UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2010

Date of reporting period: September 30, 2010

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund

The fund's portfolio
9/30/10 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (13.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
July 20, 2036	$313,392	$346,600
6s, with due dates from April 15, 2028 to
November 20, 2038	1,137,294	1,233,390
5 1/2s, April 20, 2038	1,769,569	1,900,628
5s, March 20, 2040	16,082,141	17,172,082
		20,652,700

U.S. Government Agency Mortgage Obligations (24.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	86,304	99,203
7 1/2s, October 1, 2014	10,627	11,368
7s, with due dates from November 1, 2026 to May 1, 2032	1,120,738	1,246,353
6s, with due dates from May 1, 2021 to August 1, 2021	141,877	153,377
5 1/2s, December 1, 2033	293,269	314,279
5 1/2s, October 1, 2018	192,404	208,844
5s, with due dates from May 1, 2018 to November 1, 2018	2,497,302	2,667,840
4s, TBA, October 1, 2040	12,000,000	12,312,656
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from October 1, 2029 to
November 1, 2030	100,181	114,074
7s, with due dates from December 1, 2028 to
December 1, 2035	1,764,957	1,963,838
6 1/2s, September 1, 2036	166,005	182,100
6s, July 1, 2021	754,991	817,809
5 1/2s, with due dates from June 1, 2014 to
January 1, 2021	1,615,274	1,748,663
5s, February 1, 2039	410,648	432,224
4 1/2s, April 1, 2039	268,737	280,043
4 1/2s, TBA, October 1, 2040	6,000,000	6,249,375
4s, TBA, October 1, 2040	10,000,000	10,281,250
		39,083,296

Total U.S. government and agency mortgage obligations (cost $58,509,791)		$59,735,996

U.S. TREASURY OBLIGATIONS (37.0%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023	$3,076,000	$4,437,610
6 7/8s, August 15, 2025	3,866,000	5,618,989
6 1/4s, May 15, 2030 (SEGSF)	6,505,000	9,209,657
6 1/4s, August 15, 2023	4,440,000	6,015,853
6s, February 15, 2026	4,000,000	5,403,750
5 1/2s, August 15, 2028	3,075,000	3,990,533
5 1/4s, February 15, 2029	6,852,000	8,664,033
5 1/4s, November 15, 2028	3,805,000	4,809,163
4 1/2s, August 15, 2039 (SEGSF)	2,518,000	2,883,897
4 1/2s, February 15, 2036	3,077,000	3,539,512
4 3/8s, February 15, 2038	3,086,000	3,479,947

Total U.S. treasury obligations (cost $51,073,346)		$58,052,944

MORTGAGE-BACKED SECURITIES (17.7%)(a)
	Principal amount	Value

Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	$133,043	$123,065
Ser. 06-R1, Class AS, IO, 5.471s, 2036	90,127	9,970
Ser. 06-R2, Class AS, IO, 5.528s, 2036	410,002	49,200
Ser. 05-R2, Class 1AS, IO, 5.295s, 2035	1,287,412	174,232
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.31s, 2037	101,072	193,296
IFB Ser. 06-62, Class PS, 38.363s, 2036	266,489	451,700
IFB Ser. 07-30, Class FS, 28.641s, 2037	122,272	203,808
IFB Ser. 06-49, Class SE, 27.975s, 2036	173,247	274,925
IFB Ser. 05-25, Class PS, 27.033s, 2035	57,353	90,228
IFB Ser. 06-115, Class ES, 25.535s, 2036	69,597	105,744
IFB Ser. 06-8, Class HP, 23.627s, 2036	155,675	240,651
IFB Ser. 05-99, Class SA, 23.627s, 2035	105,134	154,730
IFB Ser. 05-74, Class DM, 23.444s, 2035	188,071	278,946
IFB Ser. 05-45, Class DC, 23.37s, 2035 (F)	51,668	75,686
IFB Ser. 08-24, Class SP, 22.344s, 2038 (F)	1,054,871	1,584,472
IFB Ser. 05-122, Class SC, 22.203s, 2035	319,209	455,653
IFB Ser. 05-106, Class JC, 19.329s, 2035	150,130	215,759
IFB Ser. 05-83, Class QP, 16.728s, 2034	76,997	99,971

IFB Ser. 05-66, Class SL, 15.934s, 2035	304,846	392,160
FRB Ser. 03-W6, Class PT1, 9.928s, 2042	201,418	246,297
IFB Ser. 04-24, Class CS, IO, 6.894s, 2034	609,573	105,911
IFB Ser. 04-40, Class KS, IO, 6.794s, 2034	1,702,413	294,586
IFB Ser. 05-48, Class SM, IO, 6.544s, 2034	138,447	19,855
IFB Ser. 07-54, Class CI, IO, 6.504s, 2037 (F)	501,744	74,084
IFB Ser. 07-28, Class SE, IO, 6.494s, 2037 (F)	545,035	80,103
IFB Ser. 07-24, Class SD, IO, 6.494s, 2037	120,915	18,178
IFB Ser. 05-90, Class GS, IO, 6.494s, 2035	58,762	8,508
IFB Ser. 05-90, Class SP, IO, 6.494s, 2035	282,557	38,686
IFB Ser. 06-123, Class CI, IO, 6.484s, 2037	904,551	146,302
IFB Ser. 06-43, Class JS, IO, 6.444s, 2036	1,622,598	253,872
IFB Ser. 06-36, Class SP, IO, 6.444s, 2036	126,690	15,787
IFB Ser. 06-23, Class SP, IO, 6.444s, 2036	624,294	98,813
IFB Ser. 06-16, Class SM, IO, 6.444s, 2036 (F)	117,342	19,574
IFB Ser. 06-3, Class SB, IO, 6.444s, 2035	775,786	137,430
IFB Ser. 05-17, Class SA, IO, 6.444s, 2035 (F)	710,049	107,148
IFB Ser. 05-104, Class SI, IO, 6.444s, 2033	3,145,171	406,569
IFB Ser. 06-128, Class GS, IO, 6.424s, 2037 (F)	536,926	78,102
IFB Ser. 06-116, Class LS, IO, 6.394s, 2036	616,613	99,324
IFB Ser. 10-100, Class QS, IO, 6.394s, 2040	1,443,576	241,564
IFB Ser. 10-110, Class SB, IO, 5.74s, 2040	1,553,000	223,120
Ser. 10-98, Class DI, IO, 5s, 2040	189,835	30,831
IFB Ser. 06-109, Class SH, IO, 6.364s, 2036 (F)	165,350	27,795
IFB Ser. 06-103, Class SB, IO, 6.344s, 2036 (F)	173,225	22,807
IFB Ser. 05-122, Class SG, IO, 6.344s, 2035	434,100	62,970
IFB Ser. 05-122, Class SW, IO, 6.344s, 2035	157,493	21,950
IFB Ser. 07-15, Class NI, IO, 6.244s, 2022	192,098	23,644
IFB Ser. 07-30, Class LI, IO, 6.184s, 2037	194,875	29,416
IFB Ser. 07-30, Class OI, IO, 6.184s, 2037	347,253	57,040
IFB Ser. 07-89, Class SA, IO, 6.174s, 2037 (F)	296,794	40,325
IFB Ser. 06-115, Class JI, IO, 6.124s, 2036	389,647	60,017
IFB Ser. 06-123, Class LI, IO, 6.064s, 2037	258,443	38,534
IFB Ser. 10-2, Class SD, IO, 6.044s, 2040	295,117	30,847
IFB Ser. 07-81, Class IS, IO, 6.044s, 2037	210,150	28,641
IFB Ser. 08-11, Class SC, IO, 6.024s, 2038	74,990	10,749
IFB Ser. 07-39, Class AI, IO, 5.864s, 2037	280,021	39,060
IFB Ser. 07-32, Class SD, IO, 5.854s, 2037	691,045	93,062
IFB Ser. 07-30, Class UI, IO, 5.844s, 2037	167,617	22,232
IFB Ser. 07-32, Class SC, IO, 5.844s, 2037 (F)	267,956	35,137
IFB Ser. 07-1, Class CI, IO, 5.844s, 2037 (F)	182,700	24,050
IFB Ser. 09-12, Class DI, IO, 5.774s, 2037	2,962,955	449,599
Ser. 06-W2, Class 1AS, IO, 5.764s, 2036	370,980	42,663
IFB Ser. 09-3, Class SE, IO, 5.244s, 2037	208,589	26,019
Ser. 03-W12, Class 1IO2, IO, 1.985s, 2043	726,668	51,257
Ser. 03-W6, Class 51, IO, 0.655s, 2042	954,298	19,074
FRB Ser. 03-W8, Class 3F2, 0.606s, 2042	16,537	16,182
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	5,923,477	129,313
FRB Ser. 07-95, Class A3, 0.506s, 2036	2,308,000	2,124,814
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	4,951,271	95,400
Ser. 08-53, Class DO, PO, zero %, 2038	123,926	101,989
Ser. 07-44, Class CO, PO, zero %, 2037	108,559	99,425
Ser. 04-61, Class CO, PO, zero %, 2031	148,370	146,538
Ser. 1988-12, Class B, zero %, 2018	2,962	2,666
FRB Ser. 06-115, Class SN, zero %, 2036 (F)	97,694	81,639
FRB Ser. 05-45, Class FG, zero %, 2035	37,319	36,130
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.758s, 2037	68,156	100,333
IFB Ser. 2976, Class KL, 23.44s, 2035	145,488	223,822
IFB Ser. 2979, Class AS, 23.33s, 2034	102,836	147,187
IFB Ser. 3065, Class DC, 19.088s, 2035	672,489	958,479
IFB Ser. 3105, Class SI, IO, 18.955s, 2036	75,684	38,587
IFB Ser. 3031, Class BS, 16.082s, 2035 (F)	200,903	259,201
IFB Ser. T-56, Class 2ASI, IO, 7.844s, 2043	105,809	21,482
IFB Ser. 3184, Class SP, IO, 7.093s, 2033 (F)	201,343	19,736
IFB Ser. 3110, Class SP, IO, 7.043s, 2035	359,832	67,324
IFB Ser. 3156, Class PS, IO, 6.993s, 2036	224,123	39,244
IFB Ser. 3149, Class LS, IO, 6.943s, 2036	1,274,080	244,585
IFB Ser. 2882, Class NS, IO, 6.943s, 2034	165,365	20,598
IFB Ser. 3149, Class SE, IO, 6.893s, 2036	169,920	32,696
IFB Ser. 3151, Class SI, IO, 6.893s, 2036	1,665,945	278,429
IFB Ser. 3157, Class SA, IO, 6.893s, 2036	447,735	84,541
IFB Ser. 2752, Class XS, IO, 6.893s, 2030	2,108,697	164,879
IFB Ser. 3203, Class SH, IO, 6.883s, 2036 (F)	457,161	72,810
IFB Ser. 2835, Class AI, IO, 6.843s, 2034	94,203	15,900
IFB Ser. 2828, Class TI, IO, 6.793s, 2030	314,045	39,315
IFB Ser. 3410, Class SD, IO, 6.743s, 2038 (F)	904,913	142,816
IFB Ser. 3249, Class SI, IO, 6.493s, 2036	69,699	11,029
IFB Ser. 3042, Class SP, IO, 6.493s, 2035	562,524	86,352
IFB Ser. 3316, Class SA, IO, 6.473s, 2037	181,610	25,780
IFB Ser. 3287, Class SE, IO, 6.443s, 2037	387,277	58,227
IFB Ser. 3123, Class LI, IO, 6.443s, 2036	224,092	39,476
IFB Ser. 2935, Class SX, IO, 6.443s, 2035	1,565,870	168,409
IFB Ser. 3256, Class S, IO, 6.433s, 2036	217,577	32,787
IFB Ser. 3031, Class BI, IO, 6.433s, 2035	138,328	24,876
IFB Ser. 3249, Class SM, IO, 6.393s, 2036	59,364	9,752
IFB Ser. 3240, Class SM, IO, 6.393s, 2036	198,566	29,003
IFB Ser. 3147, Class SD, IO, 6.393s, 2036	428,907	59,444
IFB Ser. 3067, Class SI, IO, 6.393s, 2035	745,692	124,702
IFB Ser. 3128, Class JI, IO, 6.373s, 2036	226,988	34,365
IFB Ser. 3240, Class S, IO, 6.363s, 2036	412,647	66,048
IFB Ser. 3065, Class DI, IO, 6.363s, 2035	102,090	16,779
IFB Ser. 3145, Class GI, IO, 6.343s, 2036	199,320	30,438
IFB Ser. 3114, Class GI, IO, 6.343s, 2036	141,581	24,412
IFB Ser. 3485, Class SI, IO, 6.293s, 2036	281,091	45,958
IFB Ser. 3153, Class QI, IO, 6.293s, 2036	693,423	148,399
IFB Ser. 3171, Class PS, IO, 6.228s, 2036	213,638	28,886
IFB Ser. 3171, Class ST, IO, 6.228s, 2036 (F)	371,686	58,339
IFB Ser. 3510, Class CI, IO, 6.223s, 2037	1,861,790	290,048
IFB Ser. 3152, Class SY, IO, 6.223s, 2036	226,710	40,003
IFB Ser. 3181, Class PS, IO, 6.213s, 2036	148,019	22,255
IFB Ser. 3012, Class UI, IO, 6.163s, 2035	213,789	31,604
IFB Ser. 3510, Class AS, IO, 6.153s, 2037	311,531	51,275

IFB Ser. 3265, Class SC, IO, 6.153s, 2037		181,733	26,137
IFB Ser. 3240, Class GS, IO, 6.123s, 2036		1,090,807	167,581
IFB Ser. 3380, Class SI, IO, 6.113s, 2037 (F)		2,842,163	403,184
IFB Ser. 3257, Class SI, IO, 6.063s, 2036		123,503	16,977
IFB Ser. 3225, Class EY, IO, 6.033s, 2036		788,737	108,601
IFB Ser. 3225, Class JY, IO, 6.033s, 2036		517,576	77,812
IFB Ser. 3502, Class DS, IO, 5.893s, 2039		158,259	18,980
IFB Ser. 3339, Class TI, IO, 5.883s, 2037		252,390	36,710
IFB Ser. 3012, Class IG, IO, 5.823s, 2035 (F)		905,406	142,716
IFB Ser. 3309, Class SG, IO, 5.813s, 2037 (F)		281,701	36,151
IFB Ser. 3510, Class BI, IO, 5.773s, 2037		397,975	60,647
Ser. 3707, Class IK, IO, 5s, 2040		117,484	20,043
Ser. 3707, Class HI, IO, 4s, 2023		317,969	27,825
Ser. 3327, Class IF, IO, zero %, 2037		37,585	400
Ser. 3439, Class AO, PO, zero %, 2037		33,189	30,331
Ser. 3300, PO, zero %, 2037		48,137	43,607
Ser. 3046, PO, zero %, 2035		26,839	26,020
Ser. 3008, PO, zero %, 2034		7,841	7,781
Ser. 2684, PO, zero %, 2033		107,000	94,654
FRB Ser. 3349, Class DO, zero %, 2037		5,874	5,832
FRB Ser. 3274, Class TX, zero %, 2037		57,778	52,524
FRB Ser. 3326, Class YF, zero %, 2037 (F)		6,371	6,197
FRB Ser. 3261, Class KF, zero %, 2037		24,229	23,849
FRB Ser. 3238, Class LK, zero %, 2036		141,418	134,624
FRB Ser. 3129, Class TF, zero %, 2036		50,757	46,823
FRB Ser. 3047, Class BD, zero %, 2035		16,165	15,853
FRB Ser. 3326, Class WF, zero %, 2035 (F)		44,549	42,407
FRB Ser. 3030, Class CF, zero %, 2035		38,291	31,107
FRB Ser. 3251, Class TP, zero %, 2035		12,210	12,091
FRB Ser. 3006, Class TE, zero %, 2034		2,385	2,369
Government National Mortgage Association
IFB Ser. 10-98, Class CS, IO, 6.443s, 2038		235,239	39,882
IFB Ser. 10-98, Class SA, IO, 6.443s, 2038		228,241	38,529
IFB Ser. 10-32, Class SP, IO, 6.443s, 2036		315,668	37,962
IFB Ser. 10-113, Class AS, IO, 6.4s, 2039		228,000	41,434
IFB Ser. 10-85, Class SA, IO, 6.393s, 2040		98,458	15,833
IFB Ser. 10-85, Class AS, IO, 6.393s, 2039		322,904	50,496
IFB Ser. 10-85, Class SD, IO, 6.393s, 2038		215,255	33,042
IFB Ser. 10-69, Class SP, IO, 6.393s, 2038 (F)		2,546,000	408,566
IFB Ser. 10-113, Class CS, 6.386s, 2039		1,073,000	171,025
IFB Ser. 09-106, Class LP, IO, 6.353s, 2036		226,042	27,819
IFB Ser. 10-98, Class QS, IO, 6.343s, 2040		305,059	47,727
IFB Ser. 10-98, Class YS, IO, 6.343s, 2039		316,023	48,949
IFB Ser. 10-47, Class HS, IO, 6.343s, 2039		146,731	23,382
IFB Ser. 06-34, Class PS, IO, 6.333s, 2036		897,626	121,404
IFB Ser. 10-53, Class SA, IO, 6.243s, 2039 (F)		306,674	38,363
IFB Ser. 10-2, Class SA, IO, 6.243s, 2037		345,078	44,363
IFB Ser. 09-35, Class SP, IO, 6.143s, 2037		733,816	84,330
IFB Ser. 10-20, Class SE, IO, 5.993s, 2040		3,050,127	389,684
IFB Ser. 10-20, Class SC, IO, 5.893s, 2040		2,424,137	366,118
IFB Ser. 10-113, Class DS, IO, 5.836s, 2039		770,000	109,918
IFB Ser. 10-113, Class BS, IO, 5.736s, 2040		2,482,000	332,241
IFB Ser. 10-62, Class SE, IO, 5.493s, 2040		1,867,536	215,962
Ser. 10-68, Class MI, IO, 5s, 2039		2,163,334	334,822
IFB Ser. 10-14, Class SC, IO, 4.541s, 2035		2,940,910	417,609
Ser. 10-109, Class CI, IO, 4 1/2s, 2037 (F)		1,627,509	234,253
Ser. 10-84, Class NI, IO, 4 1/2s, 2036		2,745,228	--
Ser. 06-36, Class OD, PO, zero %, 2036		17,750	16,711
FRB Ser. 07-73, Class KM, zero %, 2037		306,996	280,486
FRB Ser. 07-35, Class UF, zero %, 2037		15,187	14,819
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035		60,001	58,242
Ser. 05-RP3, Class 1A3, 8s, 2035		207,232	190,654
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035		267,841	250,431
FRB Ser. 05-RP2, Class 1AF, 0.606s, 2035		2,218,238	1,874,411
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.677s, 2035		551,415	75,491
Ser. 05-RP2, Class 1AS, IO, 5.484s, 2035		2,141,666	305,187
Ser. 06-RP2, Class 1AS1, IO, 5.404s, 2036		2,128,590	319,289
FRB Ser. 06-RP2, Class 1AF1, 0.656s, 2036		2,128,590	1,798,659
FRB Ser. 05-RP1, Class 1AF, 0.606s, 2035		338,994	288,992
MASTR Reperforming Loan Trust 144A FRB Ser. 05-2,
Class 1A1F, 0.606s, 2035		45,354	37,417
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class A2, 7s, 2034		124,830	120,461
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2037		4,383,010	141,547

Total mortgage-backed securities (cost $22,934,298)			$27,706,777

PURCHASED OPTIONS OUTSTANDING (3.2%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.5	$11,871,700	$550,372
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	8,903,300	908,938
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	8,903,300	178
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 09, 2021.	Feb-11/3.04	10,000,300	417,313
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04
versus the three month USD-LIBOR-BBA maturing
February 09, 2021.	Feb-11/3.04	10,000,300	116,504
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
February 09, 2021.	Feb-11/3.11	10,000,300	100,203
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.50%
versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.5	11,871,700	210,960
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.75% versus the three month USD-LIBOR-BBA maturing
November 10, 2040.	Nov-10/3.75	3,955,000	325,813
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.75%
versus the three month USD-LIBOR-BBA maturing
November 10, 2040.	Nov-10/3.75	3,955,000	18,233
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.82% versus the three month USD-LIBOR-BBA maturing
November 09, 2040.	Nov-10/3.82	3,955,000	372,166
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.82%
versus the three month USD-LIBOR-BBA maturing
November 09, 2040.	Nov-10/3.82	3,955,000	10,520
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	6,218,200	579,972
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	6,218,200	543,160
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 09, 2021.	Feb-11/3.11	10,000,300	463,714
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 1.885% versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	26,650,800	405,625
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 1.885%
versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	26,650,800	70,889

Total purchased options outstanding (cost $3,681,041)			$5,094,560

SHORT-TERM INVESTMENTS (34.1%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)		9,681,332	$9,681,332
Interest in $486,000,000 joint tri-party repurchase
agreement dated September 30, 2010 with JPMorgan
Securities, Inc. due October 1, 2010 -- maturity value
of $7,000,078 for an effective yield of 0.40%
(collaterallized by various mortgage backed securities
with coupon rates ranging from 3.50% to 12.50% and due
dates ranging from March 1, 2011 to August 5, 2050,
valued at $495,721,493)		$7,000,000	7,000,000
Interest in $425,000,000 joint tri-party repurchase
agreement dated September 30, 2010 with Citigroup
Global Markets, Inc. due October 1, 2010 -- maturity
value of $1,285,011 for an effective yield of 0.30%
(collateralized by various mortgage backed securities
with coupon rates ranging from 2.683% to 6.50% and due
dates ranging from September 1, 2013 to June 1, 2040,
valued at $433,500,000)		1,285,000	1,285,000
Fannie Mae Discount Notes, for an effective yield
of 0.25%, October 1, 2010		5,000,000	5,000,000
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG)		35,000	34,933
U.S. Treasury Bills, for effective yields ranging from
0.21% to 0.24%, June 2, 2011 (SEG)		177,000	176,759
U.S. Treasury Bills, for effective yields ranging from
0.26% to 0.29%, March 10, 2011 (SEG) (SEGSF)		1,796,000	1,794,545
U.S. Treasury Bills, for an effective yield of 0.16%,
December 23, 2010 (SEGSF)		5,000,000	4,998,400
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.26%, December 16, 2010 (SEG) (SEGSF)		2,662,000	2,661,281
U.S. Treasury Bills, for an effective yield of 0.33%,
November 18, 2010 (SEG) (SEGSF)		11,945,000	11,942,458
U.S. Treasury Bills, for an effective yield of 0.10%,
November 4, 2010		3,000,000	2,999,717
U.S. Treasury Bills, for an effective yield of 0.11%,
October 21, 2010		6,000,000	5,999,644

Total short-term investments (cost $53,572,385)			$53,574,069

TOTAL INVESTMENTS

Total investments (cost $189,770,861) (b)			$204,164,346

FUTURES CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Short)	38	$5,081,313	Dec-10	$(71,354)
U.S. Treasury Bond 30 yr (Long)	77	10,878,656	Dec-10	(47,412)
U.S. Treasury Note 2 yr (Short)	78	17,119,781	Dec-10	(33,054)
U.S. Treasury Note 5 yr (Long)	33	3,988,617	Dec-10	28,171
U.S. Treasury Note 10 yr (Long)	59	7,436,766	Dec-10	97,746

Total				$(25,903)

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $12,948,295) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$10,036,000	Aug-11/4.49	$1,454,016
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	967,532
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,542,000	Aug-11/4.475	20,848
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	4,542,000	Aug-11/4.475	651,822
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,018,000	Aug-11/4.55	20,524
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	10,036,000	Aug-11/4.49	44,459
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	5,018,000	Aug-11/4.55	751,847
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	4,214,000	Aug-11/4.765	12,600
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	4,214,000	Aug-11/4.765	707,278
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,603,000	Aug-11/4.7	11,061
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	3,603,000	Aug-11/4.7	587,325
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	25,500
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	1,626,989
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	3,031,000	Jul-11/4.5475	10,184
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	21,156
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	22,430
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	24,628
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	3,031,000	Jul-11/4.5475	459,378
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	904,814
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	930,215
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	1,796,300	Aug-15/4.375	180,151
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	1,796,300	Aug-15/4.375	321,107
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	1,796,300	Aug-15/4.46	170,936
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	1,796,300	Aug-15/4.46	334,824
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,800	Sep-15/4.04	723
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,800	Sep-15/4.04	785
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,515,500	Feb-15/5.36	47,344
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	1,515,500	Feb-15/5.36	221,718
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	113,887
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	493,869
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 09, 2022.	28,847,000	Jan-12/5.32	5,840,075
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	6,218,200	Mar-11/4.7375	2,363
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	6,218,200	Mar-11/4.665	2,612
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	8,686,300	Nov-10/3.5	154,356
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	8,686,300	Nov-10/3.5	402,697
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	6,668,400	Oct-10/4.02	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	6,668,400	Oct-10/4.02	867,959
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	110,401

Total			$18,520,413

TBA SALE COMMITMENTS OUTSTANDING at 9/30/10 (proceeds receivable $6,242,813) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4 1/2s, October 1, 2040	$6,000,000	10/13/10	$6,249,375

Total			$6,249,375

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$43,408,000		$(1,847)	7/23/12	0.80%	3 month USD-LIBOR-BBA	$(210,932)

34,160,600		20,438	7/23/15	1.90%	3 month USD-LIBOR-BBA	(788,639)

43,186,200		(39,554)	7/23/20	3 month USD-LIBOR-BBA	2.96%	1,765,488

Barclays Bank PLC
3,855,300	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(518,654)

4,842,700		(110,777)	9/21/20	3 month USD-LIBOR-BBA	3.95%	500,886

2,023,100		53,106	9/28/20	4.02%	3 month USD-LIBOR-BBA	(213,803)

9,704,200		--	8/9/15	3 month USD-LIBOR-BBA	1.77%	157,995

1,140,000		--	8/27/15	3 month USD-LIBOR-BBA	1.6275%	9,498

1,690,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	33,154

6,897,000		--	9/1/15	1.72%	3 month USD-LIBOR-BBA	(86,115)

2,518,000		--	9/1/40	3 month USD-LIBOR-BBA	3.35%	15,572

8,663,400		--	9/7/15	3 month USD-LIBOR-BBA	1.6525%	75,687

44,639,300		(93,872)	6/29/16	3 month USD-LIBOR-BBA	2.5%	2,086,437

29,997,600		161,173	6/29/40	3.9%	3 month USD-LIBOR-BBA	(3,464,355)

400,000		--	7/6/30	3.5675%	3 month USD-LIBOR-BBA	(25,269)

Citibank, N.A.
4,852,100		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	168,812

2,795,200		--	9/24/12	3 month USD-LIBOR-BBA	0.6175%	1,408

8,498,700		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	(21,390)

67,657,500		(18,320)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(2,097,551)

Credit Suisse International
44,723,000		(12,434)	5/19/16	3 month USD-LIBOR-BBA	2.75%	2,965,343

7,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	(133,450)

6,300,000		--	9/27/12	0.6125%	3 month USD-LIBOR-BBA	(2,116)

3,700,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(8,214)

Deutsche Bank AG
45,122,200		(31,974)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(1,977,006)

24,654,100		(15,512)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(123,808)

43,294,400		101,421	7/27/20	3 month USD-LIBOR-BBA	2.94%	1,817,291

5,642,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	550,288

Goldman Sachs International
2,505,800		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(208,820)

2,242,500		(552)	10/1/13	0.84%	3 month USD-LIBOR-BBA	1,511

12,509,400		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	138,025

3,451,600		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	(249,228)

JPMorgan Chase Bank, N.A.
3,855,300	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(494,057)

3,680,500		(86,124)	9/20/20	3 month USD-LIBOR-BBA	3.995%	394,114

2,453,700		(57,171)	9/20/20	3 month USD-LIBOR-BBA	3.965%	256,320

2,505,800		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(206,364)

1,364,800		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	(119,538)

1,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	(19,064)

5,797,100		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	42,530

2,000,000		--	9/22/20	3 month USD-LIBOR-BBA	2.736%	32,323

9,544,500		35,866	7/16/40	3.88%	3 month USD-LIBOR-BBA	(1,048,569)

Total						$(1,004,260)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$1,013,353	$--	1/12/39	5.50% (1 month	Synthetic TRS	$(16,237)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

5,300,173	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(2,341)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,520,499	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(1,555)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

1,301,904	--	1/12/39	5.50% (1 month	Synthetic TRS	(20,860)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

534,334	--	1/12/39	5.50% (1 month	Synthetic TRS	(8,561)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

540,402	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(239)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

524,248	--	1/12/38	6.50% (1 month	Synthetic TRS	232
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

489,631	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(216)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

631,278	--	1/12/39	5.50% (1 month	Synthetic TRS	(10,115)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

636,559	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(281)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,866,280	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(1,708)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,805,917	--	1/12/39	5.50% (1 month	Synthetic TRS	(60,981)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

3,805,917	--	1/12/39	5.50% (1 month	Synthetic TRS	(60,981)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

3,866,280	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(1,708)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

1,710,781	--	1/12/39	5.50% (1 month	Synthetic TRS	(27,411)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Goldman Sachs International
2,867,839	--	1/12/39	5.50% (1 month	Synthetic TRS	(45,950)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

1,727,889	--	1/12/39	5.50% (1 month	Synthetic TRS	(27,685)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

1,748,134	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(772)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,488,282	(470,918)	1/12/39	5.50% (1 month	Synthetic TRS	(36,740)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Total					$(324,109)

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $156,968,553.

(b) The aggregate identified cost on a tax basis is $190,336,899, resulting in gross unrealized appreciation and depreciation of $14,463,802 and $636,355, respectively, or net unrealized appreciation of $13,827,447.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $16,346 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $45,251,163 and $56,361,489, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

At the close of the reporting period, the fund maintained liquid assets totaling $52,830,449 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund had an average contract amount of approximately $98,100,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $227,400,000 on written options contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $18,200,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $656,600,000 on interest rate swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,756,831 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $17,275,809 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $18,097,171.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$25,640,718	$2,066,059

Purchased options outstanding	--	5,094,560	--

U.S. Government and agency mortgage obligations	--	59,735,996	--

U.S. Treasury Obligations		58,052,944

Short-term investments	9,681,332	43,892,737	--

Totals by level	$9,681,332	$192,416,955	$2,066,059

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(25,903)	$--	$--

Written options		(18,520,413)

TBA sale commitments		(6,249,375)

Interest rate swap contracts		(908,127)

Total return swap contracts		146,809

Totals by level	$(25,903)	$(25,531,106)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$16,966,632	$31,179,706

Total	$16,966,632	$31,179,706

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Advertising and marketing services (0.3%)
ValueClick, Inc. (NON)	5,800	$75,864
		75,864

Aerospace and defense (0.6%)
Alliant Techsystems, Inc. (NON)	869	65,523
Teledyne Technologies, Inc. (NON)	2,625	104,528
		170,051

Airlines (0.9%)
Republic Airways Holdings, Inc. (NON) (S)	31,000	256,680
		256,680

Automotive (0.8%)
BorgWarner, Inc. (NON)	2,100	110,502
Harley-Davidson, Inc.	3,900	110,916
		221,418

Banking (5.8%)
Bancorp, Inc. (NON)	21,600	144,504
Bond Street Holdings, LLC 144A Class A (F)(NON)	3,695	75,748
Brookline Bancorp, Inc.	2,352	23,473
City Holding Co.	825	25,303
City National Corp.	2,300	122,061
Commerce Bancshares, Inc.	677	25,448
Cullen/Frost Bankers, Inc.	700	37,709
Danvers Bancorp, Inc.	8,433	129,278
East West Bancorp, Inc.	2,800	45,584
First Citizens BancShares, Inc. Class A	552	102,269
IBERIABANK Corp.	1,400	69,972
International Bancshares Corp.	2,100	35,469
NBH Holdings Corp. 144A Class A	6,250	121,875
OmniAmerican Bancorp, Inc. (NON)	4,600	51,842
PacWest Bancorp	2,513	47,898
Popular, Inc. (Puerto Rico) (NON)	16,600	48,140
Provident New York Bancorp	20,339	170,644
Seacoast Banking Corp. of Florida (NON) (S)	17,685	21,576
SVB Financial Group (NON)	4,196	177,575
Union First Market Bankshares Corp.	2,064	26,956
Webster Financial Corp.	4,887	85,816
Whitney Holding Corp.	6,378	52,108
Wilmington Trust Corp.	4,369	39,234
		1,680,482

Biotechnology (0.3%)
Cubist Pharmaceuticals, Inc. (NON)	3,561	83,292
		83,292

Broadcasting (0.2%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	4,000	45,720
		45,720

Building materials (0.9%)
AAON, Inc. (S)	2,278	53,579
Apogee Enterprises, Inc.	3,738	34,203
Mohawk Industries, Inc. (NON)	3,200	170,560
		258,342

Cable television (0.3%)
IAC/InterActiveCorp. (NON)	3,500	91,945
		91,945

Chemicals (4.1%)
American Vanguard Corp.	1,600	9,888
Ashland, Inc.	1,700	82,909
CF Industries Holdings, Inc.	300	28,650
Compass Minerals International, Inc.	1,200	91,944
Cytec Industries, Inc.	1,900	107,122
Eastman Chemical Co.	1,189	87,986
FMC Corp.	1,016	69,505
Georgia Gulf Corp. (NON)	3,100	50,654
Innophos Holdings, Inc.	2,800	92,680
International Flavors & Fragrances, Inc.	1,700	82,484
Lubrizol Corp. (The)	895	94,843
Methanex Corp. (Canada)	4,300	105,307
Olin Corp.	3,841	77,435
OM Group, Inc. (NON)	1,900	57,228
Valspar Corp.	4,400	140,140
		1,178,775

Coal (0.5%)
James River Coal Co. (NON)	1,600	28,048
Massey Energy Co.	2,300	71,346
Penn Virginia Corp.	2,900	46,516
		145,910

Commercial and consumer services (1.5%)
Alliance Data Systems Corp. (NON) (S)	1,900	123,994
Deluxe Corp.	3,283	62,804
Dun & Bradstreet Corp. (The)	1,200	88,968
Ennis Inc.	4,156	74,351
Global Cash Access, Inc. (NON)	9,800	39,984
Sotheby's Holdings, Inc. Class A	1,600	58,912
		449,013

Communications equipment (1.0%)
F5 Networks, Inc. (NON)	600	62,286
Netgear, Inc. (NON)	4,000	108,040
Syniverse Holdings, Inc. (NON)	5,300	120,151
		290,477

Computers (3.8%)
ANSYS, Inc. (NON)	3,100	130,975
Blackbaud, Inc.	4,800	115,392
Brocade Communications Systems, Inc. (NON)	19,200	112,128
Emulex Corp. (NON)	17,900	186,876
Lexmark International, Inc. Class A (NON)	1,800	80,316
Logitech International SA (Switzerland) (NON)	8,000	139,200
Logitech International SA (Switzerland) (NON) (S)	1,155	20,145
Polycom, Inc. (NON)	2,800	76,384
Progress Software Corp. (NON)	1,400	46,340
Quest Software, Inc. (NON)	4,500	110,655
Satyam Computer Services., Ltd. ADR (India) (NON) (S)	18,800	73,132
		1,091,543

Conglomerates (0.9%)
AMETEK, Inc.	3,993	190,746
Harsco Corp.	2,700	66,366
		257,112

Construction (0.9%)
Chicago Bridge & Iron Co., NV (Netherlands) (NON)	5,335	130,441
Tutor Perini Corp. (NON)	6,757	135,748
		266,189

Consumer (0.8%)
CSS Industries, Inc.	2,200	38,038
Helen of Troy, Ltd. (Bermuda) (NON)	6,539	165,371
Hooker Furniture Corp.	1,900	22,097
		225,506

Consumer goods (1.1%)
Blyth, Inc.	1,005	41,446
Church & Dwight Co., Inc.	1,577	102,410
Weight Watchers International, Inc.	6,000	187,140
		330,996

Consumer services (1.0%)
Brink's Co. (The)	2,300	52,900
TrueBlue, Inc. (NON)	16,354	223,232
		276,132

Electric utilities (3.3%)
Allegheny Energy, Inc.	3,800	93,176
Alliant Energy Corp.	2,400	87,240
Black Hills Corp.	3,100	96,720
El Paso Electric Co. (NON)	5,400	128,412
Integrys Energy Group, Inc.	1,400	72,884
NSTAR	2,400	94,440
Pepco Holdings, Inc.	5,100	94,860
Pinnacle West Capital Corp.	2,700	111,429
PNM Resources, Inc.	6,200	70,618
Westar Energy, Inc.	4,500	109,035
		958,814

Electrical equipment (0.6%)
Hubbell, Inc. Class B	3,511	178,183
		178,183

Electronics (2.7%)
International Rectifier Corp. (NON)	5,500	115,995
Intersil Corp. Class A	7,600	88,844
Multi-Fineline Electronix, Inc. (NON)	1,900	41,781
Omnivision Technologies, Inc. (NON)	5,300	122,112
QLogic Corp. (NON)	6,900	121,716
Silicon Laboratories, Inc. (NON)	2,900	106,285

Synopsys, Inc. (NON)	5,357	132,693
Zoran Corp. (NON)	8,900	67,996
		797,422

Energy (oil field) (2.1%)
Basic Energy Services, Inc. (NON)	5,400	46,008
Cal Dive International, Inc. (NON)	3,900	21,333
Complete Production Services, Inc. (NON)	6,700	137,015
Global Industries, Ltd. (NON)	6,700	36,649
Helix Energy Solutions Group, Inc. (NON)	5,800	64,612
Hercules Offshore, Inc. (NON)	15,600	41,340
ION Geophysical Corp. (NON)	5,900	30,326
Key Energy Services, Inc. (NON)	8,100	77,031
Rowan Cos., Inc. (NON)	1,400	42,504
Superior Energy Services (NON)	2,400	64,056
Tidewater, Inc.	1,100	49,291
		610,165

Energy (other) (0.2%)
Headwaters, Inc. (NON)	18,915	68,094
		68,094

Financial (0.9%)
Broadridge Financial Solutions, Inc.	3,100	70,897
GATX Corp.	4,115	120,652
MGIC Investment Corp. (NON) (S)	6,834	63,078
		254,627

Forest products and packaging (0.9%)
Packaging Corp. of America	2,612	60,520
Sealed Air Corp.	5,100	114,648
Sonoco Products Co.	2,300	76,912
		252,080

Health-care services (4.9%)
Amedisys, Inc. (NON) (S)	1,500	35,700
AMERIGROUP Corp. (NON)	5,362	227,724
AMN Healthcare Services, Inc. (NON)	9,900	50,886
Centene Corp. (NON)	2,800	66,052
Coventry Health Care, Inc. (NON)	4,400	94,732
Cross Country Healthcare, Inc. (NON)	5,300	38,107
Gentiva Health Services, Inc. (NON)	3,900	85,215
Health Net, Inc. (NON)	4,200	114,198
Healthways, Inc. (NON)	6,400	74,496
Kindred Healthcare, Inc. (NON)	4,500	58,590
LifePoint Hospitals, Inc. (NON)	2,400	84,144
Medcath Corp. (NON)	4,204	42,334
Molina Healthcare, Inc. (NON)	4,200	113,358
Omnicare, Inc.	3,500	83,580
Parexel International Corp. (NON)	6,000	138,780
Res-Care, Inc. (NON)	8,800	116,776
		1,424,672

Homebuilding (0.3%)
NVR, Inc. (NON)	125	80,941
		80,941

Household furniture and appliances (0.8%)
American Woodmark Corp.	1,385	24,556
Whirlpool Corp.	2,500	202,400
		226,956

Insurance (4.7%)
American Financial Group, Inc.	2,505	76,603
Amerisafe, Inc. (NON)	1,482	27,832
Aspen Insurance Holdings, Ltd.	2,371	71,794
CNA Surety Corp. (NON)	4,001	71,698
Delphi Financial Group Class A	3,577	89,389
Endurance Specialty Holdings, Ltd. (Bermuda)	2,527	100,575
Hanover Insurance Group, Inc. (The)	2,127	99,969
Harleysville Group, Inc.	1,017	33,347
HCC Insurance Holdings, Inc.	2,953	77,044
RenaissanceRe Holdings, Ltd.	1,400	83,944
Safety Insurance Group, Inc.	2,821	118,538
SeaBright Insurance Holdings, Inc.	3,789	30,539
Selective Insurance Group	6,214	101,226
Stancorp Financial Group	2,891	109,858
Universal American Financial Corp.	7,500	110,625
Validus Holdings, Ltd.	2,269	59,811
W.R. Berkley Corp.	3,275	88,654
		1,351,446

Investment banking/Brokerage (4.1%)
Affiliated Managers Group (NON)	728	56,791
Calamos Asset Management, Inc. Class A	2,100	24,150
Eaton Vance Corp.	2,054	59,648
Federated Investors, Inc. (S)	7,500	170,700
Jefferies Group, Inc.	2,900	65,801
Legg Mason, Inc.	2,600	78,806

optionsXpress Holdings, Inc. (NON)	7,100	109,056
SEI Investments Co.	10,000	203,400
TradeStation Group, Inc. (NON)	39,500	259,910
Waddell & Reed Financial, Inc. Class A	5,489	150,179
		1,178,441

Leisure (0.5%)
Polaris Industries, Inc.	2,200	143,220
		143,220

Machinery (2.5%)
AGCO Corp. (NON)	1,830	71,388
Applied Industrial Technologies, Inc.	6,918	211,691
Gardner Denver, Inc.	1,767	94,853
Kennametal, Inc.	4,200	129,906
Manitowoc Co., Inc. (The)	13,665	165,483
Regal-Beloit Corp.	645	37,855
		711,176

Manufacturing (3.2%)
Actuant Corp. Class A	23,700	544,152
EnPro Industries, Inc. (NON)	3,450	107,916
LSB Industries, Inc. (NON)	2,900	53,853
Oshkosh Corp. (NON)	4,400	121,000
Roper Industries, Inc.	1,576	102,724
		929,645

Medical technology (1.8%)
Conmed Corp. (NON)	5,400	121,014
Hill-Rom Holdings, Inc.	4,700	168,683
Hologic, Inc. (NON)	5,700	91,257
Invacare Corp.	2,600	68,926
Kinetic Concepts, Inc. (NON)	1,400	51,212
SurModics, Inc. (NON)	2,300	27,416
		528,508

Metals (1.9%)
Century Aluminum Co. (NON)	5,120	67,430
Cliffs Natural Resources, Inc.	300	19,176
Coeur d'Alene Mines Corp. (NON)	4,400	87,648
Commercial Metals Co.	4,700	68,103
Reliance Steel & Aluminum Co.	2,609	108,352
Schnitzer Steel Industries, Inc. Class A	800	38,624
Steel Dynamics, Inc.	6,200	87,482
U.S. Steel Corp. (S)	1,400	61,376
		538,191

Natural gas utilities (0.7%)
NiSource, Inc.	5,500	95,700
Southwest Gas Corp.	3,100	104,129
		199,829

Office equipment and supplies (0.2%)
Steelcase, Inc.	5,963	49,672
		49,672

Oil and gas (3.7%)
Atwood Oceanics, Inc. (NON)	2,600	79,170
Berry Petroleum Co. Class A	2,461	78,088
Cabot Oil & Gas Corp. Class A	1,700	51,187
Clayton Williams Energy, Inc. (NON)	1,400	70,826
Contango Oil & Gas Co. (NON)	1,300	65,208
Oil States International, Inc. (NON)	2,000	93,100
Patterson-UTI Energy, Inc.	4,700	80,276
Petroleum Development Corp. (NON)	3,074	84,842
SM Energy Co.	1,500	56,190
Stone Energy Corp. (NON)	3,300	48,609
Swift Energy Co. (NON)	2,900	81,432
Unit Corp. (NON)	2,200	82,038
Vaalco Energy, Inc. (NON)	4,100	23,534
W&T Offshore, Inc.	6,200	65,720
Whiting Petroleum Corp. (NON)	1,143	109,168
		1,069,388

Pharmaceuticals (5.1%)
Cephalon, Inc. (NON)	1,400	87,416
Endo Pharmaceuticals Holdings, Inc. (NON)	4,549	151,209
King Pharmaceuticals, Inc. (NON)	28,243	281,300
Medicis Pharmaceutical Corp. Class A	7,927	235,036
Par Pharmaceutical Cos., Inc. (NON)	4,400	127,952
Valeant Pharmaceuticals International, Inc. (Canada)	12,800	320,640
Watson Pharmaceuticals, Inc. (NON)	6,624	280,261
		1,483,814

Publishing (0.3%)
Gannett Co., Inc.	8,000	97,840
		97,840

Real estate (5.4%)
DiamondRock Hospitality Co. (R)	9,619	91,284
Entertainment Properties Trust (R)	894	38,603
Hospitality Properties Trust (R)	8,270	184,669
Kimco Realty Corp. (R)	3,200	50,400
LaSalle Hotel Properties (R)	6,800	159,052
LTC Properties, Inc. (R)	3,316	84,624
Macerich Co. (The) (R)	1,824	78,341
National Health Investors, Inc. (R)	5,414	238,541
National Retail Properties, Inc. (R)	8,599	215,921
Nationwide Health Properties, Inc. (R)	2,377	91,919
Omega Healthcare Investors, Inc. (R)	6,863	154,074
Taubman Centers, Inc. (R)	3,900	173,979
		1,561,407

Restaurants (0.5%)
Red Robin Gourmet Burgers, Inc. (NON)	5,200	101,972
Sonic Corp. (NON)	4,300	34,744
		136,716

Retail (6.0%)
Abercrombie & Fitch Co. Class A	3,500	137,620
Aeropostale, Inc. (NON)	3,900	90,675
AnnTaylor Stores Corp. (NON)	12,325	249,457
Books-A-Million, Inc.	8,918	53,508
Brown Shoe Co., Inc.	3,297	37,817
Buckle, Inc. (The) (S)	1,887	50,081
Cabela's, Inc. (NON) (S)	8,800	167,024
Cato Corp. (The) Class A	1,598	42,762
Dollar Tree, Inc. (NON)	3,185	155,300
Jos. A. Bank Clothiers, Inc. (NON)	2,077	88,501
Kenneth Cole Productions, Inc. Class A (NON)	4,700	78,349
Nash Finch Co.	2,873	122,217
Saks, Inc. (NON) (S)	13,478	115,911
Systemax, Inc.	6,017	73,889
Timberland Co. (The) Class A (NON)	9,200	182,251
Toro Co. (The)	509	28,621
Wolverine World Wide, Inc.	2,103	61,008
		1,734,991

Schools (0.4%)
Career Education Corp. (NON)	5,077	109,003
		109,003

Semiconductor (1.9%)
Hittite Microwave Corp. (NON)	1,000	47,650
KLA-Tencor Corp.	2,100	73,983
Lam Research Corp. (NON)	1,900	79,515
MKS Instruments, Inc. (NON)	4,000	71,920
Novellus Systems, Inc. (NON)	3,280	87,182
Tessera Technologies, Inc. (NON)	5,800	107,300
Verigy, Ltd. (Singapore) (NON)	9,300	75,609
		543,159

Shipping (0.9%)
Arkansas Best Corp.	4,334	105,013
Con-way, Inc.	1,200	37,188
Overseas Shipholding Group	900	30,888
Ship Finance International, Ltd. (Norway) (S)	4,724	91,787
		264,876

Software (2.2%)
Akamai Technologies, Inc. (NON)	1,400	70,252
AsiaInfo-Linkage, Inc. (China) (NON)	3,700	73,001
Autodesk, Inc. (NON)	2,200	70,334
Citrix Systems, Inc. (NON)	436	29,753
MicroStrategy, Inc. (NON)	1,600	138,576
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON)	1,100	43,065
TIBCO Software, Inc. (NON)	5,700	101,118
Websense, Inc. (NON)	5,900	104,666
		630,765

Staffing (0.5%)
Administaff, Inc.	2,003	53,941
CDI Corp.	2,346	30,310
Heidrick & Struggles International, Inc.	3,600	70,128
		154,379

Technology (0.4%)
ON Semiconductor Corp. (NON)	14,600	105,266
		105,266

Technology services (3.2%)
Acxiom Corp. (NON)	5,575	88,420
CSG Systems International, Inc. (NON)	4,900	89,327
DST Systems, Inc.	1,600	71,744
FactSet Research Systems, Inc.	1,035	83,970

Fair Isaac Corp.	4,000	98,640
Global Payments, Inc.	2,300	98,647
IHS, Inc. Class A (NON)	2,000	136,000
Perfect World Co., Ltd. ADR (China) (NON)	3,800	97,508
Sohu.com, Inc. (China) (NON)	2,000	115,240
Unisys Corp. (NON)	2,100	58,590
		938,086

Telecommunications (1.0%)
ADTRAN, Inc.	2,727	96,263
NeuStar, Inc. Class A (NON)	7,600	188,936
		285,199

Textiles (0.9%)
Jones Apparel Group, Inc.	5,300	104,092
Maidenform Brands, Inc. (NON)	3,324	95,897
Perry Ellis International, Inc. (NON)	2,336	51,042
		251,031

Tobacco (0.2%)
Universal Corp.	1,719	68,915
		68,915

Toys (0.9%)
Hasbro, Inc.	5,000	222,550
Jakks Pacific, Inc. (NON)	1,708	30,129
		252,679

Transportation services (0.3%)
HUB Group, Inc. Class A (NON)	1,921	56,208
Pacer International, Inc. (NON)	4,646	28,062
		84,270

Trucks and parts (2.6%)
Autoliv, Inc. (Sweden)	4,686	306,136
Superior Industries International, Inc.	4,000	69,120
WABCO Holdings, Inc. (NON)	8,800	369,072
		744,328
Total common stocks (cost $24,551,351)		$28,393,641

SHORT-TERM INVESTMENTS (6.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	1,138,474	$1,138,474
Putnam Money Market Liquidity Fund 0.15% (e)	$665,081	665,081

Total short-term investments (cost $1,803,555)		$1,803,555

TOTAL INVESTMENTS

Total investments (cost $26,354,906)(b)		$30,197,196

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $29,018,123.

(b) The aggregate identified cost on a tax basis is $26,514,184, resulting in gross unrealized appreciation and depreciation of $6,335,069 and $2,652,057, respectively, or net unrealized appreciation of $3,683,012.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash colleral. At the end of the reporting period, the value of securities loaned amounted to $1,099,899. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $1,138,474 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Mangement, LLC, (Putnam management), the fund's manager, an idirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $555 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,820,329 and $4,623,928, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$ 2,235,235	$--	$--

Capital goods	2,783,055	--	--

Communication services	377,144	--	--

Conglomerates	257,112	--	--

Consumer cyclicals	3,941,304	--	--

Consumer staples	1,198,358	--	--

Energy	1,893,557	--	--

Financial	5,828,780	121,875	75,748

Health care	3,520,286	--	--

Technology	4,396,718	--	--

Transportation	605,826	--	--

Utilities and power	1,158,643	--	--

Total common stocks	28,196,018	121,875	75,748

Short-term investments	665,081	1,138,474	--

	$28,861,099	$1,260,349	$75,748
Totals by level

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund

The fund's portfolio
9/30/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (45.9%)(a)
		Principal amount	Value

Banc of America Alternative Loan Trust Ser. 06-7,
Class A2, 5.707s, 2036		$3,804,000	$2,872,020
Banc of America Commercial Mortgage, Inc. FRB Ser.
07-3, Class A3, 5.837s, 2049		148,000	156,613
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	92,063
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	207,715
Ser. 07-5, Class XW, IO, 0.598s, 2051		43,895,598	902,559
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.595s, 2036		2,275,193	1,501,520
FRB Ser. 07-6, Class A1, 0.29s, 2037		1,983,913	1,368,900
Bayview Commercial Asset Trust 144A Ser. 07-5A, IO,
3.047s, 2037		740,085	77,561
Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 6.16s, 2036		2,340,091	1,521,059
FRB Ser. 05-10, Class 25A1, 5.607s, 2036		1,401,568	904,012
FRB Ser. 05-7, Class 23A1, 5.562s, 2035		1,470,421	1,088,907
FRB Ser. 07-1, Class 21A1, 5.379s, 2047		1,811,683	1,222,886
Bear Stearns Alt-A Trust 144A FRB Ser. 06-7,
Class 1AE4, 5.836s, 2046		5,809,701	3,892,500
Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1,
5.594s, 2047		10,032,209	6,370,061
Bear Stearns Asset Backed Securities Trust FRB Ser.
07-AC4, Class A1, 0.556s, 2037		2,455,355	1,289,062
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.495s, 2032		189,000	194,723
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.136s, 2050		51,767,737	390,862
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.806s, 2036		1,150,543	658,964
FRB Ser. 06-AR7, Class 2A2A, 5.407s, 2036		3,000,796	1,770,470
FRB Ser. 05-10, Class 1A4A, 5.379s, 2035		1,701,837	1,084,921
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 0.141s, 2044		30,382,971	189,473
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.964s, 2014 (United
Kingdom)	GBP	328,253	361,106
FRB Ser. 05-CT2A, Class E, 1.79s, 2014 (United Kingdom)	GBP	165,399	194,949
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		$2,536,515	1,795,954
Ser. 06-45T1, Class 2A5, 6s, 2037		1,063,219	765,517
Ser. 06-J8, Class A4, 6s, 2037		1,802,609	1,063,540
Ser. 06-41CB, Class 1A7, 6s, 2037		1,169,841	848,135
Ser. 05-80CB, Class 2A1, 6s, 2036		2,426,382	1,892,578
Ser. 07-2CB, Class 1A9, 5 3/4s, 2037		9,340,973	7,285,959
FRB Ser. 07-HY4, Class 4A1, 5.658s, 2047		1,068,384	749,882
FRB Ser. 07-HY4, Class 3A1, 5.591s, 2047		2,225,547	1,629,768
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,228,797	1,167,357
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,229,434	921,691
FRB Ser. 05-4, Class 2A7, 0.756s, 2035		1,130,731	816,953
FRB Ser. 06-23CBC, Class 2A5, 0.656s, 2036		4,126,506	2,063,253
FRB Ser. 06-18CB, Class A7, 0.606s, 2036		2,717,467	1,592,762
FRB Ser. 06-24CB, Class A13, 0.606s, 2036		1,297,061	807,015
FRB Ser. 06-OC10, Class 2A2A, 0.436s, 2036		2,699,000	1,436,111
FRB Ser. 06-OC11, Class 2A2A, 0.426s, 2037		1,499,899	866,191
Countrywide Home Loans
FRB Ser. 05-HYB7, Class 6A1, 5.512s, 2035		2,672,789	2,058,047
FRB Ser. 06-HYB2, Class 2A1B, 5.318s, 2036		1,954,190	1,328,849
FRB Ser. 04-HYB6, Class A2, 3.251s, 2034		593,345	510,277
FRB Ser. 05-HYB4, Class 2A1, 2.917s, 2035		3,191,939	2,298,196
Countrywide Home Loans 144A
IFB Ser. 05-R1, Class 1AS, IO, 5.646s, 2035		7,053,503	1,027,805
Ser. 06-R2, Class AS, IO, 5.528s, 2036		1,433,426	172,011
Ser. 05-R3, Class AS, IO, 5.523s, 2035		11,469,808	1,505,412
Ser. 06-R1, Class AS, IO, 5.471s, 2036		2,744,260	303,584
Ser. 05-R2, Class 1AS, IO, 5.295s, 2035		11,418,586	1,545,337
FRB Ser. 05-R3, Class AF, 0.656s, 2035		188,680	160,378
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.422s, 2041		1,458,000	1,537,608
Ser. 07-1, Class 1A4, 6.131s, 2037		827,106	531,933
Ser. 06-6, Class 1A4, 6s, 2036		1,085,154	653,914
Ser. 07-1, Class 1A1A, 5.942s, 2037		469,638	291,175
Ser. 07-3, Class 1A1A, 5.837s, 2037		597,873	376,660
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C2, Class F, 6 3/4s, 2030		1,198,000	1,297,456
Ser. 98-C1, Class F, 6s, 2040		758,000	824,887
Ser. 02-CP5, Class M, 5 1/4s, 2035		275,000	35,922
FRB Ser. 05-TFLA, Class L, 2.107s, 2020		534,000	416,520
Deutsche Alternative Securities, Inc. FRB Ser. 06-AR3,
Class A1, 0.446s, 2036		1,787,723	905,803
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	226,150
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1.592s, 2014 (United Kingdom)	GBP	198,039	21,786
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class PS, 27.571s, 2032 (F)		745,813	1,106,030
IFB Ser. 3182, Class SP, 27.571s, 2032		273,144	409,920
IFB Ser. 3211, Class SI, IO, 26.583s, 2036		248,627	173,547
IFB Ser. 3408, Class EK, 24.758s, 2037		186,119	273,985
IFB Ser. 3077, Class ST, IO, 23.623s, 2035		3,299,431	1,983,783
IFB Ser. 2979, Class AS, 23.33s, 2034		105,921	151,603

IFB Ser. 3065, Class DC, 19.088s, 2035	440,104	627,267
IFB Ser. 3105, Class SI, IO, 18.955s, 2036	177,891	90,696
IFB Ser. 3031, Class BS, 16.082s, 2035 (F)	619,028	798,657
IFB Ser. T-56, Class 2ASI, IO, 7.844s, 2043	470,906	95,606
IFB Ser. T-56, Class 3ASI, IO, 7.244s, 2043	793,614	165,075
IFB Ser. 2684, Class SP, IO, 7.243s, 2033	1,437,000	253,082
IFB Ser. 3184, Class SP, IO, 7.093s, 2033 (F)	2,832,611	277,660
IFB Ser. 3110, Class SP, IO, 7.043s, 2035	1,023,013	191,406
IFB Ser. 3156, Class PS, IO, 6.993s, 2036	11,243,076	1,968,663
IFB Ser. 3149, Class LS, IO, 6.943s, 2036	7,673,406	1,473,064
IFB Ser. 3119, Class PI, IO, 6.943s, 2036	1,736,822	332,984
IFB Ser. 2882, Class NS, IO, 6.943s, 2034	971,366	120,993
IFB Ser. 3149, Class SE, IO, 6.893s, 2036	653,095	125,669
IFB Ser. 3203, Class SH, IO, 6.883s, 2036 (F)	657,345	104,693
IFB Ser. 3208, Class PS, IO, 6.843s, 2036	12,742,846	1,892,827
IFB Ser. 2835, Class AI, IO, 6.843s, 2034	1,556,971	262,786
IFB Ser. 2828, Class TI, IO, 6.793s, 2030	310,449	38,865
IFB Ser. 3249, Class SI, IO, 6.493s, 2036	348,496	55,147
IFB Ser. 3028, Class ES, IO, 6.493s, 2035 (F)	1,665,856	267,198
IFB Ser. 3042, Class SP, IO, 6.493s, 2035	543,509	83,433
IFB Ser. 3316, Class SA, IO, 6.473s, 2037	787,527	111,793
IFB Ser. 3287, Class SE, IO, 6.443s, 2037	1,355,469	203,795
IFB Ser. 3123, Class LI, IO, 6.443s, 2036	402,973	70,988
IFB Ser. 3107, Class DC, IO, 6.443s, 2035 (F)	436,733	68,837
IFB Ser. 3001, Class IH, IO, 6.443s, 2035	3,403,628	559,182
IFB Ser. 2935, Class SX, IO, 6.443s, 2035	3,102,678	333,693
IFB Ser. 2906, Class SW, IO, 6.443s, 2034	1,737,485	182,210
IFB Ser. 3256, Class S, IO, 6.433s, 2036	1,195,822	180,201
IFB Ser. 3031, Class BI, IO, 6.433s, 2035	368,320	66,237
IFB Ser. 3249, Class SM, IO, 6.393s, 2036	1,187,289	195,048
IFB Ser. 3240, Class SM, IO, 6.393s, 2036	1,125,888	164,447
IFB Ser. 3147, Class SD, IO, 6.393s, 2036	1,500,459	207,955
IFB Ser. 3398, Class SI, IO, 6.393s, 2036	1,787,710	235,477
IFB Ser. 3067, Class SI, IO, 6.393s, 2035	10,068,736	1,683,795
IFB Ser. 3128, Class JI, IO, 6.373s, 2036	211,077	31,956
IFB Ser. 3240, Class S, IO, 6.363s, 2036	2,076,991	332,443
IFB Ser. 3065, Class DI, IO, 6.363s, 2035	276,939	45,516
IFB Ser. 3145, Class GI, IO, 6.343s, 2036	184,835	28,226
IFB Ser. 3114, Class IP, IO, 6.343s, 2036	3,263,458	485,341
IFB Ser. 3510, Class IB, IO, 6.343s, 2036	953,552	194,486
IFB Ser. 3485, Class SI, IO, 6.293s, 2036	456,773	74,682
IFB Ser. 3346, Class SC, IO, 6.293s, 2033	25,345,216	3,604,597
IFB Ser. 3346, Class SB, IO, 6.293s, 2033	12,255,484	1,734,028
IFB Ser. 3510, Class IA, IO, 6.243s, 2037	637,682	88,657
IFB Ser. 3238, Class LI, IO, 6.233s, 2036	626,052	98,015
IFB Ser. 3171, Class PS, IO, 6.228s, 2036	841,201	113,740
IFB Ser. 3171, Class ST, IO, 6.228s, 2036 (F)	669,874	105,143
IFB Ser. 3449, Class SL, IO, 6.223s, 2037	5,699,182	749,738
IFB Ser. 3152, Class SY, IO, 6.223s, 2036	4,184,300	738,320
IFB Ser. 3510, Class DI, IO, 6.223s, 2035	3,036,871	481,253
IFB Ser. 3181, Class PS, IO, 6.213s, 2036	591,414	88,919
IFB Ser. 3361, Class SI, IO, 6.193s, 2037	6,285,748	870,315
IFB Ser. 3199, Class S, IO, 6.193s, 2036	1,397,084	219,105
IFB Ser. 3200, Class PI, IO, 6.193s, 2036	10,207,482	1,548,067
IFB Ser. 3261, Class SA, IO, 6.173s, 2037	545,863	85,073
IFB Ser. 3311, Class PI, IO, 6.153s, 2037	917,808	149,817
IFB Ser. 3510, Class AS, IO, 6.153s, 2037	242,465	39,907
IFB Ser. 3265, Class SC, IO, 6.153s, 2037	364,056	52,359
IFB Ser. 3240, Class GS, IO, 6.123s, 2036	1,101,274	169,189
IFB Ser. 3257, Class SI, IO, 6.063s, 2036	483,625	66,480
IFB Ser. 3242, Class SC, IO, 6.033s, 2036 (F)	3,201,186	408,912
IFB Ser. 3225, Class EY, IO, 6.033s, 2036	21,150,415	2,912,201
IFB Ser. 3225, Class JY, IO, 6.033s, 2036	2,025,620	304,532
IFB Ser. 3621, Class SB, IO, 5.973s, 2040	11,073,632	1,341,565
IFB Ser. 3502, Class DS, IO, 5.893s, 2039	456,429	54,738
IFB Ser. 3339, Class TI, IO, 5.883s, 2037	1,388,146	201,906
IFB Ser. 3303, Class SD, IO, 5.833s, 2037	1,512,828	179,898
IFB Ser. 3309, Class SG, IO, 5.813s, 2037 (F)	1,045,725	134,199
IFB Ser. 3424, Class UI, IO, 5.503s, 2037	951,586	114,894
Ser. 3707, Class IK, IO, 5s, 2040	898,057	153,209
Ser. 3645, Class ID, IO, 5s, 2040	2,154,519	314,258
Ser. 3653, Class KI, IO, 5s, 2038	4,349,407	615,398
Ser. 3687, Class HI, IO, 5s, 2038	3,019,357	479,685
Ser. 3632, Class CI, IO, 5s, 2038	2,795,788	420,906
Ser. 3626, Class DI, IO, 5s, 2037	2,092,934	208,854
Ser. 3623, Class CI, IO, 5s, 2036 (F)	1,872,620	161,903
Ser. 3707, Class HI, IO, 4s, 2023	2,421,306	211,889
Ser. 3707, Class KI, IO, 4s, 2023	4,295,845	328,417
Ser. T-57, Class 1AX, IO, 0.004s, 2043	1,066,248	14,223
Ser. 3300, PO, zero %, 2037	252,292	228,552
Ser. 3106, PO, zero %, 2036	1,514	1,516
Ser. 3084, Class ON, PO, zero %, 2035	1,595	1,569
FRB Ser. 3345, Class TY, zero %, 2037	21,589	21,400
FRB Ser. 3326, Class XF, zero %, 2037 (F)	3,151	3,142
FRB Ser. 3326, Class YF, zero %, 2037 (F)	254,583	247,641
FRB Ser. 3235, Class TP, zero %, 2036	4,205	4,177
FRB Ser. 3251, Class TC, zero %, 2036	64,316	62,854
FRB Ser. 3047, Class BD, zero %, 2035	24,571	24,097
FRB Ser. 3326, Class WF, zero %, 2035 (F)	28,957	27,565
FRB Ser. 3030, Class EF, zero %, 2035	28,575	24,391
FRB Ser. 3412, Class UF, zero %, 2035	22,338	19,328
FRB Ser. 2947, Class GF, zero %, 2034	20,219	19,866
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.363s, 2036	289,315	490,389
IFB Ser. 05-25, Class PS, 27.033s, 2035	437,601	688,437
IFB Ser. 06-115, Class ES, 25.535s, 2036	484,153	735,607
IFB Ser. 06-8, Class HP, 23.627s, 2036	437,066	675,638
IFB Ser. 05-99, Class SA, 23.627s, 2035	282,704	416,067
IFB Ser. 05-74, Class DM, 23.444s, 2035	729,041	1,081,309

IFB Ser. 08-24, Class SP, 22.344s, 2038 (F)	389,539	585,108
IFB Ser. 05-95, Class OP, 19.564s, 2035	207,235	310,468
IFB Ser. 05-83, Class QP, 16.728s, 2034	393,090	510,379
IFB Ser. 05-66, Class SL, 15.934s, 2035	338,955	436,038
IFB Ser. 03-W6, Class 4S, IO, 7.344s, 2042	3,395,155	680,864
IFB Ser. 03-W6, Class 5S, IO, 7.344s, 2042	3,235,075	653,158
IFB Ser. 04-17, Class ST, IO, 7.344s, 2034	8,740,322	1,683,036
IFB Ser. 06-24, Class QS, IO, 6.944s, 2036	4,832,726	886,129
IFB Ser. 04-89, Class EI, IO, 6.894s, 2034	6,484,775	959,605
IFB Ser. 04-24, Class CS, IO, 6.894s, 2034	197,908	34,386
IFB Ser. 03-130, Class BS, IO, 6.794s, 2033 (F)	1,594,674	242,296
IFB Ser. 03-34, Class WS, IO, 6.744s, 2029 (F)	2,403,095	236,985
IFB Ser. 05-48, Class SM, IO, 6.544s, 2034	4,617,030	662,128
IFB Ser. 07-54, Class CI, IO, 6.504s, 2037 (F)	721,450	106,524
IFB Ser. 07-28, Class SE, IO, 6.494s, 2037 (F)	130,309	19,151
IFB Ser. 07-24, Class SD, IO, 6.494s, 2037	423,202	63,624
IFB Ser. 05-90, Class SP, IO, 6.494s, 2035	331,259	45,354
IFB Ser. 06-123, Class CI, IO, 6.484s, 2037	1,190,524	192,555
IFB Ser. 06-36, Class SP, IO, 6.444s, 2036	517,235	64,453
IFB Ser. 06-22, Class QM, IO, 6.444s, 2036	7,489,655	1,361,581
IFB Ser. 06-23, Class SP, IO, 6.444s, 2036	548,130	86,758
IFB Ser. 06-16, Class SM, IO, 6.444s, 2036 (F)	1,372,902	229,013
IFB Ser. 06-3, Class SB, IO, 6.444s, 2035	9,268,228	1,641,867
IFB Ser. 05-29, Class SX, IO, 6.444s, 2035	1,654,464	248,338
IFB Ser. 05-57, Class DI, IO, 6.444s, 2035	2,326,400	289,429
IFB Ser. 05-7, Class SC, IO, 6.444s, 2035 (F)	639,705	63,858
IFB Ser. 04-92, Class S, IO, 6.444s, 2034	1,993,287	268,954
IFB Ser. 06-128, Class GS, IO, 6.424s, 2037 (F)	788,803	114,741
IFB Ser. 10-100, Class CS, IO, 6.394s, 2040	$5,579,126	816,716
IFB Ser. 06-51, Class SP, IO, 6.394s, 2036	5,650,483	870,061
IFB Ser. 04-92, Class SQ, IO, 6.394s, 2034	869,069	132,598
IFB Ser. 05-51, Class WS, IO, 6.374s, 2035	49,182	7,816
IFB Ser. 06-109, Class SH, IO, 6.364s, 2036 (F)	626,953	105,389
IFB Ser. 06-111, Class SB, IO, 6.364s, 2036	1,831,242	270,072
IFB Ser. 06-103, Class SB, IO, 6.344s, 2036 (F)	981,760	129,258
IFB Ser. 06-36, Class PS, IO, 6.344s, 2036	68,272	11,140
IFB Ser. 06-8, Class HJ, IO, 6.344s, 2036	1,600,067	231,994
IFB Ser. 05-122, Class SG, IO, 6.344s, 2035	650,088	94,302
IFB Ser. 05-122, Class SW, IO, 6.344s, 2035	642,827	89,591
IFB Ser. 06-17, Class SI, IO, 6.324s, 2036	603,486	85,701
IFB Ser. 06-86, Class SB, IO, 6.294s, 2036	344,712	53,299
IFB Ser. 07-15, Class NI, IO, 6.244s, 2022	2,977,526	366,488
IFB Ser. 10-27, Class BS, IO, 6.194s, 2040	1,131,917	152,530
IFB Ser. 06-79, Class SH, IO, 6.194s, 2036	1,486,908	245,102
IFB Ser. 07-30, Class LI, IO, 6.184s, 2037	1,347,435	203,395
IFB Ser. 07-30, Class OI, IO, 6.184s, 2037	6,419,283	1,054,431
IFB Ser. 07-89, Class SA, IO, 6.174s, 2037 (F)	1,101,752	149,692
IFB Ser. 07-44, Class SB, IO, 6.174s, 2037	1,742,073	265,196
IFB Ser. 07-48, Class SG, IO, 6.174s, 2037	5,807,699	870,051
IFB Ser. 07-54, Class GI, IO, 6.154s, 2037	1,872,561	248,114
IFB Ser. 10-35, Class SG, IO, 6.144s, 2040	7,759,473	1,150,885
IFB Ser. 10-2, Class LS, IO, 6.144s, 2037	1,898,915	237,789
IFB Ser. 06-116, Class TS, IO, 6.144s, 2036	1,210,370	193,841
IFB Ser. 06-115, Class JI, IO, 6.124s, 2036	1,618,447	249,289
IFB Ser. 06-123, Class LI, IO, 6.064s, 2037	1,073,663	160,083
IFB Ser. 10-2, Class SD, IO, 6.044s, 2040	2,234,033	233,514
IFB Ser. 07-81, Class IS, IO, 6.044s, 2037	3,025,315	412,320
IFB Ser. 09-104, Class KS, IO, 5.944s, 2039 (F)	4,504,131	542,035
IFB Ser. 09-88, Class SA, IO, 5.944s, 2039	1,975,074	251,486
IFB Ser. 07-39, Class AI, IO, 5.864s, 2037	1,120,083	156,240
IFB Ser. 07-32, Class SD, IO, 5.854s, 2037	756,655	101,897
IFB Ser. 07-42, Class S, IO, 5.844s, 2037	1,885,301	229,638
IFB Ser. 07-26, Class S, IO, 5.844s, 2037	3,212,285	380,978
IFB Ser. 07-30, Class UI, IO, 5.844s, 2037	628,562	83,372
IFB Ser. 07-32, Class SC, IO, 5.844s, 2037 (F)	3,230,192	423,570
IFB Ser. 07-32, Class SG, IO, 5.844s, 2037 (F)	8,431,772	999,452
IFB Ser. 07-1, Class CI, IO, 5.844s, 2037 (F)	2,137,647	281,392
IFB Ser. 05-5, Class SP, IO, 5.794s, 2035 (F)	2,689,766	312,817
Ser. 06-W3, Class 1AS, IO, 5.756s, 2046	703,738	106,666
IFB Ser. 04-46, Class PJ, IO, 5.744s, 2034	700,296	88,440
IFB Ser. 10-110, Class SB, IO, 5.74s, 2040	6,348,000	912,017
IFB Ser. 09-3, Class SE, IO, 5.244s, 2037	893,745	111,486
Ser. 10-98, Class DI, IO, 5s, 2040	1,447,121	235,027
Ser. 10-21, Class IP, IO, 5s, 2039 (F)	4,117,080	596,892
Ser. 10-68, Class CI, IO, 5s, 2038	2,226,120	352,350
Ser. 378, Class 19, IO, 5s, 2035 (F)	5,834,703	650,391
IFB Ser. 05-W2, Class A2, IO, 4.954s, 2035	3,726,656	452,147
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,929,426	195,354
Ser. 03-W12, Class 2, IO, 2.229s, 2043	6,703,803	514,259
Ser. 03-W10, Class 3, IO, 1.791s, 2043	305,669	19,955
Ser. 03-W10, Class 1, IO, 1.673s, 2043	927,010	54,737
Ser. 03-W8, Class 12, IO, 1.637s, 2042	902,256	53,304
Ser. 03-W17, Class 12, IO, 1.139s, 2033	2,169,513	87,367
Ser. 03-T2, Class 2, IO, 0.811s, 2042	1,343,867	34,075
Ser. 00-T6, IO, 0.768s, 2030	2,243,217	48,603
Ser. 03-W10, Class 3A, IO, 0.601s, 2043	2,250,008	49,119
Ser. 01-T12, Class IO, 0.565s, 2041	12,368,050	254,584
Ser. 02-T18, IO, 0.509s, 2042	3,586,776	66,546
Ser. 03-W10, Class 1A, IO, 0.495s, 2043	1,878,322	36,191
Ser. 99-51, Class N, PO, zero %, 2029	36,645	33,730
FRB Ser. 05-91, Class EF, zero %, 2035	5,053	5,018
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.13s, 2020	2,714,401	54,288
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	246,240
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	447,000	491,784
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	119,218	92,990

Government National Mortgage Association
IFB Ser. 09-88, Class MS, IO, 6.643s, 2039	1,241,949	142,704
IFB Ser. 09-76, Class MS, IO, 6.643s, 2039	933,923	105,496
IFB Ser. 08-79, Class ID, IO, 6.543s, 2035	2,030,469	330,538
IFB Ser. 09-61, Class SA, IO, 6.443s, 2039	12,024,811	1,365,898
IFB Ser. 10-98, Class CS, IO, 6.443s, 2038	1,793,198	304,019
IFB Ser. 10-98, Class SA, IO, 6.443s, 2038	1,736,225	293,092
IFB Ser. 10-32, Class SP, IO, 6.443s, 2036	2,400,817	288,722
IFB Ser. 10-113, Class AS, IO, 6.4s, 2039	1,738,000	315,847
IFB Ser. 10-85, Class SA, IO, 6.393s, 2040	752,219	120,964
IFB Ser. 10-85, Class AS, IO, 6.393s, 2039	2,457,053	384,234
IFB Ser. 10-85, Class SD, IO, 6.393s, 2038	1,641,691	252,000
IFB Ser. 10-80, Class S, IO, 6.343s, 2040	1,061,024	163,981
IFB Ser. 10-98, Class QS, IO, 6.343s, 2040	2,326,825	364,032
IFB Ser. 10-98, Class YS, IO, 6.343s, 2039	2,406,559	372,752
IFB Ser. 10-47, Class HS, IO, 6.343s, 2039	1,117,718	178,108
IFB Ser. 06-34, Class PS, IO, 6.333s, 2036	774,999	104,819
IFB Ser. 10-68, Class SD, IO, 6.324s, 2040	5,549,233	915,763
IFB Ser. 10-47, Class XN, IO, 6.293s, 2034	1,463,626	116,358
IFB Ser. 10-113, Class JS, IO, 6 1/4s, 2038	3,074,000	547,326
IFB Ser. 10-60, Class S, IO, 6.243s, 2040	3,523,490	523,520
IFB Ser. 10-62, Class PS, IO, 6.243s, 2040 (F)	5,110,035	724,816
IFB Ser. 09-104, Class KS, IO, 6.243s, 2039	3,421,892	376,006
IFB Ser. 10-53, Class SA, IO, 6.243s, 2039 (F)	5,450,353	681,799
IFB Ser. 10-31, Class GS, IO, 6.243s, 2039	5,310,139	779,316
IFB Ser. 10-2, Class SA, IO, 6.243s, 2037	2,628,207	337,882
IFB Ser. 09-24, Class SA, IO, 6.243s, 2037	6,124,727	442,879
IFB Ser. 09-127, Class PS, IO, 6.193s, 2038	7,585,055	1,087,389
IFB Ser. 07-35, Class KY, IO, 6.193s, 2037	5,342,474	603,646
IFB Ser. 09-102, Class SM, IO, 6.143s, 2039	8,499,097	905,685
IFB Ser. 09-35, Class SP, IO, 6.143s, 2037	2,235,833	256,942
IFB Ser. 09-106, Class SC, IO, 6.093s, 2039	6,031,456	710,626
IFB Ser. 10-20, Class SE, IO, 5.993s, 2040	4,966,690	634,544
IFB Ser. 10-26, Class QS, IO, 5.993s, 2040	19,680,363	2,873,333
IFB Ser. 09-72, Class SM, IO, 5.993s, 2039	6,944,959	798,670
IFB Ser. 09-92, Class SA, IO, 5.993s, 2039 (F)	9,594,865	1,145,055
IFB Ser. 09-77, Class SB, IO, 5.993s, 2038 (F)	112,587	12,779
IFB Ser. 09-87, Class SN, IO, 5.993s, 2035	2,388,329	221,350
IFB Ser. 05-28, Class SA, IO, 5.943s, 2035	1,031,396	84,862
IFB Ser. 10-20, Class SC, IO, 5.893s, 2040	23,124,080	3,492,437
IFB Ser. 09-122, Class WS, IO, 5.893s, 2039	4,919,682	479,964
IFB Ser. 08-60, Class SH, IO, 5.893s, 2038 (F)	1,069,190	120,422
IFB Ser. 09-58, Class SD, IO, 5.843s, 2039	1,016,405	99,577
IFB Ser. 09-87, Class TS, IO, 5.843s, 2035	6,764,550	810,190
IFB Ser. 09-66, Class BS, IO, 5.833s, 2039	7,402,297	787,960
IFB Ser. 10-98, Class ST, IO, 5.743s, 2040	11,101,153	1,405,739
IFB Ser. 09-50, Class SW, IO, 5.743s, 2039	2,100,589	195,923
IFB Ser. 09-55, Class SN, IO, 5.743s, 2039	10,530,497	1,015,245
IFB Ser. 10-15, Class BS, IO, 5.523s, 2040	5,028,393	597,122
IFB Ser. 10-58, Class AI, IO, 5.513s, 2040	6,007,995	725,405
IFB Ser. 10-35, Class AS, IO, 5.493s, 2040	8,184,619	1,058,926
IFB Ser. 10-20, Class SD, IO, 5.423s, 2040	5,778,866	736,921
Ser. 09-101, Class IL, IO, 5s, 2038	2,278,543	349,506
Ser. 10-43, Class JI, IO, 5s, 2037 (F)	2,141,815	301,706
IFB Ser. 10-14, Class SC, IO, 4.541s, 2035	446,986	63,472
Ser. 10-109, Class CI, IO, 4 1/2s, 2037 (F)	11,969,969	1,722,882
Ser. 10-87, Class ID, IO, 4 1/2s, 2035	864,141	84,614
Ser. 06-36, Class OD, PO, zero %, 2036	17,750	16,711
Ser. 99-31, Class MP, PO, zero %, 2029	90,856	83,502
Greenwich Capital Commercial Funding Corp. FRB Ser.
06-GG7, Class A2, 6.032s, 2038	1,504,593	1,532,609
GS Mortgage Securities Corp. II FRB Ser. 07-GG10,
Class A3, 6.002s, 2045	295,000	319,883
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.334s, 2039	104,189,113	2,057,998
GSMPS Mortgage Loan Trust FRB Ser. 05-RP2, Class 1AF,
0.606s, 2035	872,371	737,154
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP1, Class 1AS, IO, 5.677s, 2035	8,908,859	1,219,664
Ser. 05-RP3, Class 1AS, IO, 5.417s, 2035	313,920	41,871
FRB Ser. 05-RP3, Class 1AF, 0.606s, 2035	322,514	274,137
FRB Ser. 05-RP1, Class 1AF, 0.606s, 2035	49,895	42,536
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.97s, 2037	2,453,524	1,668,396
IMPAC CMB Trust FRB Ser. 05-4, Class 1A1A, 0.796s, 2035	2,047,283	1,535,462
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.366s, 2037	1,836,318	1,000,793
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR3, Class 2A1A, 5.619s, 2036	2,094,467	1,146,721
FRB Ser. 06-AR25, Class 5A1, 5.59s, 2036	617,876	364,793
FRB Ser. 07-AR15, Class 1A1, 5.554s, 2037	1,537,910	988,107
FRB Ser. 06-AR25, Class 3A1, 5.544s, 2036	866,396	511,173
FRB Ser. 07-AR9, Class 2A1, 5.472s, 2037	1,557,187	1,062,780
FRB Ser. 05-AR23, Class 6A1, 5.313s, 2035	4,231,631	3,237,198
FRB Ser. 05-AR31, Class 3A1, 5.166s, 2036	2,531,103	1,607,251
FRB Ser. 07-AR7, Class 2A1, 4.958s, 2037	935,020	507,248
FRB Ser. 07-AR11, Class 1A1, 4.833s, 2037	799,010	443,451
FRB Ser. 06-AR27, Class 2A2, 0.456s, 2036	2,896,333	2,049,155
FRB Ser. 06-AR41, Class A3, 0.436s, 2037	966,860	488,264
FRB Ser. 06-AR35, Class 2A1A, 0.426s, 2037	1,563,863	812,758
JPMorgan Alternative Loan Trust
FRB Ser. 06-A1, Class 5A1, 5.884s, 2036	1,020,948	796,340
FRB Ser. 06-A6, Class 1A1, 0.416s, 2036	866,758	501,297
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 08-C2, Class X, IO, 0.6s, 2051	53,048,021	1,207,670
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.189s, 2051	54,745,932	542,362
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	164,907

Ser. 98-C4, Class J, 5.6s, 2035		379,000	341,820
MASTR Reperforming Loan Trust 144A Ser. 05-1,
Class 1A4, 7 1/2s, 2034		747,176	706,081
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 05-A9, Class 3A1, 4.081s, 2035		223,667	178,505
Ser. 96-C2, Class JS, IO, 2.285s, 2028		712,684	36,632
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
6.02s, 2050		196,000	208,957
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.126s, 2049		241,000	260,539
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.177s, 2049		43,137,131	495,879
Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5,
Class X, IO, 4.654s, 2017		1,965,589	157,247
Morgan Stanley Capital I
Ser. 98-CF1, Class E, 7.35s, 2032		915,000	971,656
FRB Ser. 07-IQ15, Class A2, 6.035s, 2049		847,000	893,999
Ser. 07-HQ13, Class A2, 5.649s, 2044		1,639,000	1,723,717
Morgan Stanley Capital I 144A
FRB Ser. 04-RR, Class F7, 6s, 2039		1,380,000	103,500
Ser. 07-HQ13, Class X1, IO, 0.797s, 2044		20,889,491	411,314
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.681s, 2036		1,266,712	874,031
FRB Ser. 07-14AR, Class 6A1, 5.432s, 2037		3,858,673	2,546,724
FRB Ser. 07-11AR, Class 2A1, 5.426s, 2037		3,638,583	1,828,388
Ser. 06-6AR, Class 2A, 5.411s, 2036		3,326,006	2,095,384
FRB Ser. 07-15AR, Class 2A1, 5.294s, 2037		876,538	601,906
FRB Ser. 07-11AR, Class 2A5, 4.787s, 2037		497,479	243,765
Ser. 05-5AR, Class 2A1, 3.037s, 2035		665,190	444,014
FRB Ser. 06-5AR, Class A, 0.506s, 2036		1,332,234	746,051
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043		1,196,000	1,237,860
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 2.009s, 2012		1,422	22
Nomura Asset Acceptance Corp. 144A IFB Ser. 04-R3,
Class AS, IO, 6.794s, 2035		1,427,852	258,131
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033 (F)		157,000	1,570
Residential Asset Securitization Trust
IFB Ser. 06-A9CB, Class A3, IO, 6.874s, 2036		1,364,784	223,825
Ser. 07-A5, Class 2A3, 6s, 2037		1,960,201	1,489,753
FRB Ser. 05-A2, Class A1, 0.756s, 2035		2,497,976	1,756,157
FRB Ser. 06-A9CB, Class A1, 0.626s, 2036		1,458,620	838,707
STRIPS 144A
Ser. 03-1A, Class N, 5s, 2018		158,000	127,980
Ser. 04-1A, Class N, 5s, 2018		126,102	108,448
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037 (F)		1,540,027	861,453
FRB Ser. 05-23, Class 3A1, 5.888s, 2036		1,862,376	1,434,030
FRB Ser. 06-4, Class 6A, 5.711s, 2036		1,220,521	900,135
FRB Ser. 06-9, Class 1A1, 5.402s, 2036		708,738	426,434
FRB Ser. 06-12, Class 1A1, 0.416s, 2037		5,098,842	3,033,811
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.982s, 2037		4,577,741	709,385
Ser. 05-RF7, Class A, IO, 5.461s, 2035		627,700	87,860
Ser. 07-4, Class 1A4, IO, 1s, 2037		6,928,913	223,766
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.693s, 2035		583,989	82,530
Ser. 05-RF3, Class 1A, IO, 5.474s, 2035		524,754	70,842
Ser. 05-RF6, Class A, IO, 5.316s, 2043		736,716	103,627
Ser. 07-RF1, Class 1A, IO, 5.165s, 2037		4,336,618	567,924
Ser. 06-RF4, Class 1A, IO, 4.967s, 2036		546,625	75,406
FRB Ser. 05-RF3, Class 1A, 0.606s, 2035		1,036,294	865,305
FRB Ser. 05-RF1, Class A, 0.606s, 2035		369,379	297,350
Ursus PLC 144A FRB Ser. 1-A, Class D, 1.638s, 2012
(Ireland)	GBP	156,798	14,785
Wachovia Bank Commercial Mortgage Trust
Ser. 07-C31, Class A3, 5.483s, 2047		$566,000	591,974
Ser. 07-C34, IO, 0.523s, 2046		14,996,930	267,095
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.557s, 2018		363,000	217,800
Wells Fargo Alternative Loan Trust FRB Ser. 07-PA6,
Class A1, 6.28s, 2037		5,008,227	3,598,489

Total mortgage-backed securities (cost $215,961,684)			$243,758,474

CORPORATE BONDS AND NOTES (27.1%)(a)
		Principal amount	Value

Basic materials (2.2%)
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		$64,000	$77,440
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		134,000	129,310
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		120,000	122,700
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.292s, 2013 (Netherlands)		255,000	230,775
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		440,000	456,500
FMG Resources August 2006 Pty Ltd. 144A sr. notes
10 5/8s, 2016 (Australia)		472,000	581,150
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		824,000	916,700
Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017		240,000	254,100
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011		46,000	49,450
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		40,000	41,500

Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		65,000	66,625
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		185,000	192,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		220,000	215,600
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		125,000	129,375
Ineos Finance PLC 144A company guaranty sr. notes
9 1/4s, 2015 (United Kingdom)	EUR	160,000	227,318
International Paper Co. sr. unsec. notes 9 3/8s, 2019		$114,000	147,345
Lyondell Chemical Co. sr. notes 11s, 2018		795,000	879,469
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		470,000	513,475
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		273,000	308,490
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		90,000	102,825
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		306,000	311,355
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	483,000	761,522
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$225,000	259,875
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.585s, 2013
(France)	EUR	78,000	105,640
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	69,551
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		$225,000	250,832
Sappi Papier Holding AG 144A company guaranty 6 3/4s,
2012 (Austria)		120,000	120,945
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.149s, 2015 (Germany)	EUR	182,000	226,525
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$320,000	323,200
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		225,000	245,813
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		211,000	225,770
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		450,000	480,938
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		253,000	262,488
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)		310,000	11,238
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		397,000	499,942
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		334,000	405,810
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)		431,000	531,388
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		100,000	101,250
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		75,000	76,500
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		130,000	134,875
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		536,000	586,920
			11,634,924

Capital goods (1.2%)
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		198,000	200,970
Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		277,000	288,773
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		432,120	468,850
Ball Corp. company guaranty sr. unsec. notes 7 3/8s,
2019		30,000	32,625
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016		45,000	48,600
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		545,000	555,900
Berry Plastics Corp. company guaranty 8 7/8s, 2014		560,000	544,600
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		68,000	70,125
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	60,000	85,085
Graham Packaging Co., Inc. 144A company guaranty sr.
notes 8 1/4s, 2018		$40,000	40,600
Impress Holdings BV company guaranty sr. bonds FRB
Ser. REGS, 3.96s, 2013 (Netherlands)	EUR	163,000	215,543
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		$225,000	238,500
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		469,000	566,112
Mueller Water Products, Inc. 144A company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		40,000	42,000
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	210,000	273,417
Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	423,000	618,981
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. sec. notes 7 3/4s, 2016 (Luxembourg)	EUR	467,000	642,687
Ryerson, Inc. company guaranty sr. notes 12s, 2015		$428,000	440,840
Tenneco, Inc. company guaranty sr. unsec. sub. notes
8 5/8s, 2014		335,000	343,375
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		105,000	107,625
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		204,000	213,180
TransDigm, Inc. company guaranty sr. sub. notes
7 3/4s, 2014		85,000	85,956
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		428,000	432,815
			6,557,159

Communication services (3.2%)
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		66,000	71,033
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		225,000	248,625
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		434,893	516,435
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		255,000	264,563
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		206,000	217,330
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		112,000	112,000
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		110,000	107,250
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		410,000	441,775
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		500,000	540,000
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		660,000	700,425
CSC Holdings, LLC sr. unsec. unsub. notes 8 1/2s, 2014		240,000	264,300
CSC Holdings, LLC sr. notes 6 3/4s, 2012		116,000	121,365
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		200,000	204,000
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		250,000	273,438
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		907,000	980,694
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		86,000	93,203
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		349,000	373,866
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		310,000	311,550
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		866,000	896,310
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		530,000	498,200
Magyar Telecom BV 144A company guaranty sr. notes
9 1/2s, 2016 (Hungary)	EUR	314,000	417,737
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		$123,000	127,305
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		479,000	501,753
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		380,000	389,500
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		590,000	671,125
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		91,000	95,095
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		265,000	270,300
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		140,000	142,800
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014		250,000	255,000
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	62,150
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		570,000	625,575
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	155,400
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		120,000	132,000
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		220,000	236,500
Sprint Capital Corp. notes 8 3/8s, 2012		260,000	278,200
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,415,925
TDC A/S sr. unsec. unsub. bonds 5 7/8s, 2015 (Denmark)	EUR	160,000	231,485
Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	400,000	589,313
Unitymedia Hessen/NRW 144A company guaranty sr. notes
8 1/8s, 2017 (Germany)	EUR	276,000	392,233
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	421,000	615,181
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	50,000	87,772
Virgin Media Secured Finance PLC company guaranty sr.
notes 7s, 2018 (United Kingdom)	GBP	220,000	366,485
Wind Acquisition Holding company guaranty sr. notes
Ser. REGS, 12 1/4s, 2017 (Luxembourg) (PIK)	EUR	241,078	349,800
Windstream Corp. company guaranty 8 5/8s, 2016		$1,070,000	1,131,525
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		185,000	192,863
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		80,000	82,800
			17,052,184

Conglomerates (0.1%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	174,400
SPX Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2017		95,000	100,700
			275,100

Consumer cyclicals (4.5%)
Affinia Group Holdings, Inc. 144A sr. notes 10 3/4s,
2016		30,000	33,375
Affinion Group, Inc. company guaranty 11 1/2s, 2015		300,000	316,875
Affinion Group, Inc. company guaranty 10 1/8s, 2013		345,000	354,488

AMC Entertainment, Inc. company guaranty 11s, 2016		208,000	222,040
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	172,496
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		179,000	169,379
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		225,000	219,375
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		355,000	378,963
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		360,000	369,000
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014		310,000	305,350
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		140,000	141,400
Building Materials Corp. 144A sr. notes 7s, 2020		255,000	261,375
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		105,000	103,163
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014		345,000	360,525
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		100,000	105,000
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		115,000	117,588
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		262,000	204,360
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		659,000	703,483
Codere Finance Luxembourg SA sr. sec. notes Ser. REGS,
8 1/4s, 2015 (Luxembourg)	EUR	272,000	364,195
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		$125,000	134,375
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		354,000	380,550
D.R. Horton, Inc. sr. notes 7 7/8s, 2011		25,000	26,156
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		110,000	122,650
DISH DBS Corp. company guaranty 7 1/8s, 2016		247,000	259,659
DISH DBS Corp. company guaranty 6 5/8s, 2014		876,000	915,420
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		270,000	284,850
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		245,000	266,131
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 5/8s, 2015		345,000	354,770
Goodman Global Group, Inc. sr. unsec. disc. notes zero
%, 2014		413,000	264,320
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		345,000	379,500
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		365,000	413,363
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		265,000	295,111
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014		295,000	283,938
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	242,938
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018		210,000	167,738
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017		580,000	635,100
Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 (R)		250,000	259,063
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017		158,000	184,465
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		210,000	190,050
ISS Financing PLC sr. bond Ser. REGS, 11s, 2014
(United Kingdom)	EUR	130,000	194,376
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	132,000	189,012
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	68,280
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$585,000	605,475
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		120,000	137,400
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		386,000	409,160
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		345,000	368,719
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		749,000	807,048
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	79,313
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		350,000	363,125
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020		105,000	113,400
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	180,000	244,336
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		$320,000	48,000
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		190,000	206,388
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		290,000	294,350
Navistar International Corp. sr. notes 8 1/4s, 2021		360,000	384,750
NBTY, Inc. 144A company guaranty sr. notes 9s, 2018		40,000	42,000
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)		375,000	389,531
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		246,000	258,608
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		492,000	492,615
Nortek, Inc. company guaranty sr. notes 11s, 2013		268,479	285,259

Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		665,000	789,688
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		60,000	63,750
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		225,000	219,656
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		140,000	145,600
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		65,000	68,981
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		240,000	232,200
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	55,413
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		230,000	260,475
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		160,000	161,200
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		143,000	144,073
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		489,000	538,511
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		86,000	82,345
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		420,000	474,600
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017		240,000	253,800
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		65,000	66,950
Travelport LLC company guaranty 11 7/8s, 2016		221,000	236,470
Travelport LLC company guaranty 9 7/8s, 2014		210,000	216,038
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		125,000	124,375
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	240,000	329,510
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$105,000	111,563
TVN Finance Corp. PLC company guaranty sr. unsec. Ser.
REGS, 10 3/4s, 2017 (United Kingdom)	EUR	70,000	105,945
TVN Finance Corp. PLC 144A company guaranty sr. unsec.
notes 10 3/4s, 2017 (United Kingdom)	EUR	191,000	289,078
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		335,000	345,469
Univision Communications, Inc. 144A company guaranty
sr. unsec. unsub. notes 9 3/4s, 2015 (PIK)		$244,840	234,434
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		186,901	57,939
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016		235,000	251,450
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A
company guaranty 1st mtge. notes 7 3/4s, 2020		150,000	158,250
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		245,000	281,750
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		210,000	216,825
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		322,000	349,370
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)		61,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		177,000	--
			23,809,430

Consumer staples (1.1%)
Archibald Candy Corp. company guaranty 10s, 2011 (In
default) (F)(NON)		77,746	1,201
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		165,000	174,488
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		430,000	422,475
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		276,000	281,865
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		295,000	302,375
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		250,000	265,938
Dean Foods Co. company guaranty 7s, 2016		67,000	65,744
Dole Food Co. 144A sr. sec. notes 8s, 2016		225,000	235,406
Europcar Groupe SA company guaranty sr. sub. bond FRB
Ser. REGS, 4.399s, 2013 (France)	EUR	193,000	244,004
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		$83,000	63,910
Hertz Corp. company guaranty 8 7/8s, 2014		235,000	241,169
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		95,000	95,000
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	215,000	307,456
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		$245,000	262,150
Libbey Glass, Inc. 144A sr. notes 10s, 2015		75,000	80,625
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		195,000	201,825
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		365,000	336,256
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		241,000	202,440
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		75,000	76,125
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		165,000	169,950
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		475,000	546,250
Spectrum Brands Holdings, Inc. 144A sr. notes 9 1/2s,
2018		315,000	337,838
SUPERVALU, Inc. sr. unsec. notes 8s, 2016		245,000	246,838
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		215,000	258,806
West Corp. company guaranty 9 1/2s, 2014		455,000	476,044
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		41,000	41,820

			5,937,998

Energy (5.4%)
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		345,000	380,174
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		425,000	448,906
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		424,000	428,770
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		90,000	77,625
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		105,000	108,150
Bristow Group, Inc. company guaranty 6 1/8s, 2013		245,000	248,063
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		390,000	379,275
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		195,000	197,925
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		675,000	781,313
Complete Production Services, Inc. company guaranty
8s, 2016		287,000	295,610
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		295,000	256,650
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		420,000	420,538
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		429,000	435,435
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		180,000	196,200
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		173,000	189,003
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		982,000	1,063,015
Crosstex Energy/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018		445,000	466,138
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		240,000	261,600
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015		405,000	420,188
Dong Energy A/S unsec. sub. notes FRN 5 1/2s, 3005
(Denmark)	EUR	156,000	213,932
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		$564,000	559,065
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		486,000	462,915
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014		520,000	529,100
Forest Oil Corp. sr. notes 8s, 2011		485,000	512,888
Gazprom Via Gaz Capital SA 144A sr. unsec. notes
7.288s, 2037 (Russia)		240,000	267,312
Gazprom Via Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	373,123
Gazprom Via Gaz Capital SA 144A company guaranty sr.
unsec. bond 8.146s, 2018 (Russia)		149,000	173,786
Gazprom Via Gaz Capital SA 144A sr. sec. bond 9 1/4s,
2019 (Russia)		690,000	854,248
Gazprom Via Gaz Capital SA 144A sr. unsec. 6.51s, 2022
(Russia)		207,000	220,207
Gazprom Via White Nights Finance BV notes 10 1/2s,
2014 (Russia)		500,000	599,010
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		530,000	536,625
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	378,213
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014		230,000	234,600
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	127,000	206,682
KazMunaiGaz Finance Sub BV 144A notes 7s, 2020
(Kazakhstan)		$210,000	231,525
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		150,000	158,250
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		430,000	443,975
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		325,000	354,123
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		294,000	300,615
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015		160,000	168,000
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		305,000	231,800
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		295,000	221,988
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)		280,000	284,200
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		245,000	248,063
Peabody Energy Corp. company guaranty 7 3/8s, 2016		886,000	965,740
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		26,000	27,983
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	415,123
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		75,000	80,772
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		450,000	546,750
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		350,000	402,313
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		4,365,000	2,531,700
Petroleos de Venezuela SA company guaranty sr. unsec.

unsub. notes 5 1/2s, 2037 (Venezuela)		265,000	121,900
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		265,000	127,863
Petroleos de Venezuela SA sr. unsec. bonds zero %,
2011 (Venezuela)		665,000	613,463
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)		400,000	254,400
Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)		1,535,000	898,466
Petroleos Mexicanos 144A company guaranty bonds
5 1/2s, 2021 (Mexico)		1,125,000	1,198,125
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		275,000	336,875
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		433,000	438,785
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		280,000	310,800
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		310,000	325,113
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	61,500
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		365,000	416,100
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)		430,000	528,900
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		450,000	544,500
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		250,000	293,125
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020		210,000	218,400
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		173,000	178,190
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		630,000	614,250
Williams Cos., Inc. (The) notes 7 3/4s, 2031		111,000	126,815
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		165,000	200,344
			28,597,118

Financials (4.9%)
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012		44,000	45,485
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012		298,000	311,038
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012		322,000	333,270
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 6 7/8s, 2011		44,000	45,375
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014		31,000	27,716
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8.3s, 2015		405,000	441,450
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		790,000	841,350
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017		345,000	288,075
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058		261,000	261,000
Banco Do Brasil 144A sr. unsec. 5.585s, 2017 (Brazil)	BRL	318,000	187,598
Biz Finance PLC for Ukreximbank sr. unsec. unsub.
bonds 8 3/8s, 2015 (United Kingdom)		$250,000	257,670
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.176s, 2012		407,625	400,445
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037		171,000	166,939
CIT Group, Inc. sr. bonds 7s, 2017		1,053,000	1,030,624
CIT Group, Inc. sr. bonds 7s, 2016		750,000	738,750
CIT Group, Inc. sr. bonds 7s, 2015		200,000	198,500
CIT Group, Inc. sr. bonds 7s, 2014		133,000	132,668
CIT Group, Inc. sr. bonds 7s, 2013		265,000	266,325
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	208,000	269,936
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	67,900
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	49,375
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		525,000	527,625
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		500,000	523,444
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
3 3/4s, 2011	RUB	18,000,000	584,568
JPMorgan Chase & Co. 144A unsec. unsub. notes 0.171s,
2012	INR	14,000,000	322,056
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015		$225,000	241,875
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		438,000	439,095
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		480,000	437,756
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		147,000	146,081
Pinafore LLC/Pinafore, Inc. 144A company guaranty sr.
notes 9s, 2018		130,000	136,500
RSHB Capital SA for OJSC Russian Agricultural Bank
sub. bonds FRB 6.97s, 2016 (Russia)		2,860,000	2,838,922
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 9s, 2014 (Russia)		390,000	447,525
RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 3/4s, 2018 (Russia)		370,000	415,325

RSHB Capital SA for OJSC Russian Agricultural Bank
144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,393,809
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		208,000	220,432
State Bank of India/London 144A sr. unsec. notes
4 1/2s, 2015 (India)		215,000	225,860
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.251s, 2014		45,000	38,306
VTB Bank Via VTB Capital SA sr. notes 6 1/4s, 2035
(Russia)		400,000	410,000
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		3,040,000	3,116,000
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
7 1/2s, 2011 (Russia)		639,000	670,950
VTB Bank Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		3,746,000	3,947,535
VTB Bank Via VTB Capital SA 144A sr. unsec. unsub.
notes 6.609s, 2012 (Russia)		2,521,000	2,648,109
			26,093,262

Health care (1.5%)
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	156,000	208,596
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017		$345,000	380,794
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		225,000	240,750
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. unsub. notes 8 7/8s, 2015		378,000	401,625
DaVita, Inc. company guaranty 6 5/8s, 2013		93,000	94,511
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015		85,000	88,241
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015		225,000	256,500
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		701,000	760,585
HCA, Inc. sr. sec. notes 9 1/4s, 2016		964,000	1,043,530
HCA, Inc. sr. sec. notes 9 1/8s, 2014		171,000	180,191
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018		205,000	214,225
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013		460,000	461,150
Select Medical Corp. company guaranty 7 5/8s, 2015		329,000	321,186
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	543,355
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015		19,000	20,140
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		335,000	342,119
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		175,770	178,407
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		245,000	269,500
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018		120,000	137,100
Tenet Healthcare Corp. sr. notes 9s, 2015		838,000	911,325
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020		245,000	244,388
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)		175,000	166,250
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020		40,000	40,900
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017		40,000	40,800
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		260,000	278,068
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)		135,000	138,393
			7,962,629

Technology (1.1%)
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020		85,000	87,763
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		79,000	74,853
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		293,000	270,293
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020		225,000	242,438
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017		275,000	293,563
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		461,114	372,926
First Data Corp. company guaranty sr. unsec. notes
9 7/8s, 2015		155,000	126,713
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		193,000	138,960
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020		105,000	108,938
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)		31,302	31,302
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014		660,000	659,175
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		3,000	2,730
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018		400,000	425,000
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		140,000	140,700
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		440,000	463,100
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	167,594
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)		245,000	253,575
NXP BV/NXP Funding, LLC 144A company guaranty sr.

notes 9 3/4s, 2018 (Netherlands)		406,000	432,390
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		370,000	389,425
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013		510,000	520,838
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		385,000	459,113
			5,661,389

Transportation (0.2%)
British Airways PLC sr. unsec. 8 3/4s, 2016 (United
Kingdom)	GBP	189,000	302,307
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	165,000	222,840
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017		$249,000	272,966
			798,113

Utilities and power (1.7%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		720,000	777,600
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		222,000	225,237
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		225,000	230,063
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		595,000	605,413
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		290,000	305,102
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		345,000	236,325
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		109,000	85,293
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		48,000	44,760
Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	77,118
Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	12,283
El Paso Corp. sr. unsec. notes 7s, 2017		285,000	302,632
El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	425,876
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		1,050,000	1,042,398
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		276,000	273,907
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018		65,000	62,563
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		405,000	386,775
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		95,000	102,125
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011		15,000	15,318
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		300,000	363,000
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		1,345,000	1,599,380
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		110,000	113,300
Mirant North America, LLC company guaranty 7 3/8s, 2013		200,000	206,000
NRG Energy, Inc. company guaranty 7 3/8s, 2017		360,000	368,100
NRG Energy, Inc. sr. notes 7 3/8s, 2016		745,000	766,419
NV Energy, Inc. sr. unsec. unsub. notes 8 5/8s, 2014		309,000	317,884
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		105,000	108,077
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	71,057
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	212,713
			9,336,718

Total corporate bonds and notes (cost $138,001,162)			$143,716,024

ASSET-BACKED SECURITIES (10.9%)(a)
		Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.406s, 2036		$94,000	$48,567
FRB Ser. 06-HE3, Class A2C, 0.406s, 2036		100,000	49,525
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		35,007	36,933
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.416s, 2036		81,841	50,342
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028		70,000	102,200
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5.131s, 2034		39,647	8,819
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A4, 8.29s, 2030		638,423	456,472
FRB Ser. 00-A, Class A1, 0.417s, 2030		101,889	16,488
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1,
Class A1A, 0.326s, 2037		643,402	254,588
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		798,683	662,907
Ser. 00-4, Class A6, 8.31s, 2032		2,103,758	1,640,931
Ser. 00-5, Class A7, 8.2s, 2032		199,841	177,859
Ser. 00-1, Class A5, 8.06s, 2031		589,783	476,250
Ser. 00-4, Class A5, 7.97s, 2032		127,278	100,130
Ser. 00-5, Class A6, 7.96s, 2032		334,386	284,228
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	12,828
Ser. 01-1, Class A5, 6.99s, 2031		70,860	72,986
Ser. 01-3, Class A4, 6.91s, 2033		6,903,572	6,886,313
FRB Ser. 02-1, Class M1A, 2.309s, 2033		1,609,000	1,324,985
FRB Ser. 01-4, Class M1, 2.006s, 2033		241,000	125,891
Countrywide Asset Backed Certificates
FRB Ser. 07-8, Class 2A3, 0.446s, 2037		2,597,000	999,845
FRB Ser. 06-23, Class 2A3, 0.426s, 2037		1,164,000	559,387
FRB Ser. 06-24, Class 2A3, 0.406s, 2047		3,212,000	1,445,400
Credit-Based Asset Servicing and Securitization

FRB Ser. 06-CB9, Class A2, 0.366s, 2036		1,439,000	661,940
FRB Ser. 07-CB1, Class AF1A, 0.326s, 2037		819,828	290,367
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038 (F)		368,220	128,852
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 06-FF13, Class A2D, 0.496s, 2036		1,189,000	564,169
FRB Ser. 07-FF1, Class A2D, 0.476s, 2038		1,161,000	533,171
FRB Ser. 06-FF18, Class A2D, 0.466s, 2037		1,325,000	685,688
FRB Ser. 06-FF18, Class A2C, 0.416s, 2037		4,114,000	2,098,140
FRB Ser. 06-FF11, Class 2A3, 0.406s, 2036		1,108,000	556,349
FRB Ser. 06-FF7, Class 2A3, 0.406s, 2036		524,945	314,697
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.586s, 2036		217,000	123,928
FRB Ser. 06-2, Class 2A3, 0.426s, 2036		309,000	180,125
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 2.411s, 2043 (F)	EUR	1,225,000	809,410
FRB Ser. 03-2, Class 3C, 2.287s, 2043 (F)	GBP	588,814	389,054
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$671,564	523,820
Ser. 94-4, Class B2, 8.6s, 2019		256,426	135,304
Ser. 93-1, Class B, 8.45s, 2018		166,230	132,882
Ser. 99-5, Class A5, 7.86s, 2029		2,574,276	2,355,462
Ser. 96-8, Class M1, 7.85s, 2027		304,000	305,172
Ser. 95-8, Class B1, 7.3s, 2026		285,417	264,578
Ser. 95-4, Class B1, 7.3s, 2025		289,077	275,048
Ser. 97-6, Class M1, 7.21s, 2029		182,000	161,184
Ser. 95-F, Class B2, 7.1s, 2021		10,414	9,698
Ser. 96-1, Class M1, 7s, 2027		283,308	286,648
Ser. 93-3, Class B, 6.85s, 2018		11,488	10,425
Ser. 98-3, Class A6, 6.76s, 2030		536,281	562,802
Ser. 99-3, Class A7, 6.74s, 2031		359,882	361,682
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		3,004,605	2,809,306
GSAA Home Equity Trust
FRB Ser. 06-19, Class A3A, 0.496s, 2036		317,364	171,377
FRB Ser. 07-4, Class A1, 0.356s, 2037		5,133,628	2,475,868
FRB Ser. 06-19, Class A1, 0.346s, 2036		2,449,965	1,249,482
FRB Ser. 06-17, Class A1, 0.316s, 2036		1,846,370	941,649
FRB Ser. 06-16, Class A1, 0.316s, 2036		1,816,767	1,044,641
FRB Ser. 06-12, Class A1, 0.306s, 2036		1,376,418	704,124
GSAMP Trust FRB Ser. 07-HE2, Class A2A, 0.376s, 2047		958,398	858,724
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2.256s, 2030		297,485	14,874
FRB Ser. 05-1A, Class E, 2.056s, 2030		62,826	9,424
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.586s, 2036		108,000	89,794
Lehman XS Trust
Ser. 07-6, Class 3A6, 6 1/2s, 2037		1,079,609	630,438
FRB Ser. 07-6, Class 2A1, 0.466s, 2037		839,213	273,508
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.876s, 2035		240,000	156,757
FRB Ser. 06-4, Class 2A4, 0.516s, 2036		103,000	38,995
FRB Ser. 06-WL1, Class 2A3, 0.496s, 2046		3,315,246	2,469,859
FRB Ser. 06-WL2, Class 2A3, 0.456s, 2036		1,653,784	1,411,505
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.506s, 2032		925,076	832,568
MASTR Asset Backed Securities Trust
FRB Ser. 06-FRE2, Class A4, 0.406s, 2036		51,726	26,560
FRB Ser. 07-WMC1, Class A3, 0.356s, 2037		1,900,241	660,334
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates
FRB Ser. 07-1, Class A2C, 0.506s, 2037		2,637,000	1,325,093
FRB Ser. 07-1, Class A2B, 0.426s, 2037		1,513,000	866,193
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		85,052	82,201
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.936s, 2035		101,721	56,783
FRB Ser. 05-HE1, Class M3, 0.776s, 2034		150,000	124,457
Morgan Stanley Capital, Inc.
FRB Ser. 04-HE8, Class B3, 3.456s, 2034		44,882	6,434
FRB Ser. 06-HE3, Class A2D, 0.506s, 2036		1,411,000	583,872
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.416s, 2036		115,670	57,333
FRB Ser. 06-2, Class A2C, 0.406s, 2036		130,000	80,255
FRB Ser. 06-6, Class A2B, 0.356s, 2037		853,255	527,613
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		578,575	572,789
Ser. 00-A, Class A2, 7.765s, 2017		83,601	54,933
Ser. 95-B, Class B1, 7.55s, 2021		91,603	68,455
Ser. 00-D, Class A4, 7.4s, 2030		1,442,000	951,720
Ser. 02-B, Class A4, 7.09s, 2032		239,507	229,854
Ser. 99-B, Class A4, 6.99s, 2026		580,777	557,546
Ser. 01-D, Class A4, 6.93s, 2031		334,284	267,428
Ser. 98-A, Class M, 6.825s, 2028		43,000	41,228
Ser. 01-E, Class A4, 6.81s, 2031		553,936	473,616
Ser. 01-C, Class A2, 5.92s, 2017		763,588	381,794
Ser. 02-C, Class A1, 5.41s, 2032		766,145	739,330
Ser. 01-E, Class A2, 5.05s, 2031		533,196	409,228
Ser. 02-A, Class A2, 5.01s, 2020		70,117	62,925
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		103,976	100,337
FRB Ser. 01-B, Class A2, 0.632s, 2018		39,131	33,446
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.086s, 2036		98,000	35,903
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.446s, 2036		81,467	62,900
FRB Ser. 07-RZ1, Class A2, 0.416s, 2037		154,000	84,290
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.906s, 2035		93,147	346
FRB Ser. 06-WM3, Class A2, 0.416s, 2036		1,469,680	558,478
FRB Ser. 06-WM2, Class A2C, 0.416s, 2036		1,465,006	560,365

FRB Ser. 07-NC2, Class A2B, 0.396s, 2037		144,000	68,406
FRB Ser. 07-BR5, Class A2A, 0.386s, 2037		21,454	15,436
FRB Ser. 07-BR4, Class A2A, 0.346s, 2037		27,380	19,235
FRB Ser. 07-BR3, Class A2A, 0.326s, 2037		2,683,690	1,610,214
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.466s, 2036		219,000	79,616
Soundview Home Equity Loan Trust
FRB Ser. 06-OPT3, Class 2A3, 0.426s, 2036		104,000	82,086
FRB Ser. 06-3, Class A3, 0.416s, 2036		433,723	242,996
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.516s, 2036		104,000	15,210
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		395,000	47,400
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		351,000	122,850
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.366s, 2037		541,786	368,414

Total asset-backed securities (cost $61,522,818)			$58,013,264

FOREIGN GOVERNMENT BONDS AND NOTES (8.3%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$281,000	$264,562
Argentina (Republic of) sr. unsec. bonds FRB 0.53s,
2013		2,362,000	791,270
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		3,251,000	2,885,263
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	1,080,000	259,571
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.677s, 2012		$30,279,000	6,888,473
Argentina (Republic of) sr. unsec. unsub. notes Ser.
$dis, 8.28s, 2033		1,015,013	839,923
Banco Nacional de Desenvolvimento Economico e Social
144A notes 6 1/2s, 2019 (Brazil)		620,000	715,325
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		225,000	242,719
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		160,000	182,400
Brazil (Federal Republic of) notes zero %, 2017	BRL	1,350	755,920
Brazil (Federal Republic of) sr. notes 5 7/8s, 2019		$905,000	1,061,113
Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	1,080	621,976
Canada (Government of) bonds Ser. WL43, 5 3/4s, 2029	CAD	585,000	761,200
Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	516,138
Colombia (Government of) bonds 6 1/8s, 2041		$565,000	646,925
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		755,000	1,169,623
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		550,000	752,125
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		425,000	513,188
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		280,000	317,663
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		575,000	691,219
Industrial Bank Of Korea 144A sr. notes 7 1/8s, 2014
(South Korea)		1,190,000	1,369,838
Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	594,225
Peru (Republic of) bonds 6.95s, 2031	PEN	3,110,000	1,178,136
Philippines (Republic of) sr. unsec. unsub. bonds
6 1/2s, 2020		$800,000	958,000
Philippines (Republic of) sr. unsec. unsub. bonds
6 3/8s, 2034		1,000,000	1,149,320
Russia (Federation of) 144A unsec. unsub. bonds 7.5s,
2030		1,583,849	1,887,473
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		515,000	629,588
Sri Lanka (Republic of) 144A notes 7.4s, 2015		240,000	261,641
Sweden (Government of) debs. Ser. 1041, 6 3/4s, 2014	SEK	26,845,000	4,653,839
Turkey (Republic of) bonds 16s, 2012	TRY	190,000	145,492
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$1,210,000	1,463,773
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,530,000	1,836,581
Turkey (Republic of) unsec. notes 6 3/4s, 2040		370,000	410,078
Ukraine (Government of) sr. unsec. bonds 6.385s, 2012		250,000	252,213
Ukraine (Government of) sr. unsec. unsub. bonds Ser.
REGS, 6 7/8s, 2011		1,045,000	1,050,110
Ukraine (Government of) 144A bonds 7 3/4s, 2020		745,000	747,794
Ukraine (Government of) 144A sr. unsec. bonds 6 7/8s,
2011		355,000	356,775
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		350,000	362,250
Venezuela (Republic of) bonds 8 1/2s, 2014		855,000	702,357
Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027		200,000	146,500
Venezuela (Republic of) unsec. notes FRN Ser. REGS,
1.513s, 2011		690,000	664,863
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,410,000	1,321,212
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,215,000	1,135,527

Total foreign government bonds and notes (cost $37,739,482)			$44,154,181

PURCHASED OPTIONS OUTSTANDING (3.8%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$24,003,700	$480

Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 4.065% versus
the three month USD-LIBOR-BBA maturing October 20, 2020.	Oct-10/4.065	5,652,900	--
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	42,662,500	3,979,130
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	$24,003,700	2,450,538
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 4.065% versus
the three month USD-LIBOR-BBA maturing
October 20, 2020.	Oct-10/4.065	$5,652,900	755,284
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 1.885%
versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	62,291,000	165,694
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 2.07%
versus the three month USD-LIBOR-BBA maturing
October 20, 2015.	Oct-10/2.07	83,028,200	--
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.50%
versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.50	15,103,200	268,384
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.75%
versus the three month USD-LIBOR-BBA maturing
November 10, 2040.	Nov-10/3.75	23,180,900	106,864
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.7575% versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	6,825,900	4,983
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.82%
versus the three month USD-LIBOR-BBA maturing
November 9, 2040.	Nov-10/3.82	23,180,900	61,661
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 1.885% versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	62,291,000	948,069
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 2.07% versus the three month USD-LIBOR-BBA maturing
October 20, 2015.	Oct-10/2.07	83,028,200	2,141,297
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.50	7,747,300	359,165
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.50	7,355,900	341,020
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	42,662,500	3,726,569
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.75% versus the three month USD-LIBOR-BBA maturing
November 10, 2040.	Nov-10/3.75	23,180,900	1,909,643
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.7575% versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	6,825,900	558,973
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.82% versus the three month USD-LIBOR-BBA maturing
November 9, 2040.	Nov-10/3.82	23,180,900	2,181,323

Total purchased options outstanding (cost $10,723,810)			$19,959,077

SENIOR LOANS (2.7%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.326s, 2012		$86,567	$85,967
Momentive Performance Materials, Inc. bank term loan
FRN 2.563s, 2013		219,430	209,251
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016		189,525	190,473
			485,691

Communication services (0.4%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.759s, 2014		150,000	139,125
Charter Communications Operating, LLC bank term loan
FRN Ser. l, 7 1/4s, 2014		185,725	191,761
Charter Communications Operating, LLC bank term loan
FRN 2.26s, 2014		72,115	70,335
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.79s, 2016		585,464	571,006
Cincinnati Bell, Inc. bank term loan FRN Ser. B,

6 1/2s, 2017	224,436	225,231
Insight Midwest, LP bank term loan FRN Ser. B, 2.099s,
2014	88,786	85,013
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.033s,
2014	145,032	139,456
Intelsat Corp. bank term loan FRN Ser. B2-B, 3.033s,
2014	144,988	139,414
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.033s,
2014	144,988	139,414
Intelsat Jackson Holdings SA bank term loan FRN
3.533s, 2014 (Luxembourg)	375,000	351,563
Level 3 Communications, Inc. bank term loan FRN 2.7s,
2014	234,000	213,609
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.956s, 2014	55,000	59,331
		2,325,258

Consumer cyclicals (1.1%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	611,103	603,158
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	109,725	110,524
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.78s, 2014	153,473	137,638
Cenveo, Inc. bank term loan FRN Ser. C, 4.792s, 2013	92,071	90,403
Cenveo, Inc. bank term loan FRN Ser. DD, 4.792s, 2013	3,068	3,012
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.91s, 2016	215,961	169,989
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	98,713	93,531
Dana Corp. bank term loan FRN 4.691s, 2015	217,921	215,392
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	150,252	130,323
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.51s, 2014	159,664	59,275
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014	439,671	163,228
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.261s, 2014	164,056	60,906
Golden Nugget, Inc. bank term loan FRN 3.267s, 2014
(PIK)	41,499	33,182
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.27s,
2014 (PIK)	72,904	58,293
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B1, 3.498s, 2015	370,000	317,919
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015	429,402	369,373
Isle of Capri Casinos, Inc. bank term loan FRN 5s, 2013	123,402	118,065
Isle of Capri Casinos, Inc. bank term loan FRN Ser. A,
5s, 2013	43,414	41,536
Isle of Capri Casinos, Inc. bank term loan FRN Ser. B,
5s, 2013	49,361	47,226
Jarden Corp. bank term loan FRN Ser. B4, 3.783s, 2015	123,949	123,225
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.634s, 2013	83,651	80,734
National Bedding Co. bank term loan FRN 2.38s, 2011	49,712	47,661
R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s,
2014	436,199	383,855
Realogy Corp. bank term loan FRN 0.106s, 2013	92,013	81,623
Realogy Corp. bank term loan FRN Ser. B, 3.258s, 2013	675,031	598,809
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.772s, 2014	322,168	302,837
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.77s, 2014	31,918	30,002
Six Flags Theme Parks bank term loan FRN 9 1/4s, 2016	225,000	231,653
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	295,097	295,980
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	641,187	416,772
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.51s, 2014	362,369	317,073
Yankee Candle Co., Inc. bank term loan FRN 2.27s, 2014	53,478	51,151
		5,784,348

Consumer staples (0.4%)
Claire's Stores, Inc. bank term loan FRN 3.074s, 2014	312,865	270,902
Revlon Consumer Products bank term loan FRN 6.245s,
2015	1,328,325	1,321,960
Rite-Aid Corp. bank term loan FRN Ser. B, 2.013s, 2014	78,000	69,247
Spectrum Brands, Inc. bank term loan FRN 8.05s, 2016	225,000	228,891
West Corp. bank term loan FRN Ser. B2, 2.633s, 2013	61,970	60,919
		1,951,919

Energy (0.1%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1.256s,
2012	185,000	172,050
Hercules Offshore, Inc. bank term loan FRN Ser. B, 6s,
2013	120,332	103,529
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	451,595	452,159
		727,738

Financials (--%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	145,000	145,544
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	91,080	89,942
		235,486

Health care (0.3%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	211,624	206,929
Health Management Associates, Inc. bank term loan FRN
2.283s, 2014	900,211	848,674
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.26s, 2014	74,039	70,861
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014	20,198	19,331
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.725s, 2014 (PIK)	100,651	95,870
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.26s, 2014	213,916	204,735
Select Medical Corp. bank term loan FRN Ser. B,
2.339s, 2012	10,682	10,508
		1,456,908

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 3.01s,
2014	201,982	177,769
First Data Corp. bank term loan FRN Ser. B3, 3.006s,
2014	142,852	125,655
		303,424

Transportation (0.1%)
Swift Transportation Co., Inc. bank term loan FRN
6.563s, 2014	560,000	545,782
		545,782

Utilities and power (0.1%)
NRG Energy, Inc. bank term loan FRN 3.783s, 2015	119,744	116,376
NRG Energy, Inc. bank term loan FRN 2.033s, 2013	37,893	37,770
NRG Energy, Inc. bank term loan FRN 1.933s, 2013	46	45
NRG Energy, Inc. bank term loan FRN Ser. B, 3.783s,
2015	142,713	142,127
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.759s, 2014 (United Kingdom)	160,480	124,104
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.924s, 2014 (United Kingdom)	199,967	155,086
		575,508

Total senior loans (cost $15,261,252)		$14,392,062

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (0.5%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.3%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038	$1,281,301	$1,406,879
		1,406,879

U.S. Government Agency Mortgage Obligations (0.2%)
Federal National Mortgage Association Pass-Through
Certificates
5s, February 1, 2037	444,717	468,082
4 1/2s, August 1, 2039	627,805	654,216
		1,122,298

Total U.S. government and agency mortgage obligations (cost $2,436,248)		$2,529,177

U.S. TREASURY OBLIGATIONS (0.4%)(a)
	Principal amount	Value

U.S. Treasury Notes 2.75s, October 31, 2013 (i)	$354,000	$380,465
U.S. Treasury Notes 2.625s, February 29, 2016 (i)	1,182,000	1,259,173
U.S. Treasury Notes 2.375s, August 31, 2014 (i)	533,000	563,541
U.S. Treasury Inflation Protected Securities 1.375s,
January 15, 2020 (i)	44,359	47,281

Total U.S. treasury obligations (cost $2,250,460)		$2,250,460

CONVERTIBLE BONDS AND NOTES (0.3%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$293,000	$288,239
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	186,000	278,051
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	471,000	472,766
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	455,000	484,575
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	235,000	267,459

Total convertible bonds and notes (cost $1,584,970)		$1,791,090

COMMON STOCKS (--%)(a)
	Shares	Value

Bohai Bay Litigation, LLC (Escrow) (F)	842	$2,627
Nortek, Inc. (NON)	4,810	192,400
Trump Entertainment Resorts, Inc. (F)	71	1,136
Vertis Holdings, Inc. (F)(NON)	8,044	8

Total common stocks (cost $170,433)		$196,171

PREFERRED STOCKS (--%)(a)
			Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.			163	$149,553

Total preferred stocks (cost $54,831)				$149,553

WARRANTS (--%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$222
Smurfit Kappa Group PLC 144A (Ireland) (F)	10/1/13	EUR 0.001	422	22,016
Vertis Holdings, Inc. (F)	10/18/15	$0.01	535	1

Total warrants (cost $16,076)				$22,239

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			627	$627

Total convertible preferred stocks (cost $590,996)				$627

SHORT-TERM INVESTMENTS (18.3%)(a)
			Principal amount/shares	Value

Egypt Treasury Bills with an effective yield
of 10.15%, October 19, 2010 (Egypt)		EGP	7,600,000	$1,328,752
Egypt Treasury Bills with an effective yield
of 10.10%, March 8, 2011 (Egypt)		EGP	1,000,000	168,434
Egypt Treasury Bills with an effective yield
of 9.993%, November 2, 2010 (Egypt)		EGP	3,800,000	662,040
Egypt Treasury Bills with an effective yield of 9.63%,
November 23, 2010 (Egypt)		EGP	8,450,000	1,464,177
Egypt Treasury Bills with an effective yield of 9.35%,
December 28, 2010 (Egypt)		EGP	5,300,000	910,151
Putnam Money Market Liquidity Fund 0.15% (e)			8,064,581	8,064,581
SSgA Prime Money Market Fund 0.18% (i) (P)			$6,000	6,000
U.S. Treasury Bills with an effective yield of 0.24%,
August 25, 2011			2,504,000	2,498,516
U.S. Treasury Bills with an effective yield of zero %, December 2, 2010 (i)			4,332,000	4,331,134
U.S. Treasury Bills with an effective yield of zero %, November 12, 2010 (i)			1,630,000	1,629,674
U.S. Treasury Bills with an effective yield of zero %, October 14, 2010 (i)			180,000	180,000
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)			17,582,000	17,548,242
U.S. Treasury Bills with effective yields ranging from
0.20% to 0.21%, June 2, 2011 (SEGSF)			24,812,000	24,778,255
U.S. Treasury Bills with effective yields ranging from
0.17% to 0.29%, March 10, 2011 (SEG) (SEGSF)			33,491,000	33,463,871

Total short-term investments (cost $97,022,265)				$97,033,827

TOTAL INVESTMENTS

Total investments (cost $583,336,487)(b)				$627,966,226

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $284,209,723) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/20/10	$3,567,166	$3,343,488	$223,678
	Brazilian Real	Buy	10/20/10	2,804,844	2,747,604	57,240
	British Pound	Sell	10/20/10	893,788	878,568	(15,220)
	Canadian Dollar	Sell	10/20/10	1,037,480	1,038,367	887
	Chilean Peso	Buy	10/20/10	1,079,050	1,060,784	18,266
	Czech Koruna	Sell	10/20/10	1,189,080	1,104,696	(84,384)
	Euro	Buy	10/20/10	3,312,317	3,241,732	70,585
	Japanese Yen	Buy	10/20/10	1,518,067	1,502,755	15,312
	Mexican Peso	Sell	10/20/10	35,096	33,935	(1,161)
	Norwegian Krone	Buy	10/20/10	3,177,397	3,054,582	122,815
	Singapore Dollar	Sell	10/20/10	1,640,647	1,607,151	(33,496)
	South Korean Won	Buy	10/20/10	1,089,081	1,065,723	23,358
	Swedish Krona	Sell	10/20/10	7,311,952	6,858,238	(453,714)
	Swiss Franc	Sell	10/20/10	4,473,145	4,339,003	(134,142)
	Taiwan Dollar	Sell	10/20/10	1,070,367	1,055,236	(15,131)
	Turkish Lira (New)	Buy	10/20/10	1,156,605	1,100,721	55,884

Barclays Bank PLC
	Australian Dollar	Buy	10/20/10	6,038,405	5,828,771	209,634
	Brazilian Real	Buy	10/20/10	2,740,431	2,680,791	59,640
	British Pound	Sell	10/20/10	3,171,000	3,105,447	(65,553)
	Canadian Dollar	Buy	10/20/10	301,828	303,226	(1,398)
	Chilean Peso	Buy	10/20/10	517,100	502,202	14,898
	Czech Koruna	Sell	10/20/10	1,802,474	1,673,699	(128,775)
	Euro	Sell	10/20/10	2,207,029	2,162,514	(44,515)
	Hungarian Forint	Sell	10/20/10	539,665	481,063	(58,602)
	Japanese Yen	Sell	10/20/10	38,083	37,702	(381)
	Mexican Peso	Sell	10/20/10	28,360	28,438	78
	New Zealand Dollar	Sell	10/20/10	1,094,660	1,073,914	(20,746)
	Norwegian Krone	Buy	10/20/10	5,765,644	5,553,720	211,924
	Polish Zloty	Buy	10/20/10	1,684,177	1,577,395	106,782
	Singapore Dollar	Sell	10/20/10	2,756,996	2,700,869	(56,127)
	South Korean Won	Buy	10/20/10	1,091,329	1,071,853	19,476
	Swedish Krona	Sell	10/20/10	1,822,708	1,765,643	(57,065)
	Swiss Franc	Sell	10/20/10	2,118,933	2,089,635	(29,298)
	Taiwan Dollar	Sell	10/20/10	1,076,483	1,071,919	(4,564)
	Turkish Lira (New)	Buy	10/20/10	1,716,028	1,630,976	85,052

Citibank, N.A.
	Australian Dollar	Buy	10/20/10	2,133,563	1,999,436	134,127
	Brazilian Real	Sell	10/20/10	418,894	409,447	(9,447)
	British Pound	Sell	10/20/10	2,929,168	2,879,811	(49,357)
	Canadian Dollar	Sell	10/20/10	784,870	765,494	(19,376)
	Chilean Peso	Sell	10/20/10	41,187	40,142	(1,045)
	Czech Koruna	Sell	10/20/10	617,507	571,977	(45,530)
	Danish Krone	Buy	10/20/10	323,943	304,550	19,393
	Euro	Sell	10/20/10	1,373,426	1,288,718	(84,708)
	Japanese Yen	Sell	10/20/10	1,015,012	1,004,657	(10,355)
	Mexican Peso	Buy	10/20/10	7,275	7,037	238
	Norwegian Krone	Buy	10/20/10	1,881,488	1,793,735	87,753
	Polish Zloty	Buy	10/20/10	1,510,314	1,415,694	94,620
	Singapore Dollar	Sell	10/20/10	1,110,646	1,087,484	(23,162)
	South African Rand	Sell	10/20/10	555,953	554,972	(981)
	South Korean Won	Buy	10/20/10	1,063,713	1,062,384	1,329
	Swedish Krona	Buy	10/20/10	414,173	386,242	27,931
	Swiss Franc	Sell	10/20/10	2,893,345	2,827,517	(65,828)
	Taiwan Dollar	Sell	10/20/10	1,074,715	1,060,349	(14,366)
	Turkish Lira (New)	Buy	10/20/10	1,574,156	1,500,164	73,992

Credit Suisse AG
	Australian Dollar	Buy	10/20/10	4,598,047	4,409,567	188,480
	British Pound	Sell	10/20/10	200,977	197,859	(3,118)
	Canadian Dollar	Sell	10/20/10	1,224,822	1,194,948	(29,874)
	Euro	Buy	10/20/10	2,158,066	2,159,966	(1,900)
	Japanese Yen	Buy	10/20/10	8,467,698	8,335,121	132,577
	Norwegian Krone	Buy	10/20/10	1,872,899	1,803,059	69,840
	South African Rand	Buy	10/20/10	568,053	567,126	927
	Swedish Krona	Sell	10/20/10	1,890,902	1,806,171	(84,731)
	Swiss Franc	Sell	10/20/10	4,544,676	4,496,784	(47,892)
	Turkish Lira (New)	Buy	10/20/10	1,713,065	1,630,370	82,695

Deutsche Bank AG
	Australian Dollar	Buy	10/20/10	2,390,753	2,240,222	150,531
	Brazilian Real	Buy	10/20/10	1,651,884	1,616,494	35,390
	Canadian Dollar	Buy	10/20/10	234,031	228,382	5,649
	Czech Koruna	Sell	10/20/10	1,147,740	1,103,234	(44,506)
	Euro	Sell	10/20/10	2,903,698	2,725,277	(178,421)
	Hungarian Forint	Buy	10/20/10	26,491	23,668	2,823
	Malaysian Ringgit	Buy	10/20/10	114,420	113,442	978
	Mexican Peso	Sell	10/20/10	46,971	45,424	(1,547)
	New Zealand Dollar	Sell	10/20/10	530,188	529,517	(671)
	Norwegian Krone	Buy	10/20/10	2,742,252	2,639,886	102,366
	Peruvian New Sol	Sell	10/20/10	1,045,022	1,042,591	(2,431)
	Polish Zloty	Buy	10/20/10	1,830,089	1,716,045	114,044
	Singapore Dollar	Sell	10/20/10	1,110,570	1,087,855	(22,715)
	Swedish Krona	Sell	10/20/10	1,481,931	1,415,566	(66,365)
	Swiss Franc	Sell	10/20/10	2,532,938	2,453,415	(79,523)
	Taiwan Dollar	Sell	10/20/10	532,533	529,850	(2,683)
	Turkish Lira (New)	Buy	10/20/10	2,246,994	2,150,733	96,261

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	6,196,772	5,806,408	390,364
	British Pound	Sell	10/20/10	1,846,974	1,815,946	(31,028)
	Canadian Dollar	Sell	10/20/10	3,306,882	3,226,379	(80,503)
	Chilean Peso	Buy	10/20/10	1,028,115	1,011,988	16,127
	Euro	Sell	10/20/10	1,162,298	1,084,463	(77,835)
	Hungarian Forint	Buy	10/20/10	28,694	25,620	3,074
	Japanese Yen	Sell	10/20/10	1,762,384	1,743,360	(19,024)
	Norwegian Krone	Buy	10/20/10	2,747,185	2,644,556	102,629
	Polish Zloty	Buy	10/20/10	1,691,844	1,583,607	108,237
	Swedish Krona	Buy	10/20/10	878,902	810,392	68,510
	Swiss Franc	Sell	10/20/10	2,284,209	2,193,702	(90,507)

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	915,552	884,360	31,192
	British Pound	Buy	10/20/10	374,007	367,659	6,348
	Euro	Buy	10/20/10	529,731	497,133	32,598
	Japanese Yen	Sell	10/20/10	336,401	333,050	(3,351)
	Norwegian Krone	Buy	10/20/10	2,045,409	1,969,023	76,386
	Singapore Dollar	Sell	10/20/10	1,651,445	1,615,271	(36,174)
	South Korean Won	Buy	10/20/10	546,251	528,475	17,776
	Swiss Franc	Sell	10/20/10	585,190	567,675	(17,515)
	Taiwan Dollar	Sell	10/20/10	1,075,766	1,063,553	(12,213)

JPMorgan Chase Bank, N.A.

	Australian Dollar	Buy	10/20/10	6,009,261	5,721,773	287,488
	Brazilian Real	Buy	10/20/10	2,438,342	2,385,826	52,516
	British Pound	Buy	10/20/10	188,563	186,472	2,091
	Canadian Dollar	Sell	10/20/10	1,282,795	1,283,879	1,084
	Chilean Peso	Buy	10/20/10	1,112,046	1,084,472	27,574
	Czech Koruna	Sell	10/20/10	1,767,354	1,672,755	(94,599)
	Euro	Sell	10/20/10	365,247	362,278	(2,969)
	Hungarian Forint	Buy	10/20/10	609,433	545,410	64,023
	Japanese Yen	Buy	10/20/10	1,032,561	1,021,221	11,340
	Malaysian Ringgit	Buy	10/20/10	672,317	667,491	4,826
	Mexican Peso	Sell	10/20/10	292,307	293,719	1,412
	New Zealand Dollar	Sell	10/20/10	1,091,797	1,057,890	(33,907)
	Norwegian Krone	Buy	10/20/10	3,358,530	3,201,316	157,214
	Peruvian New Sol	Sell	10/20/10	165,202	164,812	(390)
	Polish Zloty	Sell	10/20/10	364,540	341,757	(22,783)
	Singapore Dollar	Sell	10/20/10	2,207,300	2,162,275	(45,025)
	South African Rand	Buy	10/20/10	521,214	521,291	(77)
	South Korean Won	Buy	10/20/10	1,074,598	1,061,204	13,394
	Swedish Krona	Sell	10/20/10	1,635,319	1,618,441	(16,878)
	Swiss Franc	Sell	10/20/10	3,980,884	3,952,641	(28,243)
	Taiwan Dollar	Sell	10/20/10	1,076,006	1,057,055	(18,951)
	Turkish Lira (New)	Buy	10/20/10	605,037	576,257	28,780

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	6,047,670	5,745,127	302,543
	British Pound	Buy	10/20/10	1,131,063	1,125,443	5,620
	Canadian Dollar	Sell	10/20/10	1,872,250	1,877,579	5,329
	Czech Koruna	Sell	10/20/10	1,213,702	1,127,693	(86,009)
	Euro	Buy	10/20/10	1,184,665	1,185,717	(1,052)
	Hungarian Forint	Sell	10/20/10	20,378	18,200	(2,178)
	Japanese Yen	Sell	10/20/10	1,104,407	1,092,648	(11,759)
	Norwegian Krone	Buy	10/20/10	3,858,168	3,723,226	134,942
	Polish Zloty	Buy	10/20/10	2,272,536	2,127,285	145,251
	Swedish Krona	Sell	10/20/10	4,507,940	4,404,573	(103,367)
	Swiss Franc	Sell	10/20/10	2,198,209	2,149,219	(48,990)
	Turkish Lira (New)	Buy	10/20/10	1,178,447	1,121,361	57,086

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/20/10	4,874,924	4,648,032	226,892
	British Pound	Sell	10/20/10	86,268	85,064	(1,204)
	Canadian Dollar	Sell	10/20/10	2,031,091	2,032,056	965
	Euro	Sell	10/20/10	301,963	283,374	(18,589)
	Hungarian Forint	Sell	10/20/10	572,455	510,763	(61,692)
	Japanese Yen	Buy	10/20/10	744,801	737,378	7,423
	Malaysian Ringgit	Buy	10/20/10	672,317	667,020	5,297
	Mexican Peso	Sell	10/20/10	531,415	533,694	2,279
	Norwegian Krone	Buy	10/20/10	310,698	299,100	11,598
	Polish Zloty	Buy	10/20/10	1,706,662	1,600,000	106,662
	Swedish Krona	Sell	10/20/10	1,495,908	1,428,925	(66,983)
	Swiss Franc	Buy	10/20/10	290,303	281,558	8,745
	Taiwan Dollar	Sell	10/20/10	1,080,165	1,063,282	(16,883)

UBS AG
	Australian Dollar	Buy	10/20/10	6,888,048	6,574,298	313,750
	British Pound	Sell	10/20/10	75,582	75,980	398
	Canadian Dollar	Sell	10/20/10	2,865,764	2,865,150	(614)
	Czech Koruna	Sell	10/20/10	1,775,125	1,649,731	(125,394)
	Euro	Sell	10/20/10	448,443	428,890	(19,553)
	Japanese Yen	Sell	10/20/10	1,745,753	1,728,087	(17,666)
	Mexican Peso	Sell	10/20/10	39,435	38,607	(828)
	Norwegian Krone	Buy	10/20/10	7,394,923	7,196,009	198,914
	South African Rand	Buy	10/20/10	580,424	556,998	23,426
	Swedish Krona	Sell	10/20/10	3,268,993	3,207,574	(61,419)
	Swiss Franc	Sell	10/20/10	3,948,379	3,833,012	(115,367)

Westpac Banking Corp.
	Australian Dollar	Buy	10/20/10	1,537,154	1,469,470	67,684
	British Pound	Buy	10/20/10	1,438,893	1,431,720	7,173
	Canadian Dollar	Sell	10/20/10	95,811	93,529	(2,282)
	Euro	Sell	10/20/10	3,845,116	3,621,414	(223,702)
	Japanese Yen	Sell	10/20/10	3,280,653	3,268,995	(11,658)
	New Zealand Dollar	Sell	10/20/10	544,210	527,342	(16,868)
	Norwegian Krone	Buy	10/20/10	3,186,241	3,036,723	149,518
	Swedish Krona	Sell	10/20/10	1,084,729	1,069,789	(14,940)
	Swiss Franc	Sell	10/20/10	2,430,532	2,360,491	(70,041)

Total						$2,178,117

FUTURES CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	4	$2,756,241	Dec-10	$1,434
Canadian Government Bond 10 yr (Long)	3	369,213	Dec-10	4,307
Euro-Bobl 5 yr (Short)	4	658,072	Dec-10	2,387
Euro-Bund 10 yr (Short)	13	2,330,602	Dec-10	2,261
Euro-Schatz 2 yr (Short)	75	11,159,805	Dec-10	43,626
Japanese Government Bond 10 yr (Long)	15	25,798,057	Dec-10	326,990
Japanese Government Bond 10 yr Mini (Long)	21	3,611,224	Dec-10	45,732
U.K. Gilt 10 yr (Long)	128	25,008,031	Dec-10	(137,074)
U.S. Treasury Bond 30 yr Long)	509	71,912,156	Dec-10	(629,327)
U.S. Treasury Bond 20 yr (Short)	352	47,069,000	Dec-10	(639,575)
U.S. Treasury Note 10 yr (Long)	338	42,603,844	Dec-10	143,733
U.S. Treasury Note 5 yr (Short)	6	725,203	Dec-10	(2,918)
U.S. Treasury Note 2 yr (Long)	416	91,305,500	Dec-10	240,553

Total				$(597,871)

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $47,469,433) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	$13,021,000	Aug-11/4.475	$59,766
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	13,021,000	Aug-11/4.475	1,868,644
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,320,000	Aug-11/4.55	50,389
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	12,320,000	Aug-11/4.55	1,845,906
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	22,280,000	Aug-11/4.765	66,617
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.765% versus the three month USD-LIBOR-BBA maturing
August 16, 2021.	22,280,000	Aug-11/4.765	3,739,475
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,485,000	Aug-11/4.70	35,259
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	11,485,000	Aug-11/4.70	1,872,170
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	3,026,380	Feb-15/5.36	94,544
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	3,026,380	Feb-15/5.36	442,759
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	42,662,500	Mar-11/4.7375	16,212
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	24,640,000	Aug-11/4.49	3,569,844
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	24,640,000	Aug-11/4.49	109,155
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	12,033,000	Jul-11/4.5475	40,431
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	24,066,000	Jul-11/4.52	83,990
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	12,033,000	Jul-11/4.5475	1,823,721
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	24,066,000	Jul-11/4.52	3,592,091
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	3,840,939
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,491,500	Jul-11/4.745	101,233
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,491,500	Jul-11/4.745	6,458,874
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.525	89,044
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.46	97,768
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,661,000	Jul-11/4.46	3,692,796
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	9,916,600	Aug-15/4.375	994,536
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	22,001,000	Feb-11/3.11	1,020,186
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	9,916,600	Aug-15/4.375	1,772,691
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	9,916,600	Aug-15/4.46	943,664
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	9,916,600	Aug-15/4.46	1,848,417
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	22,001,000	Feb-11/3.11	220,450
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	22,001,000	Feb-11/3.04	256,312

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	22,001,000	Feb-11/3.04	918,102
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	54,334,800	Sep-15/4.04	3,635,541
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	54,334,800	Sep-15/4.04	3,947,423
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	9,586,860	Feb-15/5.27	311,561
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	9,586,860	Feb-15/5.27	1,351,076
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	3,985,000	Sep-13/4.82	345,465
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,678,500	May-12/5.51	4,090,580
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	6,832,000	Apr-12/4.8675	61,810
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.	6,832,000	Apr-12/4.8675	1,084,771
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	42,662,500	Mar-11/4.665	17,918
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	17,683,900	Oct-10/4.02	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	17,683,900	Oct-10/4.02	2,301,736
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.	3,985,000	Sep-13/4.82	45,539
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	19,678,500	May-12/5.51	112,051

Total			$58,871,456

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
AUD	10,070,000		$--	9/17/15	6 month AUD-BBR-BBSW	5.38%	$(25,307)

AUD	5,130,000		--	9/17/20	5.5725%	6 month AUD-BBR-BBSW	(11,330)

AUD	5,120,000		--	9/22/20	5.685%	6 month AUD-BBR-BBSW	(49,612)

AUD	10,060,000		--	9/22/15	6 month AUD-BBR-BBSW	5.56%	42,511

CAD	4,790,000		--	9/21/20	3.1025%	3 month CAD-BA-CDOR	(91,757)

AUD	14,160,000		--	9/29/15	6 month AUD-BBR-BBSW	5.5275%	38,768

AUD	8,140,000		--	9/29/20	5.63%	6 month AUD-BBR-BBSW	(44,843)

GBP	20,050,000		--	6/15/12	6 month GBP-LIBOR-BBA	1.5225%	222,388

GBP	11,750,000		--	6/15/15	2.59%	6 month GBP-LIBOR-BBA	(580,467)

	$145,100,200		86,812	7/23/15	1.90%	3 month USD-LIBOR-BBA	(3,349,816)

Barclays Bank PLC
AUD	5,540,000	(E)	--	2/4/20	6 month AUD-BBR-BBSW	6.8%	203,091

AUD	5,800,000		--	10/1/15	6 month AUD-BBR-BBSW	5.43%	--

	$26,450,700	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(3,558,413)

	13,744,500		(314,405)	9/21/20	3 month USD-LIBOR-BBA	3.95%	1,421,611

	5,512,600		144,706	9/28/20	4.02%	3 month USD-LIBOR-BBA	(582,576)

	39,974,400		(12,855)	4/16/13	1.78%	3 month USD-LIBOR-BBA	(1,339,368)

	200,932,400		(62,913)	4/27/14	2.34%	3 month USD-LIBOR-BBA	(11,010,901)

AUD	10,400,000		--	5/24/15	5.505%	6 month AUD-BBR-BBSW	(48,068)

AUD	5,890,000		--	7/27/15	5.435%	6 month AUD-BBR-BBSW	2,882

	$34,418,400		--	8/9/15	3 month USD-LIBOR-BBA	1.77%	560,369

GBP	6,760,000		--	8/24/20	2.9525%	6 month GBP-LIBOR-BBA	22,367

GBP	6,760,000		--	8/25/20	2.898%	6 month GBP-LIBOR-BBA	74,628

AUD	9,000,000		--	8/26/15	6 month AUD-BBR-BBSW	5.025%	(155,317)

	$14,160,000		--	8/27/15	1.6275%	3 month USD-LIBOR-BBA	(117,978)

	3,530,000		--	8/27/40	3 month USD-LIBOR-BBA	3.21625%	(69,251)

	2,976,200		(6,259)	6/29/16	3 month USD-LIBOR-BBA	2.5%	139,107

	11,000,000		--	7/6/30	3 month USD-LIBOR-BBA	3.5675%	694,910

Citibank, N.A.
	175,568,100		(55,550)	6/28/19	3 month USD-LIBOR-BBA	3.04%	10,613,586

GBP	75,720,000		--	7/1/12	6 month GBP-LIBOR-BBA	1.43%	589,456

GBP	60,580,000		--	7/1/15	2.45%	6 month GBP-LIBOR-BBA	(2,262,931)

GBP	17,960,000		--	7/1/20	6 month GBP-LIBOR-BBA	3.3675%	1,108,397

	$122,136,700		23,398	7/9/20	3 month USD-LIBOR-BBA	3.01%	5,843,178

	17,209,200		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	598,734

	8,121,000		--	9/1/20	3 month USD-LIBOR-BBA	2.557%	8,945

	10,121,000		--	9/1/12	0.67375%	3 month USD-LIBOR-BBA	(20,688)

	32,706,200		--	9/24/12	0.6175%	3 month USD-LIBOR-BBA	(16,477)

	53,885,100		--	9/24/20	2.5875%	3 month USD-LIBOR-BBA	(135,621)

Credit Suisse International
CHF	10,030,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	(87,459)

MXN	46,690,000	(F)	--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	114,931

	$55,500,000		--	9/27/12	3 month USD-LIBOR-BBA	0.6125%	18,643

	4,700,000		--	9/27/20	3 month USD-LIBOR-BBA	2.53875%	(10,434)

CHF	37,740,000		--	5/19/12	0.61583%	6 month CHF-LIBOR-BBA	(164,794)

CHF	37,740,000		--	5/20/12	0.62833%	6 month CHF-LIBOR-BBA	(174,031)

CHF	37,740,000		--	5/25/12	0.5825%	6 month CHF-LIBOR-BBA	(140,567)

GBP	18,640,000		--	7/9/15	2.425%	6 month GBP-LIBOR-BBA	(646,745)

GBP	10,300,000		--	7/9/20	6 month GBP-LIBOR-BBA	3.3725%	631,820

Deutsche Bank AG
	$158,074,000		(195,365)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(7,258,325)

	183,183,800		(115,258)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(919,911)

	118,026,400		(171,979)	7/27/14	1.51%	3 month USD-LIBOR-BBA	(2,063,986)

	177,515,900		415,848	7/27/20	3 month USD-LIBOR-BBA	2.94%	7,451,264

MXN	46,690,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	139,698

	$115,506,200		--	5/5/12	1.194%	3 month USD-LIBOR-BBA	(1,728,443)

	214,788,600		24,521	5/6/12	1.25%	3 month USD-LIBOR-BBA	(3,428,222)

	105,926,500		273,022	5/6/15	2.68%	3 month USD-LIBOR-BBA	(6,970,740)

	109,887,000		--	10/24/10	3 month USD-LIBOR-BBA	2.604%	1,290,643

	58,989,000		--	12/15/18	3 month USD-LIBOR-BBA	2.80776%	2,780,000

	16,415,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	1,601,025

Goldman Sachs International
AUD	2,647,500	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.6925%	87,505

AUD	7,970,000	(E)	--	2/23/20	6 month AUD-BBR-BBSW	6.7%	265,352

	$120,059,900		--	7/20/12	0.8375%	3 month USD-LIBOR-BBA	(671,706)

	63,595,100		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	2,696,953

	33,124,600		--	7/20/40	3.7275%	3 month USD-LIBOR-BBA	(2,760,421)

	22,271,500		--	7/23/40	3.7125%	3 month USD-LIBOR-BBA	(1,784,796)

	234,216,700		(26,074)	10/1/12	0.59%	3 month USD-LIBOR-BBA	18,427

CHF	39,170,000		--	6/1/12	0.555%	6 month CHF-LIBOR-BBA	(132,261)

	$58,009,300		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	640,059

	14,093,600		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	(1,017,648)

AUD	10,070,000		--	9/20/15	6 month AUD-BBR-BBSW	5.39%	(21,371)

AUD	5,120,000		--	9/20/20	5.5775%	6 month AUD-BBR-BBSW	(13,077)

AUD	5,050,000	(E)	--	2/5/20	6 month AUD-BBR-BBSW	6.71%	170,185

JPMorgan Chase Bank, N.A.
AUD	10,400,000		--	3/1/15	5.6%	6 month AUD-BBR-BBSW	(83,497)

AUD	7,800,000		--	3/2/15	5.6515%	6 month AUD-BBR-BBSW	(75,514)

	$26,450,700	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(3,389,657)

	25,985,500		(608,061)	9/20/20	3 month USD-LIBOR-BBA	3.995%	2,782,570

	17,323,700		(403,642)	9/20/20	3 month USD-LIBOR-BBA	3.965%	1,809,677

	142,973,500		15,510	4/12/12	1.19%	3 month USD-LIBOR-BBA	(2,121,874)

	33,124,600		--	7/20/40	3.7225%	3 month USD-LIBOR-BBA	(2,727,964)

	8,877,200		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	(777,525)

MXN	6,670,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	20,146

AUD	7,160,000		--	6/26/19	6 month AUD-BBR-BBSW	6.05%	255,383

JPY	1,820,030,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(231,970)

EUR	14,930,000		--	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	833,534

AUD	7,800,000		--	6/11/15	5.545%	6 month AUD-BBR-BBSW	(40,907)

	$61,342,900		--	8/12/15	1.7325%	3 month USD-LIBOR-BBA	(878,775)

MXN	34,260,000		--	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	25,143

AUD	8,590,000		--	9/3/15	5.075%	6 month AUD-BBR-BBSW	125,989

	$36,042,800		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	264,427

JPY	1,814,990,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	120,419

AUD	11,640,000		--	9/16/15	6 month AUD-BBR-BBSW	5.375%	(32,037)

AUD	5,770,000		--	9/16/20	5.549%	6 month AUD-BBR-BBSW	(2,534)

CAD	4,790,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	(92,786)

JPY	424,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	100,569

JPY	570,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(72,916)

PLN	10,480,000		--	1/26/11	6 month PLN-WIBOR-WIBO	4.177%	73,325

	$72,685,500		273,136	7/16/40	3.88%	3 month USD-LIBOR-BBA	(7,985,323)

	120,059,900		--	7/20/12	0.84%	3 month USD-LIBOR-BBA	(678,301)

	63,595,100		--	7/20/20	3 month USD-LIBOR-BBA	2.966%	2,709,955

Total							$(23,444,668)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on securities' valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$8,567,587		$--	1/12/38	(6.50%) 1 month	Synthetic TRS	$(3,784)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	3,723,198		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(1,645)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

	6,272,864		--	1/12/39	5.50% (1 month	Synthetic TRS	(100,508)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	7,049,558		--	1/12/39	5.50% (1 month	Synthetic TRS	(112,953)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

	6,437,518		--	1/12/38	(6.50%) 1 month	Synthetic TRS	(2,844)
					USD-LIBOR	Index 6.50% 30
						year Fannie Mae
						pools

Citibank, N.A.
GBP	10,020,000	(F)	--	5/18/13	(3.38%)	GBP Non-revised	(64,124)
						UK Retail Price
						Index

Goldman Sachs International
	$5,010,000		--	7/28/11	(0.685%)	USA Non Revised	12,675
						Consumer Price
						Index- Urban
						(CPI-U)

	5,010,000		--	7/29/11	(0.76%)	USA Non Revised	9,068
						Consumer Price
						Index- Urban
						(CPI-U)

	5,010,000		--	7/30/11	(0.73%)	USA Non Revised	10,721
						Consumer Price
						Index- Urban
						(CPI-U)

	18,485,559		115,535	1/12/39	5.50% (1 month	Synthetic TRS	(194,680)
					USD-LIBOR)	Index 5.50% 30
						year Fannie Mae
						pools

JPMorgan Chase Bank, N.A.
EUR	5,345,000	(F)	--	8/10/12	(1.435%)	Eurostat	14,009
						Eurozone HICP
						excluding tobacco

Total							$(434,065)

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on securities' valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co.,
7%, 10/1/13	Ba3	$--		$1,020,000	3/20/12	285 bp	$14,118

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	--	EUR	400,000	3/20/13	815 bp	(90,654)

Credit Suisse First Boston International
Ukraine (Government
of), 7.65%, 6/11/13	B2	--		$795,000	10/20/11	194 bp	(11,686)

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(23,680)		2,660,000	12/20/19	(100 bp)	235,257

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		700,000	10/20/17	105 bp	(6,102)

General Electric
Capital Corp., 6%,
6/15/12	Aa2	--		280,000	9/20/13	109 bp	(3,967)

Russian Federation,
7 1/2%, 3/31/30	--	--		187,500	4/20/13	(112 bp)	(156)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000	9/20/13	715 bp	53,036

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,095,000	3/20/14	56 bp	(17,672)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	375,000	9/20/13	477 bp	31,939

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	375,000	9/20/13	535 bp	40,447

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	350,000	3/20/13	680 bp	(81,306)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	28,017		$485,000	12/20/13	335 bp	48,399

Republic of Argentina,
8.28%, 12/31/33	B3	--		520,000	6/20/14	235 bp	(76,188)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		95,000	9/20/13	276 bp	3,883

Morgan Stanley Capital Services, Inc.
Dominican Republic,
8 5/8%, 4/20/27	--	--		850,000	11/20/11	(170 bp)	(6,135)

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa1	--		884,900	3/20/12	44 bp	(1,757)

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		680,000	10/20/12	339 bp	(81,142)

Total							$50,314

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2010.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
PO	Principal Only

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $530,538,687.

(b) The aggregate identified cost on a tax basis is $588,369,485, resulting in gross unrealized appreciation and depreciation of $62,747,444 and $23,150,703, respectively, or net unrealized appreciation of $39,596,741.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $28,144 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $255,818,176 and $284,369,683, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $371,330,030 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	83.8%
Russia	3.4
Argentina	1.9
Venezuela	1.4
Indonesia	0.9
Sweden	0.8
Canada	0.8
Brazil	0.8
Egypt	0.7
Turkey	0.6
United Kingdom	0.6
Philippines	0.5
Other	3.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately $368,300,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $746,100,000 on written options contracts for the reporting period. The fund had an average contract amount of approximately 2,300 on futures contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $182,800,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $94,300,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $19,900,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $129,987 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $68,255,032 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $71,678,632.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$192,400	$--	$1,144

Energy	--	--	2,627

Total common stocks	192,400	--	3,771

Asset-backed securities	--	56,814,800	1,198,464

Convertible bonds and notes	--	1,791,090	--

Convertible preferred stocks	--	627	--

Corporate bonds and notes	--	143,714,823	1,201

Foreign government bonds and notes	--	44,154,181	--

Mortgage-backed securities	--	232,317,014	11,441,460

Preferred stocks	--	149,553	--

Purchased options outstanding	--	19,959,077	--

Senior loans	--	14,392,062	--

U.S. Government and agency mortgage obligations	--	2,529,177	--

U.S. Treasury obligations	--	2,250,460	--

Warrants	--	222	22,017

Short-term investments	8,070,581	88,963,246	--

Totals by level	$8,262,981	$607,036,332	$12,666,913

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$2,178,117	$--

Futures contracts	(597,871)	--	--

Written options	--	(58,871,456)	--

Interest rate swap contracts	--	(22,729,260)	--

Total return swap contracts	--	(549,600)	--

Credit default contracts	--	45,977	--

Totals by level	$(597,871)	$(79,926,222)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$422,742	$376,765

Foreign exchange contracts	6,003,931	3,825,814

Equity contracts	22,239	--

Interest rate contracts	71,003,888	133,792,998

Total	$77,452,800	$137,995,577

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund

The fund's portfolio
9/30/10 (Unaudited)
COMMON STOCKS (91.4%)(a)
	Shares	Value

Advertising and marketing services (0.5%)
Omnicom Group, Inc.	44,260	$1,747,385
		1,747,385

Aerospace and defense (2.8%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (S)	17,630	500,516
Northrop Grumman Corp.	45,620	2,765,941
Raytheon Co.	92,380	4,222,690
United Technologies Corp.	39,760	2,832,105
		10,321,252

Automotive (1.1%)
TRW Automotive Holdings Corp. (NON)	94,940	3,945,706
		3,945,706

Banking (9.4%)
Bank of America Corp.	281,254	3,687,240
Bank of New York Mellon Corp. (The)	109,470	2,860,451
Comerica, Inc.	1,000	37,150
JPMorgan Chase & Co.	272,940	10,390,826
People's United Financial, Inc.	20,250	265,073
PNC Financial Services Group, Inc.	680	35,299
Popular, Inc. (Puerto Rico) (NON)	335,632	973,333
State Street Corp.	254,420	9,581,457
TCF Financial Corp.	2,510	40,637
U.S. Bancorp	93,430	2,019,957
Wells Fargo & Co.	212,092	5,329,872
		35,221,295

Biotechnology (0.4%)
Amgen, Inc. (NON)	8,960	493,786
Genzyme Corp. (NON)	13,260	938,675
		1,432,461

Broadcasting (0.3%)
DISH Network Corp. Class A	64,180	1,229,689
		1,229,689

Building materials (--%)
Masco Corp.	9,470	104,265
		104,265

Cable television (2.2%)
Comcast Corp. Special Class A	271,560	4,619,236
DIRECTV Class A (NON)	60,780	2,530,271
Time Warner Cable, Inc.	19,630	1,059,824
		8,209,331

Chemicals (1.6%)
Ashland, Inc.	41,060	2,002,496
Celanese Corp. Ser. A	19,530	626,913
Huntsman Corp.	11,680	135,021
Lubrizol Corp. (The)	29,050	3,078,429
		5,842,859

Commercial and consumer services (0.5%)
Dun & Bradstreet Corp. (The)	27,480	2,037,367
		2,037,367

Communications equipment (1.0%)
Harris Corp.	35,230	1,560,337
Qualcomm, Inc.	44,840	2,023,181
		3,583,518

Computers (2.6%)
Dell, Inc. (NON)	197,440	2,558,822
EMC Corp. (NON)	131,336	2,667,434
Hewlett-Packard Co.	11,060	465,294
IBM Corp.	29,378	3,940,765
		9,632,315

Conglomerates (1.0%)
Tyco International, Ltd.	106,795	3,922,580
		3,922,580

Consumer (0.4%)
Jarden Corp.	50,460	1,570,820
		1,570,820

Consumer finance (2.4%)
Discover Financial Services	547,761	9,136,653
		9,136,653

Consumer goods (2.1%)
Avon Products, Inc.	11,760	377,614
Kimberly-Clark Corp.	108,230	7,040,362
Newell Rubbermaid, Inc.	20,880	371,873
		7,789,849

Containers (0.3%)
Owens-Illinois, Inc. (NON)	38,430	1,078,346
		1,078,346

Electric utilities (5.2%)
AES Corp. (The) (NON)	327,890	3,721,552
Ameren Corp.	118,290	3,359,436
Edison International	19,540	671,981
Great Plains Energy, Inc.	180,590	3,413,151
NV Energy, Inc.	272,300	3,580,745
Pepco Holdings, Inc.	262,171	4,876,381
		19,623,246

Electrical equipment (1.0%)
Emerson Electric Co.	14,040	739,346
Hubbell, Inc. Class B	56,190	2,851,643
		3,590,989

Electronics (1.4%)
Integrated Device Technology, Inc. (NON)	75,810	443,489
Sensata Technologies Holding NV (Netherlands) (NON)	18,520	365,955
Texas Instruments, Inc.	166,720	4,524,781
		5,334,225

Energy (oil field) (0.6%)
Diamond Offshore Drilling, Inc.	600	40,662
National Oilwell Varco, Inc.	47,770	2,124,332
		2,164,994

Financial (1.3%)
Assurant, Inc.	118,640	4,828,648
		4,828,648

Food (1.1%)
Campbell Soup Co.	63,886	2,283,925
Kraft Foods, Inc. Class A (S)	55,330	1,707,484
		3,991,409

Forest products and packaging (1.7%)
Bemis Co., Inc.	25,200	800,100
International Paper Co.	135,600	2,949,300
Sonoco Products Co.	78,460	2,623,702
		6,373,102

Health-care services (2.0%)
Aetna, Inc.	99,190	3,135,396
McKesson Corp.	50,200	3,101,356
Omnicare, Inc.	6,700	159,996
Quest Diagnostics, Inc.	8,410	424,453
WellPoint, Inc. (NON)	14,140	800,890
		7,622,091

Insurance (4.0%)
Aflac, Inc.	12,450	643,790
Allied World Assurance Company Holdings, Ltd.	10,790	610,606
Alterra Capital Holdings, Ltd. (Bermuda)	7,520	149,798
Assured Guaranty, Ltd. (Bermuda)	136,530	2,336,028
Hartford Financial Services Group, Inc. (The)	231,620	5,315,679
MetLife, Inc.	9,630	370,274
PartnerRe, Ltd.	7,580	607,764
Prudential Financial, Inc.	54,260	2,939,807
Validus Holdings, Ltd.	83,013	2,188,223
		15,161,969

Investment banking/Brokerage (2.0%)
Goldman Sachs Group, Inc. (The)	11,980	1,732,068
Invesco, Ltd.	54,660	1,160,432
Morgan Stanley	179,670	4,434,256
		7,326,756

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	22,950	630,437
		630,437

Machinery (0.2%)
Parker Hannifin Corp.	11,360	795,882
		795,882

Manufacturing (0.9%)
Cooper Industries PLC Class A	780	38,165
Ingersoll-Rand PLC	95,030	3,393,521
		3,431,686

Media (3.6%)
Interpublic Group of Companies, Inc. (The) (NON)	581,550	5,832,947
Time Warner, Inc.	153,130	4,693,435
Viacom, Inc. Class B	87,330	3,160,473
		13,686,855

Medical technology (1.6%)
Baxter International, Inc.	12,880	614,505
Boston Scientific Corp. (NON)	202,080	1,238,750
Covidien PLC (Ireland)	42,352	1,702,127
Medtronic, Inc.	77,420	2,599,764
		6,155,146

Oil and gas (11.7%)
Apache Corp.	34,370	3,360,011
Chevron Corp.	239,320	19,396,886
Hess Corp.	13,660	807,579
Marathon Oil Corp.	50,520	1,672,212
Newfield Exploration Co. (NON)	18,120	1,040,813
Royal Dutch Shell PLC ADR (United Kingdom) (S)	61,330	3,698,199
Seadrill, Ltd. (Norway) (S)	18,830	545,882
Total SA (France)	261,830	13,502,026
Total SA ADR (France)	10	516
		44,024,124

Pharmaceuticals (7.5%)
Abbott Laboratories	238,010	12,433,642
Merck & Co., Inc.	50,180	1,847,126
Pfizer, Inc.	812,360	13,948,221
		28,228,989

Publishing (0.9%)
McGraw-Hill Cos., Inc. (The)	30,760	1,016,926
R. R. Donnelley & Sons Co.	143,900	2,440,544
		3,457,470

Real estate (1.8%)
American Capital Agency Corp. (R)	24,500	650,965
Annaly Capital Management, Inc. (R)	205,770	3,621,552
Chimera Investment Corp. (R)	385,860	1,524,147
MFA Financial, Inc. (R)	51,500	392,945
ProLogis (R)	46,380	546,356
		6,735,965

Regional Bells (2.6%)
AT&T, Inc.	331,010	9,466,886
Verizon Communications, Inc.	8,620	280,926
		9,747,812

Restaurants (0.2%)
Brinker International, Inc.	39,663	748,044
Darden Restaurants, Inc.	1,800	77,004
		825,048

Retail (3.2%)
Bed Bath & Beyond, Inc. (NON)	3,960	171,904
Big Lots, Inc. (NON)	94,910	3,155,758
CVS Caremark Corp.	146,300	4,604,061
Foot Locker, Inc.	15,330	222,745
Lowe's Cos., Inc.	33,750	752,288
Macy's, Inc.	42,800	988,252
Office Depot, Inc. (NON)	91,410	420,486
OfficeMax, Inc. (NON)	119,280	1,561,375
		11,876,869

Schools (0.1%)
Career Education Corp. (NON)	18,410	395,263
		395,263

Semiconductor (0.8%)
Atmel Corp. (NON)	126,211	1,004,640

KLA-Tencor Corp.			53,990	1,902,068
				2,906,708

Shipping (0.1%)
Overseas Shipholding Group (S)			13,690	469,841
				469,841

Software (2.8%)
BMC Software, Inc. (NON)			12,320	498,714
CA, Inc.			129,060	2,725,747
Microsoft Corp.			294,461	7,211,350
Parametric Technology Corp. (NON)			11,779	230,162
				10,665,973

Textiles (0.5%)
Hanesbrands, Inc. (NON)			67,340	1,741,412
				1,741,412

Tire and rubber (0.9%)
Goodyear Tire & Rubber Co. (The) (NON)			327,600	3,521,700
				3,521,700

Tobacco (2.3%)
Lorillard, Inc.			1,450	116,450
Philip Morris International, Inc.			149,860	8,395,157
				8,511,607

Toys (0.5%)
Mattel, Inc.			82,400	1,933,104
				1,933,104

Trucks and parts (0.1%)
Autoliv, Inc. (Sweden)			7,380	482,123
				482,123

Total common stocks (cost $283,931,984)				$343,047,134

CONVERTIBLE PREFERRED STOCKS (3.4%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			11,350	$659,208
Great Plains Energy, Inc. $6.00 cv. pfd.			65,745	4,138,648
PPL Corp. $4.75 cv. pfd. (NON)			81,665	4,632,039
XL Group, Ltd. $2.688 cv. pfd.			103,700	3,264,476

Total convertible preferred stocks (cost $10,547,628)				$12,694,371

CONVERTIBLE BONDS AND NOTES (3.2%)(a)
			Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes
4 3/4s, 2014 (acquired various dates from 5/27/09 to
7/7/10, cost $4,931,665) (RES)			$4,415,000	$6,782,544
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			510,000	762,399
MGIC Investment Corp. cv. sr. notes 5s, 2017			2,018,000	2,220,405
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029			1,404,000	2,255,105

Total convertible bonds and notes (cost $9,345,823)				$12,020,453

INVESTMENT COMPANIES (0.6%)(a)
			Shares	Value

Apollo Investment Corp.			225,180	$2,303,591

Total investment companies (cost $2,181,302)				$2,303,591

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

JPMorgan Chase & Co. (W)	10/28/18	$42.42	110,685	$1,291,694

Total warrants (cost $1,431,504)				$1,291,694

SHORT-TERM INVESTMENTS (2.5%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)			6,291,950	$6,291,950
Putnam Money Market Liquidity Fund 0.15% (e)			3,192,018	3,192,018

Total short-term investments (cost $9,483,968)				$9,483,968

TOTAL INVESTMENTS

Total investments (cost $316,922,209) (b)				$380,841,211

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $375,301,023.

(b) The aggregate identified cost on a tax basis is $321,668,608, resulting in gross unrealized appreciation and depreciation of $66,588,642 and $7,416,039, respectively, or net unrealized appreciation of $59,172,603.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $6,782,544, or 1.8% of net assets.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,126,764. The fund received cash collateral of $6,291,950 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,267 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $48,434,496 and $47,661,202, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$12,215,961	$--	$--

	Capital goods	19,700,278	--	--

	Communication services	17,957,143	--	--

	Conglomerates	3,922,580	--	--

	Consumer cyclicals	42,879,018	--	--

	Consumer staples	26,117,237	--	--

	Energy	46,189,118	--	--

	Financials	78,411,286	--	--

	Health care	43,438,687	--	--

	Technology	32,122,739	--	--

	Transportation	469,841	--	--

	Utilities and power	19,623,246	--	--

Total common stocks		343,047,134	--	--

Convertible bonds and notes		--	12,020,453	--

Convertible preferred stocks		--	12,694,371	--

Investment Companies		2,303,591	--	--

Warrants		1,291,694	--	--

Short-term investments		3,192,018	6,291,950	--

Totals by level		$349,834,437	$31,006,774	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$1,291,694	$--

Total	$1,291,694	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

VT George Putnam Balanced Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (60.3%)(a)
	Shares	Value

Banking (5.7%)
Bank of America Corp.	189,602	$2,485,682
Bank of New York Mellon Corp. (The)	57,600	1,505,088
JPMorgan Chase & Co.	96,200	3,662,334
PNC Financial Services Group, Inc.	11,200	581,392
State Street Corp.	20,700	779,562
SunTrust Banks, Inc.	11,500	297,045
U.S. Bancorp	50,700	1,096,134
Wells Fargo & Co.	50,300	1,264,039
		11,671,276

Basic materials (1.9%)
Alcoa, Inc.	43,400	525,574
Dow Chemical Co. (The)	14,800	406,408
E.I. du Pont de Nemours & Co.	25,700	1,146,734
Nucor Corp.	19,600	748,720
PPG Industries, Inc.	10,700	778,960
Weyerhaeuser Co.	11,316	178,340
		3,784,736

Capital goods (3.3%)
Avery Dennison Corp.	7,300	270,976
Boeing Co. (The)	3,050	202,947
Deere & Co.	5,400	376,812
Eaton Corp.	5,800	478,442
Emerson Electric Co.	15,700	826,762
Ingersoll-Rand PLC	9,200	328,532
Lockheed Martin Corp.	8,900	634,392
Northrop Grumman Corp.	15,600	945,828
Parker Hannifin Corp.	9,300	651,558
Raytheon Co.	15,600	713,076
United Technologies Corp.	17,500	1,246,525
		6,675,850

Communication services (4.2%)
AT&T, Inc.	136,900	3,915,340
Comcast Corp. Class A	52,300	945,584
DIRECTV Class A (NON)	11,100	462,093
Time Warner Cable, Inc.	9,300	502,107
Verizon Communications, Inc.	71,440	2,328,230
Vodafone Group PLC ADR (United Kingdom)	19,000	471,390
		8,624,744

Conglomerates (2.0%)
3M Co.	12,000	1,040,520
General Electric Co.	81,000	1,316,250
Honeywell International, Inc.	13,600	597,584
Tyco International, Ltd.	33,100	1,215,763
		4,170,117

Consumer cyclicals (5.0%)
DISH Network Corp. Class A	10,700	205,012
Ford Motor Co. (NON)	35,500	434,520
Home Depot, Inc. (The)	15,700	497,376
Limited Brands, Inc.	17,000	455,260
Marriott International, Inc. Class A	7,518	269,370
Omnicom Group, Inc.	26,200	1,034,376
Staples, Inc.	35,200	736,384
Target Corp.	21,600	1,154,304
Time Warner, Inc.	51,200	1,569,280
TJX Cos., Inc. (The)	20,200	901,526
Viacom, Inc. Class B	43,100	1,559,789
Wal-Mart Stores, Inc.	12,200	652,944
Walt Disney Co. (The)	22,500	744,975
		10,215,116

Consumer staples (6.0%)
Avis Budget Group, Inc. (NON)	40,500	471,825
Avon Products, Inc.	20,000	642,200
Clorox Co.	14,900	994,724
Coca-Cola Co. (The)	18,700	1,094,324
CVS Caremark Corp.	44,900	1,413,003
General Mills, Inc.	5,000	182,700
Kellogg Co.	15,000	757,650
Kimberly-Clark Corp.	17,100	1,112,355
Kraft Foods, Inc. Class A	35,702	1,101,764
Lorillard, Inc.	6,400	513,984
Newell Rubbermaid, Inc.	51,900	924,339
Philip Morris International, Inc.	44,080	2,469,362
Procter & Gamble Co. (The)	9,900	593,703
		12,271,933

Energy (8.3%)
Anadarko Petroleum Corp.	3,300	188,265
Apache Corp.	8,600	840,736
Chevron Corp.	50,700	4,109,235
ConocoPhillips	11,800	677,674
Devon Energy Corp.	5,400	349,596
EOG Resources, Inc.	2,200	204,534
Exxon Mobil Corp.	56,600	3,497,314
Halliburton Co.	21,800	720,926
Hess Corp.	11,400	673,968
Marathon Oil Corp.	39,700	1,314,070
Newfield Exploration Co. (NON)	3,700	212,528
Noble Corp. (Switzerland)	15,600	527,124
Occidental Petroleum Corp.	14,300	1,119,690
Petrohawk Energy Corp. (NON)	18,400	296,976
Schlumberger, Ltd.	6,476	398,986
Total SA ADR (France)	22,600	1,166,160
Valero Energy Corp.	28,200	493,782
		16,791,564

Financials (0.7%)
Goldman Sachs Group, Inc. (The)	9,580	1,385,076
		1,385,076

Health care (8.9%)
Abbott Laboratories	26,400	1,379,136
Aetna, Inc.	44,200	1,397,162
Baxter International, Inc.	29,700	1,416,987
Bristol-Myers Squibb Co.	17,400	471,714
Covidien PLC (Ireland)	24,525	985,660
Genzyme Corp. (NON)	4,600	325,634
Johnson & Johnson	42,200	2,614,712
McKesson Corp.	4,500	278,010
Medtronic, Inc.	32,000	1,074,560
Merck & Co., Inc.	41,400	1,523,934
Novartis AG ADR (Switzerland)	6,700	386,389
Omnicare, Inc.	12,800	305,664
Pfizer, Inc.	230,148	3,951,641
Stryker Corp.	8,300	415,415
Thermo Fisher Scientific, Inc. (NON)	24,900	1,192,212
WellPoint, Inc. (NON)	8,100	458,784
		18,177,614

Insurance (3.3%)
ACE, Ltd.	10,100	588,325
Allstate Corp. (The)	22,400	706,720
Chubb Corp. (The)	22,500	1,282,275
Everest Re Group, Ltd.	2,700	233,469
Marsh & McLennan Cos., Inc.	38,100	918,972
MetLife, Inc.	28,800	1,107,360
RenaissanceRe Holdings, Ltd.	7,200	431,712
Travelers Cos., Inc. (The)	26,900	1,401,490
		6,670,323

Investment banking/Brokerage (0.9%)
Morgan Stanley	56,350	1,390,718
T. Rowe Price Group, Inc.	8,400	420,546
		1,811,264

Real estate (0.6%)
Equity Residential Trust (R)	12,352	587,585
ProLogis (R)	17,200	202,616
Simon Property Group, Inc. (R)	5,541	513,872
		1,304,073

Technology (5.2%)
Atmel Corp. (NON)	33,700	268,252
BMC Software, Inc. (NON)	5,400	218,592
Cisco Systems, Inc. (NON)	23,500	514,650
Electronic Arts, Inc. (NON)	12,000	197,160
EMC Corp. (NON)	35,000	710,850
Hewlett-Packard Co.	14,300	601,601
IBM Corp.	9,100	1,220,674
Intel Corp.	30,100	578,823
KLA-Tencor Corp.	29,400	1,035,762
Microsoft Corp.	21,100	516,739
Motorola, Inc. (NON)	73,600	627,808
Oracle Corp.	22,000	590,700
Qualcomm, Inc.	32,100	1,448,352
Texas Instruments, Inc.	36,000	977,040
Yahoo!, Inc. (NON)	69,700	987,649
		10,494,652

Transportation (0.4%)
FedEx Corp.	6,700	572,850
United Parcel Service, Inc. Class B	3,700	246,753
		819,603

Utilities and power (3.9%)

Ameren Corp.	31,000	880,400
American Electric Power Co., Inc.	25,400	920,242
CMS Energy Corp.	22,000	396,440
Dominion Resources, Inc.	5,000	218,300
Duke Energy Corp.	16,000	283,360
Edison International	34,700	1,193,333
Entergy Corp.	16,620	1,271,929
Exelon Corp.	4,600	195,868
NextEra Energy, Inc.	2,700	146,853
PG&E Corp.	33,140	1,505,219
PPL Corp.	24,800	675,304
Wisconsin Energy Corp.	3,400	196,520
		7,883,768

Total common stocks (cost $107,135,411)		$122,751,709

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (4.4%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (4.4%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 4s, TBA, October 1, 2040	$5,000,000	$5,130,274
Federal National Mortgage Association Pass-Through
Certificates
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038	2,635,268	2,812,605
5s, August 1, 2033	1,021,764	1,083,589
		9,026,468

Total U.S. government and agency mortgage obligations (cost $8,898,347)		$9,026,468

U.S. GOVERNMENT AGENCY OBLIGATIONS (2.8%)(a)
	Principal amount	Value

Fannie Mae 7 1/4s, May 15, 2030	$1,440,000	$2,096,909
General Electric Capital Corp. 1 5/8s, FDIC guaranteed
notes, January 7, 2011	1,000,000	1,003,991
Goldman Sachs Group, Inc (The) 1 5/8s, FDIC guaranteed
notes, July 15, 2011	1,000,000	1,011,279
JPMorgan Chase & Co. 2 5/8s, FDIC guaranteed notes,
December 1, 2010	1,000,000	1,004,066
Morgan Stanley 2s, FDIC guaranteed notes,
September 22, 2011	300,000	304,828
Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011	132,000	135,962
2 1/8s, FDIC guaranteed notes, June 15, 2012	168,000	172,660

Total U.S. government agency obligations (cost $5,498,183)		$5,729,695

U.S. TREASURY OBLIGATIONS (10.4%)(a)
	Principal amount	Value

U.S. Treasury Bonds 6s, February 15, 2026	$1,000	$1,351
U.S. Treasury Notes
5 1/8s, May 15, 2016	240,000	287,494
4 1/4s, November 15, 2017	2,100,000	2,430,340
4 1/4s, August 15, 2015	1,900,000	2,172,086
3 5/8s, December 31, 2012	5,700,000	6,105,235
2 3/8s, August 31, 2014	1,470,000	1,551,137
1 3/8s, February 15, 2013	1,690,000	1,724,130
1 1/8s, June 30, 2011	30,000	30,198
0 3/4s, May 31, 2012	6,900,000	6,942,451

Total U.S. treasury obligations (cost $21,119,133)		$21,244,422

CORPORATE BONDS AND NOTES (14.9%)(a)
	Principal amount	Value

Basic materials (0.8%)
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	$235,000	$301,487
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	230,000	290,419
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	132,000	147,191
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	209,000	232,513
International Paper Co. bonds 7.95s, 2018	35,000	42,446
International Paper Co. sr. unsec. notes 9 3/8s, 2019	169,000	218,433
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	113,000	122,519
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	40,000	55,819
Sealed Air Corp. sr. notes 7 7/8s, 2017	95,000	102,921
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	6,000	7,556
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	7,000	8,505
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	2,000	2,466
Teck Resources Limited sr. unsec. unsub. notes 7s,
2012 (Canada)	5,000	5,393
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	104,960
		1,642,628

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	250,000	275,938
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	104,000	125,534

Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	125,000	151,684
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	40,000	45,060
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	65,000	78,498
United Technologies Corp. sr. unsec. notes 5.7s, 2040	15,000	17,281
		693,995

Communication services (1.5%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	120,000	141,150
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	85,000	90,650
AT&T, Inc. sr. unsec. bond 6.55s, 2039	310,000	360,522
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	75,000	86,989
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	157,000	195,899
Cellco Partnership / Verizon Wireless Capital, LLC sr.
unsec. unsub. notes 5.55s, 2014	274,000	309,854
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	105,000	135,751
Comcast Cable Holdings, LLC company guaranty 7 7/8s, 2026	345,000	427,434
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	20,000	23,452
Cox Communications, Inc. 144A notes 5 7/8s, 2016	34,000	39,030
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	105,000	108,479
France Telecom notes 8 1/2s, 2031 (France)	50,000	72,319
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	27,000	31,104
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	175,000	189,445
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	125,000	145,946
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	90,000	109,386
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	29,346
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	60,000	69,238
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	60,000	81,492
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	137,572
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	163,920
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	53,720
		3,002,698

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	100,000	117,746
		117,746

Consumer cyclicals (1.2%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	65,000	70,106
CBS Corp. company guaranty 5 5/8s, 2012	21,000	22,314
CBS Corp. company guaranty sr. unsec. notes 8 5/8s,
2012	4,000	4,407
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	75,000	90,278
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	65,000	65,401
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	41,000	44,075
Daimler Finance North America, LLC company guaranty
6 1/2s, 2013 (Germany)	155,000	177,293
Daimler Finance North America, LLC company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	5,000	5,370
Daimler Finance North America, LLC company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	64,000	66,826
DIRECTV Holdings, LLC/DIRECTV Financing, Inc. company guaranty sr. unsec.
notes 6.35s, 2040	60,000	64,917
DIRECTV Holdings, LLC/DIRECTV Financing, Inc. company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	120,000	136,198
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016	115,000	126,213
Expedia, Inc. 144A company guaranty sr. unsec. notes
5.95s, 2020	80,000	81,381
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	90,000	102,383
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	125,000	134,688
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	40,000	41,100
NBC Universal, Inc. 144A notes 6.4s, 2040	55,000	59,489
NBC Universal, Inc. 144A notes 5.15s, 2020	45,000	48,277
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	169,055
News America Holdings, Inc. debs. 7 3/4s, 2045	182,000	227,928
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	130,000	138,236
Omnicom Group, Inc. sr. notes 5.9s, 2016	90,000	103,777
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	48,000	57,000
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	65,000	80,486
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	26,380
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	10,000	10,613
Time Warner, Inc. debs. 9.15s, 2023	85,000	116,037

Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	45,000	56,233
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s,
2040	40,000	40,737
		2,367,198

Consumer staples (1.4%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	50,000	67,680
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	85,000	113,939
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	25,000	35,800
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	255,000	330,789
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	161,009
CVS Pass-Through Trust jr. unsec. sub. bonds FRB 6.302s,
2037	272,000	251,600
CVS Pass-Through Trust 144A company guaranty notes 7.507s,
2032	173,094	203,101
CVS Pass-Through Trust 144A pass-through certificates
6.117s, 2013	23,221	24,675
Diageo Investment Corp. company guaranty 8s, 2022
(Canada)	230,000	304,302
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	130,000	132,373
General Mills, Inc. sr. unsec. notes 5.65s, 2019	20,000	23,382
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	55,000	69,836
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	129,846
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	305,000	356,705
Kroger Co. company guaranty 6 3/4s, 2012	60,000	65,030
Kroger Co. company guaranty 6.4s, 2017	55,000	65,748
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	92,868
McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	103,694
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	70,000	84,251
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	100,000	119,350
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	45,000	47,756
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	100,000	119,260
		2,902,994

Energy (0.6%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	50,000	54,076
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	60,000	66,117
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	25,000	24,372
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	152,600
Devon Energy Corp. sr. notes 6.3s, 2019	40,000	48,402
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	30,000	32,100
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	25,000	30,602
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	35,295
Forest Oil Corp. sr. notes 8s, 2011	80,000	84,600
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	50,000	53,557
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	15,000	17,978
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	93,600
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	50,000	61,435
Peabody Energy Corp. sr. notes 5 7/8s, 2016	110,000	111,375
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	70,000	74,959
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	30,000	31,443
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	35,000	39,229
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	45,000	58,703
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	65,000	71,174
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	50,000	53,654
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	25,000	31,835
		1,227,106

Financials (5.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	45,000	49,570
American Express Co. sr. unsec. notes 8 1/8s, 2019	150,000	193,711
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.459s, 2011	100,000	96,336
AON Corp. jr. unsec. sub. notes 8.205s, 2027	100,000	107,744
Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015
(Netherlands)	2,000,000	1,993,800
BankAmerica Capital III bank guaranteed jr. unsec. FRN
1.096s, 2027	288,000	203,675
Barclays Bank PLC 144A sub. notes 10.179s, 2021	120,000	160,028
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	280,000	303,656
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	238,866
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	44,000	53,598
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.176s, 2012	149,625	146,990
Capital One Capital III company guaranty 7.686s, 2036	41,000	41,615
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	145,000	156,963

Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	50,000	52,518
Citigroup, Inc. sub. notes 5s, 2014	205,000	212,921
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	10,000	10,334
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	185,000	196,240
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, 2049 (United Kingdom)	106,000	100,766
Credit Suisse USA, Inc. sr. unsec. notes 5.3s, 2019	100,000	110,783
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	95,000	101,589
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, 2049	40,000	34,600
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	15,000	16,478
Erac USA Finance LLC 144A company guaranty sr. notes
5 1/4s, 2020	40,000	43,002
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.291s, 2028	279,000	200,404
GATX Financial Corp. notes 5.8s, 2016	80,000	87,436
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	215,000	213,925
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.596s, 2012	530,000	522,806
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	210,000	250,299
HCP, Inc. sr. unsec. notes 6s, 2017	39,000	41,630
Highwood Realty LP sr. unsec. bonds 5.85s, 2017
(R)	135,000	138,853
HSBC Finance Capital Trust IX FRN 5.911s, 2035	300,000	280,125
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	170,000	190,643
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	18,000	18,462
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.376s, 2047	488,000	351,289
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	241,000	244,956
Liberty Mutual Group, Inc. 144A company guaranty jr. sub.
notes FRB 10 3/4s, 2058	90,000	106,071
Liberty Mutual Insurance 144A notes 7.697s, 2097	300,000	273,597
Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	150,000	151,445
Loews Corp. notes 5 1/4s, 2016	35,000	39,367
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	70,000	95,659
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	295,000	342,159
Merrill Lynch & Co., Inc. sr. unsec. notes FRN Ser.
MTN, 0.698s, 2011	110,000	109,898
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	300,000	315,000
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	50,000	53,388
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	93,469
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	64,129
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	52,486
OneBeacon US Holdings, Inc. notes 5 7/8s, 2013	46,000	48,305
Pacific LifeCorp 144A sr. notes 6s, 2020	30,000	32,762
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	305,000	302,713
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	50,000	60,908
Prudential Financial, Inc. sr. notes 6.2s, 2015	50,000	56,317
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	88,000	98,207
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)	155,000	157,127
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.292s, 2037	270,000	194,048
Tanger Properties, Ltd. sr. unsec. notes 6 1/8s, 2020	40,000	43,837
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	70,000	77,351
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	110,000	135,364
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	85,000	87,966
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	337,180
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	265,000	291,287
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	135,000	157,130
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	135,000	159,949
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, 2049	55,000	60,569
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	5,000	5,384
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	140,000	137,857
		11,307,540

Government (0.6%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	500,000	563,350
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	725,754
		1,289,104

Health care (0.2%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	55,909
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	5,000	5,857
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	16,000	20,098
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	39,000	44,743
Quest Diagnostics, Inc. company guaranty sr. unsec.

notes 5 3/4s, 2040	33,000	32,959
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	17,000	17,825
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	30,000	31,393
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	62,399
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	45,000	52,182
WellPoint, Inc. notes 7s, 2019	90,000	109,472
		432,837

Technology (0.2%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	90,000	97,643
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	210,000	243,681
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	73,000	86,322
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	28,000	31,249
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	34,000	36,506
		495,401

Transportation (0.3%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	5,000	5,106
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	35,000	40,981
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	50,000	54,726
Burlington Northern Santa Fe, LLC debs. 5 3/4s, 2040	40,000	44,025
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	5,666	5,992
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	64,373	67,592
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	183,395	179,727
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	106,193	114,688
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	20,000	22,079
		534,916

Utilities and power (2.1%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	60,000	65,220
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	58,091
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	185,000	211,853
Beaver Valley II Funding sr. bonds 9s, 2017	111,000	122,762
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	120,000	135,516
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	317,878	344,042
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	35,642
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	215,000	251,500
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	70,000	78,460
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	55,000	59,279
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	248,000	234,360
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	90,000	106,517
Edison International sr. unsec. unsub. notes 3 3/4s,
2017	55,000	56,363
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	75,000	90,842
Electricite de France 144A notes 6.95s, 2039 (France)	100,000	130,494
Electricite de France 144A sr. notes 5.6s, 2040
(France)	40,000	44,409
Electricite de France 144A sr. notes 4.6s, 2020
(France)	120,000	130,735
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	62,000	62,098
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	27,000	28,293
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	130,000	174,185
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	10,000	10,750
ITC Holdings Corp. 144A notes 5 7/8s, 2016	36,000	40,033
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	45,377
Kansas Gas & Electric bonds 5.647s, 2021	45,786	47,640
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	110,000	126,584
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	10,000	11,908
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	45,000	55,879
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	55,000	72,649
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	365,000	367,524
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	53,409
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	30,000	33,316
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	37,000	40,191
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	134,489	134,492
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	99,000	92,374
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	80,000	93,558
Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	139,448
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	150,000	197,242
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	35,000	37,977
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	95,000	105,444
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	70,000	65,450

Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	125,000	151,972
		4,343,878

Total corporate bonds and notes (cost $27,832,656)		$30,358,041

MORTGAGE-BACKED SECURITIES (1.6%)(a)
	Principal amount	Value

Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class J, 1.307s, 2022	$244,000	$146,400
Bear Stearns Commercial Mortgage Securities, Inc. FRB
Ser. 00-WF2, Class F, 8.495s, 2032	151,000	155,572
Countrywide Home Loans 144A IFB Ser. 05-R2, Class 2A3,
8s, 2035	88,806	82,146
Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.306s, 2043	1,028,528	19,500
Ser. T-56, Class 1, IO, zero %, 2043	949,782	2,786
Ser. T-56, Class 2, IO, zero %, 2043	870,537	57
Ser. T-56, Class 3, IO, zero %, 2043	707,427	131
Federal National Mortgage Association
Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042	232,369	5,135
Ser. 03-W6, Class 51, IO, 0.655s, 2042	724,665	14,484
Ser. 03-W2, Class 1, IO, 0.466s, 2042	1,262,984	9,858
Ser. 03-W3, Class 1, IO, 0.442s, 2042	2,530,370	26,453
Ser. 02-T1, Class IO, IO, 0.422s, 2031	1,069,956	16,104
Ser. 03-W6, Class 3, IO, 0.368s, 2042	1,008,859	11,434
Ser. 03-W6, Class 23, IO, 0.35s, 2042	1,067,589	11,913
Ser. 03-W4, Class 3A, IO, 0.063s, 2042	998,554	2,565
First Union-Lehman Brothers Commercial Mortgage Trust
II Ser. 97-C2, Class G, 7 1/2s, 2029	116,000	127,622
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	57,280	44,678
Government National Mortgage Association IFB Ser.
08-60, Class SH, IO, 5.893s, 2038 (F)	86,189	9,707
GS Mortgage Securities Corp. II 144A Ser. 98-C1,
Class F, 6s, 2030	153,987	154,757
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	28,422	27,588
Ser. 05-RP3, Class 1A3, 8s, 2035	97,837	90,010
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	73,150	68,395
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	92,151	85,700
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	103,974	97,736
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	82,764
Ser. 99-C1, Class G, 6.41s, 2031	97,000	80,014
Ser. 98-C4, Class H, 5.6s, 2035	143,000	141,385
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	78,781	74,448
Ser. 05-1, Class 1A4, 7 1/2s, 2034	136,458	128,953
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.876s, 2027	339,295	274,627
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.757s, 2022	99,963	87,467
Merrill Lynch Mortgage Investors, Inc. FRB Ser. 98-C3,
Class E, 7.071s, 2030	82,000	86,579
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.402s, 2035	42,614	41,122
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	33,645	32,467
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033 (F)	146,000	1,460
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.614s, 2034	60,713	49,481
Wachovia Bank Commercial Mortgage Trust Ser. 06-C29,
Class A2, 5.275s, 2048	834,000	857,487
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.557s, 2018	100,000	60,000

Total mortgage-backed securities (cost $3,555,251)		$3,208,985

ASSET-BACKED SECURITIES (0.8%)(a)
	Principal amount	Value

Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.26s, 2039	$540,538	$191,891
FRB Ser. 04-D, Class A, 0.841s, 2044	80,211	73,593
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (F)	184,840	55,447
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) (NON)	14,822	--
GEBL 144A
Ser. 04-2, Class D, 3.007s, 2032	77,334	15,467
Ser. 04-2, Class C, 1.107s, 2032	77,334	8,507
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.911s, 2036	204,093	81,637
Long Beach Mortgage Loan Trust FRB Ser. 05-2,
Class M4, 0.876s, 2035	80,000	52,252
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.506s, 2032	338,443	304,599
Ser. 02-A IO, 0.3s, 2032	7,927,273	118,909
Marriott Vacation Club Owner Trust 144A FRB Ser.
02-1A, Class A1, 0.957s, 2024	24,331	23,326
Merrill Lynch Mortgage Investors, Inc. Ser. 04-WMC3,
Class B3, 5s, 2035	3,814	45
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	42,526	41,100
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.936s, 2035	33,907	18,928
FRB Ser. 05-HE1, Class M3, 0.776s, 2034	50,000	41,486
Oakwood Mortgage Investors, Inc.

Ser. 00-A, Class A3, 7.945s, 2022	138,939	97,656
Ser. 02-C, Class A1, 5.41s, 2032	346,022	333,911
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	50,210	48,453
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.086s, 2036	33,000	12,090
Securitized Asset Backed Receivables, LLC FRB Ser.
05-HE1, Class M2, 0.906s, 2035	31,049	115
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	184,000	22,072

Total asset-backed securities (cost $2,362,663)		$1,541,484

INVESTMENT COMPANIES (0.6%)(a)
	Shares	Value

Utilities Select Sector SPDR Fund	41,200	$1,291,620

Total investment companies (cost $1,030,362)		$1,291,620

CONVERTIBLE PREFERRED STOCKS (0.6%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	5,013	$291,155
El Paso Corp. 4.99% cv. pfd.	355	408,694
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	23,252	547,875

Total convertible preferred stocks (cost $1,178,875)		$1,247,724

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$30,000	$32,669
IL State G.O. Bonds
4.421s, 1/1/15	65,000	67,805
4.071s, 1/1/14	185,000	191,819
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	55,000	60,103
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40	40,000	40,817
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30	60,000	64,545

Total municipal bonds and notes (cost $435,213)		$457,758

SHORT-TERM INVESTMENTS (5.2%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)	10,533,991	$10,533,991

Total short-term investments (cost $10,533,991)		$10,533,991

TOTAL INVESTMENTS

Total investments (cost $189,580,085) (b)		$207,391,897

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $203,472,132.

(b) The aggregate identified cost on a tax basis is $193,609,879, resulting in gross unrealized appreciation and depreciation of $21,686,150 and $7,904,132, respectively, or net unrealized appreciation of $13,782,018.

(NON) Non-income-producing security.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $24,506 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $76,414,874 and $89,814,524, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $5,114,844 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$3,784,736	$--	$--

Capital goods	6,675,850	--	--

Communication services	8,624,744	--	--

Conglomerates	4,170,117	--	--

Consumer cyclicals	10,215,116	--	--

Consumer staples	12,271,933	--	--

Energy	16,791,564	--	--

Financials	22,842,012	--	--

Health care	18,177,614	--	--

Technology	10,494,652	--	--

Transportation	819,603	--	--

Utilities and power	7,883,768	--	--

Total common stocks	122,751,709	--	--

Asset-backed securities	--	1,541,484	--

Convertible preferred stocks	--	1,247,724	--

Corporate bonds and notes	--	30,358,041	--

Investment Companies	1,291,620	--	--

Mortgage-backed securities	--	3,199,278	9,707

Municipal bonds and notes	--	457,758	--

U.S. Government Agency Obligations	--	5,729,695	--

U.S. Government and Agency Mortgage Obligations	--	9,026,468	--

U.S. Treasury Obligations	--	21,244,422	--

Short-term investments	10,533,991	--	--

Totals by level	$134,577,320	$72,804,870	$9,707

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (48.7%)(a)
	Shares	Value

Basic materials (3.3%)
Acciona SA (Spain)	415	$35,074
Agrium, Inc. (Canada)	589	44,245
Akzo Nobel NV (Netherlands)	366	22,593
Albemarle Corp.	6,138	287,320
AMCOL International Corp.	917	24,016
Ameron International Corp.	391	26,572
Andersons, Inc. (The)	2,947	111,691
Arafura Resources, Ltd. (Australia) (NON)	9,096	9,939
ArcelorMittal (France)	3,192	105,194
Austevoll Seafood ASA (Norway)	3,749	24,123
Avalon Rare Metals, Inc. (Canada) (NON)	2,278	7,802
BASF SE (Germany)	582	36,721
BBMG Corp. (China)	11,000	15,453
BHP Billiton, Ltd. (Australia)	5,823	219,096
Boise, Inc. (NON)	4,186	27,167
Broadwind Energy, Inc. (NON)	4,419	8,264
Cameco Corp. (Canada)	484	13,421
Canada Lithium Corp. (Canada) (NON)	8,295	5,327
Carillion PLC (United Kingdom)	12,652	62,334
Century Aluminum Co. (NON)	1,098	14,461
China Green Holdings, Ltd. (China)	30,000	28,999
China National Materials Co., Ltd. (China)	31,000	25,811
China Rare Earth Holdings, Ltd. (China) (NON)	24,000	10,362
Compagnie de Saint-Gobain (France)	676	30,088
Clearwater Paper Corp. (NON)	666	50,669
Coeur d'Alene Mines Corp. (NON)	1,062	21,155
Cytec Industries, Inc.	3,700	208,606
Denison Mines Corp. (Canada) (NON)	2,800	4,577
Elementos, Ltd. (Australia) (NON)	542	115
Energy Resources of Australia, Ltd. (Australia)	527	6,778
Extract Resources, Ltd. (Australia) (NON)	806	4,762
Ferro Corp. (NON)	5,393	69,516
Fletcher Building, Ltd. (New Zealand)	8,033	47,595
FMC Corp.	154	10,535
Freeport-McMoRan Copper & Gold, Inc. Class B	7,600	648,964
Fufeng Group, Ltd. (Hong Kong)	16,000	11,363
Hawkins, Inc.	510	18,064
Hecla Mining Co. (NON) (S)	2,955	18,676
HeidelbergCement AG (Germany)	782	37,707
Hitachi Chemical Co., Ltd. (Japan)	4,800	89,680
Hochtief AG (Germany)	563	48,781
Horsehead Holding Corp. (NON)	4,545	44,859
HQ Sustainable Maritime Industries, Inc. (NON)	1,069	3,218
Impregilo SpA (Italy) (NON)	10,140	30,222
Innophos Holdings, Inc.	1,253	41,474
Insituform Technologies, Inc. (NON)	1,239	29,959
International Flavors & Fragrances, Inc.	4,800	232,896
JFE Holdings, Inc. (Japan)	1,500	45,923
KapStone Paper and Packaging Corp. (NON)	3,632	44,092
Koninklijke DSM NV (Netherlands)	1,831	93,859
Koppers Holdings, Inc.	2,280	61,264
Lanxess AG (Germany)	1,290	70,719
Layne Christensen Co. (NON)	1,485	38,447
Lithium Corp. (NON)	3,327	848
Lubrizol Corp. (The)	3,200	339,104
Lynas Corp., Ltd. (Australia) (NON)	12,282	16,212
MeadWestvaco Corp.	10,042	244,824
Minerals Technologies, Inc.	1,482	87,319
Mitsui Chemicals, Inc. (Japan)	76,000	205,061
Mitsui Mining & Smelting Co., Ltd. (Japan)	33,000	94,580
Molycorp, Inc. (NON)	360	10,184
Neenah Paper, Inc.	1,177	17,890
Neo Material Technologies, Inc. (Canada) (NON)	1,100	5,266
NewMarket Corp.	217	24,669
Nitto Denko Corp. (Japan)	1,400	54,815
Northwest Pipe Co. (NON)	503	8,803
OM Group, Inc. (NON)	1,871	56,355
OneSteel, Ltd. (Australia)	31,870	90,298
Orocobre, Ltd. (Australia) (NON)	2,194	4,349
Paladin Energy, Ltd. (Australia) (NON)	3,169	11,001
Pescanova SA (Spain)	634	20,280
PPG Industries, Inc.	5,800	422,240
Quaker Chemical Corp.	503	16,378
Quest Uranium Corp. (Canada) (NON)	1,691	7,339
Rare Element Resources, Ltd. (Canada) (NON)	1,181	10,113
Rayonier, Inc. (R)	8,400	421,008
Reliance Steel & Aluminum Co.	681	28,282
Rio Tinto PLC (United Kingdom)	5,610	328,058
Rio Tinto, Ltd. (Australia)	7,941	589,513
Rock-Tenn Co. Class A	1,028	51,205
Rockwood Holdings, Inc. (NON)	326	10,259
Sigma-Aldrich Corp.	173	10,446
Sociedad Quimica y Minera de Chile SA ADR (Chile)	224	10,806
Stepan, Co.	353	20,866
STR Holdings, Inc. (NON)	480	10,339
Syngenta AG (Switzerland)	447	111,209
Tantalus Rare Earths AG (Germany) (NON)	42	1,545
Teck Resources, Ltd. Class B (Canada)	3,156	129,962
Thompson Creek Metals Co., Inc. (Canada) (NON)	1,606	17,313

TSRC Corp. (Taiwan)	10,000	15,428
UEX Corp. (Canada) (NON)	4,000	3,931
Umicore NV/SA (Belgium)	1,023	44,249
Uranium One, Inc. (Canada) (NON)	2,809	9,485
USEC, Inc. (NON)	1,354	7,027
Vale SA ADR (Preference) (Brazil) (S)	2,300	63,825
Vallourec SA (France)	850	84,489
Vedanta Resources PLC (United Kingdom)	1,618	55,051
voestalpine AG (Austria)	4,470	164,749
W.R. Grace & Co. (NON)	5,201	145,316
Western Lithium Canada Corp. (Canada) (NON)	3,016	3,287
Xstrata PLC (United Kingdom)	6,730	128,822
		7,444,946

Capital goods (3.3%)
Abengoa SA (Spain)	695	17,614
ACCO Brands Corp. (NON)	3,171	18,233
Aecom Technology Corp. (NON)	1,638	39,738
Aisin Seiki Co., Ltd. (Japan)	4,700	146,766
Alamo Group, Inc.	854	19,070
Alstom SA (France)	692	35,322
Altra Holdings, Inc. (NON)	2,674	39,388
Amada Co., Ltd. (Japan)	3,000	20,578
Applied Industrial Technologies, Inc.	2,191	67,045
ArvinMeritor, Inc. (NON)	4,733	73,551
AZZ, Inc.	721	30,888
Bio-Treat Technology, Ltd. (China) (NON)	83,000	5,049
Bucyrus International, Inc. Class A	93	6,450
Calgon Carbon Corp. (NON)	970	14,065
Canon, Inc. (Japan)	6,300	294,262
Capstone Turbine Corp. (NON)	18,904	14,596
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	11,000	23,875
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	707	9,898
CLARCOR, Inc.	486	18,774
Conergy AG (Germany) (NON) (S)	6,454	5,265
Darling International, Inc. (NON)	1,513	12,891
Doosan Heavy Industries and Construction Co., Ltd.
(South Korea)	756	56,290
Dover Corp.	9,838	513,642
DXP Enterprises, Inc. (NON)	1,322	25,092
Ebara Corp. (Japan) (NON)	12,000	53,244
EMCOR Group, Inc. (NON)	3,132	77,016
Emerson Electric Co.	12,705	669,045
Energy Conversion Devices, Inc. (NON)	984	4,940
Energy Recovery, Inc. (NON)	2,512	9,018
EnergySolutions, Inc.	1,259	6,333
EnPro Industries, Inc. (NON)	681	21,302
Sound Global, Ltd. (China) (NON)	9,000	5,885
European Aeronautic Defense and Space Co. (France)
(NON)	1,222	30,495
Exide Technologies (NON)	3,036	14,542
Franklin Electric Co., Inc.	522	17,310
Fuel Systems Solutions, Inc. (NON) (S)	1,084	42,395
Fuel Tech, Inc. (NON)	2,105	13,198
Fuji Electric Holdings Co., Ltd. (Japan)	34,000	89,291
Fushi Copperweld, Inc. (China) (NON)	1,506	13,087
Gamesa Corp Tecnologica SA (Spain) (NON)	3,471	24,312
General Dynamics Corp.	452	28,390
GLV, Inc. Class A (Canada) (NON)	1,477	11,023
Gorman-Rupp Co. (The)	844	23,261
GrafTech International, Ltd. (NON)	1,305	20,397
Graham Packaging Co., Inc. (NON)	2,836	33,522
GUD Holdings, Ltd. (Australia)	1,354	12,674
Harbin Electric, Inc. (China) (NON)	1,021	18,266
Hyflux, Ltd. (Singapore)	7,000	16,553
Insteel Industries, Inc.	1,395	12,527
ITT Corp.	645	30,205
JinkoSolar Holding Co., Ltd. ADR (China) (NON)	375	11,854
Joy Global, Inc.	158	11,111
Koito Manufacturing Co., Ltd. (Japan)	1,000	15,350
Kurita Water Industries, Ltd. (Japan)	800	22,228
L-3 Communications Holdings, Inc.	6,655	480,957
Legrand SA (France)	2,114	71,542
Lindsay Corp.	470	20,360
LMI Aerospace, Inc. (NON)	1,161	18,483
Lockheed Martin Corp.	7,571	539,661
Lonking Holdings, Ltd. (China)	56,000	56,586
LS Corp. (South Korea)	249	25,550
MAN AG (Germany)	342	37,302
Met-Pro Corp.	529	5,338
Mitsubishi Electric Corp. (Japan)	41,000	353,016
MTU Aero Engines Holding AG (Germany)	330	18,872
Mueller Water Products, Inc. Class A	4,262	12,871
NACCO Industries, Inc. Class A	161	14,070
Nalco Holding Co.	9,934	250,436
NHK Spring Co., Ltd. (Japan)	6,000	49,718
Orascom Construction Industries (Egypt)	1,144	50,307
Organo Corp. (Japan)	1,000	6,380
Parker Hannifin Corp.	7,500	525,450
Pentair, Inc.	1,329	44,694
Phoenix Solar AG (Germany)	204	7,313
Polypore International, Inc. (NON)	482	14,537
Powell Industries, Inc. (NON)	639	19,886
Prysmian SpA (Italy)	1,344	24,566
Quantum Fuel Systems Technologies Worldwide, Inc. (NON)	11,176	5,588
Raser Technologies, Inc. (NON) (S)	11,016	2,601

Raytheon Co.	11,712	535,356
Regal-Beloit Corp.	4,800	281,712
Roper Industries, Inc.	745	48,559
Satcon Technology Corp. (NON)	2,600	9,776
SembCorp Industries, Ltd. (Singapore)	22,000	72,935
Shaw Group, Inc. (NON)	9,400	315,464
SMA Solar Technology AG (Germany)	97	10,721
Smith (A.O.) Corp.	1,265	73,231
Smiths Group PLC (United Kingdom)	1,270	24,330
Solaria Energia y Medio Ambiente SA (Spain) (NON)	1,655	3,522
Solon AG Fuer Solartechnik (Germany) (NON)	290	1,205
Spirax-Sarco Engineering PLC (United Kingdom)	1,746	49,391
Standex International Corp.	739	17,876
Sunpower Corp. Class A (NON)	685	9,864
Tanfield Group PLC (United Kingdom) (NON)	5,322	1,045
Tenneco Automotive, Inc. (NON)	758	21,959
Tetra Tech, Inc. (NON)	3,341	70,061
Thomas & Betts Corp. (NON)	1,597	65,509
Timken Co.	738	28,310
Toyoda Gosei Co., Ltd. (Japan)	900	19,859
TriMas Corp. (NON)	3,105	46,109
United Technologies Corp.	1,498	106,703
Valmont Industries, Inc.	467	33,811
Vestas Wind Systems A/S (Denmark) (NON)	347	13,083
Vinci SA (France)	846	42,432
Weichai Power Co., Ltd. (China)	2,000	21,137
Westport Innovations, Inc. (Canada) (NON)	725	12,719
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	847	11,722
		7,471,601

Communication services (2.1%)
ADTRAN, Inc.	1,831	64,634
American Tower Corp. Class A (NON)	11,700	599,742
Applied Signal Technology, Inc.	619	15,401
Aruba Networks, Inc. (NON)	2,943	62,804
AT&T, Inc.	23,931	684,427
Atlantic Tele-Network, Inc.	1,066	52,490
BCE, Inc. (Canada)	1,941	63,233
BT Group PLC (United Kingdom)	99,647	219,240
China Mobile, Ltd. (China)	2,500	25,600
DIRECTV Class A (NON)	15,210	633,192
Earthlink, Inc.	2,002	18,198
France Telecom SA (France)	7,247	156,682
HSN, Inc. (NON)	960	28,704
IAC/InterActiveCorp. (NON)	15,100	396,677
Iridium Communications, Inc. (NON)	5,451	46,552
j2 Global Communications, Inc. (NON)	1,303	30,998
Kabel Deutschland Holding AG (Germany) (NON)	2,270	90,105
Koninklijke (Royal) KPN NV (Netherlands)	1,669	25,828
Loral Space & Communications, Inc. (NON)	667	34,817
Mediacom Communications Corp. Class A (NON)	7,447	49,225
NeuStar, Inc. Class A (NON)	1,699	42,237
NII Holdings, Inc. (NON)	13,173	541,410
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	10,400	454,587
Tele2 AB Class B (Sweden)	5,013	105,182
Telenet Group Holding NV (Belgium) (NON)	1,100	36,926
USA Mobility, Inc.	1,835	29,415
Verizon Communications, Inc.	7,696	250,813
Vodafone Group PLC (United Kingdom)	24,897	61,468
Vonage Holdings Corp. (NON)	5,353	13,650
		4,834,237

Conglomerates (1.0%)
3M Co.	1,007	87,317
Danaher Corp.	1,098	44,590
General Electric Co.	42,945	697,856
Honeywell International, Inc.	14,400	632,736
Marubeni Corp. (Japan)	13,000	73,582
Mitsui & Co., Ltd. (Japan)	27,800	414,050
Siemens AG (Germany)	415	43,832
Silex Systems, Ltd. (Australia) (NON)	1,432	7,007
SPX Corp.	5,325	336,966
Vivendi SA (France)	852	23,302
		2,361,238

Consumer cyclicals (6.1%)
Advance Auto Parts, Inc.	4,800	281,664
Aeropostale, Inc. (NON)	2,043	47,500
Alliance Data Systems Corp. (NON)	482	31,455
Amazon.com, Inc. (NON)	396	62,196
American Media Operations, Inc. 144A (F) (NON)	583	--
AnnTaylor Stores Corp. (NON)	2,556	51,733
Asahi Glass Co., Ltd. (Japan)	29,000	295,947
Bally Technologies, Inc. (NON)	1,166	40,752
Bayerische Motoren Werke (BMW) AG (Germany)	667	46,801
Best Buy Co., Inc.	12,500	510,375
Big Lots, Inc. (NON)	1,759	58,487
Bunzl PLC (United Kingdom)	4,607	54,953
Burberry Group PLC (United Kingdom)	10,076	164,683
Cash America International, Inc.	642	22,470
Childrens Place Retail Stores, Inc. (The) (NON)	454	22,142
Christian Dior SA (France)	771	100,835
Cinemark Holdings, Inc.	1,134	18,257
Coach, Inc.	10,755	462,035
Compass Group PLC (United Kingdom)	10,809	90,115
Daito Trust Construction Co., Ltd. (Japan)	800	47,871

Dana Holding Corp. (NON)	1,209	14,895
Deckers Outdoor Corp. (NON)	852	42,566
Deluxe Corp.	2,205	42,182
DG FastChannel, Inc. (NON)	1,052	22,881
Dongfeng Motor Group Co., Ltd. (China)	32,000	65,494
Dress Barn, Inc. (NON)	1,353	32,134
DSW, Inc. Class A (NON)	2,029	58,232
Dun & Bradstreet Corp. (The)	4,800	355,872
EchoStar Corp. Class A (NON)	5,178	98,796
Edenred (France) (NON)	2,132	42,255
Electrolux AB Class B (Sweden)	4,119	101,389
Emergency Medical Services Corp. Class A (NON)	591	31,471
Expedia, Inc.	11,200	315,952
EZCORP, Inc. Class A (NON)	2,733	54,769
Fiat SpA (Italy)	7,288	112,534
Foot Locker, Inc.	14,300	207,779
GameStop Corp. Class A (NON)	11,000	216,810
Geberit International AG (Switzerland)	466	83,083
Genesco, Inc. (NON)	1,157	34,571
Ghabbour Auto (Egypt)	3,233	24,874
GOME Electrical Appliances Holdings, Ltd. (China) (NON)	47,000	14,175
Great Lakes Dredge & Dock Co.	4,693	27,266
OPAP SA (Greece)	4,662	73,767
Grupo Comercial Chedraui SA de CV (Mexico) (NON)	2,476	7,128
Gymboree Corp. (The) (NON)	733	30,449
Helen of Troy, Ltd. (Bermuda) (NON)	1,366	34,546
HMS Holdings Corp. (NON)	911	53,694
Industria de Diseno Textil (Inditex) SA (Spain)	1,224	97,287
Interpublic Group of Companies, Inc. (The) (NON)	28,700	287,861
JB Hi-Fi, Ltd. (Australia)	1,565	31,266
Jo-Ann Stores, Inc. (NON)	786	35,016
Jos. A. Bank Clothiers, Inc. (NON)	658	28,037
Kenneth Cole Productions, Inc. Class A (NON)	1,138	18,970
Kia Motors Corp. (South Korea)	960	30,983
Kirkland's, Inc. (NON)	1,095	15,177
Kloeckner & Co., AG (Germany) (NON)	1,191	26,814
Knology, Inc. (NON)	1,496	20,091
La-Z-Boy, Inc. (NON)	3,592	30,316
Landauer, Inc.	200	12,526
LG Corp. (South Korea)	349	25,251
Limited Brands, Inc.	12,500	334,750
M6-Metropole Television (France)	1,776	41,789
Magnit OJSC GDR (Russia)	550	13,860
Maidenform Brands, Inc. (NON)	1,586	45,756
Mediaset SpA (Italy)	45,381	321,890
Moody's Corp.	12,771	319,020
Myer Holdings, Ltd. (Australia)	3,074	11,177
National CineMedia, Inc.	953	17,059
News Corp. Class A	41,100	536,766
Next PLC (United Kingdom)	9,642	335,788
NGK Spark Plug Co., Ltd. (Japan)	4,000	53,580
Nissan Motor Co., Ltd. (Japan) (NON)	16,300	142,496
Nortek, Inc. (NON)	1,118	44,720
Nu Skin Enterprises, Inc. Class A	835	24,048
OfficeMax, Inc. (NON)	3,707	48,525
Omnicom Group, Inc.	11,300	446,124
Orbitz Worldwide, Inc. (NON)	3,904	24,595
PCD Stores, Ltd. (China) (NON)	96,000	30,314
Perry Ellis International, Inc. (NON)	1,022	22,331
Persimmon PLC (United Kingdom) (NON)	12,324	77,355
Peugeot SA (France) (NON)	7,361	247,656
Phillips-Van Heusen Corp.	479	28,817
Porsche Automobil Holding SE (Preference) (Germany)	637	31,563
PPR SA (France)	595	96,379
R. R. Donnelley & Sons Co.	20,600	349,376
RadioShack Corp.	808	17,235
Randstad Holding NV (Netherlands) (NON)	414	18,819
Reed Elsevier PLC (United Kingdom)	5,436	45,961
Ross Stores, Inc.	5,800	316,796
Scholastic Corp.	1,264	35,164
Sears Holdings Corp. (NON) (S)	3,200	230,848
SECOM Co., Ltd. (Japan)	500	22,605
Select Comfort Corp. (NON)	4,217	28,591
Sinclair Broadcast Group, Inc. Class A (NON)	2,930	20,569
Sonic Automotive, Inc. (NON) (S)	4,607	45,287
Sony Corp. (Japan)	500	15,475
Sotheby's Holdings, Inc. Class A	485	17,858
Stage Stores, Inc.	1,993	25,909
Standard Pacific Corp. (NON)	4,408	17,500
Stantec, Inc. (Canada) (NON)	1,214	32,213
Steven Madden, Ltd. (NON)	1,804	74,072
Swire Pacific, Ltd. (Hong Kong)	16,000	220,445
Talbots, Inc. (The) (NON) (S)	4,764	62,408
Tempur-Pedic International, Inc. (NON)	542	16,802
Tesla Motors, Inc. (NON)	624	12,642
Time Warner, Inc.	17,796	545,447
TJX Cos., Inc. (The)	10,600	473,078
Toro Co. (The)	619	34,806
Tractor Supply Co.	686	27,207
Trump Entertainment Resorts, Inc. (F)	34	544
TUI Travel PLC (United Kingdom)	15,861	53,442
UniFirst Corp.	517	22,826
United Business Media, Ltd. PLC (Ireland)	1,695	16,768
Valeo SA (France) (NON)	3,180	147,416
ValueClick, Inc. (NON)	2,178	28,488
Vertis Holdings, Inc. (F)(NON)	1,807	2
VF Corp.	4,100	332,182
Volkswagen AG (Preference) (Germany)	162	19,563
Wal-Mart Stores, Inc.	20,297	1,086,295

Walt Disney Co. (The)	3,400	112,574
Warnaco Group, Inc. (The) (NON)	1,183	60,487
Wesfarmers, Ltd. (Australia)	5,151	163,826
Wheelock and Co., Ltd. (Hong Kong)	4,000	13,378
Whirlpool Corp.	3,800	307,648
Williams-Sonoma, Inc.	7,600	240,920
Wirecard AG (Germany)	3,283	44,737
World Fuel Services Corp.	765	19,898
WPP PLC (Ireland)	8,514	94,263
		14,038,158

Consumer staples (4.6%)
AFC Enterprises (NON)	6,496	80,550
Alliance One International, Inc. (NON)	6,485	26,913
Anheuser-Busch InBev NV (Belgium)	2,133	125,546
Associated British Foods PLC (United Kingdom)	8,764	144,479
Avis Budget Group, Inc. (NON)	8,279	96,450
BRF - Brasil Foods SA (Brazil)	2,800	42,629
Britvic PLC (United Kingdom)	6,794	51,805
Career Education Corp. (NON)	2,176	46,719
Carlsberg A/S Class B (Denmark)	448	46,739
CEC Entertainment, Inc. (NON)	763	26,194
Central Garden & Pet Co. Class A (NON)	3,159	32,727
Cermaq ASA (Norway) (NON)	2,679	29,756
Coca-Cola Co. (The)	7,400	433,048
Core-Mark Holding Co., Inc. (NON)	771	23,870
Cosan, Ltd. Class A (Brazil)	2,277	26,390
Costco Wholesale Corp.	10,400	670,696
Delhaize Group SA (Belgium)	1,965	142,595
DineEquity, Inc. (NON) (S)	664	29,867
Domino's Pizza, Inc. (NON)	7,805	103,182
Dr. Pepper Snapple Group, Inc.	13,500	479,520
Energizer Holdings, Inc. (NON)	482	32,405
Estee Lauder Cos., Inc. (The) Class A	7,800	493,194
Genuine Parts Co.	7,300	325,507
Heineken Holding NV (Netherlands)	1,760	77,039
Henkel AG & Co. KGaA (Germany)	1,402	75,348
Herbalife, Ltd.	447	26,976
Hershey Co. (The)	9,900	471,141
hhgregg, Inc. (NON) (S)	1,282	31,742
Imperial Tobacco Group PLC (United Kingdom)	3,143	93,700
Inter Parfums, Inc.	1,352	23,782
ITT Educational Services, Inc. (NON)	694	48,767
Japan Tobacco, Inc. (Japan)	73	243,275
Kerry Group PLC Class A (Ireland)	5,858	205,638
Kimberly-Clark Corp.	9,300	604,965
Koninklijke Ahold NV (Netherlands)	19,505	263,078
Leroy Seafood Group ASA (Norway)	677	16,019
Lincoln Educational Services Corp. (NON)	3,248	46,804
Loblaw Companies, Ltd. (Canada)	400	15,868
Lorillard, Inc.	6,700	538,077
Marine Harvest (Norway)	74,583	65,066
McDonald's Corp.	2,714	202,220
MEIJI Holdings Co., Ltd. (Japan)	1,800	84,830
Metro AG (Germany)	878	57,187
National Presto Industries, Inc.	216	22,998
Nestle SA (Switzerland)	6,245	333,071
Nissin Food Products Co., Ltd. (Japan)	1,200	43,387
Nutreco Holding NV (Netherlands)	180	13,173
Papa John's International, Inc. (NON)	1,832	48,328
PepsiCo, Inc.	5,180	344,159
Philip Morris International, Inc.	5,561	311,527
Prestige Brands Holdings, Inc. (NON)	3,866	38,235
Procter & Gamble Co. (The)	12,024	721,079
Rakuten, Inc. (Japan)	31	22,714
Reckitt Benckiser Group PLC (United Kingdom)	3,088	169,902
Revlon, Inc. Class A (NON)	1,458	18,400
Ruth's Hospitality Group, Inc. (NON)	2,905	11,649
Safeway, Inc.	23,880	505,301
Schiff Nutrition International, Inc.	1,397	11,455
Spectrum Brands Holdings, Inc. (NON)	766	20,820
SRA International, Inc. Class A (NON)	1,198	23,625
SunOpta, Inc. (Canada) (NON)	2,387	14,537
Toyo Suisan Kaisha, Ltd. (Japan)	3,000	61,914
Unilever NV (Netherlands)	10,614	317,431
USANA Health Sciences, Inc. (NON)	312	12,592
W.W. Grainger, Inc.	4,000	476,440
WebMD Health Corp. Class A (NON)	1,464	73,010
Wolseley PLC (United Kingdom) (NON)	9,349	234,932
Yamazaki Baking Co., Inc. (Japan)	6,000	73,246
		10,626,228

Energy (4.7%)
Alpha Natural Resources, Inc. (NON)	90	3,704
Areva SA (France)	50	21,013
Atwood Oceanics, Inc. (NON)	816	24,847
Ballard Power Systems, Inc. (Canada) (NON) (S)	7,226	12,067
BG Group PLC (United Kingdom)	4,787	84,145
BP PLC (United Kingdom)	28,830	193,827
Cairn Energy PLC (United Kingdom) (NON)	4,684	33,390
Cal Dive International, Inc. (NON)	2,971	16,251
Cameron International Corp. (NON)	12,700	545,592
Canadian Oil Sands Trust (Unit) (Canada)	1,065	26,384
Canadian Solar, Inc. (Canada) (NON)	734	11,964
Chevron Corp.	8,001	648,481
China Coal Energy Co. (China)	25,000	41,372
China Shenhua Energy Co., Ltd. (China)	3,500	14,480

China Sunergy Co., Ltd. ADR (China) (NON) (S)	1,280	5,773
China WindPower Group, Ltd. (China) (NON)	440,000	49,904
Cimarex Energy Co.	6,900	456,642
Compagnie Generale de Geophysique-Veritas (France)
(NON)	6,117	134,337
Complete Production Services, Inc. (NON)	2,006	41,023
Connacher Oil and Gas, Ltd. (Canada) (NON)	4,421	5,162
ConocoPhillips	3,748	215,248
CONSOL Energy, Inc.	155	5,729
Contango Oil & Gas Co. (NON)	578	28,992
Covanta Holding Corp.	2,131	33,563
E-Ton Solar Tech Co., Ltd. (Taiwan)	3,000	4,081
EDP Renovaveis SA (Spain) (NON)	3,812	21,579
Energy Development Corp. (Philippines)	78,000	10,824
ENI SpA (Italy) (S)	16,109	347,840
Evergreen Solar, Inc. (NON) (S)	2,697	1,980
Exxon Mobil Corp.	24,404	1,507,923
Fersa Energias Renovables SA (Spain)	5,098	7,788
First Solar, Inc. (NON)	554	81,632
FuelCell Energy, Inc. (NON)	5,748	7,070
GCL Poly Energy Holdings, Ltd. (Hong Kong) (NON)	47,000	14,478
Gintech Energy Corp. (Taiwan)	2,019	5,687
Green Plains Renewable Energy, Inc. (NON)	899	10,887
GT Solar International, Inc. (NON)	2,245	18,791
Gushan Environmental Energy, Ltd. ADR (China) (NON)	11,466	7,566
Halliburton Co.	19,778	654,058
Headwaters, Inc. (NON)	2,333	8,399
Helix Energy Solutions Group, Inc. (NON)	4,161	46,354
Iberdrola Renovables SA (Spain)	8,493	28,244
Innergex Renewable Energy, Inc. (Canada)	900	8,276
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,927	17,979
James River Coal Co. (NON)	1,162	20,370
Magma Energy Corp. (Canada) (NON)	2,725	3,076
Massey Energy Co.	95	2,947
Murphy Oil Corp.	8,600	532,512
Nexen, Inc. (Canada)	4,147	83,529
Nordex AG (Germany) (NON)	1,769	16,288
Occidental Petroleum Corp.	1,195	93,569
Oceaneering International, Inc. (NON)	7,000	377,020
Oil States International, Inc. (NON)	566	26,347
Oilsands Quest, Inc. (Canada) (NON)	3,790	1,963
OPTI Canada, Inc. (Canada) (NON)	4,918	3,972
Patterson-UTI Energy, Inc.	23,400	399,672
Peabody Energy Corp.	11,388	558,126
Petroleo Brasileiro SA ADR (Preference) (Brazil)	1,851	60,750
Petroleo Brasileiro SA ADR (Brazil) (S)	1,500	54,405
Petroleum Development Corp. (NON)	2,660	73,416
Petroquest Energy, Inc. (NON)	1,400	8,526
PNE Wind AG (Germany) (NON)	1,911	4,413
Ram Power Corp. (Canada) (NON)	1,367	3,033
Repsol YPF SA (Spain)	2,721	70,130
Rosetta Resources, Inc. (NON) (S)	1,915	44,983
Royal Dutch Shell PLC Class B (United Kingdom)	10,240	298,841
Saipem SpA (Italy)	4,891	196,011
Sasol, Ltd. ADR (South Africa)	907	40,625
Schlumberger, Ltd.	2,200	135,542
Solarfun Power Holdings Co., Ltd. ADR (China) (NON)	624	8,206
Stallion Oilfield Holdings, Ltd.	688	12,384
Statoil ASA (Norway)	15,959	333,328
Stone Energy Corp. (NON)	3,351	49,360
Suncor Energy, Inc. (Canada)	936	30,467
Sunoco, Inc.	12,100	441,650
Suzlon Energy, Ltd. (India) (NON)	8,827	10,293
Swift Energy Co. (NON)	1,168	32,797
T-3 Energy Services, Inc. (NON)	1,542	40,323
Technip SA (France)	939	75,557
TETRA Technologies, Inc. (NON)	2,082	21,236
Theolia SA (France) (NON)	1,894	3,229
Tidewater, Inc.	1,008	45,168
Total SA (France)	1,226	63,222
Trina Solar, Ltd. ADR (China) (NON)	380	11,468
Tullow Oil PLC (United Kingdom)	2,135	42,746
Unit Corp. (NON)	715	26,662
Vaalco Energy, Inc. (NON)	4,060	23,304
Valero Energy Corp.	28,700	502,537
W&T Offshore, Inc.	1,957	20,744
Walter Energy, Inc.	3,751	304,919
Yanzhou Coal Mining Co., Ltd. (China)	4,000	9,816
		10,684,808

Financials (7.3%)
3i Group PLC (United Kingdom)	10,878	48,978
ACE, Ltd.	917	53,415
AerCap Holdings NV (Netherlands) (NON)	10,719	126,806
Affiliated Managers Group (NON)	6,600	514,866
Agree Realty Corp. (R)	1,244	31,411
Allianz SE (Germany)	246	27,818
Allied World Assurance Company Holdings, Ltd.	6,908	390,924
American Capital Agency Corp. (R)	957	25,427
American Equity Investment Life Holding Co.	5,627	57,620
American Express Co.	15,900	668,277
American Financial Group, Inc.	944	28,868
American Safety Insurance Holdings, Ltd. (NON)	2,016	32,941
Annaly Capital Management, Inc. (R)	25,200	443,520
Anworth Mortgage Asset Corp. (R)	3,278	23,372
Arch Capital Group, Ltd. (NON)	968	81,118
Ashford Hospitality Trust, Inc. (NON)(R)	5,516	49,920
Aspen Insurance Holdings, Ltd.	1,280	38,758

Assicurazioni Generali SpA (Italy)	10,774	217,064
Assurant, Inc.	8,700	354,090
Assured Guaranty, Ltd. (Bermuda)	8,090	138,420
Australia & New Zealand Banking Group, Ltd. (Australia)	16,463	376,979
AXA SA (France)	7,783	136,155
Banca Monte dei Paschi di Siena SpA (Italy) (NON)	52,067	72,158
Banco Bradesco SA ADR (Brazil)	5,329	108,605
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	4,028	58,205
Banco Popolare SC (Italy)	19,709	118,021
Banco Santander Central Hispano SA (Spain)	7,363	93,575
Bank of America Corp.	32,504	426,127
Bank of Baroda (India)	1,598	31,028
Bank of the Ozarks, Inc.	1,393	51,666
Bankinter SA (Spain) (S)	1,804	12,542
Bar Harbor Bankshares	393	10,886
Barclays PLC (United Kingdom)	92,027	433,297
Barclays PLC ADR (United Kingdom)	3,805	71,724
Berkshire Hathaway, Inc. Class B (NON)	5,700	471,276
BNP Paribas SA (France)	6,548	465,972
Broadridge Financial Solutions, Inc.	16,700	381,929
Brookfield Properties Corp. (Canada) (R)	2,759	43,142
Calamos Asset Management, Inc. Class A	2,293	26,370
Cardtronics, Inc. (NON)	1,519	23,438
CBL & Associates Properties, Inc. (R)	3,153	41,178
Cheung Kong Holdings, Ltd. (Hong Kong)	4,000	60,628
China Construction Bank Corp. (China)	137,000	120,069
Chuo Mitsui Trust Holdings, Inc. (Japan)	34,000	112,939
Citigroup, Inc. (NON)	45,094	175,867
CNA Surety Corp. (NON)	1,528	27,382
CNO Financial Group, Inc. (NON)	4,208	23,312
CommonWealth REIT (R)	5,669	145,126
Credit Suisse Group (Switzerland)	4,630	198,115
Danske Bank A/S (Denmark) (NON)	11,649	281,228
DBS Group Holdings, Ltd. (Singapore)	26,500	283,709
Dexus Property Group (Australia)	22,059	18,238
Dollar Financial Corp. (NON)	1,055	22,018
Endurance Specialty Holdings, Ltd. (Bermuda)	6,800	270,640
Evercore Partners, Inc. Class A	644	18,425
Fifth Third Bancorp	16,800	202,104
Financial Institutions, Inc.	1,621	28,627
First Bancorp	1,324	18,033
First Financial Bancorp	1,842	30,725
First Industrial Realty Trust (NON)(R)	2,200	11,154
First Mercury Financial Corp.	1,303	13,134
Flagstone Reinsurance Holdings SA (Luxembourg)	2,953	31,331
Flushing Financial Corp.	2,835	32,773
Ageas (Belgium)	16,666	47,740
Glimcher Realty Trust (R)	4,595	28,259
Goldman Sachs Group, Inc. (The)	1,053	152,243
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	41,603	35,184
Governor & Co. of The Bank of Ireland (The) ADR
(Ireland) (NON)	714	2,428
Hang Lung Group, Ltd. (Hong Kong)	5,000	32,640
Hartford Financial Services Group, Inc. (The)	9,600	220,320
Host Marriott Corp. (R)	12,900	186,792
HSBC Holdings PLC (London Exchange) (United Kingdom)	20,784	210,677
Hudson City Bancorp, Inc.	35,000	429,100
Huntington Bancshares, Inc.	27,200	154,224
ING Groep NV (Netherlands) (NON)	12,324	127,928
International Bancshares Corp.	2,034	34,354
Irish Life & Permanent PLC (Ireland) (NON)	9,739	18,465
Japan Retail Fund Investment Corp. (Japan) (R)	28	39,453
JPMorgan Chase & Co.	13,543	515,582
Kinnevik Investment AB Class B (Sweden)	6,300	133,307
Lexington Realty Trust (R)	4,656	33,337
Liberty Property Trust (R)	4,820	153,758
Lloyds Banking Group PLC (United Kingdom) (NON)	215,067	250,517
LTC Properties, Inc. (R)	1,749	44,634
Maiden Holdings, Ltd. (Bermuda)	2,681	20,402
Merchants Bancshares, Inc.	749	18,680
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,700	21,925
Mizuho Financial Group, Inc. (Japan)	50,600	74,028
Nasdaq OMX Group, Inc. (The) (NON)	22,000	427,460
National Australia Bank, Ltd. (Australia)	1,015	24,871
National Bank of Canada (Canada)	1,008	63,685
National Bank of Greece SA (Greece) (NON)	1,063	10,396
National Bank of Greece SA (Rights) (Greece)	1,063	522
National Bank of Greece SA (Rights) (Greece) (NON)	1,063	1,000
National Health Investors, Inc. (R)	1,839	81,026
Nelnet, Inc. Class A	3,344	76,511
Ocwen Financial Corp. (NON)	4,491	45,539
Old Mutual PLC (United Kingdom)	26,900	58,677
Omega Healthcare Investors, Inc. (R)	1,317	29,567
Oppenheimer Holdings, Inc. Class A	941	26,301
ORIX Corp. (Japan)	950	72,683
Oversea-Chinese Banking Corp., Ltd. (Singapore)	11,000	74,022
Park National Corp.	235	15,049
Pico Holdings, Inc. (NON)	1,123	33,533
Ping An Insurance (Group) Co. of China, Ltd. (China)	8,000	81,662
Platinum Underwriters Holdings, Ltd. (Bermuda)	717	31,204
PNC Financial Services Group, Inc.	10,100	524,291
Protective Life Corp.	1,253	27,265
Prudential PLC (United Kingdom)	24,662	246,692
PS Business Parks, Inc. (R)	863	48,820
QBE Insurance Group, Ltd. (Australia)	716	11,950
RenaissanceRe Holdings, Ltd.	2,081	124,777
Renhe Commercial Holdings Co., Ltd. (China)	78,000	14,577

Republic Bancorp, Inc. Class A	574	12,129
Resolution, Ltd. (Guernsey)	1,431	5,510
Royal Bank of Canada (Canada)	665	34,677
Saul Centers, Inc. (R)	633	26,554
Sberbank OJSC (Russia) (NON)	16,332	45,811
SLM Corp. (NON)	40,800	471,240
Societe Generale (France)	1,406	81,029
Soho China, Ltd. (China)	34,500	24,500
Southside Bancshares, Inc.	1,398	26,408
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,700	78,743
Swiss Life Holding AG (Switzerland) (NON)	1,153	131,446
TCF Financial Corp. (S)	14,276	231,128
Tokio Marine Holdings, Inc. (Japan)	8,300	224,147
UniCredito Italiano SpA (Italy)	91,156	232,891
Universal Health Realty Income Trust (R)	408	14,039
Universal Insurance Holdings, Inc.	3,634	16,317
Uranium Participation Corp. (Canada) (NON)	905	5,733
Urstadt Biddle Properties, Inc. Class A (R)	1,304	23,576
Wells Fargo & Co.	14,785	371,547
Westpac Banking Corp. (Australia)	13,873	311,769
Wilshire Bancorp, Inc.	2,317	15,153
World Acceptance Corp. (NON)	1,194	52,727
Zurich Financial Services AG (Switzerland)	478	112,153
		16,620,747

Health care (5.3%)
Abbott Laboratories	3,700	193,288
Aetna, Inc.	12,222	386,337
Affymetrix, Inc. (NON)	525	2,394
AGA Medical Holdings, Inc. (NON)	819	11,433
Akorn, Inc. (NON)	3,653	14,758
Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical Chemical Products (Greece)	18,295	39,429
Alfresa Holdings Corp. (Japan)	1,500	64,036
Allergan, Inc.	7,800	518,934
Alliance Imaging, Inc. (NON)	3,047	13,955
Allscripts-Misys Healthcare Solutions, Inc. (NON)	4,198	77,537
AMAG Pharmaceuticals, Inc. (NON)	913	15,713
AmerisourceBergen Corp.	9,700	297,402
AmSurg Corp. (NON)	904	15,802
Amylin Pharmaceuticals, Inc. (NON)	896	18,682
Assisted Living Concepts, Inc. Class A (NON)	1,327	40,394
Astellas Pharma, Inc. (Japan)	3,200	115,697
AstraZeneca PLC (United Kingdom)	7,174	364,554
athenahealth, Inc. (NON)	957	31,600
Auxilium Pharmaceuticals, Inc. (NON)	559	13,852
Beckman Coulter, Inc.	61	2,976
Bio-Rad Laboratories, Inc. Class A (NON)	66	5,974
BioInvent International AB (Sweden) (NON)	850	3,617
BioMarin Pharmaceuticals, Inc. (NON)	838	18,729
Biotest AG (Preference) (Germany)	996	46,056
Brookdale Senior Living, Inc. (NON)	4,162	67,882
Bruker BioSciences Corp. (NON)	4,146	58,168
Caliper Life Sciences, Inc. (NON)	521	2,079
Cardinal Health, Inc.	10,500	346,920
Celera Corp.	616	4,152
Cephalon, Inc. (NON)	6,573	410,418
Cepheid, Inc. (NON)	262	4,902
Cerner Corp. (NON)	575	48,294
Charles River Laboratories International, Inc. (NON)	151	5,006
Coloplast A/S Class B (Denmark)	623	74,518
Compugen, Ltd. (Israel) (NON)	838	3,939
Computer Programs & Systems, Inc.	565	24,052
Continucare Corp. (NON)	4,071	17,098
Cooper Companies, Inc. (The)	879	40,627
Covidien PLC (Ireland)	1,539	61,852
Cubist Pharmaceuticals, Inc. (NON)	906	21,191
Emeritus Corp. (NON) (S)	2,615	44,612
Endo Pharmaceuticals Holdings, Inc. (NON)	2,375	78,945
Ensign Group, Inc. (The)	362	6,498
Enzo Biochem, Inc. (NON)	681	2,588
Enzon Pharmaceuticals, Inc. (NON)	2,590	29,138
Exelixis, Inc. (NON)	1,135	4,449
Forest Laboratories, Inc. (NON)	15,725	486,374
Miraca Holdings, Inc. (Japan)	1,600	56,697
Gen-Probe, Inc. (NON)	144	6,978
Genomic Health, Inc. (NON)	215	2,872
Gentiva Health Services, Inc. (NON)	1,647	35,987
Gilead Sciences, Inc. (NON)	16,800	598,248
GlaxoSmithKline PLC (United Kingdom)	16,844	332,081
Harvard Bioscience, Inc. (NON)	1,056	4,013
Health Management Associates, Inc. Class A (NON)	6,357	48,695
Health Net, Inc. (NON)	6,000	163,140
HealthSouth Corp. (NON)	1,881	36,115
HealthSpring, Inc. (NON)	1,743	45,039
Helicos BioSciences Corp. (NON) (S)	4,770	2,294
Hi-Tech Pharmacal Co., Inc. (NON)	1,709	34,590
Humana, Inc. (NON)	5,700	286,368
Illumina, Inc. (NON)	208	10,234
Impax Laboratories, Inc. (NON)	929	18,394
Ironwood Pharmaceuticals, Inc. (NON)	1,148	11,687
Johnson & Johnson	11,210	694,572
Kensey Nash Corp. (NON)	1,141	32,963
Kindred Healthcare, Inc. (NON)	2,825	36,782
Kinetic Concepts, Inc. (NON)	1,604	58,674
Laboratory Corp. of America Holdings (NON)	3,500	274,505
LHC Group, Inc. (NON)	575	13,334
Life Technologies Corp. (NON)	206	9,618

Lincare Holdings, Inc.	1,971	49,452
Luminex Corp. (NON)	235	3,760
Magellan Health Services, Inc. (NON)	1,043	49,271
Martek Biosciences Corp. (NON)	2,329	52,705
McKesson Corp.	739	45,655
Medco Health Solutions, Inc. (NON)	9,400	489,364
Medical Action Industries, Inc. (NON)	1,267	11,466
Mediceo Paltac Holdings Co., Ltd. (Japan)	4,000	50,893
Medicis Pharmaceutical Corp. Class A	2,289	67,869
MELA Sciences, Inc. (NON) (S)	2,223	14,494
Merck & Co., Inc.	10,318	379,806
Mettler-Toledo International, Inc. (NON)	71	8,835
Mitsubishi Tanabe Pharma (Japan)	6,000	97,853
Momenta Pharmaceuticals, Inc. (NON)	714	10,746
Nanosphere, Inc. (NON)	933	4,693
Nippon Shinyaku Co., Ltd. (Japan)	4,000	55,642
Novartis AG (Switzerland)	5,871	337,049
Obagi Medical Products, Inc. (NON)	2,135	22,418
OraSure Technologies, Inc. (NON)	5,610	22,721
Pall Corp.	721	30,022
Par Pharmaceutical Cos., Inc. (NON)	3,351	97,447
PerkinElmer, Inc.	285	6,595
Perrigo Co.	6,400	411,008
Pfizer, Inc.	29,923	513,778
Providence Service Corp. (The) (NON)	1,166	19,111
QIAGEN NV (Netherlands) (NON)	367	6,511
Quality Systems, Inc.	581	38,526
Questcor Pharmaceuticals, Inc. (NON)	2,742	27,201
Roche Holding AG (Switzerland)	658	89,963
Salix Pharmaceuticals, Ltd. (NON)	662	26,295
Sanofi-Aventis (France)	7,193	479,543
Sciclone Pharmaceuticals, Inc. (NON)	3,450	9,108
Sequenom, Inc. (NON)	661	4,634
Sinovac Biotech, Ltd. (China) (NON) (S)	2,996	11,624
Sirona Dental Systems, Inc. (NON)	501	18,056
Somaxon Pharmaceuticals, Inc. (NON) (S)	2,373	9,231
Steris Corp.	1,088	36,143
Sun Healthcare Group, Inc. (NON)	3,828	32,423
Suzuken Co., Ltd. (Japan)	2,300	76,207
Techne Corp.	102	6,296
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	2,425	127,919
Thermo Fisher Scientific, Inc. (NON)	131	6,272
UCB SA (Belgium)	1,722	59,697
United Therapeutics Corp. (NON)	573	32,094
UnitedHealth Group, Inc.	16,521	580,052
Valeant Pharmaceuticals International, Inc. (Canada)	3,315	83,041
Vanda Pharmaceuticals, Inc. (NON)	1,898	12,679
Viropharma, Inc. (NON)	3,597	53,631
Waters Corp. (NON)	6,689	473,447
West Pharmaceutical Services, Inc.	455	15,611
Young Innovations, Inc.	961	27,494
		12,167,082

Technology (8.4%)
A123 Systems, Inc. (NON) (S)	1,621	14,540
Accenture PLC Class A	15,500	658,595
Acxiom Corp. (NON)	2,776	44,027
Adobe Systems, Inc. (NON)	2,079	54,366
Advanced Battery Technologies, Inc. (NON) (S)	3,130	11,237
Advanced Micro Devices, Inc. (NON)	24,000	170,640
Agilent Technologies, Inc. (NON)	224	7,475
Akamai Technologies, Inc. (NON)	2,188	109,794
Altek Corp. (Taiwan)	14,282	21,212
Amdocs, Ltd. (United Kingdom) (NON)	7,118	204,002
Amkor Technologies, Inc. (NON)	2,384	15,663
Analog Devices, Inc.	17,400	546,012
Anixter International, Inc. (NON)	1,288	69,539
Apple, Inc. (NON)	4,572	1,297,305
Applied Materials, Inc.	50,500	589,840
ArcSight, Inc. (NON)	1,681	73,224
ARRIS Group, Inc. (NON)	2,326	22,725
Autonomy Corp. PLC (United Kingdom) (NON)	3,021	86,075
Badger Meter, Inc.	654	26,474
Black Box Corp.	1,127	36,132
Blue Coat Systems, Inc. (NON)	1,032	24,830
Brocade Communications Systems, Inc. (NON)	9,960	58,166
BYD Co., Ltd. (China)	5,500	44,198
CA, Inc.	26,400	557,568
CACI International, Inc. Class A (NON)	458	20,729
Cavium Networks, Inc. (NON)	2,523	72,561
Check Point Software Technologies, Ltd. (Israel) (NON)
(S)	1,401	51,739
Checkpoint Systems, Inc. (NON)	2,845	57,896
China BAK Battery, Inc. (China) (NON)	4,400	8,008
Cisco Systems, Inc. (NON)	28,501	624,172
Citrix Systems, Inc. (NON)	2,072	141,393
Compal Electronics, Inc. (Taiwan)	28,552	34,135
Computershare Ltd. (Australia)	12,138	114,440
Concur Technologies, Inc. (NON)	1,997	98,732
Convergys Corp. (NON)	2,794	29,197
CSG Systems International, Inc. (NON)	3,466	63,185
Cypress Semiconductor Corp. (NON)	25,560	321,545
DDi Corp.	1,484	13,712
Dell, Inc. (NON)	48,441	627,795
Elster Group SE ADR (Germany) (NON)	645	8,901
EMC Corp. (NON)	6,137	124,642
Emdeon, Inc. Class A (NON)	2,113	25,736
Ener1, Inc. (NON)	2,786	10,252

EnerSys (NON)	2,555	63,798
Entegris, Inc. (NON)	5,404	25,237
F-Secure OYJ (Finland)	2,443	7,564
F5 Networks, Inc. (NON)	1,888	195,993
Fair Isaac Corp. (S)	1,100	27,126
Fairchild Semiconductor Intl., Inc. (NON)	5,657	53,176
FEI Co. (NON)	9,199	180,024
Fortinet, Inc. (NON)	2,049	51,225
Fujitsu, Ltd. (Japan)	50,000	351,361
Garmin, Ltd.	635	19,272
Global Payments, Inc.	1,580	67,766
Google, Inc. Class A (NON)	1,224	643,567
Greatbatch, Inc. (NON)	555	12,870
GS Yuasa Corp. (Japan)	4,000	28,157
Harris Corp.	11,823	523,641
HealthStream, Inc. (NON)	3,717	19,774
Hewlett-Packard Co.	8,559	360,077
Hitachi, Ltd. (Japan) (NON)	56,000	245,113
IBM Corp.	5,772	774,256
Informatica Corp. (NON)	1,261	48,435
Infospace, Inc. (NON)	4,082	35,350
Integrated Silicon Solutions, Inc. (NON)	3,123	26,889
Intel Corp.	19,953	383,696
Intuit, Inc. (NON)	2,346	102,778
Ixia (NON)	2,304	28,570
Johnson Matthey PLC (United Kingdom)	5,077	140,586
Juniper Networks, Inc. (NON)	3,487	105,830
Jusung Engineering Co., Ltd. (South Korea) (NON)	877	16,536
Lawson Software, Inc. (NON)	2,891	24,487
LDK Solar Co., Ltd. ADR (China) (NON) (S)	1,710	17,579
Lexmark International, Inc. Class A (NON)	1,264	56,400
LivePerson, Inc. (NON)	3,771	31,676
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	2,671	105,104
Magma Design Automation, Inc. (NON)	6,528	24,154
Mantech International Corp. Class A (NON)	897	35,521
MedAssets, Inc. (NON)	1,125	23,670
MEMC Electronic Materials, Inc. (NON)	1,200	14,304
Microsoft Corp.	44,090	1,079,764
MicroStrategy, Inc. (NON)	619	53,612
Monotype Imaging Holdings, Inc. (NON)	2,151	19,682
Motech Industries, Inc. (Taiwan)	3,029	11,295
NCI, Inc. (NON)	541	10,236
NetApp, Inc. (NON)	2,161	107,596
Netgear, Inc. (NON)	752	20,312
NetSuite, Inc. (NON)	1,955	46,079
NVE Corp. (NON)	385	16,567
Omnicell, Inc. (NON)	2,168	28,357
ON Semiconductor Corp. (NON)	63,000	454,230
Oracle Corp.	11,482	308,292
Plantronics, Inc.	1,509	50,974
PMC - Sierra, Inc. (NON)	2,371	17,451
Polycom, Inc. (NON)	2,380	64,926
PV Crystalox Solar PLC (United Kingdom)	3,448	2,723
QLogic Corp. (NON)	24,496	432,109
Qualcomm, Inc.	3,239	146,144
Quantum Corp. (NON)	16,374	34,713
Quest Software, Inc. (NON)	6,147	151,155
Renesola, Ltd. ADR (China) (NON)	1,200	15,000
Roth & Rau AG (Germany) (NON)	233	5,562
Rubicon Technology, Inc. (NON)	697	15,815
Saft Groupe SA (France)	454	17,711
SAIC, Inc. (NON)	2,119	33,862
Salesforce.com, Inc. (NON)	1,206	134,831
SanDisk Corp. (NON)	13,300	487,445
Sanmina-SCI Corp. (NON)	1,737	20,983
SAP AG (Germany)	1,000	49,495
Seagate Technology (NON)	30,300	356,934
Shanda Games, Ltd. ADR (China) (NON)	4,400	23,584
Silicon Graphics International Corp. (NON)	1,505	11,679
Silicon Laboratories, Inc. (NON)	3,590	131,574
Simplo Technology Co., Ltd. (Taiwan)	2,200	12,535
Skyworks Solutions, Inc. (NON)	1,346	27,835
Smart Modular Technologies (WWH), Inc. (NON)	6,431	38,779
Solarworld AG (Germany)	637	7,994
Sourcefire, Inc. (NON)	1,618	46,663
STMicroelectronics NV (France)	24,936	191,022
Symantec Corp. (NON)	3,763	57,085
Synchronoss Technologies, Inc. (NON)	1,667	29,689
Syniverse Holdings, Inc. (NON)	1,185	26,864
Tech Data Corp. (NON)	1,908	76,892
TeleCommunication Systems, Inc. Class A (NON)	4,203	16,434
Teradata Corp. (NON)	15,700	605,392
Teradyne, Inc. (NON)	14,900	165,986
TIBCO Software, Inc. (NON)	7,609	134,984
Travelzoo, Inc. (NON)	480	12,365
Trend Micro, Inc. (Japan)	1,000	29,872
TTM Technologies, Inc. (NON)	5,551	54,344
Ultralife Batteries, Inc. (NON)	1,420	6,220
Ultratech, Inc. (NON)	1,242	21,238
Unisys Corp. (NON)	3,407	95,055
Valence Technology, Inc. (NON) (S)	5,600	6,440
Venture Corp., Ltd. (Singapore)	6,000	44,801
VeriFone Systems, Inc. (NON)	1,172	36,414
VeriSign, Inc. (NON)	1,505	47,769
VMware, Inc. Class A (NON)	7,082	601,545
Watts Water Technologies, Inc. Class A	1,177	40,077
Websense, Inc. (NON)	710	12,595
Western Digital Corp. (NON)	6,500	184,535

Woongjin Energy Co., Ltd. (South Korea) (NON)	1,380	22,148
Xyratex, Ltd. (United Kingdom) (NON)	4,672	69,332
Zix Corp. (NON)	1,880	5,339
		19,152,906

Transportation (0.6%)
Alaska Air Group, Inc. (NON)	963	49,142
CAI International, Inc. (NON)	3,614	54,824
Central Japan Railway Co. (Japan)	25	184,075
Ferrovial SA (Spain)	6,252	58,494
ComfortDelgro Corp., Ltd. (Singapore)	27,000	31,206
Deutsche Lufthansa AG (Germany) (NON)	1,405	25,844
Deutsche Post AG (Germany)	2,078	37,713
HUB Group, Inc. Class A (NON)	1,529	44,739
Qantas Airways, Ltd. (Australia) (NON)	16,658	44,942
Republic Airways Holdings, Inc. (NON)	5,776	47,825
SembCorp Marine, Ltd. (Singapore)	28,000	83,671
Singapore Airlines, Ltd. (Singapore)	4,000	49,637
TAL International Group, Inc.	1,474	35,700
TNT NV (Netherlands)	2,660	71,515
UAL Corp. (S) (NON)	18,890	446,371
US Airways Group, Inc. (NON)	1,590	14,708
Wabtec Corp.	1,474	70,442
		1,350,848

Utilities and power (2.0%)
Alliant Energy Corp.	3,681	133,804
Ameren Corp.	3,500	99,400
American States Water Co.	467	16,709
Aqua America, Inc.	1,309	26,704
Atco, Ltd. Class I (Canada)	714	37,517
Infigen Energy (Australia)	20,782	14,771
BKW FMB Energie AG (Switzerland)	242	15,964
California Water Service Group	423	15,630
Centrica PLC (United Kingdom)	18,955	96,367
CEZ AS (Czech Republic)	973	43,584
China Longyuan Power Group Corp. (China) (NON)	26,000	25,803
Chubu Electric Power, Inc. (Japan)	1,500	37,109
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil)	923	42,006
CMS Energy Corp.	7,000	126,140
Consolidated Water Co., Inc. (Cayman Islands)	553	5,242
DPL, Inc.	7,805	203,945
EDF (France)	701	30,254
EDF Energies Nouvelles SA (France)	314	12,040
Enel SpA (Italy)	60,114	320,614
Energias de Portugal (EDP) SA (Portugal)	73,297	251,352
Entergy Corp.	3,540	270,916
Exelon Corp.	14,335	610,384
FirstEnergy Corp.	12,632	486,837
Fortum OYJ (Finland)	1,824	47,745
GDF Suez (France)	2,484	88,977
Guangdong Investment, Ltd. (China)	156,000	81,430
Hokkaido Electric Power Co., Inc. (Japan)	800	15,944
Hokuriku Electric Power Co. (Japan)	1,000	22,856
Huaneng Power International, Inc. (China)	10,000	6,225
International Power PLC (United Kingdom)	14,827	90,409
Kansai Electric Power, Inc. (Japan)	1,300	31,600
Kyushu Electric Power Co., Inc. (Japan)	1,100	25,142
NextEra Energy, Inc.	770	41,880
NRG Energy, Inc. (NON)	7,500	156,150
Ormat Technologies, Inc.	256	7,468
Public Power Corp. SA (Greece)	3,564	55,567
Red Electrica Corp. SA (Spain)	3,292	154,898
Severn Trent PLC (United Kingdom)	1,692	34,860
Shikoku Electric Power Co., Inc. (Japan)	700	20,104
SJW Corp.	524	12,906
TECO Energy, Inc.	22,100	382,772
Terna SPA (Italy)	29,689	126,250
Toho Gas Co., Ltd. (Japan)	12,000	59,432
Tokyo Electric Power Co. (Japan)	400	9,766
Tokyo Gas Co., Ltd. (Japan)	15,000	68,174
TransAlta Corp. (Canada)	299	6,389
Veolia Environnement (France)	1,669	43,984
Westar Energy, Inc.	5,102	123,621
		4,637,641

Total common stocks (cost $102,849,780)		$111,390,440

CORPORATE BONDS AND NOTES (17.5%)(a)
	Principal amount	Value

Basic materials (1.6%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$30,572
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)	55,000	138
AMH Holdings, LLC sr. disc. unsec. notes 11 1/4s, 2014	20,000	20,900
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	110,000	141,122
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016	50,000	60,500
BHP Billiton Finance USA, Ltd. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2019 (Canada)	70,000	85,913
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016	24,000	23,160
Celanese US Holdings, LLC 144A company guaranty sr.

notes 6 5/8s, 2018 (Germany)	20,000	20,450
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018	10,000	10,450
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.292s, 2013 (Netherlands)	75,000	67,875
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019	60,000	63,375
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	75,000	94,702
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	45,000	50,179
E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	96,513
E.I. du Pont de Nemours & Co. sr. unsec. notes 5 7/8s,
2014	15,000	17,139
Ferro Corp. sr. unsec. notes 7 7/8s, 2018	30,000	31,125
FMG Resources August 2006 Pty. Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)	100,000	123,125
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	352,000	391,600
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	30,000	31,125
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015	15,000	15,600
Glencore Funding LLC 144A company guaranty sr. unsec.
unsub. notes 6s, 2014	380,000	394,206
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018	10,000	10,250
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014	34,000	35,360
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018	15,000	14,700
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020	25,000	25,875
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014	35,000	36,313
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021	20,000	20,700
International Paper Co. bonds 7.95s, 2018	80,000	97,020
Jefferson Smurfit escrow bonds 8 1/4s, 2012	10,000	363
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017	130,000	142,025
Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019	50,000	64,959
Lyondell Chemical Co. sr. notes 11s, 2018	105,000	116,156
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015	20,000	21,200
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014	60,000	67,800
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014	45,000	46,125
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	20,000	21,685
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014	45,000	40,725
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015	105,000	119,963
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015	60,000	61,050
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	22,000	30,701
Rio Tinto Finance USA LTD sr. unsec. notes 5 7/8s,
2013 (Australia)	72,000	80,312
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes company guaranty sr. unsec. notes 8.95s,
2014 (Australia)	25,000	30,866
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	100,000	111,481
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)	90,000	90,900
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017	50,000	54,625
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020	25,000	26,750
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012	30,000	32,063
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016	45,000	46,688
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020	20,000	20,750
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)	5,000	181
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	20,000	25,186
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	90,000	109,350
TPC Group, LLC 144A sr. notes 8 1/4s, 2017	20,000	20,250
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015	40,000	40,800
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015	25,000	25,938
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016	25,000	22,469
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.216s, 2014	35,000	31,150
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sub. notes Ser. B, 9 1/8s, 2014	25,000	25,063
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014	35,000	38,325
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	35,000	38,669
		3,614,555

Capital goods (0.8%)

ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		30,000	33,525
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		10,000	10,150
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017		100,000	110,375
Allison Transmission 144A company guaranty 11s, 2015		50,000	54,250
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		66,500	72,153
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		70,000	72,800
Berry Plastics Corp. company guaranty 8 7/8s, 2014		110,000	106,975
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		35,000	35,700
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		20,000	18,800
Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		125,000	139,468
Case New Holland, Inc. 144A sr. notes 7 7/8s, 2017
(Netherlands)		30,000	32,588
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		50,000	51,563
General Dynamics Corp. company guaranty sr. unsec.
unsub. notes 5 1/4s, 2014		40,000	45,277
Graham Packaging Co., Inc. 144A company guaranty sr.
notes 8 1/4s, 2018		5,000	5,075
John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		65,000	70,645
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		50,000	53,000
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		164,000	197,958
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		50,000	44,125
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	69,942
Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037		$50,000	51,774
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		40,000	18,000
Ryerson, Inc. company guaranty sr. sec. notes 12s, 2015		89,000	91,670
Tenneco, Inc. company guaranty sr. unsec. sub. notes
8 5/8s, 2014		35,000	35,875
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		20,000	20,925
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		20,000	20,500
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 10 1/2s, 2014		45,000	45,675
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		50,000	52,250
TransDigm, Inc. company guaranty sr. sub. notes
7 3/4s, 2014		50,000	50,563
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		45,000	45,506
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		107,000	125,468
			1,782,575

Communication services (2.2%)
Adelphia Communications Corp. escrow bonds zero %, 2010		55,000	760
American Tower Corp. sr. unsec. notes 7s, 2017		40,000	46,550
Angel Lux Common S.A.R.L. notes Ser. REGS, 8 1/4s,
2016 (Denmark)	EUR	85,000	122,746
Angel Lux Common S.A.R.L. 144A sr. bond 8 7/8s, 2016
(Denmark)		$75,000	79,688
Angel Lux Common Sarl 144A sr. notes FRN 6.399s, 2016
(Denmark)	EUR	80,163	109,090
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		$30,000	33,790
AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040		34,000	34,160
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		42,000	52,406
British Telecommunications PLC notes 8 3/8s, 2010
(United Kingdom)		94,000	95,484
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		80,000	88,000
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		15,000	16,144
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		25,000	26,438
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		177,895	211,250
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		20,000	20,750
CenturyTel, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012		105,000	114,966
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		75,000	79,125
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		20,000	20,000
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		50,000	48,750
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. sec. notes 12s, 2015		110,000	118,525
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		156,000	182,924
Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	94,131
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		40,000	41,400
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		110,000	118,800
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020		15,000	15,497
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		10,000	11,013
CSC Holdings, Inc. sr. notes 6 3/4s, 2012		1,000	1,046
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		143,000	200,236

Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		100,000	102,000
France Telecom notes 7 3/4s, 2011 (France)		84,000	86,465
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020		70,000	77,263
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		50,000	54,688
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		50,000	54,188
Intelsat Bermuda, Ltd. company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		205,000	219,606
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)		10,000	10,400
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		55,000	59,675
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		55,000	55,275
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		140,000	131,600
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		45,000	46,575
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		90,000	94,275
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		65,000	66,625
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		90,000	102,375
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		40,000	41,800
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		15,000	15,300
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		15,000	15,300
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		125,000	137,188
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		25,000	26,250
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)		93,000	107,135
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		5,000	5,500
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		75,000	80,625
Sprint Capital Corp. company guaranty 6 7/8s, 2028		215,000	196,725
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		90,000	97,650
TCI Communications, Inc. company guaranty 7 7/8s, 2026		36,000	44,602
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014		120,000	142,996
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039		25,000	28,849
Valor Telecommunications Enterprises LLC/Finance Corp.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2015		3,000	3,105
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018		162,000	220,029
Verizon New England, Inc. sr. notes 6 1/2s, 2011		82,000	86,217
Verizon New Jersey, Inc. debs. 8s, 2022		45,000	56,279
Verizon Pennsylvania, Inc. debs. 8.35s, 2030		50,000	60,711
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013		30,000	32,232
Cellco Partnership/Verizon Wireless Capital LLC sr.
unsec. unsub. notes 5.55s, 2014		82,000	92,730
Virgin Media Secured Finance PLC company guaranty sr.
notes 7s, 2018 (United Kingdom)	GBP	65,000	108,280
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		$100,000	112,063
Windstream Corp. company guaranty 8 5/8s, 2016		60,000	63,450
Windstream Corp. company guaranty 8 1/8s, 2013		5,000	5,425
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		40,000	41,700
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		15,000	15,525
			4,982,345

Consumer cyclicals (3.0%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		10,000	11,125
Affinion Group Holdings, Inc. 144A company guaranty
sr. notes 11 5/8s, 2015		50,000	50,250
Affinion Group, Inc. company guaranty 11 1/2s, 2015		35,000	36,969
AMC Entertainment, Inc. company guaranty 11s, 2016		60,000	64,050
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		20,000	20,175
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		100,000	94,625
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		45,000	43,875
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)		36,474	23,708
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)		3,020	3,080
Ameristar Casinos, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		55,000	58,713
Aramark Corp. company guaranty 8 1/2s, 2015		45,000	46,800
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		15,000	15,375
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018		25,000	23,375
Belo Corp. sr. unsec. unsub. notes 8s, 2016		10,000	10,675
Bon-Ton Stores, Inc. (The) company guaranty 10 1/4s,
2014		60,000	59,100
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		40,000	40,400
Building Materials Corp. 144A sr. notes 7s, 2020		15,000	15,375
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		20,000	19,650
Burlington Coat Factory Warehouse Corp. company

guaranty sr. unsec. notes 11 1/8s, 2014	55,000	57,475
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018	5,000	5,250
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	65,000	64,594
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	35,000	34,606
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	50,000	51,125
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	65,000	65,401
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	25,000	26,625
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	40,000	31,200
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	115,000	122,763
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	30,000	32,250
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	95,000	102,125
Daimler Finance North America, LLC company guaranty
6 1/2s, 2013 (Germany)	5,000	5,719
Daimler AG company guaranty unsec. unsub. notes Ser.
MTN, 5 3/4s, 2011 (Germany)	117,000	122,166
Dana Corp. escrow sr. notes 5.85s, 2015 (acquired
4/24/08, cost $25) (In default) (F)(NON)(RES)	55,000	--
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 7 5/8s, 2016	25,000	27,875
DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	40,000	45,399
DISH DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,225
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019	85,000	91,481
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	10,000	11,025
DISH DBS Corp. sr. notes 6 3/8s, 2011	35,000	36,225
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016	45,000	47,475
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	80,000	86,900
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020	100,000	116,000
Goodman Global Group, Inc. sr. unsec. disc. notes zero
%, 2014	130,000	83,200
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016	30,000	33,000
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	85,000	96,263
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015	50,000	49,938
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014	115,000	110,688
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017	210,000	229,950
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016	110,000	125,244
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017	15,000	17,513
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	51,000	46,155
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017	115,000	119,025
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018	15,000	15,750
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018	10,000	10,600
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020	80,000	85,500
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	163,000	175,633
Lennar Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2018	60,000	55,650
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	65,000	68,738
Liberty Media Corp. debs. 8 1/4s, 2030	50,000	48,250
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	20,000	21,600
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012	85,000	84,788
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	310,000	318,525
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	40,000	6,000
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017	45,000	47,869
Meritage Homes Corp. company guaranty 6 1/4s, 2015	62,000	60,915
Meritage Homes Corp. company guaranty sr. unsec.
unsub. notes 7.15s, 2020	5,000	4,725
MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015	20,000	16,750
MGM Resorts International sr. notes 10 3/8s, 2014	5,000	5,563
MGM Resorts International sr. notes 6 3/4s, 2012	95,000	89,775
MGM Resorts International 144A sr. notes 9s, 2020	10,000	10,525
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	30,000	32,588
Michaels Stores, Inc. company guaranty 10s, 2014	50,000	52,688
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014	60,000	60,900
Navistar International Corp. sr. notes 8 1/4s, 2021	65,000	69,469
NBTY, Inc. 144A company guaranty sr. notes 9s, 2018	5,000	5,250
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	137,490	142,818

News America Holdings, Inc. company guaranty 7 3/4s,
2024		50,000	62,613
News America Holdings, Inc. debs. 7 3/4s, 2045		100,000	125,235
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014		10,000	10,513
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)		120,000	120,150
Omnicom Group, Inc. sr. notes 5.9s, 2016		30,000	34,592
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		115,000	136,563
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		25,000	26,563
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		25,000	26,000
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		5,000	5,306
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 8 3/4s, 2020		5,000	4,925
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		70,000	67,725
QVC Inc. 144A sr. notes 7 3/8s, 2020		25,000	25,875
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)		5,605	4,820
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014		155,000	131,750
Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018		15,000	15,731
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		55,000	56,100
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		15,000	15,113
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		54,000	61,155
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		30,000	30,225
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		20,000	20,150
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		60,000	65,400
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		10,000	9,575
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 6 1/4s, 2014		20,000	19,275
Staples, Inc. sr. unsec. notes 9 3/4s, 2014		70,000	86,677
Nortek, Inc. company guaranty sr. notes 11s, 2013		90,155	95,790
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021		65,000	68,986
Time Warner, Inc. company guaranty sr. unsec. notes
3.15s, 2015		85,000	88,105
Time Warner, Inc. debs. 9.15s, 2023		40,000	54,606
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		120,000	135,600
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		10,000	10,300
Travelport LLC company guaranty 11 7/8s, 2016		10,000	10,700
Travelport LLC company guaranty 9 7/8s, 2014		45,000	46,294
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		20,000	19,900
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2014	EUR	50,000	68,648
Univision Communications, Inc. 144A company guaranty
sr. unsec. unsub. notes 9 3/4s, 2015 (PIK)		$129,701	124,189
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		65,000	63,456
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		90,000	92,813
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)		41,232	12,782
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030		55,000	66,204
Visteon Corp. sr. unsec. unsub. notes 7s, 2014
(In default) (NON)		20,000	20,400
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037		142,000	177,212
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016		70,000	74,900
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A
company guaranty 1st mtge. notes 7 3/4s, 2020		25,000	26,375
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		110,000	126,500
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		75,000	77,438
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		72,000	78,120
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		30,000	--
			6,929,418

Consumer staples (1.6%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018		5,000	6,768
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019		5,000	6,702
Anheuser-Busch InBev Worldwide, Inc. company guaranty
unsec. unsub. notes 5 3/8s, 2020 (Belgium)		60,000	67,727
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019		55,000	71,347
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 9 5/8s, 2018		10,000	10,575
Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		30,000	29,475

Avis Budget Car Rental, LLC company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		90,000	91,350
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	73,186
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		55,000	56,169
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		40,000	40,200
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		5,000	5,150
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		65,000	66,625
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)(PIK)		30,200	28,388
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		60,000	63,825
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037		38,000	35,150
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032		79,128	92,846
Dean Foods Co. company guaranty 7s, 2016		30,000	29,438
Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)		50,000	56,495
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		65,000	76,713
Diageo Investment Corp. company guaranty 8s, 2022
(Canada)		40,000	52,922
Dole Food Co. 144A sr. sec. notes 8s, 2016		60,000	62,775
Dole Food Co., sr. notes 13 7/8s, 2014		13,000	15,860
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		75,000	75,469
Games Merger Corp. 144A sr. notes 11s, 2018		65,000	70,200
General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	29,227
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		5,000	3,850
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	84,066
Hertz Corp. company guaranty 8 7/8s, 2014		130,000	133,413
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		15,000	15,000
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	50,000	71,501
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		$40,000	42,800
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014		55,000	63,525
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		145,000	169,581
Kroger Co. company guaranty 6.4s, 2017		137,000	163,774
Libbey Glass, Inc. 144A sr. notes 10s, 2015		20,000	21,500
McDonald's Corp. sr. unsec. bond 6.3s, 2037		51,000	63,160
McDonald's Corp. sr. unsec. notes 5.7s, 2039		59,000	67,977
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		20,000	21,400
PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		58,000	77,272
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. sr. notes 9 1/4s, 2015		75,000	78,000
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		30,000	31,050
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		40,000	40,900
Revlon Consumer Products Corp. company guaranty sr.
notes 9 3/4s, 2015		90,000	94,500
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		40,000	36,850
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		108,000	90,720
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		15,000	15,225
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		30,000	30,900
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017		20,000	22,250
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		85,000	97,750
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)		28,573	31,787
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		25,000	26,813
SUPERVALU, Inc. sr. unsec. notes 7 1/2s, 2014		40,000	40,200
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		45,000	54,169
Universal Corp. notes Ser. MTNC, 5.2s, 2013		460,000	487,104
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016		85,000	90,419
West Corp. company guaranty 9 1/2s, 2014		70,000	73,238
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		5,000	5,100
			3,560,376

Energy (1.4%)
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		40,000	42,250
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		54,000	54,608
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015		20,000	17,250
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		20,000	20,600
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		75,000	72,938
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		35,000	35,525
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013		45,000	49,050
Complete Production Services, Inc. company guaranty
8s, 2016		65,000	66,950
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)		95,000	82,650
Comstock Resources, Inc. sr. notes 6 7/8s, 2012		40,000	40,051
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		60,000	60,900
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		90,000	98,325

CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017	50,000	54,125
Crosstex Energy/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	55,000	57,613
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	55,000	59,950
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	50,000	51,875
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	100,000	99,125
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014	110,000	111,925
Forest Oil Corp. sr. notes 8s, 2011	65,000	68,738
Gaz Capital SA 144A sr. unsec. 6.51s, 2022 (Russia)	100,000	106,380
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	110,000	111,375
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	25,000	20,750
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	9,575
Inergy LP/Inergy Finance Corp. company guaranty sr.
unsec. notes 8 3/4s, 2015	20,000	21,575
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	95,000	96,900
International Coal Group, Inc. sr. notes 9 1/8s, 2018	45,000	47,700
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014	70,000	73,850
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	105,000	107,625
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	16,067
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	31,200
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	55,000	56,238
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	35,000	43,005
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	25,000	26,250
Bristow Group, Inc. company guaranty 6 1/8s, 2013	35,000	35,438
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	30,400
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	100,000	75,250
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	10,000	10,150
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	5,000	5,063
Peabody Energy Corp. company guaranty 7 3/8s, 2016	65,000	70,850
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,381
Peabody Energy Corp. sr. notes 5 7/8s, 2016	50,000	50,625
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	60,000	66,600
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	5,244
Plains Exploration & Production Co. company guaranty
7s, 2017	100,000	102,500
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	10,000	9,875
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	70,350
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	20,000	20,800
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	45,000	46,350
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	91,250
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	120,000	117,000
Shell International Finance BV company guaranty sr.
unsec. notes 3.1s, 2015 (Netherlands)	95,000	99,972
Trico Shipping AS 144A sr. notes 13 7/8s, 2014 (Norway)	30,000	26,775
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	15,722
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	25,000	28,021
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	35,000	47,444
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	20,000	21,900
Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	63,300
Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,570
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	11,000	13,356
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	10,000	10,000
XTO Energy, Inc. sr. unsec. notes 5 1/2s, 2018	56,000	66,968
		3,124,092

Financials (3.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	15,000	16,523
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	21,300
American Express Co. sr. unsec. notes 8 1/8s, 2019	160,000	206,625
American General Finance Corp. sr. unsec. notes Ser.
MTNI, Class I, 4 7/8s, 2012	210,000	198,450
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	50,000	50,000
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	214,000	220,955
Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)	65,000	67,075
Bank of New York Mellon Corp. (The) sr. unsec. notes
4.3s, 2014	90,000	98,817
Bank of New York Mellon Corp. (The) sr. unsec. notes
2.95s, 2015	20,000	21,045
BankAmerica Capital III bank guaranteed jr. unsec. FRN

1.096s, 2027	43,000	30,410
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	22,000	26,799
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.176s, 2012	37,500	36,839
Capital One Capital III company guaranty 7.686s, 2036	31,000	31,465
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	30,000	29,288
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	65,000	70,363
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	45,000	52,088
CIT Group, Inc. sr. bonds 7s, 2017	190,000	185,963
CIT Group, Inc. sr. bonds 7s, 2016	105,000	103,425
CIT Group, Inc. sr. bonds 7s, 2015	70,000	69,475
CIT Group, Inc. sr. bonds 7s, 2014	20,000	19,950
CIT Group, Inc. sr. bonds 7s, 2013	50,000	50,250
Citigroup, Inc. sr. notes 6 1/2s, 2013	195,000	215,450
Citigroup, Inc. sub. notes 5s, 2014	135,000	140,216
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	319,000	329,662
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	130,000	137,544
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, 2049 (United Kingdom)	34,000	32,321
Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013
(United Kingdom)	5,000	5,122
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	125,000	133,669
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, 2049	55,000	47,575
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	57,000	62,616
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	65,000	74,100
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.291s, 2028	29,000	20,831
OneBeacon US Holdings, Inc. notes 5 7/8s, 2013	91,000	95,560
GATX Financial Corp. notes 5.8s, 2016	25,000	27,324
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	135,000	134,325
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.604s, 2016	65,000	59,517
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.596s, 2012	10,000	9,864
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	392,000	447,885
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8s, 2020	25,000	27,313
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012	25,000	26,094
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012	37,000	38,295
Ally Financial, Inc. company guaranty sr. unsec. notes
Ser. 8, 6 3/4s, 2014	85,000	88,559
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014	9,000	8,047
Ally Financial, Inc. sr. unsec. unsub. notes 6 3/4s,
2014	110,000	113,503
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8.3s, 2015	25,000	27,250
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	202,623
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	194,000	202,975
Health Care Property Investors, Inc. sr. unsec. notes
6s, 2017	28,000	29,888
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	60,000	61,712
HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	93,375
HSBC Finance Corp. notes 5s, 2015	200,000	217,810
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	35,000	33,950
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	4,938
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	95,000	95,475
JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	308,334
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	119,000	122,055
KB Home company guaranty 6 3/8s, 2011	49,000	49,796
Lehman Brothers E-Capital Trust I FRN 3.589s, 2065
(In default) (NON)	285,000	29
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	15,000	16,125
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	54,000	54,135
Liberty Mutual Insurance 144A notes 7.697s, 2097	100,000	91,199
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	110,000	116,155
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	64,802
Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	70,000	76,601
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	318,000	356,699
MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	65,657
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	182,000	187,456
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)	40,000	42,600
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	25,000	26,694
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	31,156
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	48,096
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	50,000	49,688
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	25,000	24,844

OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	90,000	84,352
Pinafore LLC/Pinafore, Inc. 144A company guaranty sr.
notes 9s, 2018	25,000	26,250
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	85,000	84,363
Provident Funding Associates 144A sr. notes 10 1/4s,
2017	25,000	25,750
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	30,000	33,247
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	50,000	50,375
Royal Bank of Scotland PLC (The) bank guaranty sr.
unsec. unsub. notes 3.95s, 2015 (United Kingdom)	105,000	106,147
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	41,000	47,578
Simon Property Group LP sr. unsec. unsub. notes
5 1/4s, 2016 (R)	22,000	24,593
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)	40,000	40,549
SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	39,693
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	120,000	117,598
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.292s, 2037	75,000	53,902
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.251s, 2014	5,000	4,256
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	70,000	72,443
VTB Capital SA 144A sr. unsec. notes 6 7/8s, 2018
(Russia)	192,000	202,330
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,832
Wachovia Corp. sr. unsec. notes Ser. MTN, 5 1/2s, 2013	275,000	302,279
Wachovia Corp. sr. unsec. notes FRN Ser. MTNE, 0.447s,
2012	95,000	94,701
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	80,000	86,146
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	60,000	59,081
Willis Group North America, Inc. company guaranty
6.2s, 2017	10,000	10,656
		8,173,735

Health care (0.9%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	108,146
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	44,261
Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	126,295
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	71,000	88,833
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	60,000	66,225
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017	60,000	64,200
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. unsub. notes 8 7/8s, 2015	60,000	63,750
DaVita, Inc. company guaranty 6 5/8s, 2013	54,000	54,878
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015	15,000	15,572
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	38,000	41,230
HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	45,465
HCA, Inc. sr. sec. notes 9 1/8s, 2014	210,000	221,288
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	55,000	55,550
HealthSouth Corp. company guaranty 10 3/4s, 2016	40,000	43,850
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	85,000	86,913
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	35,000	36,575
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	10,100
Omnicare, Inc. sr. sub. notes 6 1/8s, 2013	50,000	50,125
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	45,000	46,238
Select Medical Corp. company guaranty 7 5/8s, 2015	58,000	56,623
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	105,000	108,281
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	60,150
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	5,000	5,300
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	15,319
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	16,477	16,724
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	35,000	38,500
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	6,000	6,855
Tenet Healthcare Corp. sr. notes 9s, 2015	130,000	141,375
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020	40,000	39,900
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC company guaranty sr. unsec. unsub.
notes 3s, 2015 (Netherland Antilles)	50,000	52,306
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	20,000	20,450
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)	121,000	114,950
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	5,000	5,113
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	5,000	5,100
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	110,000	117,644

Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	40,000	41,599
WellPoint, Inc. notes 7s, 2019	35,000	42,573
		2,158,256

Technology (0.8%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,
2017	5,000	5,275
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020	15,000	15,488
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	75,000	71,063
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	36,900
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	215,000	246,860
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	81,227
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020	25,000	26,938
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017	25,000	26,688
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	278,978	225,623
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	6,011	6,011
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	88,000	87,890
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	20,000	18,200
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	25,000	26,563
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	50,000	52,000
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	40,447
Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	23,615
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	95,000	99,988
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)	29,000	24,940
Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	21,825
Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	94,316
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	75,000	77,625
Oracle Corp. sr. unsec. notes 5s, 2011	84,000	85,043
Oracle Corp. 144A notes 3 7/8s, 2020	65,000	68,283
Oracle Corp. 144A sr. notes 5 3/8s, 2040	35,000	37,656
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	22,000	23,155
SunGard Data Systems, Inc. company guaranty 9 1/8s,
2013	112,000	114,380
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	95,000	113,288
Xerox Capital Trust I company guaranty 8s, 2027	30,000	30,524
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	65,037
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	23,436
		1,870,284

Transportation (0.1%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	10,000	10,213
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	60,000	70,254
Burlington Northern Santa Fe, LLC debs. 5 3/4s, 2040	35,000	38,521
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	84,221	82,537
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017	56,000	61,390
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	17,377	17,377
		280,292

Utilities and power (1.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	113,048
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	91,800
AES Corp. (The) 144A sec. notes 8 3/4s, 2013	26,000	26,379
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	26,405
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	6,487
Beaver Valley II Funding sr. bonds 9s, 2017	23,000	25,437
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	116,000	130,999
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	37,282	40,351
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020	40,000	40,900
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017	95,000	96,663
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	10,000	10,521
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	17,821
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	109,281
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	45,000	50,438
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	165,000	155,925
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	25,000	29,588
Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	99,212
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	90,000	61,650
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016	40,000	37,000
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	11,738
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	9,325
Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	42,450

El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	36,343
El Paso Corp. sr. unsec. notes 7s, 2017	120,000	127,424
Electricite de France 144A notes 6 1/2s, 2019 (France)	60,000	73,278
Energy Future Holdings Corp. company guaranty sr.
unsec. notes zero %, 2017 (PIK)	11,000	5,253
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020	15,000	14,891
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020	24,000	23,818
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019	66,000	63,855
Energy Transfer Partners LP sr. unsec. unsub. notes
5.65s, 2012	60,000	63,834
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	21,000	21,033
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	3,000	3,144
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018	10,000	9,625
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020	70,000	66,850
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	35,000	37,625
ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	84,514
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	39,704
Kansas Gas & Electric bonds 5.647s, 2021	16,650	17,324
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	69,000	78,939
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	130,000	154,802
Mirant North America, LLC company guaranty 7 3/8s, 2013	170,000	175,100
National Fuel Gas Co. notes 5 1/4s, 2013	114,000	120,728
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	49,670
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	85,000	85,588
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,450
NRG Energy, Inc. sr. notes 7 3/8s, 2016	190,000	195,463
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	124,702
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	82,554
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	24,060	24,061
PSEG Power, LLC company guaranty sr. unsec. notes
5.32s, 2016	37,000	41,412
Public Service Electric & Gas Co. sr. notes Ser. MTN,
5 1/2s, 2040	25,000	28,438
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	98,000	91,441
NV Energy, Inc. sr. unsec. notes 8 5/8s, 2014	30,000	30,863
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	40,000	41,172
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	57,047
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	5,000	5,829
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes zero %, 2016 (United
Kingdom) (PIK)	68,656	39,820
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015
(United Kingdom)	45,000	29,475
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	30,000	33,298
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	30,000	28,050
Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	58,855
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	27,500
		3,547,190

Total corporate bonds and notes (cost $37,580,016)		$40,023,118

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (14.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (1.9%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from May 20, 2037 to
November 20, 2039	$2,932,930	$3,220,893
5 1/2s, TBA, October 1, 2040	1,000,000	1,075,078
		4,295,971

U.S. Government Agency Mortgage Obligations (12.3%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates 4s, TBA, October 1, 2040	3,000,000	3,078,164
Federal National Mortgage Association Pass-Through
Certificates
5 1/2s, TBA, October 1, 2040	7,000,000	7,440,234
5s, TBA, October 1, 2040	1,000,000	1,052,813
4 1/2s, TBA, October 1, 2040	16,000,000	16,665,000
		28,236,211
Total U.S. government and agency mortgage obligations (cost $32,484,306)		$32,532,182

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013 (SEGSF)	$20,000	$22,230

Total U.S. treasury obligations (cost $20,045)		$22,230

MORTGAGE-BACKED SECURITIES (6.0%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	$98,000	$103,703
Ser. 07-2, Class A2, 5.634s, 2049	133,000	137,633

Ser. 07-5, Class XW, IO, 0.598s, 2051	2,847,213	58,543
Ser. 07-1, Class XW, IO, 0.46s, 2049	1,652,256	22,623
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.963s, 2035	739,418	5,820
Ser. 04-4, Class XC, IO, 0.281s, 2042	1,497,036	23,828
Ser. 04-5, Class XC, IO, 0.242s, 2041	2,193,191	30,506
Ser. 06-5, Class XC, IO, 0.176s, 2016	6,035,170	98,360
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class J, 1.307s, 2022	102,000	61,200
Bayview Commercial Asset Trust 144A
Ser. 05-3A, IO, 2.87s, 2035	289,204	13,766
FRB Ser. 05-1A, Class A1, 0.556s, 2035	38,443	30,478
Bear Stearns Alt-A Trust FRB Ser. 05-7, Class 23A1,
5.562s, 2035	162,758	120,529
Bear Stearns Commercial Mortgage Securities, Inc.
Ser. 07-PW15, Class A4, 5.331s, 2044	104,000	107,013
Ser. 04-PR3I, Class X1, IO, 0.36s, 2041	543,349	9,466
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.876s, 2038	1,767,927	53,038
Ser. 06-PW14, Class X1, IO, 0.163s, 2038	1,642,199	27,096
Ser. 07-PW18, Class X1, IO, 0.136s, 2050	699,524	5,282
Ser. 07-PW15, Class X1, IO, 0.129s, 2044	11,415,378	87,442
Ser. 05-PW10, Class X1, IO, 0.093s, 2040	5,591,966	11,352
Citigroup Commercial Mortgage Trust FRB Ser. 07-C6,
Class A3, 5.887s, 2049	160,000	170,224
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.135s, 2049	7,239,355	96,066
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.806s, 2036	255,545	146,361
FRB Ser. 07-6, Class 1A3A, 5.453s, 2046	680,189	374,104
FRB Ser. 06-AR7, Class 2A2A, 5.407s, 2036	229,269	135,269
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.556s, 2049	1,699,727	28,674
Ser. 06-CD2, Class X, IO, 0.119s, 2046	3,472,800	10,935
Ser. 07-CD4, Class XC, IO, 0.118s, 2049	5,684,885	47,071
CNL Funding 144A Ser. 99-1, Class A2, 7.645s, 2014	70,643	68,559
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	64,697	67,956
Ser. 98-C2, Class F, 5.44s, 2030	435,000	450,018
Commercial Mortgage Pass-Through Certificates FRB Ser.
07-C9, Class A2, 5.811s, 2049	68,000	70,991
Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.245s, 2043	6,368,410	60,227
Ser. 06-C8, Class XS, IO, 0.181s, 2046	7,325,387	80,254
Ser. 05-C6, Class XC, IO, 0.094s, 2044	5,271,032	29,723
Countrywide Alternative Loan Trust
Ser. 06-J8, Class A4, 6s, 2037	199,767	117,862
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	82,141	78,034
Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.512s, 2035	471,972	363,419
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.422s, 2041	59,000	61,489
FRB Ser. 07-C3, Class A2, 5.91s, 2039	175,000	181,270
Ser. 07-C2, Class A2, 5.448s, 2049	223,000	229,173
Ser. 06-C5, Class AX, IO, 0.174s, 2039 (F)	3,345,165	49,565
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.273s, 2049 (F)	7,926,371	51,617
Ser. 06-C4, Class AX, IO, 0.155s, 2039	4,565,473	62,997
Ser. 07-C1, Class AX, IO, 0.124s, 2040 (F)	6,141,159	46,403
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.628s, 2035	1,289,453	25,378
FRB Ser. 04-TF2A, Class J, 1.207s, 2016	50,000	47,750
FRB Ser. 05-TF2A, Class J, 1.157s, 2020	17,613	15,852
FRB Ser. 04-TF2A, Class H, 0.957s, 2019	50,000	49,000
Ser. 01-CK1, Class AY, IO, 0.838s, 2035	803,469	64
Ser. 04-C4, Class AX, IO, 0.436s, 2039	631,208	14,412
Ser. 05-C1, Class AX, IO, 0.196s, 2038	6,806,363	67,892
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032	50,912	50,902
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	129,337
Federal National Mortgage Association
IFB Ser. 10-100, Class QS, IO, 6.394s, 2040	134,997	22,590
IFB Ser. 06-49, Class SE, 27.975s, 2036	92,072	146,108
IFB Ser. 05-25, Class PS, 27.033s, 2035	57,353	90,228
IFB Ser. 06-115, Class ES, 25.535s, 2036	78,675	119,536
IFB Ser. 06-8, Class HP, 23.627s, 2036	78,719	121,687
IFB Ser. 05-99, Class SA, 23.627s, 2035	51,309	75,514
IFB Ser. 05-74, Class DM, 23.444s, 2035	52,829	78,356
IFB Ser. 05-45, Class DC, 23.37s, 2035 (F)	51,668	75,686
IFB Ser. 05-48, Class SM, IO, 6.544s, 2034	108,089	15,501
IFB Ser. 07-58, Class SP, IO, 6.494s, 2037	142,016	25,366
IFB Ser. 07-24, Class SD, IO, 6.494s, 2037	94,398	14,192
IFB Ser. 06-3, Class SB, IO, 6.444s, 2035	279,511	49,515
IFB Ser. 06-103, Class SB, IO, 6.344s, 2036 (F)	110,108	14,497
IFB Ser. 05-122, Class SW, IO, 6.344s, 2035	119,459	16,649
IFB Ser. 06-86, Class SB, IO, 6.294s, 2036	344,104	53,205
IFB Ser. 07-89, Class SA, IO, 6.174s, 2037 (F)	367,433	49,922
IFB Ser. 07-44, Class SB, IO, 6.174s, 2037	446,189	67,923
Ser. 06-26, Class NB, 1s, 2036	20,169	20,015
Ser. 06-46, Class OC, PO, zero %, 2036	61,282	54,869
FRB Ser. 06-115, Class SN, zero %, 2036 (F)	59,859	50,022
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.827s, 2033	662,655	618
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	142,301
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	44,008
Freddie Mac
IFB Ser. 3408, Class EK, 24.758s, 2037	65,535	96,474

IFB Ser. 2976, Class KL, 23.44s, 2035	84,572	130,108
IFB Ser. 3065, Class DC, 19.088s, 2035	79,842	113,796
IFB Ser. 2990, Class LB, 16.288s, 2034	87,744	115,873
IFB Ser. 3269, Class KS, IO, 6.993s, 2037	1,595,462	185,313
IFB Ser. 3156, Class PS, IO, 6.993s, 2036	194,974	34,140
IFB Ser. 3287, Class SE, IO, 6.443s, 2037	302,105	45,421
IFB Ser. 3031, Class BI, IO, 6.433s, 2035	67,220	12,088
IFB Ser. 3240, Class SM, IO, 6.393s, 2036	126,407	18,463
IFB Ser. 3147, Class SD, IO, 6.393s, 2036	334,176	46,315
IFB Ser. 3065, Class DI, IO, 6.363s, 2035	56,403	9,270
IFB Ser. 3114, Class GI, IO, 6.343s, 2036	72,463	12,494
IFB Ser. 3346, Class SC, IO, 6.293s, 2033	703,295	100,023
IFB Ser. 3171, Class PS, IO, 6.228s, 2036	154,665	20,913
IFB Ser. 3171, Class ST, IO, 6.228s, 2036 (F)	277,714	43,590
IFB Ser. 3309, Class SG, IO, 5.813s, 2037 (F)	348,748	44,755
Ser. 3327, Class IF, IO, zero %, 2037	24,482	261
Ser. 3289, Class SI, IO, zero %, 2037	14,592	293
Ser. 3124, Class DO, PO, zero %, 2036	32,872	30,453
FRB Ser. 3304, Class UF, zero %, 2037	100,000	98,065
FRB Ser. 3326, Class YF, zero %, 2037 (F)	4,863	4,730
FRB Ser. 3147, Class SF, zero %, 2036	63,748	55,051
FRB Ser. 3047, Class BD, zero %, 2035	16,165	15,853
FRB Ser. 3003, Class XF, zero %, 2035 (F)	32,475	31,846
FRB Ser. 2958, Class FB, zero %, 2035	2,173	2,172
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.159s, 2043	3,416,000	27,543
Ser. 05-C3, Class XC, IO, 0.105s, 2045	24,020,640	125,858
Ser. 07-C1, Class XC, IO, 0.069s, 2049	11,152,602	52,917
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.355s, 2029	84,004	3,520
Ser. 05-C1, Class X1, IO, 0.436s, 2043	2,955,113	39,174
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	22,184	17,303
Ser. 06-C1, Class XC, IO, 0.139s, 2045	7,692,787	40,566
Government National Mortgage Association
IFB Ser. 10-85, Class AS, IO, 6.393s, 2039	150,026	23,461
IFB Ser. 10-61, Class SC, IO, 6.293s, 2040	1,020,054	144,633
IFB Ser. 10-47, Class XN, IO, 6.293s, 2034	1,064,144	84,599
IFB Ser. 10-53, Class SA, IO, 6.243s, 2039 (F)	142,525	17,829
IFB Ser. 10-14, Class SX, IO, 6.193s, 2040	952,318	126,820
IFB Ser. 09-35, Class SP, IO, 6.143s, 2037	396,680	45,586
FRB Ser. 07-35, Class UF, zero %, 2037	10,069	9,826
Greenwich Capital Commercial Funding Corp. Ser.
05-GG5, Class XC, IO, 0.182s, 2037	8,080,823	21,610
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 6.002s, 2045	250,819	271,975
Ser. 06-GG6, Class A2, 5.506s, 2038	270,149	273,321
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	52,516	52,778
Ser. 03-C1, Class X1, IO, 1.007s, 2040	595,958	9,371
Ser. 04-C1, Class X1, IO, 0.896s, 2028	765,953	423
Ser. 06-GG6, Class XC, IO, 0.11s, 2038	2,415,488	4,530
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.366s, 2037	291,520	158,878
IndyMac Indx Mortgage Loan Trust
FRB Ser. 06-AR25, Class 5A1, 5.59s, 2036	74,067	43,729
FRB Ser. 07-AR15, Class 1A1, 5.554s, 2037	266,868	171,463
JPMorgan Alternative Loan Trust FRB Ser. 06-A1,
Class 5A1, 5.884s, 2036	161,114	125,669
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	33,886	35,967
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	498,000	529,195
Ser. 07-C1, Class A4, 5.716s, 2051	74,000	77,611
Ser. 06-LDP8, Class X, IO, 0.758s, 2045	2,096,411	54,969
Ser. 06-CB17, Class X, IO, 0.697s, 2043	2,019,370	52,087
Ser. 06-LDP9, Class X, IO, 0.636s, 2047	3,002,943	62,942
Ser. 07-LDPX, Class X, IO, 0.519s, 2049	3,435,715	47,325
Ser. 06-CB16, Class X1, IO, 0.142s, 2045	2,370,171	30,556
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	38,171	38,520
Ser. 05-CB12, Class X1, IO, 0.194s, 2037	3,222,438	27,748
Ser. 07-CB20, Class X1, IO, 0.189s, 2051	6,235,913	61,779
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	35,110	32,287
Ser. 99-C1, Class G, 6.41s, 2031	37,135	30,632
Ser. 98-C4, Class H, 5.6s, 2035	50,000	49,435
LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A2, 5.588s, 2045	125,000	130,751
Ser. 07-C2, Class A3, 5.43s, 2040	129,000	134,938
Ser. 06-C6, Class XCL, IO, 0.181s, 2039	8,491,810	152,487
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.949s, 2037	768,905	13,575
Ser. 06-C7, Class XW, IO, 0.91s, 2038	1,432,918	40,208
Ser. 05-C3, Class XCL, IO, 0.35s, 2040	4,262,938	79,125
Ser. 05-C2, Class XCL, IO, 0.285s, 2040	3,514,620	27,889
Ser. 05-C5, Class XCL, IO, 0.266s, 2020	5,508,646	73,134
Ser. 05-C7, Class XCL, IO, 0.203s, 2040	3,518,321	24,896
Ser. 06-C7, Class XCL, IO, 0.181s, 2038	2,528,274	41,659
Ser. 06-C1, Class XCL, IO, 0.174s, 2041	5,114,783	52,468
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.876s, 2027	66,976	54,211
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.177s, 2049	7,834,826	90,064
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.757s, 2022	99,963	87,467
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.071s, 2030	31,000	32,731
FRB Ser. 05-A9, Class 3A1, 4.081s, 2035	157,231	125,484

Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	128,000	136,462
Ser. 05-MCP1, Class XC, IO, 0.225s, 2043	2,632,440	33,002
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.356s, 2039	658,820	15,191
Ser. 05-LC1, Class X, IO, 0.223s, 2044	1,598,525	7,731
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A2, 6.126s, 2049	152,000	164,324
Mezz Cap Commercial Mortgage Trust 144A
Ser. 06-C4, Class X, IO, 5.567s, 2045	500,747	50,075
Ser. 05-C3, Class X, IO, 5.004s, 2044	124,421	9,954
Morgan Stanley Capital I FRB Ser. 06-T23, Class A2,
5.912s, 2041	275,000	295,325
Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1,
IO, 0.135s, 2042	1,232,349	6,926
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	79,143	81,913
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 2.154s, 2036	1,055,962	27,877
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037	464,896	327,752
FRB Ser. 06-9, Class 1A1, 5.402s, 2036	78,259	47,087
Vericrest Opportunity Loan Transferee 144A Ser.
10-NPL1, Class M, 6s, 2039	302,000	298,980
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.928s, 2049	140,000	145,721
Ser. 06-C27, Class A2, 5.624s, 2045	24,574	25,227
Ser. 07-C31, Class A2, 5.421s, 2047	398,000	413,576
Ser. 07-C30, Class APB, 5.294s, 2043	140,000	143,927
Ser. 07-C34, IO, 0.523s, 2046	1,625,205	28,945
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.295s, 2035	671,774	13,319
Ser. 05-C18, Class XC, IO, 0.175s, 2042	3,376,751	30,864
Ser. 06-C27, Class XC, IO, 0.156s, 2045	2,629,563	20,537
Ser. 06-C23, Class XC, IO, 0.087s, 2045	2,650,489	13,518
Ser. 06-C26, Class XC, IO, 0.073s, 2045	1,683,760	4,411
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	10,000	3,200
Ser. 06-SL1, Class X, IO, 0.943s, 2043	336,667	10,134

Total mortgage-backed securities (cost $12,238,796)		$13,644,094

ASSET-BACKED SECURITIES (2.2%)(a)
	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.406s, 2036	$62,000	$32,034
FRB Ser. 06-HE3, Class A2C, 0.406s, 2036	75,000	37,144
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	25,238	26,626
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.416s, 2036	62,174	38,244
BankAmerica Manufactured Housing Contract Trust Ser.
97-2, Class M, 6.9s, 2028	52,000	75,920
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	39,000	39,145
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.26s, 2039	212,554	75,457
FRB Ser. 04-D, Class A, 0.841s, 2044	29,946	27,475
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
05-3, Class A1, 0.706s, 2035	20,496	18,681
Bombardier Capital Mortgage Securitization Corp. Ser.
00-A, Class A4, 8.29s, 2030	261,198	186,757
Conseco Finance Securitizations Corp.
Ser. 00-5, Class A7, 8.2s, 2032	114,862	102,227
Ser. 00-5, Class A6, 7.96s, 2032	237,394	201,785
Ser. 02-1, Class M1F, 7.954s, 2033	67,000	71,622
Ser. 02-2, Class M1, 7.424s, 2033	32,000	29,909
Ser. 01-1, Class A5, 6.99s, 2031	586,492	604,087
FRB Ser. 02-1, Class M1A, 2.309s, 2033	356,000	293,160
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.646s, 2034	38,365	34,195
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.586s, 2036	137,000	78,240
FRB Ser. 06-2, Class 2A3, 0.426s, 2036	230,000	134,074
GEBL 144A
Ser. 04-2, Class D, 3.007s, 2032	57,285	11,457
Ser. 04-2, Class C, 1.107s, 2032	57,284	6,301
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	74,886	39,514
Ser. 96-5, Class M1, 8.05s, 2027	33,057	29,421
Ser. 96-6, Class M1, 7.95s, 2027	173,000	174,730
Ser. 99-5, Class A5, 7.86s, 2029	367,129	335,923
Ser. 96-2, Class M1, 7.6s, 2026	98,000	93,100
Ser. 97-6, Class A9, 7.55s, 2029	23,876	24,653
Ser. 97-6, Class M1, 7.21s, 2029	73,000	64,651
Ser. 93-3, Class B, 6.85s, 2018	6,978	6,332
Ser. 99-3, Class A7, 6.74s, 2031	12,639	12,702
Ser. 99-2, Class A7, 6.44s, 2030	56,197	56,164
Ser. 98-7, Class M1, 6.4s, 2030	20,000	13,733
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	546,843	511,299
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.911s, 2036	78,471	31,388
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.586s, 2036	69,000	57,368
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.516s, 2036	66,000	24,987
Marriott Vacation Club Owner Trust 144A
Ser. 04-1A, Class C, 5.265s, 2026	9,389	7,967

FRB Ser. 02-1A, Class A1, 0.957s, 2024		4,803	4,604
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		32,861	31,759
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033		47,554	47,674
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.416s, 2036		72,961	36,164
FRB Ser. 06-2, Class A2C, 0.406s, 2036		82,000	50,622
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		51,681	36,325
Ser. 95-B, Class B1, 7.55s, 2021		16,489	12,322
Ser. 98-A, Class M, 6.825s, 2028		31,000	29,723
Ser. 01-E, Class A4, 6.81s, 2031		101,729	86,978
Ser. 99-B, Class A3, 6.45s, 2017		29,983	27,284
Ser. 02-C, Class A1, 5.41s, 2032		141,347	136,400
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		44,434	42,879
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.446s, 2036		60,739	46,896
FRB Ser. 07-RZ1, Class A2, 0.416s, 2037		114,000	62,397
Securitized Asset Backed Receivables, LLC
FRB Ser. 07-NC2, Class A2B, 0.396s, 2037		107,000	50,830
FRB Ser. 07-BR5, Class A2A, 0.386s, 2037		108,258	77,892
FRB Ser. 07-BR4, Class A2A, 0.346s, 2037		137,562	96,637
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.466s, 2036		139,000	50,532
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.416s, 2036		323,646	181,325
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.516s, 2036		66,000	9,653
TIAA Real Estate CDO, Ltd. 144A FRB Ser. 02-1A,
Class III, 7.6s, 2037		100,000	94,000
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.366s, 2037		295,441	201,022

Total asset-backed securities (cost $5,966,823)			$5,022,390

INVESTMENT COMPANIES (0.8%)(a)
		Shares	Value

Ares Capital Corp.		791	$12,379
BlackRock Kelso Capital Corp.		2,372	27,278
Financial Select Sector SPDR Fund (S)		34,600	496,510
Harris & Harris Group, Inc. (NON)		9,005	38,451
iShares MSCI EAFE Index Fund		1,602	87,982
iShares Russell 2000 Value Index Fund		392	24,265
MCG Capital Corp.		11,401	66,582
NGP Capital Resources Co.		3,083	27,932
SPDR S&P 500 ETF Trust (S)		8,222	938,295

Total investment companies (cost $1,689,864)			$1,719,674

FOREIGN GOVERNMENT BONDS AND NOTES (0.3%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.677s, 2012		$1,170,000	$266,175
Brazil (Federal Republic of) notes zero %, 2012	BRL	853	507,989

Total foreign government bonds and notes (cost $775,366)			$774,164

SENIOR LOANS (0.3%)(a)(c)
		Principal amount	Value

Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014		$31,969	$27,728
First Data Corp. bank term loan FRN Ser. B1, 3.01s,
2014		16,814	14,799
First Data Corp. bank term loan FRN Ser. B3, 3.006s,
2014		117,060	102,968
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015		14,523	12,493
Health Management Associates, Inc. bank term loan FRN
2.283s, 2014		16,410	15,471
IASIS Healthcare Corp. bank term loan FRN Ser. DD,
2.26s, 2014		4,218	4,037
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 7.62s, 2014		1,151	1,101
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN Ser. B, 2.26s, 2014		12,187	11,664
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)		40,000	40,000
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)		40,000	40,000
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.033s,
2014		4,650	4,471
Intelsat Corp. bank term loan FRN Ser. B2-B, 3.033s,
2014		4,649	4,471
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.033s,
2014		4,649	4,471
Intelsat Jackson Holdings SA bank term loan FRN
3.533s, 2014 (Luxembourg)		85,000	79,688
National Bedding Co. bank term loan FRN 2.38s, 2011		7,798	7,476
Polypore, Inc. bank term loan FRN Ser. B, 2.27s, 2014		17,103	16,504
Swift Transportation Co., Inc. bank term loan FRN
6.563s, 2014		100,000	97,461
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.759s, 2014 (United Kingdom)		119,079	92,088
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.924s, 2014 (United Kingdom)		17,504	13,575
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.78s, 2014		14,809	13,281

Univision Communications, Inc. bank term loan FRN
Ser. B, 2.51s, 2014			17,773	15,551
Visteon Corp. bank term loan FRN Ser. B1, 5 1/4s, 2013			95,000	103,233
West Corp. bank term loan FRN Ser. B2, 2.633s, 2013			17,500	17,203
Yankee Candle Co., Inc. bank term loan FRN 2.27s, 2014			8,526	8,154

Total senior loans (cost $743,196)				$747,888

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$31,000	$30,496
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024			40,000	45,650
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)			25,000	38,391
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			6,000	8,969
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)			35,000	35,131
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)			110,000	117,150
Owens Brockway Glass Container, Inc. 144A cv. company
guaranty sr. unsec. notes 3s, 2015			25,000	24,505
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			8,000	9,105
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036			25,000	22,625

Total convertible bonds and notes (cost $308,746)				$332,022

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.			128	$117,440

Total preferred stocks (cost $82,346)				$117,440

MUNICIPAL BONDS AND NOTES (--%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$20,863
4.071s, 1/1/14			50,000	51,843

Total municipal bonds and notes (cost $70,000)				$72,706

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			690	$40,075
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.			1,280	24,108
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			140	140

Total convertible preferred stocks (cost $189,856)				$64,323

WARRANTS (--%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Aventine Renewable Energy Holdings, Inc. (F)	3/15/15	$40.94	57	$--
Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	0.01	7,932	1,428
Vertis Holdings, Inc. (F)	10/18/15	0.01	22	--

Total warrants (cost $29,774)				$1,428

SHORT-TERM INVESTMENTS (24.5%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)			3,078,484	$3,078,484
U.S. Treasury Bills, for effective yields ranging from
0.23% to 0.40%, maturity date November 18, 2010 (SEG)
(SEGSF)			$5,358,001	5,355,810
U.S. Treasury Bills, with an effective yield of 0.16%,
maturity date March 10, 2011 (SEG)			85,000	84,931
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.27%, maturity date June 2, 2011 (SEG)
(SEGSF)			3,570,000	3,565,145
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, maturity date July 28, 2011 (SEG)
(SEGSF)			1,425,000	1,422,260
Putnam Money Market Liquidity Fund 0.15% (e)			42,449,265	42,449,265

Total short-term investments (cost $55,955,063)				$55,955,895

TOTAL INVESTMENTS

Total investments (cost $250,983,977)(b)				$262,419,994

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $93,557,929) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America
	Australian Dollar	Buy	10/20/10	$2,068,615	$1,938,903	$129,712
	Brazilian Real	Buy	10/20/10	528,627	517,839	10,788
	British Pound	Buy	10/20/10	487,592	479,289	8,303
	Canadian Dollar	Sell	10/20/10	955,092	945,789	(9,303)
	Chilean Peso	Buy	10/20/10	126,795	125,126	1,669
	Czech Koruna	Sell	10/20/10	302,861	281,369	(21,492)
	Euro	Sell	10/20/10	4,246,846	3,988,149	(258,697)
	Japanese Yen	Buy	10/20/10	185,959	184,007	1,952
	Mexican Peso	Sell	10/20/10	306,086	295,949	(10,137)
	Norwegian Krone	Buy	10/20/10	270,203	260,138	10,065
	Singapore Dollar	Sell	10/20/10	485,442	475,531	(9,911)
	South Korean Won	Buy	10/20/10	330,656	323,245	7,411
	Swedish Krona	Sell	10/20/10	644,810	606,036	(38,774)
	Swiss Franc	Sell	10/20/10	939,688	911,508	(28,180)
	Taiwan Dollar	Sell	10/20/10	65,436	64,633	(803)
	Turkish Lira (New)	Buy	10/20/10	231,652	220,459	11,193

Barclays Bank PLC
	Australian Dollar	Buy	10/20/10	1,602,875	1,537,859	65,016
	Brazilian Real	Buy	10/20/10	470,342	460,106	10,236
	British Pound	Sell	10/20/10	190,763	186,788	(3,975)
	Canadian Dollar	Buy	10/20/10	191,135	192,020	(885)
	Chilean Peso	Buy	10/20/10	237,059	230,658	6,401
	Czech Koruna	Sell	10/20/10	112,156	104,143	(8,013)
	Euro	Buy	10/20/10	586,741	585,649	1,092
	Hungarian Forint	Buy	10/20/10	49,860	44,446	5,414
	Japanese Yen	Sell	10/20/10	193,826	191,963	(1,863)
	Mexican Peso	Sell	10/20/10	12,915	12,950	35
	New Zealand Dollar	Sell	10/20/10	115,258	114,450	(808)
	Norwegian Krone	Buy	10/20/10	1,296,709	1,248,400	48,309
	Polish Zloty	Buy	10/20/10	413,223	387,023	26,200
	Singapore Dollar	Sell	10/20/10	524,146	513,476	(10,670)
	South Korean Won	Buy	10/20/10	356,267	348,819	7,448
	Swedish Krona	Sell	10/20/10	599,961	580,672	(19,289)
	Swiss Franc	Sell	10/20/10	617,186	607,990	(9,196)
	Taiwan Dollar	Sell	10/20/10	332,762	329,792	(2,970)
	Turkish Lira (New)	Buy	10/20/10	365,392	347,282	18,110

Citibank, N.A.
	Australian Dollar	Buy	10/20/10	171,106	160,349	10,757
	Brazilian Real	Sell	10/20/10	72,252	70,622	(1,630)
	British Pound	Buy	10/20/10	2,360,337	2,320,564	39,773
	Canadian Dollar	Sell	10/20/10	456,876	445,598	(11,278)
	Chilean Peso	Buy	10/20/10	168,741	164,458	4,283
	Czech Koruna	Sell	10/20/10	269,465	249,597	(19,868)
	Danish Krone	Buy	10/20/10	296,380	278,638	17,742
	Euro	Buy	10/20/10	241,543	226,645	14,898
	Japanese Yen	Buy	10/20/10	1,753,349	1,735,462	17,887
	Mexican Peso	Buy	10/20/10	275,869	266,853	9,016
	New Zealand Dollar	Sell	10/20/10	58,143	56,351	(1,792)
	Norwegian Krone	Buy	10/20/10	19,848	18,922	926
	Polish Zloty	Buy	10/20/10	125,387	117,531	7,856
	Singapore Dollar	Sell	10/20/10	139,306	136,401	(2,905)
	South African Rand	Buy	10/20/10	381,386	368,389	12,997
	South Korean Won	Buy	10/20/10	327,696	324,541	3,155
	Swedish Krona	Buy	10/20/10	113,800	106,125	7,675
	Swiss Franc	Sell	10/20/10	446,102	434,466	(11,636)
	Taiwan Dollar	Sell	10/20/10	83,059	82,680	(379)
	Turkish Lira (New)	Buy	10/20/10	337,762	321,886	15,876

Credit Suisse AG
	Australian Dollar	Buy	10/20/10	1,496,621	1,424,786	71,835
	British Pound	Sell	10/20/10	1,129,492	1,111,145	(18,347)
	Canadian Dollar	Sell	10/20/10	237,047	231,265	(5,782)
	Euro	Sell	10/20/10	205,400	192,263	(13,137)
	Japanese Yen	Sell	10/20/10	1,414,512	1,400,847	(13,665)
	Norwegian Krone	Buy	10/20/10	427,185	412,690	14,495
	South African Rand	Buy	10/20/10	69,249	69,256	(7)
	Swedish Krona	Sell	10/20/10	857,974	812,072	(45,902)
	Swiss Franc	Sell	10/20/10	1,022,631	1,010,910	(11,721)
	Turkish Lira (New)	Buy	10/20/10	484,043	460,677	23,366

Deutsche Bank AG
	Australian Dollar	Sell	10/20/10	376,761	353,039	(23,722)
	Brazilian Real	Buy	10/20/10	336,918	329,700	7,218
	Canadian Dollar	Buy	10/20/10	556,481	543,047	13,434
	Chilean Peso	Sell	10/20/10	125,959	122,823	(3,136)
	Czech Koruna	Sell	10/20/10	114,783	115,043	260
	Euro	Sell	10/20/10	449,125	421,524	(27,601)
	Hungarian Forint	Sell	10/20/10	124,917	111,607	(13,310)
	Mexican Peso	Sell	10/20/10	12,851	12,428	(423)
	New Zealand Dollar	Sell	10/20/10	111,955	111,813	(142)
	Norwegian Krone	Buy	10/20/10	583,572	561,787	21,785
	Polish Zloty	Sell	10/20/10	338,685	317,580	(21,105)
	Singapore Dollar	Sell	10/20/10	218,920	214,443	(4,477)
	Swedish Krona	Sell	10/20/10	95,095	90,836	(4,259)
	Swiss Franc	Buy	10/20/10	98,228	95,929	2,299
	Taiwan Dollar	Sell	10/20/10	114,530	113,953	(577)
	Turkish Lira (New)	Buy	10/20/10	230,618	222,444	8,174

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	1,724,087	1,615,478	108,609
	British Pound	Sell	10/20/10	256,603	252,292	(4,311)
	Canadian Dollar	Sell	10/20/10	861,422	840,451	(20,971)
	Chilean Peso	Buy	10/20/10	261,855	257,209	4,646
	Euro	Sell	10/20/10	3,440,248	3,225,676	(214,572)
	Hungarian Forint	Buy	10/20/10	103,179	92,124	11,055
	Japanese Yen	Sell	10/20/10	2,374,553	2,348,921	(25,632)
	Norwegian Krone	Buy	10/20/10	798,584	766,629	31,955
	Polish Zloty	Buy	10/20/10	358,110	335,200	22,910
	South African Rand	Buy	10/20/10	83,737	80,306	3,431
	Swedish Krona	Sell	10/20/10	106,330	98,758	(7,572)
	Swiss Franc	Sell	10/20/10	533,631	512,487	(21,144)

HSBC Bank USA, National Association
	Australian Dollar	Sell	10/20/10	782,686	733,803	(48,883)
	British Pound	Sell	10/20/10	3,110,464	3,057,675	(52,789)
	Euro	Buy	10/20/10	96,426	90,492	5,934
	Japanese Yen	Buy	10/20/10	14,017	13,877	140
	New Zealand Dollar	Sell	10/20/10	410,672	398,276	(12,396)
	Norwegian Krone	Buy	10/20/10	597,875	575,419	22,456
	Singapore Dollar	Buy	10/20/10	176,262	173,160	3,102
	South Korean Won	Sell	10/20/10	6,156	6,019	(137)
	Swiss Franc	Buy	10/20/10	330,144	320,263	9,881
	Taiwan Dollar	Sell	10/20/10	318,306	313,891	(4,415)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	3,069,000	2,895,183	173,817
	Brazilian Real	Buy	10/20/10	351,769	344,193	7,576
	British Pound	Buy	10/20/10	828,263	812,783	15,480
	Canadian Dollar	Sell	10/20/10	614,843	592,043	(22,800)
	Chilean Peso	Buy	10/20/10	104,362	101,774	2,588
	Czech Koruna	Sell	10/20/10	582,564	547,974	(34,590)
	Euro	Buy	10/20/10	2,096,009	1,995,408	100,601
	Hong Kong Dollar	Sell	10/20/10	250,674	250,341	(333)
	Hungarian Forint	Buy	10/20/10	5,289	4,734	555
	Japanese Yen	Buy	10/20/10	559,701	553,555	6,146
	Malaysian Ringgit	Buy	10/20/10	139,757	138,754	1,003
	Mexican Peso	Sell	10/20/10	172,019	170,626	(1,393)
	New Zealand Dollar	Sell	10/20/10	113,643	110,114	(3,529)
	Norwegian Krone	Buy	10/20/10	1,071,440	1,021,286	50,154
	Polish Zloty	Buy	10/20/10	786,529	737,373	49,156
	Singapore Dollar	Sell	10/20/10	1,334,280	1,307,063	(27,217)
	South African Rand	Buy	10/20/10	122,738	122,419	319
	South Korean Won	Buy	10/20/10	31,655	31,766	(111)
	Swedish Krona	Sell	10/20/10	11,798	11,676	(122)
	Swiss Franc	Sell	10/20/10	1,325,875	1,305,857	(20,018)
	Taiwan Dollar	Sell	10/20/10	360,795	353,941	(6,854)
	Turkish Lira (New)	Buy	10/20/10	190,034	180,995	9,039

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	1,755,934	1,661,363	94,571
	British Pound	Sell	10/20/10	28,127	26,812	(1,315)
	Canadian Dollar	Sell	10/20/10	411,257	412,427	1,170
	Czech Koruna	Sell	10/20/10	297,041	275,992	(21,049)
	Euro	Buy	10/20/10	1,949,801	1,862,103	87,698
	Hungarian Forint	Sell	10/20/10	39,014	34,844	(4,170)
	Japanese Yen	Buy	10/20/10	903,055	893,439	9,616
	Norwegian Krone	Buy	10/20/10	530,847	515,325	15,522
	Polish Zloty	Buy	10/20/10	482,500	451,661	30,839
	Swedish Krona	Sell	10/20/10	213,178	242,264	29,086
	Swiss Franc	Sell	10/20/10	367,030	358,851	(8,179)
	Turkish Lira (New)	Buy	10/20/10	362,774	345,201	17,573

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/20/10	800,424	766,756	33,668
	British Pound	Sell	10/20/10	4,557	4,493	(64)
	Canadian Dollar	Sell	10/20/10	255,139	254,916	(223)
	Euro	Sell	10/20/10	150,299	141,047	(9,252)
	Hungarian Forint	Sell	10/20/10	118,128	105,398	(12,730)
	Japanese Yen	Buy	10/20/10	652,924	646,417	6,507
	Malaysian Ringgit	Buy	10/20/10	139,757	138,656	1,101
	Mexican Peso	Sell	10/20/10	115,766	116,236	470
	Norwegian Krone	Buy	10/20/10	91,638	88,217	3,421
	Polish Zloty	Buy	10/20/10	352,884	330,830	22,054
	Swedish Krona	Sell	10/20/10	49,993	47,754	(2,239)
	Swiss Franc	Sell	10/20/10	582,439	564,895	(17,544)
	Taiwan Dollar	Sell	10/20/10	225,907	222,400	(3,507)

UBS AG
	Australian Dollar	Sell	10/20/10	307,566	288,239	(19,327)
	British Pound	Sell	10/20/10	152,422	155,144	2,722
	Canadian Dollar	Sell	10/20/10	925,620	918,004	(7,616)
	Czech Koruna	Sell	10/20/10	276,660	257,117	(19,543)
	Euro	Buy	10/20/10	3,931,518	3,678,758	252,760
	Japanese Yen	Buy	10/20/10	723,190	711,042	12,148
	Mexican Peso	Buy	10/20/10	125,666	121,524	4,142
	Norwegian Krone	Buy	10/20/10	1,383,448	1,350,205	33,243
	South African Rand	Sell	10/20/10	410,704	394,129	(16,575)
	Swedish Krona	Sell	10/20/10	729,012	714,574	(14,438)
	Swiss Franc	Sell	10/20/10	899,540	873,207	(26,333)

Westpac Banking Corp.
	Australian Dollar	Sell	10/20/10	487,357	456,717	(30,640)
	British Pound	Sell	10/20/10	57,512	56,709	(803)
	Canadian Dollar	Sell	10/20/10	181,603	177,279	(4,324)
	Euro	Sell	10/20/10	1,730,558	1,598,264	(132,294)
	Japanese Yen	Sell	10/20/10	1,500,444	1,489,147	(11,297)
	New Zealand Dollar	Sell	10/20/10	122,453	118,657	(3,796)
	Norwegian Krone	Buy	10/20/10	854,863	814,748	40,115
	Swedish Krona	Sell	10/20/10	595,663	586,850	(8,813)
	Swiss Franc	Sell	10/20/10	204,514	198,613	(5,901)

Total						$430,512

FUTURES CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)
				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Long)	27	$18,604,621	Dec-10	$12,563
Canadian Government Bond 10 yr (Short)	7	861,497	Dec-10	2,158
Euro STOXX 50 Index (Long)	24	896,345	Dec-10	(19,561)
Euro STOXX 50 Index (Short)	142	5,303,372	Dec-10	114,764
Euro-Bobl 5 yr (Long)	1	164,518	Dec-10	(631)
Euro-Bund 10 yr (Long)	8	1,434,217	Dec-10	(3,683)
Euro-Buxl 30yr Bond (Short)	3	488,848	Dec-10	(1,811)
Euro-Schatz 2 yr (Short)	23	3,422,340	Dec-10	13,412
FTSE 100 Index (Short)	62	5,387,729	Dec-10	8,839
Japanese Government Bond 10 yr (Long)	1	1,719,870	Dec-10	(6)
Japanese Government Bond 10 yr (Short)	1	1,719,870	Dec-10	(22,430)
Japanese Government Bond 10 yr Mini (Long)	11	1,891,594	Dec-10	21,761
MSCI EAFE Index E-Mini (Long)	10	778,300	Dec-10	30,180
NASDAQ 100 Index E-Mini (Short)	37	1,476,670	Dec-10	(78,366)
OMXS 30 Index (Short)	66	1,063,561	Oct-10	(2,055)
Russell 2000 Index Mini (Long)	52	3,507,400	Dec-10	(22,955)
Russell 2000 Index Mini (Short)	26	1,753,700	Dec-10	(106,652)
S&P 500 Index E-Mini (Long)	236	13,413,650	Dec-10	375,948
S&P 500 Index E-Mini (Short)	119	6,763,663	Dec-10	(156,199)
S&P Mid Cap 400 Index E-Mini (Long)	57	4,560,570	Dec-10	216,201
S&P Mid Cap 400 Index E-Mini (Short)	12	960,120	Dec-10	6,275
S&P/TSX 60 Index (Long)	5	693,588	Dec-10	(821)
SGX MSCI Singapore Index (Short)	9	497,920	Oct-10	4,476
SPI 200 Index (Short)	17	1,890,485	Dec-10	27,773
Tokyo Price Index (Long)	9	892,013	Dec-10	(16,285)
Tokyo Price Index (Short)	33	3,270,716	Dec-10	(34,637)
U.K. Gilt 10 yr (Long)	22	4,298,252	Dec-10	5
U.S. Treasury Bond 20 yr (Long)	64	8,558,000	Dec-10	80,207
U.S. Treasury Bond 20 yr (Short)	32	4,279,000	Dec-10	(33,780)
U.S. Treasury Note 2 yr (Long)	70	15,363,906	Dec-10	28,040
U.S. Treasury Note 2 yr (Short)	26	5,706,594	Dec-10	(11,018)
U.S. Treasury Note 5 yr (Long)	44	5,318,156	Dec-10	53,572
U.S. Treasury Note 5 yr (Short)	298	36,018,422	Dec-10	(312,988)
U.S. Treasury Note 10 yr (Long)	404	50,922,938	Dec-10	371,811
U.S. Treasury Note 10 yr (Short)	68	8,571,188	Dec-10	(54,302)

Total				$489,805

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $2,492,377) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	$877,000	Aug-11/4.7	$2,692
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	877,000	Aug-11/4.7	142,960
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	3,575
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	874,000	Aug-11/4.55	130,951
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	5,237
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	1,141,000	Aug-11/4.475	163,745
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	1,319,000	Jul-11/4.5475	4,432
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	1,319,000	Jul-11/4.5475	199,908
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	9,207
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	393,748
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	1,748,000	Aug-11/4.49	253,250
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	1,748,000	Aug-11/4.49	7,744
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	421,050
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	9,761
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	10,718
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	404,810
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	11,097
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	708,032
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	408,673
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	11,194

Total			$3,302,784

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)
			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Barclays Bank PLC
	$1,892,600		$(3,782)	4/16/16	3.01%	3 month USD-LIBOR-BBA	$(162,802)

Citibank, N.A.
	1,754,800		(790)	7/9/12	3 month USD-LIBOR-BBA	0.96%	13,600

Credit Suisse International
	6,495,300		155	3/19/11	3 month USD-LIBOR-BBA	0.5%	5,765

MXN	5,250,000	(F)	--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	12,923

	$2,000,000		--	8/16/20	2.732%	3 month USD-LIBOR-BBA	(38,128)

Deutsche Bank AG
	18,558,000		(7,576)	2/3/11	3 month USD-LIBOR-BBA	0.55%	7,130

	10,082,000		(12,460)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(462,938)

	10,503,300		(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(1,071,798)

	121,200		284	7/27/20	3 month USD-LIBOR-BBA	2.94%	5,087

MXN	5,250,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	15,708

Goldman Sachs International
	$18,202,200		99,514	7/13/25	3 month USD-LIBOR-BBA	3.49%	1,316,713

JPMorgan Chase Bank, N.A.
	14,670,800		(11,416)	2/26/11	3 month USD-LIBOR-BBA	0.56%	5,704

	4,605,200		(2,585)	4/22/40	4.5%	3 month USD-LIBOR-BBA	(1,132,030)

MXN	750,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	2,265

JPY	56,400,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	13,371

JPY	75,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	(9,688)

Total							$(1,479,118)

(E) See Interest rate swap contracts note regarding extended effective dates.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on securities valuation inputs.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)
			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Credit Suisse International
units	672	7/12/11	(3 month USD-	The Middle East	$59,434
			LIBOR-BBA)	Custom Basket
				Index currently
				sponsored
				by Credit Suisse
				ticker CSGCCPUT

shares	107,494	8/22/11	(3 month USD-	iShares MSCI	417,030
			LIBOR-BBA)	Emerging Markets
				Index

Goldman Sachs International
baskets	85	9/26/11	(1 month USD-	A basket	287
			LIBOR-BBA)	(GSGLPMIN)
				of common stocks

baskets	1,348	11/24/10	(3 month USD-	A basket	117,705
			LIBOR-BBA plus	(GSPMTGCC)
			85 bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	122,265	10/20/10	(3 month USD-	iShares MSCI	569,355
			LIBOR-BBA plus	Emerging Markets
			5 bp)	Index

Total					$1,163,811

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)
		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Citibank, N.A.
Lighthouse
International Co., SA,
8%, 4/30/14	Caa1	$--	EUR	190,000	3/20/13	815 bp	$(43,060)

Credit Suisse International
DJ CDX NA HY Series 15
Version 1 Index	B+	140,569		$4,410,000	12/20/15	500 bp	29,334

DJ CDX NA HY Series 15
Version 1 Index	B+	100,642		2,982,000	12/20/15	500 bp	25,013

DJ CMB NA CMBX AJ Index	--	(120,890)		376,000	2/17/51	(96 bp)	17,907

Deutsche Bank AG
DJ CDX NA HY Series 15
Version 1 Index	B+	5,625		180,000	12/20/15	500 bp	1,085

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		135,000	12/20/13	112 bp	209

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	90,000	9/20/13	715 bp	11,786

Universal Corp., 5.2%,
10/15/13	--	--		$115,000	3/20/15	(95 bp)	6,127

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	125,000	9/20/13	477 bp	10,646

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	B+	--	EUR	125,000	9/20/13	535 bp	13,482

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$65,000	9/20/13	495 bp	4,920

Lighthouse
International Co, SA,
8%, 4/30/14	Caa1	--	EUR	110,000	3/20/13	680 bp	(25,007)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$90,000	12/20/13	118.1 bp	394

JPMorgan Chase Bank, N.A.
Computer Science Corp.,
5%, 2/15/13	--	--		215,000	3/20/18	(82 bp)	11,121

DJ CDX NA HY Series 15
Version 1 Index	B+	141,398		4,436,000	12/20/15	500 bp	29,506

DJ CDX NA HY Series 15
Version 1 Index	B+	96,103		2,957,000	12/20/15	500 bp	21,106

Glencore Funding LLC,
6%, 4/15/14	--	--		380,000	6/20/14	(148 bp)	19,767

Merrill Lynch Capital Services, Inc.
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		145,000	12/20/13	113 bp	37

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(3,736)	EUR	314,000	12/20/14	(500 bp)	(17,810)

Universal Corp., 5.2%,
10/15/13	--	--		$345,000	3/20/13	(89 bp)	6,006

Total							$122,569

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2010.

Key to holding's currency abbreviations

BRL	Brazilian Real
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso

Key to holding's abbreviations

ADR	American Depository Receipts
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GDR	Global Depository Receipts
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNC	Medium Term Notes Class C
MTNE	Medium Term Notes Class E
MTNI	Medium Term Notes Class I
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $228,671,645.

(b) The aggregate identified cost on a tax basis is $254,558,247, resulting in gross unrealized appreciation and depreciation of $16,340,663 and $8,478,916, respectively, or net unrealized appreciation of $7,861,747.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $zero, or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $2,989,526. The fund received cash collateral of $3,078,484 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $51,192 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $152,725,215 and $147,263,269, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $152,314,742 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the period. The fund had an average contract amount of approximately $1,700,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately $46,200,000 on written options contracts for the reporting period.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $98,200,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $18,200,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the period.

Credit default contracts: The fund enters into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $20,400,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,706,427 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $5,546,459 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $5,486,563.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.

TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$7,444,946	$--	$--

Capital goods	7,471,601	--	--

Communication services	4,834,237	--	--

Conglomerates	2,361,238	--	--

Consumer cyclicals	14,037,612	--	546

Consumer staples	10,626,228	--	--

Energy	10,672,424	12,384	--

Financial	16,620,747	--	--

Health care	12,167,082	--	--

Technology	19,152,906	--	--

Transportation	1,350,848	--	--

Utilities and power	4,637,641	--	--

Total common stocks	111,377,510	12,384	546

Asset-backed securities	--	5,022,390	--

Convertible bonds and notes	--	332,022	--

Convertible preferred stocks	--	64,323	--

Corporate bonds and notes	--	39,998,178	24,940

Foreign government bonds and notes	--	774,164	--

Investment companies	1,719,674	--	--

Mortgage-backed securities	--	13,325,916	318,178

Municipal bonds and notes	--	72,706	--

Preferred stocks	--	117,440	--

Senior loans	--	747,888	--

U.S. Government and agency mortgage obligations	--	32,532,182	--

U.S. Treasury obligations	--	22,230	--

Warrants	--	--	1,428

Short-term investments	42,449,265	13,506,630	--

Totals by level	$155,546,449	$106,528,453	$345,092

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$430,512	$--

Futures contracts	489,805	--	--

Written options	--	(3,302,784)	--

Interest rate swap contracts	--	(1,512,773)	--

Total return swap contracts	--	1,163,811	--

Credit default contracts	--	(237,142)	--

Totals by level	$489,805	$(3,458,376)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$223,292	$460,434

Foreign exchange contracts	2,034,040	1,603,528

Equity contracts	1,949,695	437,531

Interest rate contracts	1,901,624	6,574,301

Total	$6,108,651	$9,075,794

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund

The fund's portfolio
9/30/10 (Unaudited)
COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (0.6%)
L-3 Communications Holdings, Inc.	19,400	$1,402,038
		1,402,038

Automotive (1.8%)
Dongfeng Motor Group Co., Ltd. (China)	1,954,000	3,999,242
		3,999,242

Banking (6.4%)
Bank of China Ltd. (China)	3,565,000	1,870,065
Bond Street Holdings, LLC 144A Class A (F)(NON)	36,275	743,638
China Construction Bank Corp. (China)	823,000	721,292
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	886,310	749,562
Governor & Co. of The Bank of Ireland (The) ADR
(Ireland) (NON) (S)	53,418	181,621
Mizuho Financial Group, Inc. (Japan)	1,405,200	2,055,815
State Street Corp.	59,200	2,229,472
Wells Fargo & Co.	224,202	5,634,196
		14,185,661

Biotechnology (0.8%)
Amgen, Inc. (NON)	30,851	1,700,199
		1,700,199

Cable television (1.6%)
Comcast Corp. Class A	66,600	1,204,128
DIRECTV Class A (NON)	54,800	2,281,324
		3,485,452

Chemicals (4.3%)
Ashland, Inc.	98,400	4,798,968
BASF SE (Germany)	21,215	1,338,542
Honam Petrochemical Corp. (South Korea)	12,458	2,321,706
Lanxess AG (Germany)	19,161	1,050,428
		9,509,644

Commercial and consumer services (2.4%)
Compass Group PLC (United Kingdom)	643,038	5,361,055
		5,361,055

Communications equipment (0.7%)
Research in Motion, Ltd. (Canada) (NON)	31,700	1,545,363
		1,545,363

Conglomerates (2.0%)
Mitsui & Co., Ltd. (Japan)	167,900	2,500,681
Vivendi (France)	68,934	1,885,290
		4,385,971

Consumer finance (2.4%)
Capital One Financial Corp.	136,500	5,398,575
		5,398,575

Consumer goods (0.3%)
Reckitt Benckiser Group PLC (United Kingdom)	11,699	643,679
		643,679

Consumer services (0.7%)
Avis Budget Group, Inc. (NON)	135,274	1,575,942
		1,575,942

Electrical equipment (2.2%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	25,456	356,384
Mitsubishi Electric Corp. (Japan)	536,000	4,615,038
		4,971,422

Electronics (3.0%)
Garmin, Ltd. (S)	14,000	424,900
HTC Corp. (Taiwan)	44,000	998,544
MediaTek, Inc. (Taiwan)	219	3,077
Radiant Opto-Electronics Corp. (Taiwan)	410,000	614,183
Texas Instruments, Inc.	124,100	3,368,074
Vishay Intertechnology, Inc. (NON)	124,805	1,208,112

		6,616,890

Energy (other) (0.5%)
GT Solar International, Inc. (NON) (S)	139,400	1,166,778
		1,166,778

Engineering and construction (0.6%)
Aveng, Ltd. (South Africa)	215,196	1,342,275
		1,342,275

Financial (0.9%)
AerCap Holdings NV (Netherlands) (NON)	89,506	1,058,856
CIT Group, Inc. (NON)	24,300	991,926
		2,050,782

Food (1.8%)
Corn Products International, Inc.	45,660	1,712,250
Metro, Inc. Class A (Canada)	50,400	2,189,215
		3,901,465

Forest products and packaging (2.2%)
Domtar Corp. (Canada)	44,600	2,880,268
International Paper Co.	95,100	2,068,425
		4,948,693

Health-care services (4.0%)
Aetna, Inc.	183,700	5,806,757
UnitedHealth Group, Inc.	89,700	3,149,367
		8,956,124

Homebuilding (0.7%)
Daito Trust Construction Co., Ltd. (Japan)	14,500	867,670
Persimmon PLC (United Kingdom) (NON)	92,581	581,110
		1,448,780

Insurance (5.6%)
Allied World Assurance Company Holdings, Ltd.	22,200	1,256,298
Aviva PLC (United Kingdom)	375,865	2,356,265
AXA SA (France)	270,799	4,737,342
ING Groep NV ADR (Netherlands) (NON) (S)	60,200	619,458
Zurich Financial Services AG (Switzerland)	15,005	3,520,607
		12,489,970

Machinery (2.6%)
Kone OYJ Class B (Finland)	111,319	5,754,913
		5,754,913

Manufacturing (0.2%)
Oshkosh Corp. (NON)	17,800	489,500
		489,500

Metals (4.5%)
BHP Billiton, Ltd. (Australia)	37,611	1,415,150
Fortescue Metals Group, Ltd. (Australia) (NON)	564,300	2,842,983
Freeport-McMoRan Copper & Gold, Inc. Class B	26,900	2,296,991
Rio Tinto PLC (United Kingdom)	43,314	2,532,889
Teck Resources Limited Class B (Canada)	24,100	992,422
		10,080,435

Natural gas utilities (0.2%)
UGI Corp.	17,900	512,119
		512,119

Oil and gas (10.7%)
Apache Corp.	12,100	1,182,896
Chevron Corp.	88,300	7,156,714
CNOOC, Ltd. (China)	234,000	453,593
Gazprom OAO (Russia) (NON)	677,121	3,507,487
Nexen, Inc. (Canada)	47,600	958,762
Oil States International, Inc. (NON)	56,400	2,625,420
OMV AG (Austria)	99,931	3,743,097
Petroleo Brasileiro SA ADR (Preference) (Brazil) (S)	25,100	823,782
Petroleo Brasileiro SA ADR (Brazil) (S)	17,100	620,217
Statoil ASA (Norway)	20,100	419,819
Surgutneftegaz ADR (Russia)	126,346	1,210,395
Tatneft 144A ADR (Russia) (NON) (S)	35,344	1,105,914
		23,808,096

Pharmaceuticals (8.2%)
Astellas Pharma, Inc. (Japan)	60,100	2,172,940
AstraZeneca PLC (United Kingdom)	39,709	2,017,855
Eli Lilly & Co.	94,000	3,433,820
Forest Laboratories, Inc. (NON)	15,000	463,950
Pfizer, Inc.	381,303	6,546,973

Sanofi-Aventis (France)	55,575	3,705,071
		18,340,609

Publishing (1.9%)
R. R. Donnelley & Sons Co.	256,100	4,343,456
		4,343,456

Railroads (2.6%)
Canadian National Railway Co. (Canada)	92,000	5,890,435
		5,890,435

Real estate (0.9%)
Chimera Investment Corp. (R)	230,000	908,500
CommonWealth REIT (R)	46,339	1,186,278
		2,094,778

Regional Bells (1.4%)
Verizon Communications, Inc.	97,300	3,171,007
		3,171,007

Retail (5.4%)
Coach, Inc.	127,057	5,458,369
Industria de Diseno Textil (Inditex) SA (Spain)	8,000	635,866
Koninklijke Ahold NV (Netherlands)	434,434	5,859,527
		11,953,762

Schools (1.4%)
Career Education Corp. (NON)	140,000	3,005,800
		3,005,800

Semiconductor (0.9%)
Jusung Engineering Co., Ltd. (South Korea) (NON)	17,884	337,212
Macronix International Co., Ltd. (Taiwan)	2,802,130	1,744,520
		2,081,732

Shipping (0.4%)
Seino Holdings Co., Ltd. (Japan)	148,000	896,271
		896,271

Software (5.5%)
Intuit, Inc. (NON)	86,600	3,793,946
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	36,000	1,416,600
Microsoft Corp.	286,660	7,020,303
		12,230,849

Technology services (0.3%)
Computer Sciences Corp.	12,800	588,800
		588,800

Telecommunications (0.7%)
Telecity Group PLC (United Kingdom) (NON)	204,944	1,595,905
		1,595,905

Telephone (2.3%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	115,400	5,044,166
		5,044,166

Tobacco (2.7%)
Philip Morris International, Inc.	106,000	5,938,120
		5,938,120

Total common stocks (cost $213,369,667)		$218,906,753

SENIOR LOANS (0.9%)(a)(c)
	Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$1,750,000	$1,901,667

Total senior loans (cost $1,865,374)		$1,901,667

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014 (i)	$102,934	$111,766
U.S. Treasury Notes 2.375s, August 31, 2014 (i)	118,000	124,761

Total U.S. treasury obligations (cost $236,527)		$236,527

SHORT-TERM INVESTMENTS (2.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	4,752,621	$4,752,621
Putnam Money Market Liquidity Fund 0.15% (e)	502,105	502,105

SSgA Prime Money Market Fund 0.18% (i) (P)	140,000	140,000

U.S. Treasury Bills with an effective yield of 0.36%,
November 18, 2010	$110,000	109,947
U.S. Treasury Bills with an effective yield of 0.21%,
June 2, 2011	75,000	74,898
U.S. Treasury Bills with an effective yield of zero %, November 12, 2010 (i)	280,000	279,944
U.S. Treasury Bills with effective yields ranging from
0.27% to 0.29%, March 10, 2011 (SEGSF)	541,000	540,562

Total short-term investments (cost $6,399,831)		$6,400,077

TOTAL INVESTMENTS

Total investments (cost $221,871,399) (b)		$227,445,024

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $127,121,781) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/20/10	$3,122,272	$2,926,491	$(195,781)
	British Pound	Sell	10/20/10	11,785	11,585	(200)
	Canadian Dollar	Sell	10/20/10	1,274,916	1,267,796	(7,120)
	Euro	Sell	10/20/10	586,195	550,123	(36,072)
	Norwegian Krone	Sell	10/20/10	814,452	775,812	(38,640)
	Swedish Krona	Sell	10/20/10	144,999	134,480	(10,519)
	Swiss Franc	Buy	10/20/10	1,784,815	1,731,292	53,523

Barclays Bank PLC
	British Pound	Buy	10/20/10	3,059,748	3,007,840	51,908
	Euro	Sell	10/20/10	861,153	807,851	(53,302)
	Hong Kong Dollar	Sell	10/20/10	1,189,837	1,188,227	(1,610)
	Japanese Yen	Buy	10/20/10	3,272,652	3,239,844	32,808
	Norwegian Krone	Buy	10/20/10	16,327	15,554	773
	Swedish Krona	Buy	10/20/10	1,053,307	976,383	76,924
	Swiss Franc	Buy	10/20/10	439,886	426,750	13,136

Citibank, N.A.
	Australian Dollar	Buy	10/20/10	1,120,439	1,050,003	70,436
	British Pound	Sell	10/20/10	1,685,753	1,657,347	(28,406)
	Canadian Dollar	Buy	10/20/10	1,084,072	1,057,310	26,762
	Danish Krone	Buy	10/20/10	1,033,470	968,298	65,172
	Euro	Buy	10/20/10	5,615,772	5,269,412	346,360
	Hong Kong Dollar	Sell	10/20/10	796,168	795,060	(1,108)
	Norwegian Krone	Sell	10/20/10	623,217	594,150	(29,067)
	Singapore Dollar	Sell	10/20/10	878,570	860,249	(18,321)
	Swedish Krona	Sell	10/20/10	238,805	221,657	(17,148)
	Swiss Franc	Buy	10/20/10	3,420,760	3,318,965	101,795

Credit Suisse AG
	Australian Dollar	Sell	10/20/10	326,481	305,925	(20,556)
	British Pound	Sell	10/20/10	151,950	149,372	(2,578)
	Canadian Dollar	Buy	10/20/10	289,183	282,130	7,053
	Euro	Buy	10/20/10	2,163,112	2,029,906	133,206
	Japanese Yen	Buy	10/20/10	3,634,326	3,599,216	35,110
	Norwegian Krone	Buy	10/20/10	2,612,143	2,490,776	121,367
	Swedish Krona	Buy	10/20/10	19,283	17,885	1,398
	Swiss Franc	Sell	10/20/10	2,874,902	2,788,771	(86,131)

Deutsche Bank AG
	Australian Dollar	Sell	10/20/10	2,546,611	2,386,267	(160,344)
	Canadian Dollar	Buy	10/20/10	921,534	899,288	22,246
	Euro	Buy	10/20/10	3,056,589	2,868,742	187,847
	Swedish Krona	Buy	10/20/10	342,659	317,975	24,684
	Swiss Franc	Buy	10/20/10	285,004	276,438	8,566

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	1,319,436	1,236,318	83,118
	British Pound	Buy	10/20/10	66,626	65,506	1,120
	Euro	Sell	10/20/10	449,807	422,180	(27,627)
	Japanese Yen	Sell	10/20/10	1,084,380	1,072,675	(11,705)
	Norwegian Krone	Sell	10/20/10	4,435,889	4,226,189	(209,700)
	Swedish Krona	Buy	10/20/10	353,968	328,763	25,205

HSBC Bank USA, National Association
	Australian Dollar	Sell	10/20/10	3,588,784	3,364,643	(224,141)
	British Pound	Buy	10/20/10	3,037,592	3,006,324	31,268
	Euro	Sell	10/20/10	4,925,103	4,622,027	(303,076)
	Hong Kong Dollar	Sell	10/20/10	1,135,173	1,133,805	(1,368)
	Norwegian Krone	Buy	10/20/10	2,098,677	2,001,087	97,590
	Swiss Franc	Sell	10/20/10	516,818	501,349	(15,469)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	5,356,009	5,019,552	336,457
	British Pound	Sell	10/20/10	65,526	64,427	(1,099)
	Canadian Dollar	Sell	10/20/10	1,644,249	1,603,567	(40,682)
	Euro	Sell	10/20/10	3,491,939	3,276,864	(215,075)
	Hong Kong Dollar	Sell	10/20/10	473,313	472,685	(628)
	Japanese Yen	Sell	10/20/10	234,786	232,207	(2,579)
	Norwegian Krone	Buy	10/20/10	177,238	168,942	8,296
	Singapore Dollar	Buy	10/20/10	2,590,391	2,537,552	52,839
	Swedish Krona	Sell	10/20/10	34,490	31,997	(2,493)
	Swiss Franc	Sell	10/20/10	1,972,610	1,913,512	(59,098)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	4,741,745	4,439,699	302,046
	British Pound	Buy	10/20/10	1,472,362	1,447,834	24,528
	Canadian Dollar	Sell	10/20/10	2,300,334	2,245,869	(54,465)
	Euro	Sell	10/20/10	1,084,147	1,016,975	(67,172)
	Israeli Shekel	Buy	10/20/10	303,653	292,956	10,697
	Japanese Yen	Buy	10/20/10	608,675	602,194	6,481
	Swedish Krona	Buy	10/20/10	510,172	473,153	37,019
	Swiss Franc	Buy	10/20/10	2,536,912	2,460,786	76,126

State Street Bank and Trust Co.
	Australian Dollar	Sell	10/20/10	850,993	797,412	(53,581)
	Canadian Dollar	Buy	10/20/10	591,498	576,830	14,668
	Euro	Sell	10/20/10	1,927,161	1,808,527	(118,634)
	Israeli Shekel	Buy	10/20/10	303,626	292,899	10,727
	Norwegian Krone	Sell	10/20/10	850,900	811,476	(39,424)
	Swedish Krona	Buy	10/20/10	1,622,069	1,504,677	117,392

UBS AG
	Australian Dollar	Sell	10/20/10	746,863	699,931	(46,932)
	British Pound	Buy	10/20/10	3,001,765	2,952,879	48,886
	Canadian Dollar	Buy	10/20/10	322,936	315,020	7,916
	Euro	Sell	10/20/10	2,855,553	2,679,664	(175,889)
	Israeli Shekel	Buy	10/20/10	303,626	292,348	11,278
	Norwegian Krone	Buy	10/20/10	2,189,703	2,087,189	102,514
	Swedish Krona	Sell	10/20/10	65,052	60,383	(4,669)
	Swiss Franc	Buy	10/20/10	1,567,674	1,520,557	47,117

Westpac Banking Corp.
	Australian Dollar	Buy	10/20/10	3,075,755	2,882,381	193,374
	British Pound	Sell	10/20/10	1,802,819	1,772,361	(30,458)
	Canadian Dollar	Buy	10/20/10	1,534,334	1,497,799	36,535
	Euro	Sell	10/20/10	853,243	800,924	(52,319)
	Japanese Yen	Sell	10/20/10	2,245,974	2,221,717	(24,257)

Total						$574,828

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

FRN	Floating Rate Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $222,744,882.

(b) The aggregate identified cost on a tax basis is $222,733,019, resulting in gross unrealized appreciation and depreciation of $17,547,068 and $12,835,063, respectively, or net unrealized appreciation of $4,712,005.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,621,111. The fund received cash collateral of $4,752,621 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,815 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $65,172,352 and $71,077,582, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $873,686 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	50.1%
Japan	8.2
United Kingdom	6.8
Canada	6.5
France	4.7
Netherlands	3.4
China	3.3
Russia	2.6
Finland	2.6
Australia	1.9
Austria	1.7
Switzerland	1.6
Taiwan	1.5
South Korea	1.2
Germany	1.1
Brazil	0.7
Hong Kong	0.6
South Africa	0.6
Other	0.9

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $116,600,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $110,889 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $868,225 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $290,767.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$24,538,772	$--	$--

	Capital goods	13,960,148	--	--

	Communication services	13,296,530	--	--

	Conglomerates	4,385,971	--	--

	Consumer cyclicals	21,246,768	--	--

	Consumer staples	20,924,533	--	--

	Energy	24,974,874	--	--

	Financial	35,476,128	--	743,638

	Health care	28,996,932	--	--

	Technology	23,063,634	--	--

	Transportation	6,786,706	--	--

	Utilities and power	512,119	--	--

Total common stocks		218,163,115	--	743,638

Senior loans		--	1,901,667	--

U.S. treasury obligations		--	236,527	--

Short-term investments		642,105	5,757,972	--

Totals by level		$218,805,220	$7,896,166	$743,638

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$574,828	$--

Totals by level	$--	$574,828	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$3,064,271	$2,489,443

Total	$3,064,271	$2,489,443

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Health Care Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (95.6%)(a)
	Shares	Value

Biotechnology (24.3%)
Amgen, Inc. (NON)	81,000	$4,463,910
Amylin Pharmaceuticals, Inc. (NON) (S)	50,900	1,061,265
Arqule, Inc. (NON)	41,600	214,240
Auxilium Pharmaceuticals, Inc. (NON) (S)	85,700	2,123,646
AVEO Pharmaceuticals, Inc. (NON) (S)	56,600	630,524
BioMarin Pharmaceuticals, Inc. (NON)	31,600	706,260
Celgene Corp. (NON)	33,000	1,901,130
Dendreon Corp. (NON)	84,300	3,471,474
Dyax Corp. (NON)	107,156	253,960
Genzyme Corp. (NON)	105,700	7,482,503
Human Genome Sciences, Inc. (NON)	67,900	2,022,741
Idenix Pharmaceuticals, Inc. (NON) (S)	67,000	207,700
Ironwood Pharmaceuticals, Inc. (NON)	72,894	742,061
Momenta Pharmaceuticals, Inc. (NON) (S)	31,700	477,085
Onyx Pharmaceuticals, Inc. (NON)	18,500	488,030
Sinovac Biotech, Ltd. (China) (NON) (S)	45,975	178,383
Theravance, Inc. (NON) (S)	22,427	450,783
United Therapeutics Corp. (NON)	37,400	2,094,774
WuXi PharmaTech (Cayman), Inc. ADR (China) (NON)	11,000	188,760
		29,159,229

Chemicals (0.2%)
Codexis, Inc. (NON) (S)	29,178	280,109
		280,109

Food (0.5%)
Mead Johnson Nutrition Co. Class A	3,100	176,421
Synutra International, Inc. (NON) (S)	37,276	430,538
		606,959

Health-care services (13.7%)
Aetna, Inc.	93,300	2,949,213
AmerisourceBergen Corp.	46,000	1,410,360
Cardinal Health, Inc.	18,200	601,328
CIGNA Corp.	42,500	1,520,650
Coventry Health Care, Inc. (NON)	24,750	532,868
McKesson Corp.	18,000	1,112,040
Omnicare, Inc.	98,700	2,356,956
Quest Diagnostics, Inc.	18,000	908,460
Sinopharm Group Co. (China)	34,800	143,751
Suzuken Co., Ltd. (Japan)	32,400	1,073,524
UnitedHealth Group, Inc.	42,300	1,485,153
WellPoint, Inc. (NON)	42,300	2,395,872
		16,490,175

Medical technology (21.0%)
Baxter International, Inc.	90,100	4,298,671
Becton, Dickinson and Co.	24,100	1,785,810
Boston Scientific Corp. (NON)	59,400	364,122
China Kanghui Holdings, Inc. ADR (China) (NON) (S)	32,189	456,118
China Medical Technologies, Inc. ADR (China) (S)	95,200	1,236,648
Covidien PLC (Ireland)	84,700	3,404,093
CSL, Ltd. (Australia)	36,967	1,181,441
Edwards Lifesciences Corp. (NON)	8,530	571,937
Life Technologies Corp. (NON)	42,000	1,960,980
Medtronic, Inc.	136,300	4,576,954
Microport Scientific Corp. (China) (NON)	72,000	80,270
St. Jude Medical, Inc. (NON)	68,200	2,682,988
Synthes, Inc. (China)	7	810
Thermo Fisher Scientific, Inc. (NON)	13,300	636,804
West Pharmaceutical Services, Inc.	20,200	693,062
Zimmer Holdings, Inc. (NON)	25,900	1,355,347
		25,286,055

Pharmaceuticals (34.6%)
Abbott Laboratories	132,500	6,921,800
Astellas Pharma, Inc. (Japan)	34,300	1,240,131
Bayer AG (Germany)	10,653	743,272
Eli Lilly & Co.	17,500	639,275
GlaxoSmithKline PLC (United Kingdom)	129,420	2,551,527
Johnson & Johnson	65,300	4,045,987
Merck & Co., Inc.	90,600	3,334,986
Novartis AG (Switzerland)	66,712	3,829,882
Ono Pharmaceutical Co., Ltd. (Japan)	13,000	566,675
Pfizer, Inc.	530,515	9,108,943
Roche Holding AG (Switzerland)	7,963	1,088,722
Sanofi-Aventis (France)	37,490	2,499,380
Somaxon Pharmaceuticals, Inc. (NON) (S)	211,300	821,957
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	78,706	4,151,742
		41,544,279

Retail (1.3%)

CVS Caremark Corp.	49,900	1,570,353
		1,570,353
Total common stocks (cost $100,165,501)		$114,937,159

MORTGAGE-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value

Fannie Mae Ser. 2010-99, Class JU, 3s, 2040 (i)	$119,509	$123,674

Total mortgage-backed securities (cost $123,674)		$123,674

SHORT-TERM INVESTMENTS (9.8%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	6,727,895	$ 6,727,895
Putnam Money Market Liquidity Fund 0.15% (e)	$ 4,520,101	4,520,101
U.S. Treasury Bills with an effective yield of zero%,
November 12, 2010 (i)	120,000	119,976
U.S. Treasury Bills with an effective yield of zero%,
October 14, 2010 (i)	95,000	95,000
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011	160,000	159,693
U.S. Treasury Bills, for effective yields ranging from
0.21% to 0.24%, June 2, 2011	40,000	39,946
U.S. Treasury Bills for effective yields ranging from
0.29% to 0.30%, March 10, 2011	20,000	19,984
U.S. Treasury Bills for an effective yield of 0.36%,
November 18, 2010	80,000	79,978

Total short-term investments (cost $11,762,538)		$11,762,573

TOTAL INVESTMENTS

Total investments (cost $112,051,713)(b)		$126,823,406

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $13,195,604) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	appreciation

Bank of America N.A.
	Euro	Buy	10/20/10	$3,679,882	$3,453,433	$226,449

Citibank, N.A.
	British Pound	Buy	10/20/10	3,163,144	3,109,843	53,301
	Danish Krone	Buy	10/20/10	1,715,892	1,613,170	102,722

Credit Suisse AG
	Japanese Yen	Buy	10/20/10	2,064,862	2,044,915	19,947

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	1,738,659	1,630,070	108,589

JPMorgan Chase Bank, N.A.
	Swiss Franc	Buy	10/20/10	1,385,688	1,344,173	41,515

Total						$552,523

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $120,271,092.

(b) The aggregate identified cost on a tax basis is $115,228,061, resulting in gross unrealized appreciation and depreciation of $18,740,546 and $7,145,201, respectively, or net unrealized appreciation of $11,595,345.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash colleral. At the end of the reporting period, the value of securities loaned amounted to $6,499,429. Certain of these securities were sold prior to the close of the reporting period. The fund received cash collateral of $6,727,896 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Mangement, LLC, (Putnam Management), the fund's manager, an idirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,248 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $23,481,580 and $22,249,775, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	79.4%
Switzerland	4.1
Israel	3.5
Ireland	2.9
Japan	2.4
United Kingdom	2.1
France	2.1
China	1.9
Australia	1.0
Germany	0.6

Total	100.0

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC.

Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2.

The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees.

Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates.

The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$ 280,109	$--	$--

Consumer staples	2,177,312	--	--

Health care	112,479,738	--	--

Total common stocks	114,937,159	--	--

Mortgage-backed securities		123,674	--

Short-term investments	4,520,101	7,242,472	--

Totals by level	$119,457,260	$7,366,146	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	--	$552,523	--

Totals by level	$--	$552,523	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$ 552,523	--

Total	$552,523	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Utilities Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Communications equipment (0.9%)
Qualcomm, Inc.	30,200	$1,362,624
		1,362,624

Electric utilities (65.4%)
AES Corp. (The) (NON)	376,007	4,267,679
AGL Energy, Ltd. (Australia)	154,290	2,412,539
Alliant Energy Corp.	66,758	2,426,653
Ameren Corp.	189,028	5,368,395
American Electric Power Co., Inc.	145,494	5,271,248
CMS Energy Corp. (S)	260,167	4,688,209
E.ON AG (Germany)	274,040	8,085,386
Edison International	121,815	4,189,218
Endesa SA (Spain)	77,398	2,072,960
Energias de Portugal (EDP) SA (Portugal)	238,569	818,106
Entergy Corp.	57,314	4,386,240
Exelon Corp.	84,415	3,594,391
Fortum OYJ (Finland)	292,252	7,650,023
Great Plains Energy, Inc.	117,200	2,215,080
Hong Kong Electric Holdings, Ltd. (Hong Kong)	216,000	1,312,617
ITC Holdings Corp.	23,100	1,437,975
Kansai Electric Power, Inc. (Japan)	100,600	2,445,332
Kyushu Electric Power Co., Inc. (Japan)	94,700	2,164,507
National Grid PLC (United Kingdom)	239,429	2,031,883
Northeast Utilities	49,204	1,454,962
NV Energy, Inc.	195,958	2,576,848
Pepco Holdings, Inc.	59,900	1,114,140
PG&E Corp.	175,279	7,961,172
Pinnacle West Capital Corp.	73,197	3,020,840
PPL Corp.	181,547	4,943,525
Terna SPA (Italy)	458,523	1,949,835
Tokyo Electric Power Co. (Japan)	409,900	10,007,871
Wisconsin Energy Corp.	45,304	2,618,571
XCEL Energy, Inc.	47,900	1,100,263
		103,586,468

Electronics (0.5%)
Elster Group SE ADR (Germany) (NON)	53,847	754,682
		754,682

Energy (other) (0.6%)
First Solar, Inc. (NON) (S)	6,800	1,001,980
		1,001,980

Manufacturing (0.6%)
General Cable Corp. (NON)	38,900	1,054,968
		1,054,968

Natural gas utilities (21.6%)
Centrica PLC (United Kingdom)	1,779,665	9,047,753
GDF Suez (France)	156,278	5,597,871
Sempra Energy	82,637	4,445,871
Snam Rete Gas SpA (Italy)	1,011,888	5,127,688
Tokyo Gas Co., Ltd. (Japan)	1,819,000	8,267,190
UGI Corp.	58,000	1,659,380
		34,145,753

Oil and gas (1.0%)
Questar Corp.	92,300	1,618,019
		1,618,019

Power producers (3.0%)
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	566,000	2,246,828
International Power PLC (United Kingdom)	406,792	2,480,461
		4,727,289

Transportation services (2.9%)
Deutsche Post AG (Germany)	169,426	3,074,859
TNT NV (Netherlands)	56,574	1,521,016
		4,595,875

Water Utilities (0.6%)
American Water Works Co., Inc.	41,112	956,676
		956,676

Total common stocks (cost $125,436,443)		$153,804,334

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	11,257	$708,628
PPL Corp. $4.75 cv. pfd. (NON)	28,758	1,631,154

Total convertible preferred stocks (cost $2,193,534)		$2,339,782

SHORT-TERM INVESTMENTS (6.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	4,665,000	$4,665,000
Putnam Money Market Liquidity Fund 0.15% (e)	4,895,139	4,895,139
U.S. Treasury Bills with an effective yield of zero%, November 11, 2010 (i)	$110,000	109,978
U.S. Treasury Bills with an effective yield of zero%, December 2, 2010 (i)	111,000	110,978
U.S. Treasury Bills with an effective yield of 0.21%,
June 2, 2011	42,000	41,943
U.S. Treasury Bills with an effective yield of 0.36%,
November 18, 2010	100,000	99,953

Total short-term investments (cost $9,922,990)		$9,922,991

TOTAL INVESTMENTS

Total investments (cost $137,552,967) (b)		$166,067,107

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $41,643,483) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Sell	10/20/10	$446,921	$418,896	$(28,025)
	Euro	Sell	10/20/10	1,101,060	1,033,304	(67,756)

Barclays Bank PLC
	British Pound	Sell	10/20/10	420,181	413,053	(7,128)
	Euro	Buy	10/20/10	1,021,545	958,316	63,229
	Japanese Yen	Sell	10/20/10	521,183	515,958	(5,225)

Citibank, N.A.
	British Pound	Sell	10/20/10	1,054,538	1,036,769	(17,769)
	Euro	Buy	10/20/10	4,437,653	4,163,955	273,698
	Hong Kong Dollar	Sell	10/20/10	718,277	717,277	(1,000)

Credit Suisse AG
	British Pound	Buy	10/20/10	2,263,384	2,224,986	38,398
	Euro	Buy	10/20/10	4,837,406	4,539,514	297,892
	Japanese Yen	Buy	10/20/10	828,715	820,709	8,006

Deutsche Bank AG
	Euro	Sell	10/20/10	577,330	541,849	(35,481)

Goldman Sachs International
	Australian Dollar	Sell	10/20/10	765,006	716,815	(48,191)
	Euro	Buy	10/20/10	928,802	871,755	57,047
	Japanese Yen	Buy	10/20/10	236,523	233,969	2,554

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	408,126	382,636	25,490
	British Pound	Buy	10/20/10	966,228	974,100	(7,872)
	Euro	Sell	10/20/10	1,058,370	993,241	(65,129)
	Hong Kong Dollar	Buy	10/20/10	2,006,705	2,004,287	2,418

JPMorgan Chase Bank, N.A.
	British Pound	Buy	10/20/10	623,358	612,907	10,451
	Canadian Dollar	Buy	10/20/10	2,029,535	1,979,320	50,215
	Euro	Sell	10/20/10	2,302,364	2,169,742	(132,622)
	Hong Kong Dollar	Buy	10/20/10	1,381,967	1,380,133	1,834

Royal Bank of Scotland PLC (The)
	British Pound	Sell	10/20/10	2,540,414	2,498,093	(42,321)
	Euro	Sell	10/20/10	401,253	376,392	(24,861)

State Street Bank and Trust Co.
	Euro	Sell	10/20/10	763,909	716,883	(47,026)

UBS AG
	British Pound	Buy	10/20/10	1,265,729	1,244,409	21,320
	Euro	Buy	10/20/10	5,162,964	4,844,948	318,016

Westpac Banking Corp.
	British Pound	Buy	10/20/10	806,892	793,260	13,632
	Euro	Buy	10/20/10	564,510	529,895	34,615
	Japanese Yen	Sell	10/20/10	946,333	936,112	(10,221)

Total						$678,188

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $158,349,413.

(b) The aggregate identified cost on a tax basis is $138,212,787, resulting in gross unrealized appreciation and depreciation of $34,389,224 and $6,534,904, respectively, or net unrealized appreciation of $27,854,320.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $4,488,100. The fund received cash collateral of $4,665,000 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,287 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $34,057,640 and $30,197,052, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $366,784 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	51.0%
Japan	14.2
United Kingdom	8.4
Germany	7.4
Finland	4.7
Italy	4.4
France	3.5
Hong Kong	2.2
Australia	1.5
Spain	1.3
Netherlands	0.9
Portugal	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $35,700,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $531,310 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $360,685 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Capital goods	$1,054,968	$--	$--

Energy	2,619,999	--	--

Technology	2,117,306	--	--

Transportation	4,595,875	--	--

Utilities and power	143,416,186	--	--

Total common stocks	153,804,334	--	--

Convertible preferred stocks	--	2,339,782	--

Short-term investments	4,895,139	5,027,852	--

Totals by level	$158,699,473	$7,367,634	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$678,188	$--

Totals by level	$--	$678,188	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,218,814	$540,626

Total	$1,218,814	$540,626

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and defense (3.9%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (S)	140,800	$3,997,312
Goodrich Corp.	90,800	6,694,684
L-3 Communications Holdings, Inc.	81,500	5,890,005
Northrop Grumman Corp.	147,700	8,955,051
Precision Castparts Corp.	21,800	2,776,230
Raytheon Co.	228,600	10,449,306
United Technologies Corp.	190,800	13,590,684
		52,353,272

Automotive (0.2%)
Dongfeng Motor Group Co., Ltd. (China)	1,446,000	2,959,521
		2,959,521

Banking (10.9%)
Bank of America Corp.	2,276,945	29,850,749
Bank of New York Mellon Corp. (The)	476,100	12,440,493
Barclays PLC (United Kingdom)	556,068	2,618,170
BNP Paribas SA (France)	28,239	2,009,558
Citigroup, Inc. (NON)	2,761,700	10,770,630
JPMorgan Chase & Co.	948,158	36,096,375
PNC Financial Services Group, Inc.	109,600	5,689,336
State Street Corp.	294,600	11,094,636
SunTrust Banks, Inc.	103,100	2,663,073
U.S. Bancorp	246,100	5,320,682
Wells Fargo & Co.	1,059,520	26,625,738
		145,179,440

Beverage (0.9%)
Coca-Cola Co. (The)	145,000	8,485,400
Coca-Cola Enterprises	118,100	3,661,100
		12,146,500

Biotechnology (0.8%)
Amgen, Inc. (NON)	90,700	4,998,477
Genzyme Corp. (NON)	70,000	4,955,300
		9,953,777

Broadcasting (0.6%)
DISH Network Corp. Class A	398,200	7,629,512
		7,629,512

Building materials (0.1%)
Masco Corp.	136,900	1,507,269
		1,507,269

Cable television (2.0%)
Comcast Corp. Class A	713,500	12,900,080
DIRECTV Class A (NON)	250,035	10,408,957
Time Warner Cable, Inc.	70,648	3,814,286
		27,123,323

Chemicals (2.1%)
CF Industries Holdings, Inc.	22,900	2,186,950
Dow Chemical Co. (The)	493,900	13,562,494
E.I. du Pont de Nemours & Co.	266,300	11,882,306
		27,631,750

Combined utilities (0.3%)
El Paso Corp.	316,300	3,915,794
		3,915,794

Commercial and consumer services (0.2%)
Alliance Data Systems Corp. (NON) (S)	50,200	3,276,052
		3,276,052

Communications equipment (2.2%)
Cisco Systems, Inc. (NON)	539,500	11,815,050
Harris Corp.	88,400	3,915,236
Motorola, Inc. (NON)	495,800	4,229,174
Nokia Corp. ADR (Finland) (S)	239,100	2,398,173
Qualcomm, Inc.	162,300	7,322,976
		29,680,609

Computers (1.9%)

Hewlett-Packard Co.	435,810	18,334,527
IBM Corp.	35,900	4,815,626
Seagate Technology (NON)	201,500	2,373,670
		25,523,823

Conglomerates (2.7%)
3M Co.	37,215	3,226,913
General Electric Co.	1,269,470	20,628,888
SPX Corp.	35,300	2,233,784
Tyco International, Ltd.	265,075	9,736,205
		35,825,790

Consumer finance (0.3%)
Discover Financial Services	253,500	4,228,380
		4,228,380

Consumer goods (1.5%)
Estee Lauder Cos., Inc. (The) Class A	33,940	2,146,026
Newell Rubbermaid, Inc.	375,900	6,694,779
Procter & Gamble Co. (The)	195,500	11,724,135
		20,564,940

Consumer services (0.7%)
Avis Budget Group, Inc. (NON)	422,100	4,917,465
Hertz Global Holdings, Inc. (NON) (S)	404,400	4,282,596
		9,200,061

Electric utilities (4.1%)
AES Corp. (The) (NON)	379,400	4,306,190
Ameren Corp.	211,100	5,995,240
American Electric Power Co., Inc.	245,141	8,881,458
CMS Energy Corp. (S)	140,900	2,539,018
Edison International	199,500	6,860,805
Entergy Corp.	72,922	5,580,721
Exelon Corp.	48,627	2,070,538
Great Plains Energy, Inc.	222,700	4,209,030
NV Energy, Inc.	107,900	1,418,885
PG&E Corp.	225,600	10,246,752
PPL Corp.	110,400	3,006,192
		55,114,829

Electrical equipment (1.0%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	95,720	1,340,080
Emerson Electric Co.	232,000	12,217,120
		13,557,200

Electronics (1.7%)
Elster Group SE ADR (Germany) (NON)	103,100	1,422,775
Integrated Device Technology, Inc. (NON)	362,221	2,118,993
Intersil Corp. Class A	146,000	1,706,740
Jabil Circuit, Inc.	192,200	2,769,602
Marvell Technology Group, Ltd. (NON)	118,100	2,067,931
MEMC Electronic Materials, Inc. (NON)	471,600	5,621,472
Texas Instruments, Inc.	231,100	6,272,054
		21,979,567

Energy (oil field) (3.1%)
Halliburton Co.	215,300	7,119,971
Helix Energy Solutions Group, Inc. (NON)	230,800	2,571,112
National Oilwell Varco, Inc.	177,700	7,902,319
Schlumberger, Ltd.	211,989	13,060,642
Transocean, Ltd. (Switzerland) (NON)	90,300	5,805,387
Weatherford International, Ltd. (Switzerland) (NON)	291,622	4,986,736
		41,446,167

Energy (other) (0.3%)
First Solar, Inc. (NON) (S)	24,900	3,669,015
		3,669,015

Engineering and construction (0.8%)
Fluor Corp.	113,400	5,616,702
Foster Wheeler AG (Switzerland) (NON)	224,600	5,493,716
		11,110,418

Financial (0.2%)
KKR & Co. LP	259,698	2,752,799
		2,752,799

Food (0.9%)
Kellogg Co.	50,400	2,545,704
Kraft Foods, Inc. Class A (S)	290,813	8,974,489
		11,520,193

Forest products and packaging (0.2%)

International Paper Co.	123,800	2,692,650
		2,692,650

Health-care services (2.9%)
Aetna, Inc.	369,000	11,664,090
CIGNA Corp.	179,900	6,436,822
Lincare Holdings, Inc.	84,200	2,112,578
McKesson Corp.	51,800	3,200,204
Omnicare, Inc.	168,700	4,028,556
WellPoint, Inc. (NON)	190,400	10,784,256
		38,226,506

Homebuilding (0.5%)
D.R. Horton, Inc.	218,300	2,427,496
Toll Brothers, Inc. (NON)	191,100	3,634,722
		6,062,218

Insurance (6.6%)
ACE, Ltd. (S)	208,800	12,162,600
Aflac, Inc.	231,900	11,991,549
Allstate Corp. (The)	361,800	11,414,790
Assured Guaranty, Ltd. (Bermuda)	227,267	3,888,538
Chubb Corp. (The)	151,117	8,612,158
Everest Re Group, Ltd.	92,600	8,007,122
Hartford Financial Services Group, Inc. (The)	316,000	7,252,200
Marsh & McLennan Cos., Inc.	110,600	2,667,672
MetLife, Inc.	239,200	9,197,240
Prudential Financial, Inc.	57,800	3,131,604
Travelers Cos., Inc. (The)	92,300	4,808,830
XL Group PLC	200,400	4,340,664
		87,474,967

Investment banking/Brokerage (1.8%)
Goldman Sachs Group, Inc. (The)	98,669	14,265,564
Morgan Stanley	375,264	9,261,516
		23,527,080

Lodging/Tourism (0.6%)
Wyndham Worldwide Corp.	270,139	7,420,718
		7,420,718

Machinery (1.3%)
Bucyrus International, Inc. Class A	84,100	5,832,335
Lonking Holdings, Ltd. (China)	3,232,000	3,265,804
Parker Hannifin Corp.	124,263	8,705,866
		17,804,005

Manufacturing (0.5%)
Ingersoll-Rand PLC	196,000	6,999,160
		6,999,160

Media (2.0%)
Interpublic Group of Companies, Inc. (The) (NON)	207,700	2,083,231
Time Warner, Inc.	444,500	13,623,925
Viacom, Inc. Class B	158,800	5,746,972
Walt Disney Co. (The)	155,100	5,135,361
		26,589,489

Medical technology (2.9%)
Baxter International, Inc.	269,400	12,853,074
Boston Scientific Corp. (NON)	968,430	5,936,476
Covidien PLC (Ireland)	200,854	8,072,322
Hospira, Inc. (NON)	35,100	2,001,051
Medtronic, Inc.	292,800	9,832,224
		38,695,147

Metals (2.3%)
Alcoa, Inc.	408,100	4,942,091
Freeport-McMoRan Copper & Gold, Inc. Class B	113,476	9,689,716
Newmont Mining Corp.	49,100	3,083,971
Nucor Corp. (S)	135,200	5,164,640
Steel Dynamics, Inc.	221,300	3,122,543
U.S. Steel Corp. (S)	116,800	5,120,512
		31,123,473

Oil and gas (10.6%)
Apache Corp.	150,803	14,742,501
BP PLC ADR (United Kingdom)	124,900	5,142,133
Chevron Corp.	485,200	39,325,460
ConocoPhillips	128,800	7,396,984
EOG Resources, Inc.	79,000	7,344,630
Exxon Mobil Corp.	557,018	34,418,142
Nexen, Inc. (Canada)	182,700	3,672,270
Occidental Petroleum Corp.	216,686	16,966,514
Petrohawk Energy Corp. (NON)	107,932	1,742,022
QEP Resources, Inc.	85,200	2,567,928
Royal Dutch Shell PLC ADR (United Kingdom)	47,400	2,858,220

Total SA ADR (France)	114,200	5,892,720
		142,069,524

Pharmaceuticals (6.7%)
Abbott Laboratories	299,600	15,651,104
Johnson & Johnson	174,100	10,787,236
Merck & Co., Inc.	517,625	19,053,776
Pfizer, Inc.	2,538,016	43,577,735
		89,069,851

Publishing (0.3%)
R. R. Donnelley & Sons Co.	267,300	4,533,408
		4,533,408

Real estate (0.2%)
Chimera Investment Corp. (R)	723,900	2,859,405
		2,859,405

Regional Bells (4.6%)
AT&T, Inc.	1,042,900	29,826,940
Verizon Communications, Inc.	958,500	31,237,515
		61,064,455

Restaurants (0.3%)
Domino's Pizza, Inc. (NON)	161,500	2,135,030
McDonald's Corp.	27,600	2,056,476
		4,191,506

Retail (4.8%)
Bed Bath & Beyond, Inc. (NON)	86,700	3,763,647
CVS Caremark Corp.	425,300	13,384,191
Home Depot, Inc. (The)	118,100	3,741,408
Lowe's Cos., Inc.	393,300	8,766,657
Macy's, Inc.	293,900	6,786,151
Nordstrom, Inc.	82,100	3,054,120
Office Depot, Inc. (NON)	658,900	3,030,940
Staples, Inc.	99,600	2,083,632
SUPERVALU, Inc.	286,800	3,306,804
Target Corp.	101,800	5,440,192
Wal-Mart Stores, Inc.	204,280	10,933,066
		64,290,808

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	144,800	7,435,480
		7,435,480

Semiconductor (1.5%)
Atmel Corp. (NON)	641,008	5,102,424
FormFactor, Inc. (NON)	174,436	1,500,150
KLA-Tencor Corp.	174,200	6,137,066
Lam Research Corp. (NON)	118,900	4,975,965
Novellus Systems, Inc. (NON)	85,000	2,259,300
		19,974,905

Shipping (0.1%)
Nordic American Tanker Shipping (Bermuda) (S)	49,100	1,313,916
		1,313,916

Software (2.1%)
CA, Inc.	188,000	3,970,560
Electronic Arts, Inc. (NON)	192,900	3,169,347
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	35,400	1,392,990
Microsoft Corp.	501,000	12,269,490
Oracle Corp.	283,800	7,620,030
		28,422,417

Technology services (0.2%)
Unisys Corp. (NON)	79,588	2,220,505
		2,220,505

Telecommunications (0.6%)
Sprint Nextel Corp. (NON)	730,400	3,381,752
Vodafone Group PLC ADR (United Kingdom)	205,400	5,095,974
		8,477,726

Textiles (0.5%)
Hanesbrands, Inc. (NON)	251,000	6,490,860
		6,490,860

Tobacco (1.0%)
Philip Morris International, Inc.	239,000	13,388,780
		13,388,780

Waste Management (0.1%)
Republic Services, Inc.	65,200	1,987,948
		1,987,948

Total common stocks (cost $1,126,999,394)		$1,324,256,908

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$1,880,000	$2,810,412

Total convertible bonds and notes (cost $1,880,000)		$2,810,412

SHORT-TERM INVESTMENTS (4.5%)(a)
	Shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)	11,171,448	$11,171,448
Putnam Cash Collateral Pool, LLC 0.22% (d)	48,428,840	48,428,840

Total short-term investments (cost $59,600,288)		$59,600,288

TOTAL INVESTMENTS

Total investments (cost $1,188,479,682) (b)		$1,386,667,608

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,335,569,850.

(b) The aggregate identified cost on a tax basis is $1,225,624,471, resulting in gross unrealized appreciation and depreciation of $218,466,202 and $57,423,065, respectively, or net unrealized appreciation of $161,043,137.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $46,801,794. The fund received cash collateral of $48,428,840 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $15,390 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $189,524,431 and $195,929,403, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

Debt obligations are considered secured unless otherwise indicated.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$61,447,873	$--	$--

Capital goods	103,812,003	--	--

Communication services	96,665,504	--	--

Conglomerates	35,825,790	--	--

Consumer cyclicals	114,068,860	--	--

Consumer staples	95,138,455	--	--

Energy	187,184,706	--	--

Financial	266,022,071	--	--

Health care	175,945,281	--	--

Technology	127,801,826	--	--

Transportation	1,313,916	--	--

Utilities and power	59,030,623	--	--

Total common stocks	1,324,256,908	--	--

Convertible bonds and notes	--	2,810,412	--

Short-term investments	11,171,448	48,428,840	--

Totals by level	$1,335,428,356	$51,239,252	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (98.7%)(a)
	Shares	Value

Advertising and marketing services (0.9%)
Omnicom Group, Inc.	6,100	$240,828
		240,828

Aerospace and defense (4.2%)
Goodrich Corp.	3,410	251,419
MTU Aero Engines Holding AG (Germany)	1,052	60,162
Northrop Grumman Corp.	2,200	133,386
Precision Castparts Corp.	1,617	205,925
United Technologies Corp.	6,040	430,229
		1,081,121

Automotive (0.5%)
Lear Corp. (NON)	1,640	129,445
		129,445

Banking (2.2%)
Banco Santander Brasil SA ADS (Brazil)	6,751	92,961
Bond Street Holdings, LLC 144A Class A (F)(NON)	4,228	86,674
JPMorgan Chase & Co.	4,000	152,280
PNC Financial Services Group, Inc.	3,300	171,303
State Street Corp.	1,680	63,269
		566,487

Beverage (2.4%)
Coca-Cola Co. (The)	4,200	245,784
Coca-Cola Enterprises	7,990	247,690
PepsiCo, Inc.	1,900	126,236
		619,710

Biotechnology (2.0%)
Amgen, Inc. (NON)	2,870	158,166
Dendreon Corp. (NON)	2,760	113,657
Genzyme Corp. (NON)	1,600	113,264
Human Genome Sciences, Inc. (NON)	4,090	121,841
		506,928

Cable television (0.8%)
DIRECTV Class A (NON)	4,840	201,489
		201,489

Chemicals (2.7%)
Agrium, Inc. (Canada)	1,800	134,982
Albemarle Corp.	5,400	252,774
Celanese Corp. Ser. A	4,500	144,450
Huntsman Corp.	14,060	162,534
		694,740

Combined utilities (1.2%)
El Paso Corp.	24,850	307,643
		307,643

Commercial and consumer services (2.2%)
Mastercard, Inc. Class A	1,780	398,720
Priceline.com, Inc. (NON)	445	155,011
		553,731

Communications equipment (5.5%)
Cisco Systems, Inc. (NON)	30,011	657,241
Harris Corp.	1,670	73,964
Nokia Corp. ADR (Finland)	6,700	67,201
Qualcomm, Inc.	12,850	579,792
Syniverse Holdings, Inc. (NON)	1,700	38,539
		1,416,737

Computers (10.8%)
Apple, Inc. (NON)	4,824	1,368,813
Brocade Communications Systems, Inc. (NON)	6,900	40,296
EMC Corp. (NON)	19,050	386,906
Hewlett-Packard Co.	12,160	511,571
IBM Corp.	2,480	332,667
Polycom, Inc. (NON)	4,200	114,576
SMART Technologies, Inc. Class A (Canada) (NON)	2,334	31,626
		2,786,455

Conglomerates (1.5%)
3M Co.	2,790	241,921

Tyco International, Ltd.	3,650	134,065
		375,986

Consumer goods (2.0%)
Colgate-Palmolive Co.	1,600	122,976
Estee Lauder Cos., Inc. (The) Class A	1,500	94,845
Newell Rubbermaid, Inc.	4,200	74,802
Procter & Gamble Co. (The)	3,600	215,892
		508,515

Consumer services (0.6%)
Avis Budget Group, Inc. (NON)	13,290	154,829
		154,829

Electric utilities (0.5%)
AES Corp. (The) (NON)	11,700	132,795
		132,795

Electrical equipment (0.6%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	2,953	41,342
Emerson Electric Co.	2,000	105,320
		146,662

Electronics (3.8%)
Elster Group SE ADR (Germany) (NON)	2,800	38,640
Intel Corp.	6,700	128,841
Marvell Technology Group, Ltd. (NON)	7,200	126,072
Sensata Technologies Holding NV (Netherlands) (NON)	8,553	169,007
Texas Instruments, Inc.	11,680	316,995
Tyco Electronics, Ltd. (Switzerland)	6,790	198,404
		977,959

Energy (oil field) (2.4%)
Global Geophysical Services, Inc. (NON)	8,751	63,795
Halliburton Co.	2,850	94,250
National Oilwell Varco, Inc.	3,400	151,198
Schlumberger, Ltd.	5,050	311,131
		620,374

Energy (other) (0.6%)
First Solar, Inc. (NON) (S)	1,084	159,727
		159,727

Engineering and construction (0.4%)
Shaw Group, Inc. (NON)	3,250	109,070
		109,070

Financial (1.0%)
AerCap Holdings NV (Netherlands) (NON)	5,000	59,150
CME Group, Inc.	730	190,129
		249,279

Food (0.6%)
Kraft Foods, Inc. Class A	4,900	151,214
		151,214

Forest products and packaging (0.3%)
Buckeye Technologies, Inc.	4,500	66,195
		66,195

Health-care services (2.8%)
Aetna, Inc.	9,000	284,490
Express Scripts, Inc. (NON)	4,300	209,410
McKesson Corp.	1,750	108,115
Omnicare, Inc.	5,090	121,549
		723,564

Insurance (3.0%)
Aflac, Inc.	8,364	432,502
Assured Guaranty, Ltd. (Bermuda)	2,850	48,764
Hartford Financial Services Group, Inc. (The)	7,700	176,715
Ping An Insurance (Group) Co. of China, Ltd. (China)	5,000	51,038
Progressive Corp. (The)	3,600	75,132
		784,151

Investment banking/Brokerage (0.8%)
Goldman Sachs Group, Inc. (The)	1,415	204,581
		204,581

Machinery (1.0%)
Parker Hannifin Corp.	3,700	259,222

		259,222

Manufacturing (1.1%)
Eaton Corp.	1,900	156,731
Ingersoll-Rand PLC	3,500	124,985
		281,716

Media (1.2%)
Time Warner, Inc.	10,200	312,630
		312,630

Medical technology (5.5%)
Baxter International, Inc.	6,450	307,730
Covidien PLC (Ireland)	9,400	377,786
Hospira, Inc. (NON)	2,190	124,852
Medtronic, Inc.	3,800	127,604
Pall Corp.	3,340	139,078
Stryker Corp.	1,770	88,589
Thermo Fisher Scientific, Inc. (NON)	5,400	258,552
		1,424,191

Metals (1.2%)
Freeport-McMoRan Copper & Gold, Inc. Class B	800	68,312
Teck Resources Limited Class B (Canada)	4,769	196,292
Vedanta Resources PLC (United Kingdom)	1,535	52,227
		316,831

Oil and gas (3.7%)
Anadarko Petroleum Corp.	2,000	114,100
El Paso Pipeline Partners, LP (Units)	2,575	82,580
EOG Resources, Inc.	2,100	195,237
Oil States International, Inc. (NON)	2,580	120,099
Petrohawk Energy Corp. (NON)	4,736	76,439
Petroleo Brasileiro SA ADR (Brazil)	3,600	130,572
Suncor Energy, Inc. (Canada)	4,060	132,153
Warren Resources, Inc. (NON)	26,412	104,856
		956,036

Pharmaceuticals (2.1%)
Abbott Laboratories	7,000	365,680
Akorn, Inc. (NON)	9,051	36,566
Somaxon Pharmaceuticals, Inc. (NON) (S)	5,887	22,900
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	2,370	125,018
		550,164

Railroads (0.6%)
Kansas City Southern (NON)	4,125	154,316
		154,316

Restaurants (1.3%)
Cheesecake Factory, Inc. (The) (NON)	3,800	100,586
McDonald's Corp.	3,270	243,648
		344,234

Retail (8.6%)
Amazon.com, Inc. (NON)	1,740	273,284
American Eagle Outfitters, Inc.	4,400	65,824
Big Lots, Inc. (NON)	1,960	65,170
Costco Wholesale Corp.	4,800	309,552
CVS Caremark Corp.	11,930	375,437
Kohl's Corp. (NON)	4,530	238,640
Lowe's Cos., Inc.	8,580	191,248
Staples, Inc.	5,600	117,152
Target Corp.	8,595	459,317
Urban Outfitters, Inc. (NON)	3,970	124,817
		2,220,441

Schools (0.6%)
Apollo Group, Inc. Class A (NON)	2,780	142,753
		142,753

Semiconductor (1.7%)
Atmel Corp. (NON)	20,670	164,533
KLA-Tencor Corp.	2,600	91,598
Novellus Systems, Inc. (NON)	7,050	187,389
		443,520

Shipping (0.6%)
United Parcel Service, Inc. Class B	2,500	166,725
		166,725

Software (5.0%)
BMC Software, Inc. (NON)	6,000	242,880
Microsoft Corp.	22,600	553,474
Oracle Corp.	18,670	501,290

				1,297,644

Technology (0.5%)
Tech Data Corp. (NON)			3,400	137,020
				137,020

Technology services (3.1%)
Google, Inc. Class A (NON)			1,366	718,229
Western Union Co. (The)			3,800	67,146
				785,375

Telecommunications (1.8%)
American Tower Corp. Class A (NON)			4,962	254,352
Iridium Communications, Inc. (NON)			10,494	89,619
NII Holdings, Inc. (NON)			2,899	119,149
				463,120

Textiles (1.3%)
Hanesbrands, Inc. (NON)			6,260	161,884
VF Corp.			2,060	166,901
				328,785

Tobacco (1.5%)
Philip Morris International, Inc.			6,900	386,538
				386,538

Total common stocks (cost $20,862,326)				$25,441,476

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

JPMorgan Chase & Co. (W)	10/28/18	$42.42	10,119	$118,089

Total warrants (cost $108,779)				$118,089

SHORT-TERM INVESTMENTS (2.0%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills 0.22%, June 2, 2011			$10,000	$9,986
Putnam Cash Collateral Pool, LLC 0.22% (d)			169,938	169,938
Putnam Money Market Liquidity Fund 0.15% (e)			341,755	341,755

Total short-term investments (cost $521,678)				$521,679

TOTAL INVESTMENTS

Total investments (cost $21,492,783)(b)				$26,081,244

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $50,737) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Sell	10/20/10	$54,146	$50,737	$(3,409)

Total						$(3,409)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)
			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	728	9/17/11	(1 month USD-	A basket	$(96)
			LIBOR-BBA plus 60	(GSGLPMIN)
			bp)	of common stocks

baskets	1,691	9/29/11	(1 month USD-	A basket	123
			LIBOR-BBA plus	(GSCBPBNK)
			35 bp)	of common stocks

Total					$27

Key to holding's currency abbreviations

EUR Euro

Key to holding's abbreviations

ADR   American Depository Receipts
ADS   American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $25,775,013.

(b) The aggregate identified cost on a tax basis is $22,208,943, resulting in gross unrealized appreciation and depreciation of $4,518,983 and $646,682, respectively, or net unrealized appreciation of $3,872,301.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $163,116. The fund received cash collateral of $169,938 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $156 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,484,525 and $4,779,801, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $3,455 to cover certain derivatives contracts.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $16,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $138,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,409 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$1,077,766	$--	$--

	Capital goods	1,877,791	--	--

	Communication services	664,609	--	--

	Conglomerates	375,986	--	--

	Consumer cyclicals	3,100,871	--	--

	Consumer staples	2,992,782	--	--

	Energy	1,736,137	--	--

	Financials	1,717,824	--	86,674

	Health care	3,204,847	--	--

	Technology	7,844,710	--	--

	Transportation	321,041	--	--

	Utilities and power	440,438	--	--

Total common stocks		25,354,802	--	86,674

Warrants		118,089	--	--

Short-term investments		341,755	179,924	--

Totals by level		$25,814,646	$179,924	$86,674

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(3,409)	$--

Total return swap contracts		--	27	--

Totals by level		$--	$(3,382)	$--

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$3,409

Equity contracts	118,212	96

Total	$118,212	$3,505

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund

The fund's portfolio
9/30/10 (Unaudited)

CORPORATE BONDS AND NOTES (86.6%)(a)
		Principal amount	Value

Advertising and marketing services (0.3%)
Affinion Group, Inc. company guaranty 11 1/2s, 2015		$945,000	$998,156
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018		280,000	294,000
			1,292,156

Automotive (2.5%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		775,000	862,188
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		1,180,000	1,116,574
Dana Corp. sr. notes 5.85s, 2015 (Escrow acquired
4/24/08, cost $1,031) (RES) (In default) (F)(NON)		1,540,000	2
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		1,595,000	1,850,200
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
7 1/2s, 2012		630,000	668,781
Motors Liquidation Co. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		1,565,000	504,713
Motors Liquidation Co. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		1,535,000	518,063
Lear Corp. company guaranty sr. unsec. bond 7 7/8s,
2018		485,000	514,100
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		1,195,000	1,277,155
Navistar International Corp. sr. notes 8 1/4s, 2021		1,145,000	1,223,718
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	960,000	1,318,038
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$295,000	313,438
Visteon Corp. sr. unsec. unsub. notes 7s, 2014
(In default) (NON)		360,000	367,200
Visteon Corp. 144A sr. unsec. notes 12 1/4s, 2016
(In default) (NON)		210,000	262,500
			10,796,670

Basic materials (8.0%)
Aleris International, Inc. company guaranty sr. unsec.
notes 9s, 2014 (In default) (NON)(PIK)		1,320,000	3,300
AMH Holdings, LLC sr. disc. unsec. notes 11 1/4s, 2014		380,000	397,100
Associated Materials, LLC/Associated Materials
Finance, Inc. company guaranty sr. notes 9 7/8s, 2016		930,000	1,125,300
Builders FirstSource, Inc. 144A company guaranty sr.
notes FRN 13s, 2016		767,000	740,155
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		370,000	378,324
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		180,000	188,100
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019		1,105,000	1,167,156
Edgen Murray Corp. company guaranty sr. notes 12 1/4s,
2015		330,000	238,425
Exopack Holding Corp. 144A sr. notes 11 1/4s, 2014		970,000	984,550
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		540,000	560,250
FMG Resources August 2006 Pty, Ltd. 144A sr. sec.
notes 10 5/8s, 2016 (Australia)		1,660,000	2,043,874
Georgia-Pacific, LLC 144A company guaranty sr. unsec.
notes 7s, 2015		515,000	535,600
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		205,000	210,125
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty 9 3/4s, 2014		610,000	634,400
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		230,000	225,400
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020		425,000	439,875
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 7 7/8s, 2014		630,000	653,625
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		390,000	403,650
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		470,000	491,150
Ineos Group Holdings PLC company guaranty sr. notes
7 7/8s, 2016 (United Kingdom)	EUR	400,000	439,486
Jefferson Smurfit escrow bonds 8 1/4s, 2012		$340,000	12,325
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		1,170,000	1,278,224
Lyondell Chemical Co. sr. notes 11s, 2018		2,328,765	2,576,195
Metals USA, Inc. company guaranty sr. unsec. notes
11 1/8s, 2015		705,000	747,300
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		1,105,000	1,248,650
Momentive Performance Materials, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2014		760,000	779,000
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		730,000	660,650
Novelis, Inc. company guaranty sr. unsec. notes
11 1/2s, 2015		865,000	988,263
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		1,335,000	1,358,362

PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	290,000	457,229
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$1,115,000	1,287,825
Rhodia SA sr. unsec. notes FRN Ser. REGS, 3.585s, 2013
(France)	EUR	137,000	185,548
Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		$330,000	336,600
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029		1,245,000	1,387,937
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		1,360,000	1,373,600
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		435,000	475,238
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		455,000	486,850
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2015		845,000	864,013
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		460,000	477,250
Steel Dynamics, Inc. 144A company guaranty sr. unsec.
notes 7 5/8s, 2020		300,000	311,250
Stone Container Corp. escrow bonds 8 3/8s, 2012
(In default) (NON)		650,000	23,563
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		750,000	944,475
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		870,000	1,057,050
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		325,000	329,063
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		350,000	357,000
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		420,000	435,750
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		445,000	399,944
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. sec. notes FRN Ser. B, 4.216s, 2014		465,000	413,850
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		645,000	706,274
			33,819,123

Broadcasting (2.4%)
Belo Corp. sr. unsec. unsub. notes 8s, 2016		230,000	245,525
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		740,000	577,200
Clear Channel Communications, Inc. sr. unsec. unsub.
notes 5s, 2012		220,000	207,900
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2017		360,000	381,600
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		1,200,000	1,281,000
DIRECTV Holdings, LLC/ DIRECTV Financing Co., Inc. company guaranty sr. unsec.
notes 7 5/8s, 2016		465,000	518,475
DISH DBS Corp. company guaranty 7 1/8s, 2016		570,000	599,213
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		1,025,000	1,103,155
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		800,000	799,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
144A sr. notes 8 7/8s, 2017		940,000	979,950
Sinclair Television Group, Inc. 144A sr. notes 8 3/8s,
2018		455,000	458,413
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		245,000	269,806
Umbrella Acquisition, Inc. 144A company guaranty
sr. unsec. unsub. notes 9 3/4s, 2015 (PIK)		1,369,947	1,311,724
Univision Communications, Inc. 144A sr. sec. notes
12s, 2014		210,000	229,688
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		885,000	1,017,750
Young Broadcasting, Inc. company guaranty sr. sub.
notes 8 3/4s, 2014 (In default) (F)(NON)		290,000	--
Young Broadcasting, Inc. company guaranty sr. unsec.
sub. notes 10s, 2011 (In default) (F)(NON)		847,000	--
			9,980,399

Building materials (1.6%)
Building Materials Corp. 144A sr. notes 7s, 2020		700,000	717,500
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		330,000	324,225
Goodman Global Group, Inc. sr. unsec. disc. notes zero
%, 2014		2,410,000	1,542,400
Goodman Global, Inc. company guaranty sr. unsec. sub.
notes 13 1/2s, 2016		540,000	594,000
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019		2,100,000	2,493,750
Nortek, Inc. company guaranty sr. notes 11s, 2013		1,153,688	1,225,793
			6,897,668

Capital goods (4.7%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		585,000	653,738
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		180,000	182,700
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		2,226,100	2,415,318
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		1,295,000	1,346,800
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	250,000	250,000
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)		$260,000	260,000

BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		615,000	627,300
Berry Plastics Corp. company guaranty 8 7/8s, 2014		1,255,000	1,220,487
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		360,000	338,400
Case New Holland, Inc. 144A sr. notes 7 7/8s, 2017
(Netherlands)		560,000	608,300
Cleaver-Brooks, Inc. 144A sr. notes 12 1/4s, 2016		935,000	964,219
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	200,000	283,616
Graham Packaging Co., Inc. 144A company guaranty sr.
notes 8 1/4s, 2018		$130,000	131,950
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		915,000	969,900
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,235,000	2,697,783
Mueller Water Products, Inc. company guaranty sr.
unsec. notes 7 3/8s, 2017		900,000	794,250
Mueller Water Products, Inc. 144A company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		130,000	136,500
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		445,000	452,788
Reynolds Group Issuer, Inc. 144A sr. notes 8 1/2s, 2018		210,000	205,275
Ryerson Holding Corp. 144A sr. disc. notes zero %, 2015		700,000	315,000
Ryerson, Inc. company guaranty sr. notes 12s, 2015		1,155,000	1,189,650
Tenneco, Inc. company guaranty sr. unsec. sub. notes
8 5/8s, 2014		595,000	609,874
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		600,000	627,750
Tenneco, Inc. 144A sr. notes 7 3/4s, 2018		330,000	338,250
Thermadyne Holdings Corp. company guaranty sr. unsec.
sub. notes 10 1/2s, 2014		840,000	852,600
Thermon Industries, Inc. 144A company guaranty sr.
notes 9 1/2s, 2017		925,000	966,625
TransDigm, Inc. company guaranty sr. sub. notes
7 3/4s, 2014		305,000	308,431
TransDigm, Inc. company guaranty sr. unsec. sub. notes
7 3/4s, 2014		235,000	237,644
			19,985,148

Coal (1.7%)
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		725,000	765,781
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		680,000	687,650
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2020		1,560,000	1,704,300
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 8s, 2017		920,000	995,900
International Coal Group, Inc. sr. notes 9 1/8s, 2018		830,000	879,800
Peabody Energy Corp. company guaranty 7 3/8s, 2016		2,110,000	2,299,900
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		80,000	86,100
			7,419,431

Commercial and consumer services (1.6%)
Aramark Corp. company guaranty 8 1/2s, 2015		715,000	743,600
Aramark Corp. company guaranty sr. unsec. notes FRN
3.966s, 2015		160,000	145,800
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		430,000	462,250
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		1,175,000	1,263,124
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		590,000	635,725
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		430,000	447,200
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		1,425,000	1,453,500
Travelport LLC company guaranty 11 7/8s, 2016		620,000	663,400
Travelport LLC company guaranty 9 7/8s, 2014		480,000	493,800
Travelport LLC/Travelport, Inc. 144A company guaranty
sr. unsec. notes 9s, 2016		390,000	388,050
			6,696,449

Communication services (10.3%)
Adelphia Communications Corp. escrow bonds zero %,
2011		80,000	1,105
Adelphia Communications Corp. escrow bonds zero %,
2011		130,000	1,795
Adelphia Communications Corp. escrow bonds zero %, 2010		290,000	4,005
Adelphia Communications Corp. escrow bonds zero %, 2011		755,000	10,427
Angel Lux Common S.A.R.L. 144A sr. bond 8 7/8s, 2016
(Denmark)		260,000	276,250
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		520,000	526,500
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		930,000	1,023,000
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		250,000	269,062
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		470,000	497,025
CC Holdings GS V, LLC/Crown Castle GS III Corp. 144A
sr. sec. notes 7 3/4s, 2017		350,000	386,750
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		1,473,502	1,749,783
CCO Holdings LLC/CCO Holdings Capital Corp. 144A
company guaranty sr. notes 7 7/8s, 2018		375,000	389,063

Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		1,580,000	1,666,900
Charter Communications Operating LLC/Charter
Communications Operating Capital 144A company guaranty
sr. notes 8s, 2012		770,000	816,200
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		375,000	375,000
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		880,000	858,000
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. sec. notes 12s, 2015		1,190,000	1,282,224
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. sec. notes 12s, 2015		885,000	955,800
Cricket Communications, Inc. company guaranty 9 3/8s,
2014		1,165,000	1,205,774
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		600,000	636,750
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		40,000	44,050
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)		500,000	548,750
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		855,000	897,750
Digicel Group, Ltd. 144A sr. unsec. notes 8 7/8s, 2015
(Jamaica)		350,000	357,000
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020		795,000	877,481
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		915,000	1,000,781
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		655,000	708,218
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		995,000	1,078,331
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		1,560,000	1,671,150
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)		625,000	650,000
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		670,000	726,950
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		980,000	984,900
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 7/8s, 2015 (Bermuda)		450,000	465,750
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)		175,000	176,969
Level 3 Financing, Inc. company guaranty 9 1/4s, 2014		1,705,000	1,602,700
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		250,000	255,624
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		360,000	372,600
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 9 1/4s, 2014		1,695,000	1,775,512
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		1,180,000	1,209,500
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		1,785,000	1,793,924
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		1,340,000	1,524,250

PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		645,000	674,025
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		775,000	790,500
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		180,000	183,600
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		555,000	582,750
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		155,000	170,500
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		785,000	843,875
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,260,000	2,067,900
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,020,000	1,106,700
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		275,000	310,750
Virgin Media Finance PLC sr. notes 9 1/8s, 2016
(United Kingdom)		395,000	422,650
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		1,505,000	1,686,541
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	85,000	128,263
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes zero %, 2017 (Italy) (PIK)		$669,661	717,373
Windstream Corp. company guaranty 8 5/8s, 2016		645,000	682,088
Windstream Corp. company guaranty 8 1/8s, 2013		730,000	792,050
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		515,000	536,888
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 8 1/8s, 2018		260,000	269,100
			43,619,156

Consumer (0.7%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	135,000	184,355
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$360,000	383,400
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		855,000	884,925
Yankee Acquisition Corp. company guaranty sr. notes
Ser. B, 8 1/2s, 2015		1,330,000	1,373,224

			2,825,904

Consumer staples (6.5%)
Archibald Candy Corp. company guaranty 10s, 2011 (In
default) (F)(NON)		172,499	2,664
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr.
unsec. unsub. notes 9 5/8s, 2018		195,000	206,213
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr.
unsec. unsub. notes 7 3/4s, 2016		775,000	761,437
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc. company guaranty sr.
unsec. unsub. notes 7 5/8s, 2014		685,000	695,275
Central Garden & Pet Co. sr. sub. notes 8 1/4s, 2018		1,000,000	1,021,250
Chiquita Brands International, Inc. sr. notes 7 1/2s,
2014		600,000	603,000
Chiquita Brands International, Inc. sr. unsec. unsub.
notes 8 7/8s, 2015		205,000	211,150
CKE Restaurants, Inc. 144A sr. notes 11 3/8s, 2018		745,000	763,625
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,065,000	1,132,893
Dean Foods Co. company guaranty 7s, 2016		350,000	343,438
Dole Food Co. 144A sr. sec. notes 8s, 2016		360,000	376,650
Dole Food Co. sr. notes 13 7/8s, 2014		426,000	519,720
Elizabeth Arden, Inc. company guaranty 7 3/4s, 2014		860,000	865,375
Games Merger Corp. 144A sr. notes 11s, 2018		1,155,000	1,247,400
Great Atlantic & Pacific Tea Co. 144A sr. notes
11 3/8s, 2015		285,000	219,450
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013		860,000	576,200
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.297s, 2012		285,000	176,700
Hertz Corp. company guaranty 8 7/8s, 2014		1,140,000	1,169,924
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		295,000	295,000
Hertz Holdings Netherlands BV 144A sr. bond 8 1/2s,
2015 (Netherlands)	EUR	760,000	1,086,822
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		$770,000	823,900
JBS USA LLC/JBS USA Finance, Inc. sr. notes 11 5/8s,
2014		340,000	392,700
Libbey Glass, Inc. 144A sr. notes 10s, 2015		500,000	537,500
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		375,000	401,250
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. sr. notes 9 1/4s, 2015		445,000	462,800
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. 144A sr. unsec. notes 9 1/4s, 2015		350,000	364,000
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		550,000	569,250
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		665,000	679,963
Revlon Consumer Products Corp. company guaranty sr.
notes 9 3/4s, 2015		570,000	598,500
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		295,000	307,169
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		410,000	377,713
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		990,000	831,600
Rite Aid Corp. 144A company guaranty sr. unsub. notes
8s, 2020		235,000	238,525
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		520,000	535,600
Smithfield Foods, Inc. sr. unsec. notes 7s, 2011		245,000	252,350
Smithfield Foods, Inc. sr. unsec. notes Ser. B,
7 3/4s, 2013		835,000	863,181
Smithfield Foods, Inc. 144A sr. sec. notes 10s, 2014		560,000	644,000
Spectrum Brands Holdings, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)		821,010	913,374
Spectrum Brands Holdings, Inc 144A sr. notes 9 1/2s, 2018		460,000	493,350
SUPERVALU, Inc. sr. unsec. notes 8s, 2016		595,000	599,463
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		845,000	1,017,169
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016		1,640,000	1,744,550
West Corp. company guaranty 9 1/2s, 2014		1,585,000	1,658,306
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		130,000	132,600
			27,712,999

Energy (oil field) (1.7%)
Bristow Group, Inc. company guaranty 6 1/8s, 2013		1,065,000	1,078,313
Complete Production Services, Inc. company guaranty
8s, 2016		670,000	690,100
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		1,075,000	1,023,938
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		2,065,000	2,090,813
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017		450,000	373,500
Key Energy Services, Inc. company guaranty sr. unsec.
unsub. notes 8 3/8s, 2014		1,370,000	1,445,350

Trico Shipping AS 144A sr. notes 13 7/8s, 2014 (Norway)		580,000	517,650
			7,219,664

Entertainment (0.6%)
AMC Entertainment, Inc. company guaranty 11s, 2016		129,000	137,708
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		135,000	141,750
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019		365,000	388,725
Marquee Holdings, Inc. sr. disc. notes 9.505s, 2014		1,275,000	1,045,500

Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018	255,000	267,431
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015	360,000	371,250
Universal City Development Partners, Ltd. company
guaranty sr. unsec. sub. notes 10 7/8s, 2016	240,000	259,800
		2,612,164

Financials (8.9%)
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8.3s, 2015	965,000	1,051,850
Ally Financial, Inc. 144A company guaranty sr. unsec.
notes 8s, 2020	425,000	464,313
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	295,000	314,175
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012	69,000	71,415
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012	928,000	968,600
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012	495,000	511,706
Ally Financial, Inc. company guaranty sr. unsec. notes
Ser. 8, 6 3/4s, 2014	1,311,000	1,365,898
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.497s, 2014	128,000	114,439
Ally Financial, Inc. sr. unsec. unsub. notes 6 3/4s,
2014	480,000	495,288
Ally Financial, Inc. sr. unsec. unsub. notes 6 7/8s,
2011	230,000	235,868
American General Finance Corp. sr. unsec. notes Ser.
MTN, 6.9s, 2017	1,870,000	1,561,450
American General Finance Corp. sr. unsec. notes Ser.
MTNI, Class I, 4 7/8s, 2012	1,010,000	954,450
American General Finance Corp. sr. unsec. notes, MTN
Ser. J, 5 5/8s, 2011	300,000	297,000
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	825,000	825,000
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	600,000	564,014
BAC Capital Trust XI bank guaranty jr. unsec. sub.
notes 6 5/8s, 2036	545,000	562,600
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	225,000	231,750
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	535,000	522,294
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	500,000	578,750
CIT Group, Inc. sr. bonds 7s, 2017	3,281,448	3,211,717
CIT Group, Inc. sr. bonds 7s, 2016	2,157,462	2,125,100
CIT Group, Inc. sr. bonds 7s, 2015	1,123,477	1,115,051
CIT Group, Inc. sr. bonds 7s, 2014	493,477	492,243
CIT Group, Inc. sr. bonds 7s, 2013	853,984	858,254
Dresdner Funding Trust I 144A bonds 8.151s, 2031	595,000	565,250
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	560,000	547,400
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017 (PIK)	1,001,000	1,141,140
HBOS Capital Funding LP 144a bank guaranty jr. unsec.
sub. FRB 6.071s, 2049 (Jersey)	1,115,000	981,200
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	895,000	899,292
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	324,950
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	1,500,000	1,507,500
ING Groep NV unsec. sub. notes 5.775s, 2049
(Netherlands) (PIK)	285,000	255,788
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	625,000	495,313
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	400,000	430,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	620,000	621,550
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)	940,000	1,001,100
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027	215,000	220,375
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	725,000	720,469
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	470,000	467,063
Pinafore LLC/Pinafore, Inc. 144A company guaranty sr.
notes 9s, 2018	405,000	425,250
Provident Funding Associates 144A sr. notes 10 1/4s,
2017	785,000	808,550
Regions Financing Trust II company guaranty jr. unsec.
sub. bond FRB 6 5/8s, 2047	715,000	629,738
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	1,985,000	1,999,888
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)	1,080,000	1,036,800
SLM Corp. sr. notes Ser. MTN, 8s, 2020	655,000	649,975
SLM Corp. sr. unsec. unsub. notes Ser. MTNA, 5s, 2013	2,130,000	2,087,366
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.251s, 2014	215,000	183,019
		37,492,201

Gaming and lottery (2.8%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	855,000	833,625
Ameristar Casinos, Inc. company guaranty sr. unsec.

notes 9 1/4s, 2014	580,000	619,150
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2018	1,697,000	1,355,479
Harrah's Operating Co., Inc. company guaranty sr.
notes 10s, 2015	230,000	209,875
Harrah's Operating Co., Inc. sr. notes 11 1/4s, 2017	1,620,000	1,773,900
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	1,355,000	1,226,275
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	1,445,000	216,750
MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015	390,000	326,625
MGM Resorts International sr. notes 10 3/8s, 2014	155,000	172,438
MGM Resorts International 144A sr. notes 9s, 2020	175,000	184,188
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014	1,165,000	1,182,475
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019	225,000	239,063
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017	240,000	254,700
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 8 3/4s, 2020	115,000	113,275
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015	1,075,000	1,040,063
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A
company guaranty 1st mtge. notes 7 3/4s, 2020	465,000	490,575
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016	1,345,000	1,459,325
		11,697,781

Health care (6.1%)
Biomet, Inc. company guaranty sr. unsec. bond 10s, 2017	1,290,000	1,423,838
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017	1,070,000	1,144,900
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. unsub. notes 8 7/8s, 2015	1,050,000	1,115,625
DaVita, Inc. company guaranty sr. unsec. sub. notes
7 1/4s, 2015	275,000	285,484
Elan Finance PLC/Elan Finance Corp. 144A company
guaranty sr. notes 8 3/4s, 2016 (Ireland)	1,195,000	1,190,519
HCA, Inc. company guaranty sr. notes 9 7/8s, 2017	320,000	353,600
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	1,335,000	1,448,475
HCA, Inc. company guaranty sr. notes 8 1/2s, 2019	1,540,000	1,717,100
HCA, Inc. sr. sec. notes 9 1/4s, 2016	1,020,000	1,104,150
HCA, Inc. sr. sec. notes 9 1/8s, 2014	205,000	216,019
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	1,065,000	1,075,650
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	340,000	347,650
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	635,000	663,575
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	355,000	364,763
Select Medical Corp. company guaranty 7 5/8s, 2015	1,165,000	1,137,331
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	1,785,000	1,789,463
Sun Healthcare Group, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2015	90,000	95,400
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,275,000	1,302,094
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	174,488	177,105
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	605,000	665,500
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	250,000	285,625
Tenet Healthcare Corp. sr. notes 9s, 2015	1,465,000	1,593,188
Tenet Healthcare Corp. 144A sr. unsec. notes 8s, 2020	775,000	773,063
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	390,000	398,775
US Oncology Holdings, Inc. sr. unsec. notes FRN
6.737s, 2012 (PIK)	1,316,000	1,250,200
US Oncology, Inc. company guaranty sr. unsec. sub.
notes 10 3/4s, 2014	670,000	696,800
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	130,000	132,925
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	130,000	132,600
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	2,305,000	2,465,184
Ventas Realty LP/Capital Corp. sr. notes 6 5/8s,
2014 (R)	395,000	404,929
		25,751,530

Homebuilding (1.3%)
Lennar Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2018	1,090,000	1,010,975
M/I Schottenstein Homes, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2012	1,485,000	1,481,288
Meritage Homes Corp. company guaranty sr. unsec.
unsub. notes 7.15s, 2020	95,000	89,775
Realogy Corp. company guaranty sr. notes 11s, 2014
(PIK)	269,028	231,364
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014	1,820,000	1,547,000
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	630,000	686,700
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	315,000	301,613
Standard Pacific Corp. company guaranty sr. unsec.

unsub. notes 6 1/4s, 2014	160,000	154,200
		5,502,915

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	751,000	850,508
		850,508

Lodging/Tourism (0.3%)
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	1,225,000	1,330,656
		1,330,656

Media (1.5%)
Affinion Group Holdings, Inc. 144A company guaranty
sr. notes 11 5/8s, 2015	890,000	894,450
Interpublic Group of Companies, Inc. (The) sr. unsec.
notes 10s, 2017	75,000	87,563
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty 10s, 2014	920,000	967,150
Nielsen Finance LLC/Nielsen Finance Co. company
guaranty sr. unsec. sub. disc. notes stepped-coupon
zero % (12 1/2s, 8/1/11), 2016 (STP)	1,345,000	1,346,681
QVC Inc. 144A sr. notes 7 3/8s, 2020	470,000	486,450
QVC Inc. 144A sr. sec. notes 7 1/2s, 2019	1,005,000	1,050,225
WMG Acquisition Corp. company guaranty sr. sec. notes
9 1/2s, 2016	675,000	722,250
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	425,000	400,563
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	220,000	210,650
		6,165,982

Oil and gas (8.5%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	970,000	1,049,065
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	365,000	355,833
ATP Oil & Gas Corp. 144A sr. notes 11 7/8s, 2015	365,000	314,813
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018	330,000	339,900
Chaparral Energy, Inc. company guaranty 8 1/2s, 2015	304,000	295,640
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,045,000	1,016,263
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020	605,000	614,075
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015	250,000	289,375
Compton Petroleum Corp. company guaranty 7 5/8s, 2013
(Canada)	1,720,000	1,496,400
Comstock Resources, Inc. company guaranty sr. unsub.
notes 8 3/8s, 2017	640,000	656,000
Comstock Resources, Inc. sr. notes 6 7/8s, 2012	1,000,000	1,001,280
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	1,250,000	1,268,750
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	885,000	964,650
Crosstex Energy/Crosstex Energy Finance Corp. company
guaranty sr. unsec. notes 8 7/8s, 2018	1,195,000	1,251,763
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	155,000	173,988
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	682,000	743,380
Denbury Resources, Inc. sr. sub. notes 7 1/2s, 2015	1,135,000	1,177,563
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	1,755,000	1,739,644
Ferrellgas LP/Ferrellgas Finance Corp. sr. notes
6 3/4s, 2014	1,490,000	1,516,075
Ferrellgas Partners LP sr. unsec. notes Ser. UNRE,
6 3/4s, 2014	110,000	111,925
Forest Oil Corp. sr. notes 8s, 2011	1,390,000	1,469,925
Inergy LP/Inergy Finance Corp. sr. unsec. notes
6 7/8s, 2014	1,995,000	2,034,900
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	265,000	282,888
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	1,720,000	1,758,700
Offshore Group Investments, Ltd. 144A sr. notes
11 1/2s, 2015	500,000	525,000
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	765,000	581,400
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	1,750,000	1,316,875
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	195,000	197,925
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	65,000	65,813
PetroHawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	140,000	158,550
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,030,000	1,143,300
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	245,000	256,944
Plains Exploration & Production Co. company guaranty
7s, 2017	1,600,000	1,640,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	290,000	286,375
Quicksilver Resources, Inc. company guaranty sr.

unsec. notes 8 1/4s, 2015	355,000	374,525
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	515,000	603,838
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	340,000	353,600
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	805,000	829,150
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,360,000	1,241,000
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	1,550,000	1,511,250
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	485,000	500,763
Whiting Petroleum Corp. company guaranty 7s, 2014	685,000	722,675
Williams Cos., Inc. (The) notes 7 3/4s, 2031	704,000	804,302
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	337,000	409,187
Williams Cos., Inc. (The) 144A notes 6 3/8s, 2010	435,000	435,000
		35,880,267

Publishing (1.0%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (PIK)	1,395,512	907,083
American Media Operations, Inc. 144A sr. unsec. notes
9s, 2013 (PIK)	111,368	113,595
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	1,085,000	1,078,219
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	690,000	682,238
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	220,000	224,950
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017	785,000	835,044
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(PIK)	784,184	243,097
		4,084,226

Retail (3.0%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	265,000	271,625
Bon-Ton Department Stores, Inc. (The) company guaranty 10 1/4s,
2014	1,110,000	1,093,350
Burlington Coat Factory Warehouse Corp. company
guaranty sr. unsec. notes 11 1/8s, 2014	1,005,000	1,050,225
Dollar General Corp. company guaranty sr. unsec. notes
10 5/8s, 2015	636,000	701,190
Limited Brands, Inc. company guaranty sr. unsec.
unsub. notes 7s, 2020	345,000	372,600
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 7/8s, 2015	825,000	944,625
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,195,000	1,298,069
NBTY, Inc. 144A company guaranty sr. notes 9s, 2018	130,000	136,500
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015 (PIK)	1,773,618	1,842,346
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	470,000	493,500
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016	1,335,000	1,303,294
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	515,000	518,863
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017	1,505,000	1,700,650
Toys R Us Property Co., LLC 144A sr. notes 8 1/2s, 2017	805,000	851,288
Toys R US-Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016	195,000	200,850

		12,778,975

Technology (4.3%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,
2017	610,000	643,550
Advanced Micro Devices, Inc. 144A sr. notes 7 3/4s,
2020	265,000	273,613
Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	145,000	105,488
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	950,300	900,409
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,010,000	931,725
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 7/8s, 2020	465,000	501,038
Fidelity National Information Services, Inc. 144A
company guaranty sr. notes 7 5/8s, 2017	465,000	496,388
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	2,149,595	1,738,485
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	1,130,000	813,600
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020	320,000	332,000
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 9 1/8s, 2014 (PIK)	157,632	157,632
Freescale Semiconductor, Inc. company guaranty sr.
unsec. notes 8 7/8s, 2014	1,635,000	1,632,956
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	417,000	379,470
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	495,000	525,938
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	870,000	904,800
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	410,000	412,050
Jazz Technologies, Inc. 144A notes 8s, 2015 (F)	713,000	613,180

NXP BV/NXP Funding, LLC company guaranty Ser. EXCH,
9 1/2s, 2015 (Netherlands)		1,250,000	1,281,250
NXP BV/NXP Funding, LLC company guaranty sr. sec.
notes FRN Ser. EXCH, 3.276s, 2013 (Netherlands)		590,000	557,550
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		970,000	1,033,050
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)		125,000	134,375
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		980,000	1,031,450
SunGard Data Systems, Inc. company guaranty sr. unsec.
unsub. notes 10 5/8s, 2015		296,000	330,040
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016		280,000	312,200
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		1,405,000	1,675,463
Xerox Capital Trust I company guaranty 8s, 2027		550,000	559,605
			18,277,305

Textiles (0.7%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
FRN Ser. B, 4.121s, 2014		1,490,000	1,434,125
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		550,000	580,938
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		80,000	84,600
Levi Strauss & Co. sr. unsec. unsub. notes 7 5/8s, 2020		955,000	990,813
			3,090,476

Tire and rubber (0.4%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		1,470,000	1,664,775
			1,664,775

Transportation (0.2%)
Inaer Aviation Finance Ltd. 144A sr. notes 9 1/2s,
2017 (Spain)	EUR	490,000	661,767
			661,767

Utilities and power (4.8%)
AES Corp. (The) sr. unsec. notes 8s, 2020		380,000	412,300
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		730,000	788,400
AES Corp. (The) 144A sec. notes 8 3/4s, 2013		399,000	404,817
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		705,000	720,863
Calpine Corp. 144A sr. sec. notes 7 1/4s, 2017		1,345,000	1,368,537
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		1,055,000	1,109,938
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		775,000	530,874
Dynegy-Roseton Danskamme company guaranty Ser. B,
7.67s, 2016		1,130,000	1,045,250
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		525,000	410,812
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		120,000	111,900
Edison Mission Energy sr. unsec. notes 7.2s, 2019		550,000	389,124
Edison Mission Energy sr. unsec. notes 7s, 2017		30,000	21,675
El Paso Corp. sr. unsec. notes 12s, 2013		250,000	305,625
El Paso Natural Gas Co. debs. 8 5/8s, 2022		360,000	444,392
Energy Future Holdings Corp. company guaranty sr.
unsec. notes zero %, 2017 (PIK)		193,500	92,396
Energy Future Holdings Corp. 144A sr. sec. bond 10s,
2020		300,000	297,827
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		460,000	456,511
GenOn Escrow Corp. 144A sr. unsec. notes 9 1/2s, 2018		195,000	187,688
GenOn Escrow Corp. 144A sr. notes 9 7/8s, 2020		1,285,000	1,227,174
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011		265,000	279,244
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016		170,000	182,750
KCP&L Greater Missouri Operations Co. sr. unsec. notes
7.95s, 2011		38,000	38,805
Mirant Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031		690,000	653,775
Mirant Americas Generation, Inc. sr. unsec. notes
8.3s, 2011		670,000	690,100
Mirant North America, LLC company guaranty 7 3/8s, 2013		1,365,000	1,405,950
NRG Energy, Inc. company guaranty 7 3/8s, 2017		685,000	700,413
NRG Energy, Inc. sr. notes 7 3/8s, 2016		3,150,000	3,240,562
NV Energy, Inc. sr. unsec. unsub. notes 8 5/8s, 2014		855,000	879,581
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015		340,000	365,925

Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		140,000	153,046
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes zero %, 2016 (PIK)		1,241,093	719,833
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes Ser. B, 10 1/4s, 2015		1,335,000	874,425

			20,510,512
Total corporate bonds and notes (cost $348,532,081)			$366,616,807

SENIOR LOANS (5.4%)(a)(c)
		Principal amount	Value

Automotive (0.1%)

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$495,000	$537,900
		537,900

Basic materials (0.4%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)	502,500	502,500
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)	502,500	502,500
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	623,438	626,555
		1,631,555

Broadcasting (0.2%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.91s, 2016	503,910	396,640
Univision Communications, Inc. bank term loan FRN
Ser. B, 2.51s, 2014	696,105	609,092
		1,005,732

Capital goods (0.2%)
Reynolds Consumer Products, Inc. bank term loan FRN
Ser. B, 6 1/4s, 2015	508,583	510,944
Tomkins PLC bank term loan FRN Ser. B, 6 3/4s, 2016
(United Kingdom)	230,000	232,047
		742,991

Commercial and consumer services (0.1%)
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	441,118	417,959
		417,959

Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.759s, 2014	785,000	728,088
Level 3 Financing, Inc. bank term loan FRN Ser. B,
8.956s, 2014	75,000	80,906
		808,994

Consumer cyclicals (1.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 8 1/2s,
2012	1,194,241	1,178,716
Cedar Fair LP bank term loan FRN Ser. B, 5 1/2s, 2016	349,125	351,668
Cengage Learning Acquisition, Inc. bank term loan FRN Ser. B, 2.78s, 2014	473,405	424,558
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	166,237	144,187
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014	617,720	229,329
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.261s, 2014	230,492	85,570
Golden Nugget, Inc. bank term loan FRN 3.267s, 2014 PIK	102,846	82,234
Golden Nugget, Inc. bank term loan FRN Ser. B, 3.27s,
2014 PIK	180,676	144,465
Six Flags Theme Parks bank term loan FRN 9 1/4s, 2016	635,000	653,775
Six Flags Theme Parks bank term loan FRN Ser. B, 6s,
2016	953,019	955,869
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	2,046,625	1,330,306
		5,580,677

Consumer staples (0.6%)
Claire's Stores, Inc. bank term loan FRN 3.074s, 2014	1,072,017	928,232
Interactive Data Corp. bank term loan FRN Ser. B,
6 3/4s, 2016	648,375	656,069
Revlon Consumer Products bank term loan FRN 6.245s,
2015	638,400	635,341
Rite-Aid Corp. bank term loan FRN Ser. B, 2.013s, 2014	82,875	73,575
Spectrum Brands, Inc. bank term loan FRN 8.05s, 2016	275,000	279,755
		2,572,972

Energy (0.1%)
MEG Energy Corp. bank term loan FRN 6s, 2016 (Canada)	252,450	252,766
		252,766

Financials (0.4%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	475,000	476,781
CB Richard Ellis Services, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2013	298,758	298,665
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	455,400	449,708
iStar Financial, Inc. bank term loan FRN 1.757s, 2011	350,000	325,675
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.511s, 2014	302,035	270,888
		1,821,717

Gaming and lottery (0.1%)
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	282,863	289,548
Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015	405,000	348,383

		637,931

Health care (0.4%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	885,550	865,902
IASIS Healthcare, LLC/IASIS Capital Corp. bank term
loan FRN 5.725s, 2014 PIK	574,592	547,299
Select Medical Corp. bank term loan FRN Ser. B,
2.339s, 2012	138,865	136,608
		1,549,809

Homebuilding (0.1%)
Realogy Corp. bank term loan FRN 0.106s, 2013	37,433	33,206
Realogy Corp. bank term loan FRN Ser. B, 3.258s, 2013	275,439	244,337
		277,543

Retail (0.1%)
NBTY, Inc. bank term loan FRN Ser. B, 6 1/4s, 2017
(FWC)	255,000	257,550

		257,550

Technology (0.1%)
First Data Corp. bank term loan FRN Ser. B1, 3.01s,
2014	495,876	436,433
		436,433

Transportation (0.4%)
Swift Transportation Co., Inc. bank term loan FRN
6.563s, 2014	1,760,938	1,716,230
		1,716,230

Utilities and power (0.6%)
Texas Competitive Electic Holdings Co., LLC bank term
loan FRN Ser. B3, 3.759s, 2014 (United Kingdom)	2,707,968	2,094,161
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.924s, 2014 (United Kingdom)	769,704	596,948
		2,691,109
Total senior loans (cost $23,987,847)		$22,939,868

COMMON STOCKS (2.9%)(a)
	Shares	Value

AES Corp. (The) (NON)	46,340	$525,959
Alliance Imaging, Inc. (NON)	109,558	501,776
Alpha Natural Resources, Inc. (NON)	13,305	547,501
American Media Operations, Inc. 144A (F) (NON)	22,316	2
Avis Budget Group, Inc. (NON)	23,540	274,241
Bohai Bay Litigation, LLC (Escrow) (F)	2,670	8,329
CIT Group, Inc. (NON)	10,240	417,997
Community Health Systems, Inc. (NON)	13,205	408,959
Dana Holding Corp. (NON)	33,914	417,820
El Paso Corp.	34,660	429,091
FelCor Lodging Trust, Inc. (NON)(R)	59,595	274,137
Freeport-McMoRan Copper & Gold, Inc. Class B	7,677	655,539
Interpublic Group of Companies, Inc. (The) (NON)	44,085	442,173
Leap Wireless International, Inc. (NON)	41,995	518,638
Louisiana-Pacific Corp. (NON)	50,761	384,261
LyondellBasell Industries NV Class A (Netherlands)
(NON)	19,785	472,862
LyondellBasell Industries NV Class B (Netherlands)
(NON)	7,548	180,020
Macy's, Inc.	27,835	642,710
Nortek, Inc. (NON)	20,318	812,720
Petrohawk Energy Corp. (NON)	29,380	474,193
Sealy Corp. (NON)	201,201	490,930
Service Corporation International	69,075	595,427
Spectrum Brands Holdings, Inc. (NON)	13,294	361,331
Sprint Nextel Corp. (NON)	133,510	618,151
Stallion Oilfield Holdings, Ltd.	24,082	433,476
Temple-Inland, Inc.	24,860	463,888
Thermadyne Holdings Corp. (NON)	23,641	334,047
Trump Entertainment Resorts, Inc. (F)	913	14,608
TRW Automotive Holdings Corp. (NON)	9,485	394,197
Vertis Holdings, Inc. (F)(NON)	33,617	34

Total common stocks (cost $12,222,440)		$12,095,017

CONVERTIBLE BONDS AND NOTES (1.9%)(a)
	Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015	$100,000	$98,375
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024	725,000	827,406
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)	415,000	637,284
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	402,000	600,950
General Cable Corp. cv. unsec. sub. notes
stepped-coupon 4 1/2s (2 1/4s, 11/15/19) 2029 (STP)	639,000	641,396
General Growth Properties, Inc. 144A cv. sr. notes
3.98s, 2027 (In default) (NON)(R)	460,000	489,900
Level 3 Communications, Inc. cv. sr. unsec. unsub.

notes 5 1/4s, 2011	260,000	260,000
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012	600,000	567,750
Owens Brockway Glass Container, Inc. 144A cv. company
guaranty sr. unsec. notes 3s, 2015	485,000	475,397
Pantry, Inc. (The) cv. company guaranty sr. unsec.
sub. notes 3s, 2012	1,380,000	1,316,175
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014	300,000	341,438
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036	520,000	470,600
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)	545,000	802,513
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014	494,000	539,695

Total convertible bonds and notes (cost $6,606,662)		$8,068,879

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	12,347	$717,114
Crown Castle International Corp. $3.125 cum. cv. pfd.	11,043	680,580
Dole Food Automatic Exchange 144A 7.00% cv. pfd. (NON)	34,600	329,392
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.	22,855	430,460
Great Plains Energy, Inc. $6.00 cv. pfd.	6,470	407,287
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	24,660	581,051
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)	1,120	1,120
PPL Corp. $4.75 cv. pfd. (NON)	12,042	683,022
XL Group, Ltd. $2.688 cv. pfd.	22,965	722,938

Total convertible preferred stocks (cost $5,114,996)		$4,552,964

PREFERRED STOCKS (0.3%)(a)
	Shares	Value

GMAC, Inc. 144A Ser. G, 7.00% cum. pfd.	1,474	$1,352,395

Total preferred stocks (cost $633,626)		$1,352,395

WARRANTS (0.0%)(a)(NON)
		Expiration date	Strike price	Warrants	Value

Charter Communications, Inc. Class A	USD	11/30/14	46.86	37	$222
Smurfit Kappa Group PLC 144A (Ireland) (F)	EUR	10/01/13	0.01	432	22,539
Tower Semiconductor, Ltd. 144A (Israel) (F)	USD	6/30/15	0.01	192,571	34,663
Vertis Holdings, Inc. (F)		10/18/15	0.01	2,656	--

Total warrants (cost $60,279)					$57,424

SHORT-TERM INVESTMENTS (1.0%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)	$4,299,650	$4,299,650

Total short-term investments (cost $4,299,650)		$4,299,650

TOTAL INVESTMENTS

Total investments (cost $401,457,581)(b)		$419,983,004

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $6,681,682) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Sell	10/20/10	$274,686	$257,782	$(16,904)

Barclays Bank PLC
	Euro	Sell	10/20/10	457,445	429,131	(28,314)

Citibank, N.A.
	Euro	Buy	10/20/10	347,107	325,699	21,408

Credit Suisse AG
	Euro	Sell	10/20/10	1,020,727	957,870	(62,857)

Deutsche Bank AG
	Euro	Sell	10/20/10	1,100,514	1,032,880	(67,634)

Goldman Sachs International
	Euro	Sell	10/20/10	798,006	748,992	(49,014)

HSBC Bank USA, National Association
	Euro	Sell	10/20/10	245,907	230,775	(15,132)

JPMorgan Chase Bank, N.A.
	Euro	Buy	10/20/10	165,984	155,761	10,223

Royal Bank of Scotland PLC (The)
	Euro	Buy	10/20/10	558,236	523,648	34,588

UBS AG
	Euro	Sell	10/20/10	1,619,470	1,519,718	(99,752)

Westpac Banking Corp.
	Euro	Sell	10/20/10	532,049	499,426	(32,623)

Total						$(306,011)

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
MTNA	Medium Term Notes Class A
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $423,406,713.

(b) The aggregate identified cost on a tax basis is $402,671,867, resulting in gross unrealized appreciation and depreciation of $30,324,613 and $13,013,476, respectively, or net unrealized appreciation of $17,311,137.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $2 or less than 0.1% of net assets.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $3,188 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $94,109,027 and $89,809,377, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $629,785 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $372,230 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$2,156,570	$--	$--

Capital goods	334,047	--	--

Communication services	1,136,789	--	--

Consumer cyclicals	3,474,687	--	14,644

Consumer staples	1,230,999	--	--

Energy	1,021,694	433,476	8,329

Financial	417,997	--	--

Health care	910,735	--	--

Utilities and power	955,050	--	--

Total common stocks	11,638,568	433,476	22,973

Convertible bonds and notes	--	8,068,879	--

Convertible preferred stocks	--	4,552,964	--

Corporate bonds and notes	--	366,000,961	615,846

Preferred stocks	--	1,352,395	--

Senior loans	--	22,939,868	--

Warrants	--	222	57,202

Short-term investments	4,299,650	--	--

Totals by level	$15,938,218	$403,348,765	$696,021

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	--	(306,011)	--

Totals by level	$--	$(306,011)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$66,219	$372,230

Equity contracts	57,424	--

Total	$123,643	$372,230

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund

The fund's portfolio
9/30/10 (Unaudited)

MORTGAGE-BACKED SECURITIES (43.7%)(a)
	Principal amount	Value

Asset Securitization Corp. Ser. 96-MD6, Class A7,
8.631s, 2029	$373,536	$395,334
Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.837s, 2049	487,000	515,341
Ser. 07-2, Class A2, 5.634s, 2049	3,017,000	3,122,105
Ser. 06-4, Class A2, 5.522s, 2046	1,255,000	1,281,122
Ser. 06-6, Class A2, 5.309s, 2045	836,000	858,004
Ser. 07-1, Class XW, IO, 0.46s, 2049	6,329,562	86,666
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.963s, 2035	3,323,356	26,156
Ser. 04-4, Class XC, IO, 0.281s, 2042	14,164,315	225,455
Ser. 04-5, Class XC, IO, 0.242s, 2041	26,104,888	363,109
Ser. 06-5, Class XC, IO, 0.176s, 2016	41,347,918	673,880
Ser. 05-1, Class XW, IO, 0.123s, 2042	123,959,453	143,954
Ser. 07-5, Class XW, IO, 0.598s, 2051	13,581,215	279,250
Banc of America Large Loan 144A FRB Ser. 05-MIB1,
Class J, 1.307s, 2022	582,000	349,200
Bayview Commercial Asset Trust 144A
Ser. 07-5A, IO, 3.047s, 2037	3,290,412	344,835
Ser. 05-3A, IO, 2.87s, 2035	4,648,386	221,263
FRB Ser. 05-1A, Class A1, 0.556s, 2035	349,835	277,353
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.495s, 2032	412,000	424,475
Ser. 07-PW15, Class A4, 5.331s, 2044	759,000	780,986
Ser. 05-PWR9, Class A2, 4.735s, 2042	475,954	479,610
Ser. 04-PR3I, Class X1, IO, 0.36s, 2041	2,440,082	42,511
Ser. 05-PWR9, Class X1, IO, 0.245s, 2042	30,097,394	277,498
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.876s, 2038	8,402,488	252,075
Ser. 06-PW14, Class X1, IO, 0.163s, 2038	7,997,258	131,955
Ser. 07-PW15, Class X1, IO, 0.129s, 2044	25,040,659	191,811
Ser. 05-PW10, Class X1, IO, 0.093s, 2040	11,733,491	23,819
Bear Stearns Small Balance Commercial Trust 144A Ser.
06-1A, Class AIO, IO, 1s, 2034	766,200	1,796
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030	2,005,365	2,123,428
Citigroup Commercial Mortgage Trust Ser. 08-C7,
Class A2A, 6.034s, 2049	1,050,295	1,073,440
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 06-AR7,
Class 2A2A, 5.407s, 2036	120,120	70,871
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.556s, 2049	24,492,693	413,192
Ser. 06-CD2, Class X, IO, 0.119s, 2046	31,087,698	97,884
Ser. 07-CD4, Class XC, IO, 0.118s, 2049	35,549,824	294,353
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	591,162	620,948
Ser. 98-C2, Class F, 5.44s, 2030	1,176,000	1,216,601
Commercial Mortgage Loan Trust Ser. 08-LS1, Class A4B,
6.214s, 2017	710,000	749,993
Commercial Mortgage Pass-Through Certificates 144A
Ser. 03-LB1A, Class X1, IO, 1.723s, 2038 (F)	4,665,810	150,869
Ser. 05-LP5, Class XC, IO, 0.245s, 2043	17,251,518	163,149
Ser. 06-C8, Class XS, IO, 0.181s, 2046	32,303,132	353,899
Ser. 05-C6, Class XC, IO, 0.094s, 2044	23,281,752	131,286
Countrywide Alternative Loan Trust Ser. 06-2CB,
Class A11, 6s, 2036	3,359,798	2,282,563
Countrywide Home Loans FRB Ser. 05-HYB7, Class 6A1,
5.512s, 2035	24,786	19,085
Countrywide Home Loans 144A
IFB Ser. 05-R2, Class 2A3, 8s, 2035	269,080	248,899
Ser. 04-R2, Class 1AS, IO, 5.646s, 2034	2,060,284	299,233
IFB Ser. 05-R1, Class 1AS, IO, 5.646s, 2035	3,233,963	471,239
Ser. 06-R1, Class AS, IO, 5.471s, 2036	1,480,938	163,829
Ser. 05-R3, Class AS, IO, 5.523s, 2035	12,450,231	1,634,093
Ser. 06-R2, Class AS, IO, 5.528s, 2036	2,862,784	343,534
Ser. 05-R2, Class 1AS, IO, 5.295s, 2035	6,161,780	833,906
FRB Ser. 04-R2, Class 1AF1, 0.676s, 2034	1,961,140	1,647,358
FRB Ser. 05-R3, Class AF, 0.656s, 2035	204,977	174,230
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.998s, 2039	1,846,000	1,917,851
Ser. 07-C1, Class AAB, 5.336s, 2040	426,000	443,040
Ser. 06-C5, Class AX, IO, 0.174s, 2039 (F)	14,759,225	218,687
Credit Suisse Mortgage Capital Certificates 144A
Ser. 07-C2, Class AX, IO, 0.273s, 2049 (F)	48,308,375	314,584
Ser. 06-C4, Class AX, IO, 0.155s, 2039	30,438,119	420,000
Ser. 07-C1, Class AX, IO, 0.124s, 2040 (F)	51,619,813	390,039
CS First Boston Mortgage Securities Corp.
FRB Ser. 04-C3, Class A5, 5.113s, 2036	20,000	21,305
Ser. 04-C3, Class A3, 4.302s, 2036	5,073	5,069
CS First Boston Mortgage Securities Corp. 144A
Ser. 02-CP3, Class AX, IO, 1.628s, 2035	13,683,942	269,319
FRB Ser. 04-TF2A, Class J, 1.207s, 2016	278,000	265,490
FRB Ser. 04-TF2A, Class H, 0.957s, 2019	278,000	272,440
Ser. 01-CK1, Class AY, IO, 0.838s, 2035	13,133,248	1,051
Ser. 04-C4, Class AX, IO, 0.436s, 2039	3,047,404	69,581
CWCapital Cobalt Ser. 07-C2, Class A2, 5.334s, 2047	4,109,959	4,366,295
DLJ Commercial Mortgage Corp.
Ser. 99-CG2, Class B3, 6.1s, 2032	434,787	434,701
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,138,164
Fannie Mae
IFB Ser. 10-100, Class QS, IO, 6.394s, 2040	6,942,959	1,161,818

IFB Ser. 10-110, Class SB, IO, 5.74s, 2040	7,849,000	1,127,666
Ser. 10-67, Class BI, IO, 5 1/2s, 2025 (F)	4,261,106	530,726
Ser. 10-98, Class DI, IO, 5s, 2040	1,015,768	164,971
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	10,431,177	834,494
Federal Home Loan Mortgage Corp. Structured
Pass-Through Securities
IFB Ser. T-56, Class 2ASI, IO, 7.844s, 2043	571,067	115,941
IFB Ser. T-56, Class 3ASI, IO, 7.244s, 2043	234,369	48,750
Ser. T-56, Class A, IO, 0.306s, 2043	6,503,475	123,301
Ser. T-56, Class 1, IO, zero %, 2043	8,196,386	24,044
Ser. T-56, Class 2, IO, zero %, 2043	18,436,498	1,197
Ser. T-56, Class 3, IO, zero %, 2043	3,264,931	603
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.31s, 2037	425,006	812,808
IFB Ser. 06-62, Class PS, 38.363s, 2036	982,072	1,664,615
IFB Ser. 07-30, Class FS, 28.641s, 2037	508,652	847,841
IFB Ser. 06-49, Class SE, 27.975s, 2036	962,668	1,527,648
IFB Ser. 06-115, Class ES, 25.535s, 2036	421,213	639,978
IFB Ser. 06-8, Class HP, 23.627s, 2036	705,532	1,090,647
IFB Ser. 05-99, Class SA, 23.627s, 2035	456,754	672,223
IFB Ser. 05-74, Class DM, 23.444s, 2035	674,098	999,819
IFB Ser. 05-45, Class DC, 23.37s, 2035 (F)	568,343	832,542
IFB Ser. 05-95, Class OP, 19.564s, 2035	334,224	500,718
IFB Ser. 05-106, Class JC, 19.329s, 2035	439,867	632,154
IFB Ser. 05-83, Class QP, 16.728s, 2034	166,731	216,479
IFB Ser. 03-W6, Class 5S, IO, 7.344s, 2042	2,004,319	404,670
IFB Ser. 04-24, Class CS, IO, 6.894s, 2034	1,436,967	249,668
IFB Ser. 04-60, Class SW, IO, 6.794s, 2034	1,986,224	333,408
IFB Ser. 03-76, Class SB, IO, 6.794s, 2033 (F)	1,391,562	195,628
IFB Ser. 03-34, Class WS, IO, 6.744s, 2029 (F)	161,752	15,951
IFB Ser. 05-48, Class SM, IO, 6.544s, 2034	967,746	138,784
IFB Ser. 07-54, Class CI, IO, 6.504s, 2037 (F)	649,861	95,954
IFB Ser. 07-28, Class SE, IO, 6.494s, 2037 (F)	681,889	100,216
IFB Ser. 07-24, Class SD, IO, 6.494s, 2037	845,343	127,089
IFB Ser. 05-90, Class GS, IO, 6.494s, 2035	86,909	12,584
IFB Ser. 05-90, Class SP, IO, 6.494s, 2035	1,711,137	234,280
IFB Ser. 05-17, Class ES, IO, 6.494s, 2035	825,916	125,138
IFB Ser. 06-123, Class CI, IO, 6.484s, 2037	1,511,331	244,443
IFB Ser. 06-36, Class SP, IO, 6.444s, 2036	642,429	80,054
IFB Ser. 06-23, Class SP, IO, 6.444s, 2036	1,361,584	215,512
IFB Ser. 06-16, Class SM, IO, 6.444s, 2036 (F)	592,044	98,758
IFB Ser. 06-3, Class SB, IO, 6.444s, 2035	3,814,279	675,699
IFB Ser. 05-23, Class SG, IO, 6.444s, 2035	1,330,858	209,757
IFB Ser. 05-17, Class SA, IO, 6.444s, 2035 (F)	1,146,841	173,061
IFB Ser. 05-17, Class SE, IO, 6.444s, 2035	1,286,815	199,798
IFB Ser. 05-57, Class DI, IO, 6.444s, 2035	3,186,996	396,496
IFB Ser. 05-5, Class SD, IO, 6.444s, 2035	4,110,312	589,994
IFB Ser. 06-128, Class GS, IO, 6.424s, 2037 (F)	710,654	103,373
IFB Ser. 06-109, Class SH, IO, 6.364s, 2036 (F)	868,089	145,923
IFB Ser. 06-103, Class SB, IO, 6.344s, 2036 (F)	1,499,131	197,375
IFB Ser. 05-122, Class SG, IO, 6.344s, 2035	584,283	84,756
IFB Ser. 05-122, Class SW, IO, 6.344s, 2035	799,248	111,391
IFB Ser. 06-86, Class SB, IO, 6.294s, 2036	2,472,564	382,308
IFB Ser. 07-15, Class NI, IO, 6.244s, 2022	1,056,541	130,044
IFB Ser. 07-30, Class LI, IO, 6.184s, 2037	2,402,856	362,711
IFB Ser. 07-89, Class SA, IO, 6.174s, 2037 (F)	2,442,253	331,822
IFB Ser. 06-115, Class JI, IO, 6.124s, 2036	2,049,883	315,743
IFB Ser. 06-123, Class LI, IO, 6.064s, 2037	1,359,636	202,722
IFB Ser. 10-2, Class SD, IO, 6.044s, 2040	1,150,955	120,304
IFB Ser. 08-11, Class SC, IO, 6.024s, 2038	102,736	14,726
IFB Ser. 07-39, Class AI, IO, 5.864s, 2037	1,419,416	197,994
IFB Ser. 07-32, Class SD, IO, 5.854s, 2037	1,020,932	137,487
IFB Ser. 07-30, Class UI, IO, 5.844s, 2037	848,559	112,552
IFB Ser. 07-1, Class CI, IO, 5.844s, 2037 (F)	924,675	121,721
Ser. 06-W3, Class 1AS, IO, 5.756s, 2046	3,934,054	596,288
IFB Ser. 09-3, Class SE, IO, 5.244s, 2037	1,187,073	148,075
IFB Ser. 05-W2, Class A2, IO, 4.954s, 2035	2,305,113	279,674
Ser. 03-W12, Class 2, IO, 2.229s, 2043	3,014,993	231,285
Ser. 03-W10, Class 3, IO, 1.791s, 2043	1,696,118	110,725
Ser. 03-W10, Class 1, IO, 1.673s, 2043	5,023,220	296,603
Ser. 03-W8, Class 12, IO, 1.637s, 2042	13,898,074	821,071
Ser. 03-W17, Class 12, IO, 1.139s, 2033	2,410,028	97,052
Ser. 03-T2, Class 2, IO, 0.811s, 2042	13,197,202	334,630
Ser. 03-W3, Class 2IO1, IO, 0.674s, 2042	1,149,435	25,402
Ser. 03-W6, Class 51, IO, 0.655s, 2042	3,338,055	66,718
Ser. 01-T12, Class IO, 0.565s, 2041	6,302,935	129,740
Ser. 03-W2, Class 1, IO, 0.466s, 2042	6,248,445	48,770
Ser. 03-W3, Class 1, IO, 0.442s, 2042	11,320,272	118,345
Ser. 02-T1, Class IO, IO, 0.422s, 2031	5,398,578	81,255
Ser. 03-W6, Class 3, IO, 0.368s, 2042	4,647,276	52,672
Ser. 03-W6, Class 23, IO, 0.35s, 2042	4,917,338	54,874
Ser. 03-W4, Class 3A, IO, 0.063s, 2042	4,846,255	12,447
Ser. 07-64, Class LO, PO, zero %, 2037	195,282	183,293
Ser. 372, Class 1, PO, zero %, 2036	385,236	354,236
FRB Ser. 06-115, Class SN, zero %, 2036 (F)	317,929	265,682
FRB Ser. 06-104, Class EK, zero %, 2036	29,192	27,709
FRB Ser. 05-117, Class GF, zero %, 2036	20,497	20,076
FRB Ser. 05-36, Class QA, zero %, 2035	27,977	27,392
FRB Ser. 06-1, Class HF, zero %, 2032	15,871	14,970
IFB Ser. 06-48, Class FG, zero %, 2036	132,667	123,270
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.827s, 2033	6,089,765	5,683
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,299,173
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	397,168
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035 (F)	1,515,000	1,363,054
Freddie Mac

IFB Ser. 3182, Class PS, 27.571s, 2032 (F)	600,620	890,711
IFB Ser. 3211, Class SI, IO, 26.583s, 2036	68,682	47,941
IFB Ser. 3408, Class EK, 24.758s, 2037	930,595	1,369,927
IFB Ser. 2976, Class LC, 23.476s, 2035	118,330	183,494
IFB Ser. 2976, Class KL, 23.44s, 2035	744,592	1,145,496
IFB Ser. 2979, Class AS, 23.33s, 2034	171,222	245,067
IFB Ser. 3065, Class DC, 19.088s, 2035	711,437	1,013,989
IFB Ser. 2990, Class LB, 16.288s, 2034	771,802	1,019,226
IFB Ser. 3184, Class SP, IO, 7.093s, 2033 (F)	996,936	97,722
IFB Ser. 3110, Class SP, IO, 7.043s, 2035	1,648,752	308,482
IFB Ser. 3156, Class PS, IO, 6.993s, 2036	1,274,133	223,101
IFB Ser. 3119, Class PI, IO, 6.943s, 2036	1,533,859	294,071
IFB Ser. 2882, Class NS, IO, 6.943s, 2034	697,518	86,883
IFB Ser. 3149, Class SE, IO, 6.893s, 2036	832,840	160,255
IFB Ser. 3157, Class SA, IO, 6.893s, 2036	2,208,082	416,930
IFB Ser. 3203, Class SH, IO, 6.883s, 2036 (F)	592,117	94,304
IFB Ser. 3208, Class PS, IO, 6.843s, 2036	5,994,725	890,459
IFB Ser. 2835, Class AI, IO, 6.843s, 2034	580,484	97,974
IFB Ser. 2828, Class TI, IO, 6.793s, 2030	502,232	62,874
IFB Ser. 3249, Class SI, IO, 6.493s, 2036	487,895	77,205
IFB Ser. 3028, Class ES, IO, 6.493s, 2035 (F)	2,087,488	334,827
IFB Ser. 3287, Class SE, IO, 6.443s, 2037	2,707,298	407,042
IFB Ser. 3123, Class LI, IO, 6.443s, 2036	1,340,621	236,164
IFB Ser. 3117, Class SI, IO, 6.443s, 2036	1,756,096	285,366
IFB Ser. 3107, Class DC, IO, 6.443s, 2035 (F)	1,451,728	228,819
IFB Ser. 3001, Class IH, IO, 6.443s, 2035	259,770	42,678
IFB Ser. 3256, Class S, IO, 6.433s, 2036	9,618,274	1,449,400
IFB Ser. 3031, Class BI, IO, 6.433s, 2035	597,200	107,398
IFB Ser. 3249, Class SM, IO, 6.393s, 2036	1,813,314	297,891
IFB Ser. 3240, Class SM, IO, 6.393s, 2036	1,719,538	251,156
IFB Ser. 3147, Class SD, IO, 6.393s, 2036	2,996,634	415,316
IFB Ser. 3398, Class SI, IO, 6.393s, 2036	2,474,143	325,894
IFB Ser. 3128, Class JI, IO, 6.373s, 2036	1,832,342	277,408
IFB Ser. 3240, Class S, IO, 6.363s, 2036	2,195,495	351,411
IFB Ser. 3065, Class DI, IO, 6.363s, 2035	447,840	73,604
IFB Ser. 3145, Class GI, IO, 6.343s, 2036	1,610,784	245,979
IFB Ser. 3114, Class GI, IO, 6.343s, 2036	1,593,626	274,775
IFB Ser. 3114, Class IP, IO, 6.343s, 2036	1,012,684	150,606
IFB Ser. 3510, Class IB, IO, 6.343s, 2036	1,340,478	273,404
IFB Ser. 3153, Class QI, IO, 6.293s, 2036	542,525	116,106
IFB Ser. 3346, Class SC, IO, 6.293s, 2033	5,495,958	781,635
IFB Ser. 3349, Class AS, IO, 6.243s, 2037	5,738,534	863,248
IFB Ser. 3510, Class IA, IO, 6.243s, 2037	1,846,766	256,756
IFB Ser. 3238, Class LI, IO, 6.233s, 2036	600,099	93,951
IFB Ser. 3171, Class PS, IO, 6.228s, 2036	1,059,290	143,229
IFB Ser. 3171, Class ST, IO, 6.228s, 2036 (F)	2,228,015	349,707
IFB Ser. 3510, Class CI, IO, 6.223s, 2037	2,663,690	414,976
IFB Ser. 3510, Class DI, IO, 6.223s, 2035	2,132,579	337,950
IFB Ser. 3181, Class PS, IO, 6.213s, 2036	732,132	110,076
IFB Ser. 3308, Class SA, IO, 6.193s, 2037	1,509,026	216,666
IFB Ser. 3199, Class S, IO, 6.193s, 2036	678,909	106,473
IFB Ser. 3240, Class GS, IO, 6.123s, 2036	1,399,318	214,977
IFB Ser. 3257, Class SI, IO, 6.063s, 2036	614,053	84,408
IFB Ser. 3225, Class JY, IO, 6.033s, 2036	2,572,452	386,742
IFB Ser. 3339, Class TI, IO, 5.883s, 2037	1,250,081	181,824
IFB Ser. 3510, Class IC, IO, 5.823s, 2037	2,019,992	296,353
IFB Ser. 3309, Class SG, IO, 5.813s, 2037 (F)	2,318,058	297,479
IFB Ser. 3725, Class CS, IO, 5.65s, 2040	9,506,000	1,450,045
IFB Ser. 3424, Class UI, IO, 5.503s, 2037	187,985	22,697
Ser. 3707, Class IK, IO, 5s, 2040	630,233	107,518
Ser. 3645, Class ID, IO, 5s, 2040	327,421	47,758
Ser. 3632, Class CI, IO, 5s, 2038	424,219	63,866
Ser. 3626, Class DI, IO, 5s, 2037	317,784	31,712
Ser. 3623, Class CI, IO, 5s, 2036 (F)	284,581	24,604
Ser. 3707, Class PI, IO, 4 1/2s, 2025	7,348,177	701,310
Ser. 3707, Class HI, IO, 4s, 2023	1,699,457	148,719
Ser. 3369, Class BO, PO, zero %, 2037	50,877	47,001
Ser. 3327, Class IF, IO, zero %, 2037	84,136	896
Ser. 3391, PO, zero %, 2037	148,360	126,403
Ser. 3300, PO, zero %, 2037	644,897	584,215
Ser. 3175, Class MO, PO, zero %, 2036	76,614	67,406
Ser. 3210, PO, zero %, 2036	134,640	120,866
FRB Ser. 3349, Class DO, zero %, 2037	12,464	12,374
FRB Ser. 3326, Class XF, zero %, 2037 (F)	13,968	13,929
FRB Ser. 3274, Class TX, zero %, 2037	136,979	124,523
FRB Ser. 3326, Class YF, zero %, 2037 (F)	78,393	76,256
FRB Ser. 3263, Class TA, zero %, 2037	32,647	32,482
FRB Ser. 3147, Class SF, zero %, 2036	552,357	477,005
FRB Ser. 3117, Class AF, zero %, 2036	37,543	30,516
FRB Ser. 3047, Class BD, zero %, 2035	45,263	44,389
FRB Ser. 3326, Class WF, zero %, 2035 (F)	183,662	174,833
FRB Ser. 3033, Class YF, zero %, 2035	49,375	47,003
FRB Ser. 3036, Class AS, zero %, 2035	50,609	40,626
FRB Ser. 3251, Class TP, zero %, 2035	31,014	30,711
FRB Ser. 3003, Class XF, zero %, 2035 (F)	367,685	360,559
FRB Ser. 2947, Class GF, zero %, 2034	37,221	36,572
FRB Ser. 3006, Class TE, zero %, 2034	11,504	11,430
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.159s, 2043	26,687,954	215,185
Ser. 05-C3, Class XC, IO, 0.105s, 2045	70,058,475	367,078
Ser. 07-C1, Class XC, IO, 0.069s, 2049	69,278,052	328,711
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.355s, 2029	3,038,842	127,340
Ser. 05-C1, Class X1, IO, 0.436s, 2043	25,891,049	343,222
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	201,398	157,090
Ser. 06-C1, Class XC, IO, 0.139s, 2045	75,659,266	398,974
Government National Mortgage Association
IFB Ser. 09-77, Class CS, IO, 6.743s, 2038 (F)	2,331,033	307,274

IFB Ser. 09-66, Class XS, IO, 6.543s, 2039	14,549,241	1,787,403
IFB Ser. 09-61, Class SA, IO, 6.443s, 2039	4,087,454	464,294
IFB Ser. 10-98, Class CS, IO, 6.443s, 2038	1,258,927	213,438
IFB Ser. 10-98, Class SA, IO, 6.443s, 2038	1,217,949	205,602
IFB Ser. 10-32, Class SP, IO, 6.443s, 2036	1,685,495	202,698
IFB Ser. 10-113, Class AS, IO, 6.4s, 2039	1,220,000	221,711
IFB Ser. 10-85, Class SA, IO, 6.393s, 2040	527,734	84,865
IFB Ser. 10-85, Class AS, IO, 6.393s, 2039	1,724,805	269,725
IFB Ser. 10-85, Class SD, IO, 6.393s, 2038	1,152,656	176,933
IFB Ser. 09-106, Class LP, IO, 6.353s, 2036	322,184	39,651
IFB Ser. 10-98, Class QS, IO, 6.343s, 2040	1,632,964	255,477
IFB Ser. 10-98, Class YS, IO, 6.343s, 2039	1,688,779	261,575
IFB Ser. 10-47, Class HS, IO, 6.343s, 2039	784,865	125,068
IFB Ser. 10-68, Class SD, 6.323s, 2040	15,799,680	2,607,345
IFB Ser. 10-47, Class XN, IO, 6.293s, 2034	4,291,649	341,186
IFB Ser. 10-60, Class S, IO, 6.243s, 2040	2,906,609	431,864
IFB Ser. 10-53, Class SA, IO, 6.243s, 2039 (F)	4,478,234	560,194
IFB Ser. 10-2, Class SA, IO, 6.243s, 2037	1,844,288	237,102
IFB Ser. 10-14, Class SX, IO, 6.193s, 2040	6,360,433	847,019
IFB Ser. 09-101, Class SB, IO, 6.193s, 2039	4,182,842	473,916
IFB Ser. 07-35, Class KY, IO, 6.193s, 2037	1,372,368	155,064
IFB Ser. 09-102, Class SM, IO, 6.143s, 2039	1,469,064	156,547
IFB Ser. 09-35, Class SP, IO, 6.143s, 2037	3,555,863	408,640
IFB Ser. 10-20, Class SE, IO, 5.993s, 2040	6,768,643	864,762
IFB Ser. 10-20, Class SC, IO, 5.893s, 2040	6,026,832	910,234
IFB Ser. 09-58, Class SG, IO, 5.843s, 2039	4,532,457	443,229
IFB Ser. 09-87, Class TS, IO, 5.843s, 2035	4,643,678	556,173
IFB Ser. 09-53, Class SA, IO, 5.793s, 2039 (F)	4,466,830	425,089
IFB Ser. 10-116, Class JS, IO, 5.791s, 2039	3,415,000	525,056
IFB Ser. 10-37, Class US, IO, 5.743s, 2039	4,441,469	579,744
IFB Ser. 10-113, Class BS, IO, 5.736s, 2040	13,697,000	1,833,480
IFB Ser. 09-15, Class SM, IO, 5.703s, 2039	5,479,721	522,820
IFB Ser. 10-68, Class MS, IO, 5.593s, 2040	4,541,945	557,816
IFB Ser. 10-15, Class AS, IO, 5.503s, 2040	16,453,303	1,841,618
IFB Ser. 10-62, Class SE, IO, 5.493s, 2040	7,970,571	921,717
IFB Ser. 10-20, Class SD, IO, 5.423s, 2040	3,722,371	474,677
Ser. 10-70, Class PI, 5s, 2039	5,473,776	684,222
Ser. 10-101, Class GI, IO, 4 1/2s, 2038	3,510,315	504,221
Ser. 10-109, Class CI, IO, 4 1/2s, 2037 (F)	2,435,280	350,519
Ser. 06-36, Class OD, PO, zero %, 2036	30,352	28,576
FRB Ser. 07-73, Class KI, IO, zero %, 2037 (F)	1,201,480	7,854
FRB Ser. 07-73, Class KM, zero %, 2037	120,002	109,640
FRB Ser. 07-35, Class UF, zero %, 2037	34,500	33,665
Greenwich Capital Commercial Funding Corp.
Ser. 05-GG5, Class A2, 5.117s, 2037	1,174,328	1,187,599
Ser. 05-GG5, Class XC, IO, 0.182s, 2037	160,517,621	429,256
GS Mortgage Securities Corp. II
FRB Ser. 07-GG10, Class A3, 6.002s, 2045	1,393,347	1,510,874
Ser. 06-GG6, Class A2, 5.506s, 2038	1,107,432	1,120,433
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	469,973	472,322
FRB Ser. 07-EOP, Class J, 1.107s, 2020	171,000	148,026
Ser. 03-C1, Class X1, IO, 1.007s, 2040	8,038,057	126,394
Ser. 04-C1, Class X1, IO, 0.896s, 2028	6,740,952	3,726
Ser. 06-GG6, Class XC, IO, 0.11s, 2038	62,947,271	118,064
GSMPS Mortgage Loan Trust
Ser. 05-RP3, Class 1A4, 8 1/2s, 2035	95,090	92,302
Ser. 05-RP3, Class 1A3, 8s, 2035	329,425	303,071
Ser. 05-RP3, Class 1A2, 7 1/2s, 2035	246,834	230,790
FRB Ser. 05-RP2, Class 1AF, 0.606s, 2035	973,555	822,654
GSMPS Mortgage Loan Trust 144A
Ser. 05-RP2, Class 1A3, 8s, 2035	281,150	261,469
Ser. 05-RP2, Class 1A2, 7 1/2s, 2035	317,137	298,109
IFB Ser. 04-4, Class 1AS, IO, 5.54s, 2034	4,534,285	578,121
Ser. 05-RP3, Class 1AS, IO, 5.417s, 2035	2,781,853	371,045
FRB Ser. 04-4, Class 1AF, 0.656s, 2034	321,322	273,124
FRB Ser. 05-RP3, Class 1AF, 0.606s, 2035	2,847,893	2,420,709
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.366s, 2037	1,221,536	665,737
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	304,168	322,849
FRB Ser. 07-LD12, Class A3, 6.188s, 2051	7,987,000	8,487,305
FRB Ser. 07-LD11, Class A3, 6.006s, 2049	1,786,000	1,885,491
Ser. 07-CB20, Class A3, 5.863s, 2051	2,329,000	2,507,585
Ser. 07-C1, Class A4, 5.716s, 2051	539,000	565,304
Ser. 06-LDP9, Class A2S, 5.298s, 2047	2,082,000	2,146,001
Ser. 05-LDP2, Class AM, 4.78s, 2042	680,000	680,385
Ser. 06-LDP8, Class X, IO, 0.758s, 2045	29,943,258	785,121
Ser. 06-CB17, Class X, IO, 0.697s, 2043	17,379,357	448,281
Ser. 06-LDP9, Class X, IO, 0.636s, 2047	4,033,979	84,553
Ser. 07-LDPX, Class X, IO, 0.519s, 2049	21,723,667	299,233
Ser. 06-CB16, Class X1, IO, 0.142s, 2045	15,776,755	203,394
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	410,333	414,087
Ser. 03-ML1A, Class X1, IO, 1.502s, 2039	14,344,555	377,979
Ser. 05-CB12, Class X1, IO, 0.194s, 2037	21,256,463	183,039
Ser. 07-CB20, Class X1, IO, 0.189s, 2051	36,240,181	359,028
Ser. 06-LDP6, Class X1, IO, 0.083s, 2043	44,593,288	173,290
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	289,671
Ser. 99-C1, Class G, 6.41s, 2031	337,198	278,150
FRB Ser. 07-C3, Class A2FL, 5.84s, 2044	516,000	542,383
Ser. 98-C4, Class G, 5.6s, 2035	260,000	268,996
Ser. 98-C4, Class H, 5.6s, 2035	441,000	436,019
LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A3, 5.866s, 2045	2,556,000	2,703,968
Ser. 07-C7, Class A2, 5.588s, 2045	1,043,000	1,090,986
Ser. 07-C2, Class A3, 5.43s, 2040	942,000	985,359

Ser. 07-C1, Class A2, 5.318s, 2040	2,440,000	2,518,667
Ser. 07-C2, Class XW, IO, 0.756s, 2040	4,629,376	113,201
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.949s, 2037	5,125,745	90,496
Ser. 06-C7, Class XW, IO, 0.91s, 2038	22,774,147	639,049
Ser. 05-C3, Class XCL, IO, 0.35s, 2040	47,047,198	873,248
Ser. 05-C2, Class XCL, IO, 0.285s, 2040	105,027,586	833,415
Ser. 05-C5, Class XCL, IO, 0.266s, 2020	50,616,704	672,003
Ser. 05-C7, Class XCL, IO, 0.203s, 2040	59,888,830	423,773
Ser. 06-C7, Class XCL, IO, 0.181s, 2038	35,009,064	576,858
Ser. 06-C1, Class XCL, IO, 0.174s, 2041	62,027,944	636,295
Ser. 07-C2, Class XCL, IO, 0.17s, 2040	96,405,193	1,272,462
MASTR Reperforming Loan Trust 144A
Ser. 05-2, Class 1A3, 7 1/2s, 2035	743,992	703,072
Ser. 05-1, Class 1A4, 7 1/2s, 2034	416,452	393,547
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.876s, 2027	1,416,796	1,146,761
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.177s, 2049	37,558,336	431,748
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.757s, 2022	408,848	357,742
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 7.071s, 2030	283,000	298,802
FRB Ser. 05-A9, Class 3A1, 4.081s, 2035	1,253,973	1,000,777
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 6.02s, 2050	640,000	682,308
Ser. 05-MCP1, Class XC, IO, 0.225s, 2043	23,059,283	289,085
Merrill Lynch Mortgage Trust 144A
Ser. 04-KEY2, Class XC, IO, 0.356s, 2039	5,151,183	118,775
Ser. 05-LC1, Class X, IO, 0.223s, 2044	14,241,978	68,883
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 6.163s, 2049	1,790,000	1,935,424
FRB Ser. 07-8, Class A2, 6.126s, 2049	759,000	820,537
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 8.139s, 2037	1,098,254	104,334
Ser. 06-C4, Class X, IO, 5.567s, 2045	3,175,765	317,577
Ser. 05-C3, Class X, IO, 5.004s, 2044	1,114,217	89,137
Morgan Stanley Capital I
Ser. 06-T21, Class A2, 5.09s, 2052	753,771	757,865
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,159,058	1,184,019
Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1,
IO, 0.135s, 2042	7,657,765	43,037
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	536,000	554,760
Nomura Asset Acceptance Corp. Ser. 04-R3, Class PT,
7.402s, 2035	343,672	331,643
Nomura Asset Acceptance Corp. 144A Ser. 04-R2,
Class PT, 9.087s, 2034	117,476	113,364
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	739,036	739,036
Ser. 00-C1, Class J, 6 5/8s, 2033 (F)	206,000	2,060
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 2.154s, 2036	8,533,747	225,291
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 07-8, Class 1A2, 6 1/4s, 2037	3,046,009	2,147,437
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.614s, 2034	244,973	199,653
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.982s, 2037	17,305,378	2,681,710
Ser. 07-4, Class 1A4, IO, 1s, 2037	20,182,511	651,784
Structured Asset Securities Corp. 144A
Ser. 07-RF1, Class 1A, IO, 5.165s, 2037	4,901,160	641,856
Ser. 06-RF4, Class 1A, IO, 4.967s, 2036	4,204,133	579,950
FRB Ser. 05-RF2, Class A, 0.606s, 2035	3,929,160	3,241,557
Vericrest Opportunity Loan Transferee 144A Ser.
10-NPL1, Class M, 6s, 2039	1,243,000	1,230,570
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C33, Class A3, 6.102s, 2051	1,223,000	1,302,175
FRB Ser. 07-C32, Class APB, 5.933s, 2049	556,000	595,114
FRB Ser. 07-C32, Class A2, 5.928s, 2049	2,872,000	2,989,363
Ser. 06-C27, Class A2, 5.624s, 2045	202,259	207,641
Ser. 07-C31, Class A3, 5.483s, 2047	644,000	673,554
Ser. 07-C31, Class A2, 5.421s, 2047	2,662,000	2,766,178
Ser. 06-C29, Class A2, 5.275s, 2048	963,000	990,120
Ser. 06-C29, IO, 0.53s, 2048	36,265,957	676,563
Ser. 07-C34, IO, 0.523s, 2046	9,359,315	166,689
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.557s, 2018	313,000	187,800
Ser. 03-C3, Class IOI, IO, 1.295s, 2035	8,227,681	163,122
Ser. 07-C31, IO, 0.435s, 2047	57,607,344	681,495
Ser. 06-C27, Class XC, IO, 0.156s, 2045	17,505,753	136,720
Ser. 06-C23, Class XC, IO, 0.087s, 2045	35,601,075	181,565
Ser. 06-C26, Class XC, IO, 0.073s, 2045	14,414,064	37,765
WAMU Commercial Mortgage Securities Trust 144A
Ser. 05-C1A, Class G, 5.72s, 2014	73,000	23,360
Ser. 06-SL1, Class X, IO, 0.943s, 2043	2,898,067	87,232
Ser. 07-SL2, Class X, IO, 0.851s, 2049	5,683,354	151,177
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 7.097s, 2031	572,000	566,407

Total mortgage-backed securities (cost $165,154,766)		$201,326,492

CORPORATE BONDS AND NOTES (28.5%)(a)
	Principal amount	Value

Basic materials (1.8%)
ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	$435,000	$444,384
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	380,000	487,511

Dow Chemical Co. (The) sr. unsec. notes 7.6s, 2014	184,000	214,920
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	780,000	984,898
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	467,000	520,743
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,029,000	1,144,763
Georgia-Pacific, LLC sr. unsec. unsub. notes 9 1/2s,
2011	106,000	113,950
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	425,000	440,938
International Paper Co. bonds 7.95s, 2018	492,000	596,673
International Paper Co. sr. unsec. notes 9 3/8s, 2019	652,000	842,710
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	585,000	634,282
Rio Tinto Finance USA LTD company guaranty sr. unsec.
notes 9s, 2019 (Australia)	270,000	376,780
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	685,000	763,645
Sealed Air Corp. sr. notes 7 7/8s, 2017	235,000	254,594
Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	229,486
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	75,000	94,448
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	111,000	134,865
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	35,000	43,152
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	336,977
		8,659,719

Capital goods (0.4%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	435,000	480,131
Ball Corp. company guaranty sr. unsec. notes 7 1/8s,
2016	33,000	35,640
Ball Corp. company guaranty sr. unsec. notes 6 5/8s,
2018	275,000	289,438
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	338,000	407,987
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	205,000	248,762
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	210,000	236,564
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	245,000	295,876
		1,994,398

Communication services (2.8%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	545,000	641,056
American Tower Corp. sr. unsec. notes 7s, 2017	505,000	587,694
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	130,000	150,781
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	574,438
AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040	320,000	321,508
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	480,000	598,926
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	400,000	517,145
Cellco Partnership / Verizon Wireless Capital, LLC sr.
unsec. unsub. notes 5.55s, 2014	807,000	912,600
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	205,000	240,381
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	331,963
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	143,493
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	635,000	656,037
France Telecom notes 8 1/2s, 2031 (France)	85,000	122,941
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020	275,000	303,531
Frontier Communications Corp. sr. unsec. notes 7 7/8s,
2015	85,000	91,800
Rogers Communications Inc. company guaranty notes
6.8s, 2018 (Canada)	295,000	363,276
Rogers Wireless, Inc. sec. notes 6 3/8s, 2014 (Canada)	475,000	547,194
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	950,000	1,028,416
TCI Communications, Inc. company guaranty 7 7/8s, 2026	795,000	984,957
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	163,460
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	575,000	698,855
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	40,000	47,558
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	260,000	305,194
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	125,000	144,245
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	230,000	295,335
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	90,000	122,238
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,025,141
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	50,026
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	491,761
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	273,974
		12,735,924

Conglomerates (0.1%)
Siemens Financieringsmaatschappij 144A notes 5 3/4s,
2016 (Netherlands)	285,000	335,577
		335,577

Consumer cyclicals (2.7%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	360,000	388,280
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	210,000	215,250
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	555,000	668,059
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	385,000	387,373
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	208,000	223,600
Daimler Finance North America, LLC company guaranty
6 1/2s, 2013 (Germany)	175,000	200,170
Daimler Finance North America, LLC company guaranty
unsec. unsub. notes 7.3s, 2012 (Germany)	830,000	891,399
Daimler Finance North America, LLC company guaranty
unsec. unsub. notes Ser. MTN, 5 3/4s, 2011 (Germany)	35,000	36,545
DIRECTV Holdings, LLC company guaranty sr. unsec.
notes 6.35s, 2040	270,000	292,125
DIRECTV Holdings, LLC company guaranty sr. unsec.
unsub. notes 5 7/8s, 2019	660,000	749,090
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016	725,000	795,688
Expedia, Inc. 144A company guaranty sr. unsec. notes
5.95s, 2020	495,000	503,545
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	180,000	204,765
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	320,000	356,360
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	682,000	734,855
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	215,000	220,913
NBC Universal, Inc. 144A notes 6.4s, 2040	325,000	351,525
NBC Universal, Inc. 144A notes 5.15s, 2020	255,000	273,567
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	525,950
News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	331,873
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	105,000	128,420
Nissan Motor Acceptance Corp. 144A sr. unsec. notes
4 1/2s, 2015	715,000	760,297
Omnicom Group, Inc. sr. notes 5.9s, 2016	275,000	317,096
Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	240,000	246,998
Owens Corning, Inc. company guaranty unsec. unsub.
notes 9s, 2019	261,000	309,938
QVC Inc. 144A sr. notes 7 1/8s, 2017	220,000	227,700
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	156,000	157,170
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	380,000	470,533
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	5,000	6,595
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	100,000	106,132
Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	460,000	574,825
Time Warner, Inc. debs. 9.15s, 2023	325,000	443,671
Wal-Mart Stores, Inc. sr. unsec. notes 6.2s, 2038	130,000	156,777
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 4 7/8s,
2040	105,000	106,936
		12,364,020

Consumer staples (2.9%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	290,000	392,545
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	575,000	770,765
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. notes 8.2s, 2039	806,000	1,154,181
Anheuser-Busch InBev Worldwide, Inc. 144A company
guaranty sr. unsec. unsub. notes 7 3/4s, 2019	834,000	1,081,875
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	504,983
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037	790,000	730,750
CVS Caremark Corp. 144A company guaranty notes 7.507s,
2032	791,285	928,462
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)	750,000	885,152
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	685,000	697,503
General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	99,373
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	275,000	349,182
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	348,224
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	1,616,000	1,889,949
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,677
Kroger Co. company guaranty 6.4s, 2017	200,000	239,085
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	272,414
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	427,256
McDonald's Corp. sr. unsec. notes 5.7s, 2039	145,000	167,063
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	465,000	559,668
Tesco PLC 144A sr. unsec. unsub. notes 6.15s, 2037
(United Kingdom)	550,000	656,427
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	235,000	249,394
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	260,000	312,975
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	555,000	661,893
		13,400,796

Energy (1.5%)

Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	340,000	367,713
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	360,000	396,704
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	170,000	165,730
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	457,800
Devon Energy Corp. sr. notes 6.3s, 2019	155,000	187,558
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	230,000	246,100
EnCana Corp. sr. unsec. notes 6 1/2s, 2019 (Canada)	120,000	146,890
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	182,355
Forest Oil Corp. sr. notes 8s, 2011	250,000	264,375
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	96,403
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	280,000	335,591
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	291,200
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	121,000	123,723
Nexen, Inc. sr. unsec. unsub. notes 7 1/2s, 2039
(Canada)	265,000	325,606
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	185,000	199,106
Peabody Energy Corp. sr. notes 5 7/8s, 2016	325,000	329,063
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	548,069
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	430,000	460,464
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	99,570
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	115,000	128,897
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Switzerland)	185,000	187,066
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	405,000	528,330
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	195,000	213,523
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	260,000	279,003
XTO Energy, Inc. sr. unsec. unsub. notes 6 1/2s, 2018	245,000	311,984
		6,872,823

Financials (10.1%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	240,000	264,373
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	350,000	377,095
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.557s, 2017	570,000	522,806
American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	1,033,124
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.459s, 2011	275,000	264,924
AON Corp. jr. unsec. sub. notes 8.205s, 2027	515,000	554,882
BankAmerica Capital III bank guaranteed jr. unsec. FRN
1.096s, 2027	465,000	328,850
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	197,373
Barclays Bank PLC 144A sub. notes 10.179s, 2021	685,000	913,495
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	600,000	650,690
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	530,165
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	715,000	870,967
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.176s, 2012	339,375	333,397
Capital One Capital III company guaranty 7.686s, 2036	475,000	482,125
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	580,000	627,850
Citigroup, Inc. sr. notes 6 1/2s, 2013	50,000	55,244
Citigroup, Inc. sr. unsec. sub. FRN 0.562s, 2016	812,000	688,047
Citigroup, Inc. sr. unsec. unsub. notes 5 1/4s, 2012	320,000	336,118
Citigroup, Inc. sub. notes 5s, 2014	565,000	586,832
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	209,000	215,985
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	40,000	42,430
Credit Suisse Guernsey, Ltd. jr. sub. FRN 5.86s, 2049
(United Kingdom)	576,000	547,560
Deutsche Bank Capital Funding Trust VII 144A FRB
5.628s, 2049	495,000	428,175
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	185,000	203,229
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	22,000	23,809
Erac USA Finance LLC 144A company guaranty sr. notes
5 1/4s, 2020	165,000	177,384
Erac USA Finance LLC 144A company guaranty sr. notes
2 3/4s, 2013	90,000	91,915
FIA Card Services NA sub. notes Ser. BKNT, 7 1/8s, 2012	350,000	381,593
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.291s, 2028	675,000	484,849
OneBeacon US Holdings, Inc. notes 5 7/8s, 2013	485,000	509,304
GATX Corp. notes 4 3/4s, 2012	195,000	205,701
GATX Financial Corp. notes 5.8s, 2016	235,000	256,844
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	565,000	562,175
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	440,000	488,389
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.604s, 2016	100,000	91,565
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	960,000	1,096,862
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	255,119
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	47,676
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,200,000	1,255,515
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	600,000	603,212
Health Care Property Investors, Inc. sr. unsec. notes

6s, 2017	320,000	341,579
Highwood Properties, Inc. sr. unsec. bonds 5.85s, 2017
(R)	410,000	421,700
HSBC Finance Capital Trust IX FRN 5.911s, 2035	800,000	747,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,005,000	1,127,037
Icahn Enterprises LP/Ichan Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	350,000	351,750
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	459,719
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	345,652
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.376s, 2047	2,137,000	1,538,330
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	45,000	45,739
Liberty Mutual Insurance 144A notes 7.697s, 2097	900,000	820,792
Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	675,000	681,504
Loews Corp. notes 5 1/4s, 2016	210,000	236,203
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	691,652
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	426,610
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	370,000	505,628
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	1,014,878
Merrill Lynch & Co., Inc. notes FRN Ser. MTN, 0.698s,
2011	340,000	339,685
Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	393,950
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	125,000	140,212
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2067	1,500,000	1,575,000
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	79,475
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	481,005
Nationwide Financial Services, Inc. notes 5 5/8s, 2015	260,000	277,620
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	280,407
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	195,000	210,414
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	219,106
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	404,000	401,475
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	482,680
Progressive Corp. (The) jr. unsec. sub. unsec. deb.
FRN 6.7s, 2037	1,690,000	1,677,325
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	200,995
Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	185,846
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	205,000	224,083
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	150,000	163,224
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	370,000	429,362
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	547,000	610,445
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)	530,000	537,273
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.292s, 2037	1,525,000	1,096,013
Tanger Properties, Ltd. sr. unsec. notes 6 1/8s, 2020	240,000	263,025
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	385,000	425,430
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	605,000	744,500
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	465,000	481,227
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,062,974
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027	1,190,000	1,212,621
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	867,605
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	230,000	267,703
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	935,000	1,099,571
Wells Fargo Bank NA unsec. sub. notes FRN 0.586s, 2016	400,000	368,479
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, 2049	375,000	412,969
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	195,000	209,981
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, 2049 (Australia)	645,000	635,125
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	261,066
ZFS Finance USA Trust I 144A bonds FRB 6 1/2s, 2037	218,000	203,830
ZFS Finance USA Trust III 144A jr. sub. bonds FRB
1.442s, 2065	500,000	475,000
		46,340,122

Health care (0.6%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	879,401
Eli Lilly & Co. sr. unsec. unsub. notes 5.95s, 2037	230,000	269,422
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	104,258
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	207,000	237,483
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	178,000	177,781
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	97,000	101,707
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	209,284
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017

(R)	190,000	197,596
Watson Pharmaceuticals, Inc. sr. unsec. notes 6 1/8s,
2019	245,000	284,103
WellPoint, Inc. notes 7s, 2019	405,000	492,625
		2,953,660

Technology (0.5%)
Amphenol Corp. sr. unsec. notes 4 3/4s, 2014	490,000	531,609
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 7/8s, 2020	405,000	425,250
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 5/8s, 2018	100,000	104,000
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	75,425
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	434,380
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	391,000	462,356
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	152,000	169,635
Xerox Corp. sr. unsec. unsub. notes 4 1/4s, 2015	113,000	121,330
		2,323,985

Transportation (0.6%)
American Airlines, Inc. pass-through certificates Ser.
01-1, 6.817s, 2011	40,000	40,850
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	226,288
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	135,000	158,071
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	160,000	185,638
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	570,000	623,880
Delta Air Lines, Inc. pass-through certificates 6.2s,
2018	125,000	131,875
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	566,154	554,831
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	309,729	334,507
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	325,668
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	251,965	251,965
		2,833,573

Utilities and power (4.5%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	163,050
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	269,333
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	595,000	684,705
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	423,706
Beaver Valley II Funding debs. 9s, 2017	401,000	443,490
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	767,922
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	932,051	1,008,766
CenterPoint Energy Resources Corp. notes 7 3/4s, 2011	515,000	527,845
CMS Energy Corp. sr. notes 8 1/2s, 2011	766,000	790,293
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.476s,
2013	375,000	356,250
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	124,746
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	195,000	216,711
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	80,000	93,582
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	334,116
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	1,750,000	1,653,750
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	75,000	88,764
Edison International sr. unsec. unsub. notes 3 3/4s,
2017	345,000	353,547
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	380,000	460,266
Electricite de France 144A notes 6.95s, 2039 (France)	415,000	541,549
Electricite de France 144A sr. notes 4.6s, 2020
(France)	105,000	114,393
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	280,000	294,826
Entergy Gulf States, Inc. 1st mtge. 5 1/4s, 2015	189,000	189,299
Illinois Power Co. 1st mtge. sr. bond 9 3/4s, 2018	200,000	267,977
Ipalco Enterprises, Inc. sr. sec. notes 8 5/8s, 2011	365,000	384,619
Ipalco Enterprises, Inc. 144A sr. sec. notes 7 1/4s,
2016	160,000	172,000
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	500,412
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	158,818
Kansas Gas & Electric bonds 5.647s, 2021	124,871	129,928
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	560,582
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	222,147
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	175,000	208,387
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	330,000	435,891
NiSource Finance Corp. company guaranty sr. unsec.
unsub. notes 7 7/8s, 2010	710,000	714,910
NV Energy, inc. sr. unsec. unsub. notes 6 3/4s, 2017	194,000	199,685
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	183,966
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	294,290
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	248,391
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	488,808
Power Receivable Finance, LLC 144A sr. notes 6.29s,

2012	854,866	854,883
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	300,049
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	610,000	569,173
Spectra Energy Capital, LLC company guaranty sr.
unsec. notes 5.9s, 2013	430,000	478,858
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	50,000	58,474
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	412,005
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	755,000	992,783
TransAlta Corp. sr. notes 6 1/2s, 2040 (Canada)	355,000	385,200
TransAlta Corp. sr. unsec. notes 5 3/4s, 2013 (Canada)	275,000	305,234
TransAlta Corp. sr. unsec. unsub. notes 4 3/4s, 2015
(Canada)	115,000	124,573
TransCanada Pipelines, Ltd. jr. sub. FRN 6.35s, 2067
(Canada)	210,000	196,350
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	260,000	316,103
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	434,500
		20,499,905

Total corporate bonds and notes (cost $120,479,611)		$131,314,502

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (21.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.7%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from September 20, 2038 to
January 20, 2039	$11,413,691	$12,532,321
		12,532,321

U.S. Government Agency Mortgage Obligations (18.4%)
Federal National Mortgage Association Pass-Through
Certificates
5s, March 1, 2038	399,760	420,763
4 1/2s, TBA, October 1, 2040	11,000,000	11,457,188
4s, TBA, October 1, 2040	71,000,000	72,996,875
		84,874,826

Total U.S. government and agency mortgage obligations (cost $96,281,378)		$97,407,147

U.S. TREASURY OBLIGATIONS (1.2%)(a,i)
	Principal amount	Value

U.S. Treasury Notes 6.625%, February 15, 2027	$643,000	$933,694
U.S. Treasury Inflation Protected Securities 2.00s,
July 15, 2014	4,152,050	4,508,296

Total U.S. treasury obligations (cost $5,441,990)		$5,441,990

ASSET-BACKED SECURITIES (5.2%)(a)
	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.406s, 2036	307,000	$158,619
FRB Ser. 06-HE3, Class A2C, 0.406s, 2036	418,000	207,014
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.416s, 2036	349,571	215,025
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	173,000	173,642
Bayview Financial Acquisition Trust
Ser. 04-B, Class A1, 1.26s, 2039	1,949,980	692,243
FRB Ser. 04-D, Class A, 0.841s, 2044	274,858	252,180
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
05-3, Class A1, 0.706s, 2035	87,719	79,951
Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032	1,111,003	944,353
Ser. 01-1, Class A5, 6.99s, 2031	3,102,650	3,195,730
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.646s, 2034	251,252	223,942
Crest, Ltd. 144A Ser. 03-2A, Class D2, 6.723s, 2038 (F)	728,034	218,389
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) (NON)	77,731	--
Fremont Home Loan Trust
FRB Ser. 05-E, Class 2A4, 0.586s, 2036	685,000	391,201
FRB Ser. 06-2, Class 2A3, 0.426s, 2036	1,287,000	750,231
GEBL 144A
Ser. 04-2, Class D, 3.007s, 2032	211,380	42,276
Ser. 04-2, Class C, 1.107s, 2032	158,105	17,392
Green Tree Financial Corp.
Ser. 99-5, Class A5, 7.86s, 2029	4,814,930	4,405,661
Ser. 97-6, Class A9, 7.55s, 2029	216,770	223,826
Ser. 99-1, Class A6, 6.37s, 2025	318,702	321,889
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	1,309,087	1,223,996
High Income Trust Securities 144A FRB Ser. 03-1A,
Class A, 0.911s, 2036	676,638	270,655
Home Equity Asset Trust FRB Ser. 06-1, Class 2A4,
0.586s, 2036	345,000	286,841
JPMorgan Mortgage Acquisition Corp. FRB Ser. 06-FRE1,
Class A4, 0.546s, 2035	291,000	182,683
Long Beach Mortgage Loan Trust
FRB Ser. 05-2, Class M4, 0.876s, 2035	226,000	147,613
FRB Ser. 06-4, Class 2A4, 0.516s, 2036	331,000	125,315
Madison Avenue Manufactured Housing Contract
FRB Ser. 02-A, Class B1, 3.506s, 2032	1,626,445	1,463,801

Ser. 02-A IO, 0.3s, 2032		38,095,880	571,438
Marriott Vacation Club Owner Trust 144A
Ser. 05-2, Class D, 6.205s, 2027		23,413	13,147
Ser. 04-2A, Class D, 5.389s, 2026		20,689	11,284
Ser. 04-2A, Class C, 4.741s, 2026		20,503	13,257
FRB Ser. 02-1A, Class A1, 0.957s, 2024		109,304	104,788
MASTR Asset Backed Securities Trust FRB Ser. 06-FRE2,
Class A4, 0.406s, 2036		166,672	85,582
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		179,285	173,276
Morgan Stanley ABS Capital I
FRB Ser. 05-HE2, Class M5, 0.936s, 2035		95,618	53,376
FRB Ser. 05-HE1, Class M3, 0.776s, 2034		141,000	116,990
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033		507,244	508,527
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.416s, 2036		364,806	180,819
FRB Ser. 06-2, Class A2C, 0.406s, 2036		410,000	253,112
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		476,361	334,819
Ser. 02-C, Class A1, 5.41s, 2032		1,273,100	1,228,542
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		127,970	123,491
Park Place Securities, Inc. FRB Ser. 05-WCH1,
Class M4, 1.086s, 2036		92,000	33,704
Residential Asset Mortgage Products, Inc.
FRB Ser. 06-NC3, Class A2, 0.446s, 2036		340,814	263,139
FRB Ser. 07-RZ1, Class A2, 0.416s, 2037		640,000	350,296
Residential Asset Securities Corp. FRB Ser. 05-EMX1,
Class M2, 0.986s, 2035		206,543	150,645
Securitized Asset Backed Receivables, LLC
FRB Ser. 05-HE1, Class M2, 0.906s, 2035		87,558	325
FRB Ser. 07-NC2, Class A2B, 0.396s, 2037		602,000	285,977
FRB Ser. 07-BR5, Class A2A, 0.386s, 2037		266,685	191,880
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.466s, 2036		704,000	255,934
Soundview Home Equity Loan Trust FRB Ser. 06-3,
Class A3, 0.416s, 2036		1,812,980	1,015,735
Structured Asset Investment Loan Trust FRB Ser.
06-BNC2, Class A6, 0.516s, 2036		331,000	48,409
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		718,000	86,160
WAMU Asset-Backed Certificates FRB Ser. 07-HE2,
Class 2A1, 0.366s, 2037		1,659,466	1,128,437
Wells Fargo Home Equity Trust FRB Ser. 07-1, Class A3,
0.576s, 2037		146,000	50,179

Total asset-backed securities (cost $30,794,228)			$23,847,736

PURCHASED OPTIONS OUTSTANDING (3.2%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.50	$19,579,500	$907,706
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.50%
versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	Nov-10/3.50	19,579,500	347,928
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	28,223,400	2,881,327
Option on an interest rate swap with Barclays Bank PLC
for the right to pay a fixed rate of 3.74% versus
the three month USD-LIBOR-BBA maturing
November 10, 2020.	Nov-10/3.74	28,223,400	564
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.04% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	47,345,900	1,975,744
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.04%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.04	47,345,900	551,580
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.11%
versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	47,345,900	474,406
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.11% versus the three month USD-LIBOR-BBA maturing
February 9, 2021.	Feb-11/3.11	47,345,900	2,195,429
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.75% versus the three month USD-LIBOR-BBA maturing
November 10, 2040.	Nov-10/3.75	4,261,300	351,046
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.75%
versus the three month USD-LIBOR-BBA maturing
November 10, 2040.	Nov-10/3.75	4,261,300	19,645
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.82% versus the three month USD-LIBOR-BBA maturing
November 9, 2040.	Nov-10/3.82	4,261,300	400,988
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 3.82%

versus the three month USD-LIBOR-BBA maturing
November 9, 2040.	Nov-10/3.82	4,261,300	11,335
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.7575% versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	5,757,200	471,457
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate
of 3.7575% versus the three month USD-LIBOR-BBA
maturing October 20, 2040.	Oct-10/3.7575	5,757,200	4,203
Option on an interest rate swap with Barclays Bank PLC
for the right to receive a fixed rate of 3.7375%
versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	Mar-11/3.7375	15,158,100	1,413,796
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	Mar-11/3.665	15,158,100	1,324,060
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 1.885% versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	84,801,300	1,290,676
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 1.885%
versus the three month USD-LIBOR-BBA maturing
December 13, 2015.	Dec-10/1.885	84,801,300	225,571

Total purchased options outstanding (cost $10,900,414)			$14,847,461

MUNICIPAL BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$350,000	$381,143
IL State G.O. Bonds
4.421s, 1/1/15		165,000	172,121
4.071s, 1/1/14		490,000	508,061
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		285,000	311,442
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40		255,000	260,210
TX State, Trans. Comm. Rev. Bonds (Build America
Bonds), Ser. B, 5.178s, 4/1/30		355,000	381,891

Total municipal bonds and notes (cost $1,902,489)			$2,014,868

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Harrah's Operating Co., Inc. bank term loan FRN
Ser. B2, 3.498s, 2015		$104,084	$89,533
Intelsat Corp. bank term loan FRN Ser. B2-A, 3.033s,
2014		33,327	32,046
Intelsat Corp. bank term loan FRN Ser. B2-B, 3.033s,
2014		33,317	32,036
Intelsat Corp. bank term loan FRN Ser. B2-C, 3.033s,
2014		33,317	32,036
National Bedding Co. bank term loan FRN 2.38s, 2011		54,586	52,334
Polypore, Inc. bank term loan FRN Ser. B, 2.27s, 2014		122,572	118,282
SunGard Data Systems, Inc. bank term loan FRN 2.008s,
2014		2,887	2,783
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
4.038s, 2016		59,821	58,606

Total senior loans (cost $416,487)			$417,656

SHORT-TERM INVESTMENTS (35.5%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)		69,168,649	$69,168,650
SSgA Prime Money Market Fund 0.18% (i,P)		5,462,000	5,462,000
U.S. Treasury Bills, with an effective yield of 0.24%,
August 25, 2011 (SEGSF)		$3,436,000	3,428,475
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)		13,713,000	13,686,671
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)		47,858,000	47,792,913
U.S. Treasury Bills with effective yields ranging from
0.18% to 0.29%, March 10, 2011 (SEGSF)		8,008,000	8,001,431
U.S. Treasury Bills with an effective yield of 0.22%,
December 16, 2010 (SEG) (SEGSF)		7,989,000	7,986,843
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.25%, November 18, 2010 (SEG) (SEGSF)		8,163,000	8,160,463

Total short-term investments (cost $163,678,435)			$163,687,446

TOTAL INVESTMENTS

Total investments (cost $595,049,798) (b)			$640,305,298

FUTURES CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

U.S. Treasury Bond 20 yr (Short)	87	$11,633,531	Dec-10	$(137,236)
U.S. Treasury Bond 30 yr (Long)	1196	168,972,375	Dec-10	(1,279,953)
U.S. Treasury Bond 30 yr (Short)	1	141,281	Dec-10	436
U.S. Treasury Note 2 yr (Short)	7	1,536,391	Dec-10	(2,967)
U.S. Treasury Note 5 yr (Long)	29	3,505,148	Dec-10	28,265
U.S. Treasury Note 10 yr (Long)	42	5,293,969	Dec-10	34,796

Total				$(1,356,659)

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $44,431,496) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing August 17, 2021.	$26,524,000	Aug-11/4.49	$3,842,797
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	3,815,194
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	73,720
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.475% versus the three month USD-LIBOR-BBA maturing
August 19, 2021.	16,061,000	Aug-11/4.475	2,304,914
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.55	54,242
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.49% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	26,524,000	Aug-11/4.49	117,501
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.55% versus the three month USD-LIBOR-BBA maturing
August 17, 2021.	13,262,000	Aug-11/4.55	1,987,045
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.70	54,677
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.70% versus the three month USD-LIBOR-BBA maturing
August 8, 2021.	17,810,000	Aug-11/4.70	2,903,208
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	100,554
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	6,415,581
Option on an interest rate swap with Citibank, N.A. for the obligation to receive a fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	11,952,000	Jul-11/4.5475	40,159
Option on an interest rate swap with Citibank, N.A. for the obligation to receive
a fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.52	83,425
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	88,447
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	97,113
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.5475% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	11,952,000	Jul-11/4.5475	1,811,445
Option on an interest rate swap with Citibank, N.A. for the obligation to pay a
fixed rate of 4.52% versus the three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.52	3,567,911
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	3,668,044
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	921,424
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.80	258,572
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.80	5,984,737
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	1,642,375
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	9,187,600	Aug-15/4.46	874,292
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.46% versus the three month USD-LIBOR-BBA maturing
August 07, 2045.	9,187,600	Aug-15/4.46	1,712,534
Option on an interest rate swap with Bank of America, N.A. for the obligation to receive a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	22,561,920	Jan-12/4.72	175,532
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sept-15/4.04	672,486
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sept-15/4.04	730,176
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	130,387
Option on an interest rate swap with Barclays Bank PLC for the obligation to pay a fixed rate of 5.36% versus the three month USD-LIBOR-BBA maturing
February 13, 2025.	4,173,720	Feb-15/5.36	610,615
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	367,836

Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	1,595,111
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	1,942,966
Option on an interest rate swap with Bank of America, N.A. for the obligation to pay a fixed rate of 4.72% versus the three month USD-LIBOR-BBA maturing
January 19, 2022.	22,561,920	Jan-12/4.72	3,449,041
Option on an interest rate swap with Barclays Bank PLC for the obligation to receive a fixed rate of 4.7375% versus the three month USD-LIBOR-BBA maturing
March 9, 2021.	15,158,100	Mar-11/4.7375	5,760
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.665% versus the three month USD-LIBOR-BBA maturing
March 8, 2021.	15,158,100	Mar-11/4.665	6,366
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	16,725,000	Nov-10/3.50	297,203
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 3.50% versus the three month USD-LIBOR-BBA maturing
November 17, 2040.	16,725,000	Nov-10/3.50	775,371
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	21,583,100	Oct-10/4.02	--
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to pay a fixed rate of 4.02% versus the three month USD-LIBOR-BBA maturing
October 14, 2020.	21,583,100	Oct-10/4.02	2,809,256
Option on an interest rate swap with JPMorgan Chase Bank, N.A. for the obligation to receive a fixed rate of 5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	53,224

Total			$56,041,241

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$95,655,400		$57,230	7/23/15	1.90%	3 month USD-LIBOR-BBA	$(2,208,322)

57,324,400		(52,503)	7/23/20	3 month USD-LIBOR-BBA	2.96%	2,343,470

Barclays Bank PLC
9,398,000	(E)	--	3/9/21	4.2375%	3 month USD-LIBOR-BBA	(1,264,313)

10,803,900		(247,139)	9/21/20	3 month USD-LIBOR-BBA	3.95%	1,117,461

9,714,400		255,003	9/28/20	4.02%	3 month USD-LIBOR-BBA	(1,026,626)

18,487,900		--	8/9/15	3 month USD-LIBOR-BBA	1.77%	301,003

6,270,000		--	8/27/15	3 month USD-LIBOR-BBA	1.6275%	52,240

5,710,000		--	8/27/40	3.21625%	3 month USD-LIBOR-BBA	112,017

17,992,000		--	9/1/15	1.72%	3 month USD-LIBOR-BBA	(224,647)

6,864,000		--	9/1/40	3 month USD-LIBOR-BBA	3.35%	42,449

13,600,000		--	9/3/15	3 month USD-LIBOR-BBA	1.61875%	100,900

6,898,600		--	9/7/15	3 month USD-LIBOR-BBA	1.6525%	60,269

78,293,700		(164,643)	6/29/16	3 month USD-LIBOR-BBA	2.5%	3,659,441

12,200,000		--	7/6/30	3.5675%	3 month USD-LIBOR-BBA	(770,719)

Citibank, N.A.
23,565,600		(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	1,424,607

9,244,000		--	8/9/20	3 month USD-LIBOR-BBA	2.89875%	321,613

139,949,900		--	9/24/12	3 month USD-LIBOR-BBA	0.6175%	70,507

2,529,700		--	9/24/20	3 month USD-LIBOR-BBA	2.5875%	6,367

111,158,300		(30,098)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(3,446,184)

Credit Suisse International
144,355,700		(815,987)	2/22/40	4.58%	3 month USD-LIBOR-BBA	(36,290,986)

221,097,700		5,281	3/19/11	3 month USD-LIBOR-BBA	0.5%	196,251

8,000,000		--	8/4/20	2.92%	3 month USD-LIBOR-BBA	(297,335)

39,400,000		--	9/27/12	0.6125%	3 month USD-LIBOR-BBA	(13,235)

39,500,000		--	9/27/20	2.53875%	3 month USD-LIBOR-BBA	87,693

17,419,700		(53,107)	7/8/40	3 month USD-LIBOR-BBA	3.76%	1,529,034

Deutsche Bank AG
81,100,000		(33,109)	2/3/11	3 month USD-LIBOR-BBA	0.55%	31,160

127,267,100		(80,076)	7/27/12	0.78%	3 month USD-LIBOR-BBA	(639,109)

65,385,300		(95,274)	7/27/14	1.51%	3 month USD-LIBOR-BBA	(1,143,425)

175,901,600		412,067	7/27/20	3 month USD-LIBOR-BBA	2.94%	7,383,503

161,888,000		(67,262)	12/4/10	3 month USD-LIBOR-BBA	0.53%	249,601

115,867,000		--	12/19/10	3 month USD-LIBOR-BBA	1.53429%	802,133

Goldman Sachs International
18,787,000		--	7/20/40	3 month USD-LIBOR-BBA	3.7275%	1,565,605

105,994,400		(64,155)	10/1/14	1.14%	3 month USD-LIBOR-BBA	127,695

65,796,700		(15,068)	5/12/13	3 month USD-LIBOR-BBA	1.64%	1,861,435

28,549,500		--	8/12/15	3 month USD-LIBOR-BBA	1.665%	315,008

8,090,400		--	8/12/40	3.68%	3 month USD-LIBOR-BBA	(584,178)

JPMorgan Chase Bank, N.A.
256,841,800		(199,865)	2/26/11	3 month USD-LIBOR-BBA	0.56%	99,856

9,398,000	(E)	--	3/8/21	4.165%	3 month USD-LIBOR-BBA	(1,204,354)

5,263,700		(123,171)	9/20/20	3 month USD-LIBOR-BBA	3.995%	563,646

3,509,200		(81,764)	9/20/20	3 month USD-LIBOR-BBA	3.965%	366,580

18,787,000		--	7/20/40	3 month USD-LIBOR-BBA	3.7225%	1,547,196

1,750,600		--	7/22/40	3.75%	3 month USD-LIBOR-BBA	(153,329)

14,000,000		--	8/5/20	2.866%	3 month USD-LIBOR-BBA	(450,519)

23,038,800		--	9/7/14	3 month USD-LIBOR-BBA	1.3375%	169,023

20,000,000		--	9/24/17	3 month USD-LIBOR-BBA	2.055%	7,266

91,120,500		181,550	7/16/15	2.14%	3 month USD-LIBOR-BBA	(3,086,404)

Total						$(26,288,656)

(E) Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

	Upfront		Fixed payments	Total return
Swap counterparty /	premium	Termination	received (paid) by	received by	Unrealized
Notional amount	received (paid)	date	fund per annum	or paid by fund	depreciation

Barclays Bank PLC
$2,904,336	$--	1/12/39	5.50% (1 month	Synthetic TRS	$(46,535)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

14,764,712		1/12/38	(6.50%) 1 month	Synthetic TRS	(6,522)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

9,818,397		1/12/38	(6.50%) 1 month	Synthetic TRS	(4,337)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,626,285		1/12/39	5.50% (1 month	Synthetic TRS	(58,103)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

3,091,951		1/12/39	5.50% (1 month	Synthetic TRS	(49,541)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

3,116,255		1/12/38	(6.50%) 1 month	Synthetic TRS	(1,377)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

7,306,392		1/12/38	(6.50%) 1 month	Synthetic TRS	(3,228)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

7,192,123		1/12/39	5.50% (1 month	Synthetic TRS	(115,237)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

7,192,123		1/12/39	5.50% (1 month	Synthetic TRS	(115,237)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

7,306,392		1/12/38	(6.50%) 1 month	Synthetic TRS	(3,228)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

570,260		1/12/39	5.50% (1 month	Synthetic TRS	(9,137)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Goldman Sachs International
7,988,207		1/12/39	5.50% (1 month	Synthetic TRS	(127,992)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

9,728,071	60,800	1/12/39	5.50% (1 month	Synthetic TRS	(102,511)
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

Total					$(642,985)

CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received	Unrealized
Swap counterparty /		received	Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

Credit Suisse International
DJ CMB NA CMBX AJ Index	--	$(433,724)	$1,349,000	2/17/51	(96 bp)	$64,246

DJ CMBX NA AAA Series 4
Version 1 Index	--	(5,151,664)	12,471,000	2/17/51	(35 bp)	(4,316,834)

General Electric
Capital Corp., 5 5/8%,
9/15/17	Aa2	--	565,000	12/20/13	530 bp	65,613

Deutsche Bank AG
General Electric
Capital Corp., 6%,
6/15/12	Aa2	--	910,000	9/20/13	109 bp	(13,463)

Total						$(4,200,438)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2010. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through Septemeber 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $460,567,518.

(b) The aggregate identified cost on a tax basis is $610,515,822, resulting in gross unrealized appreciation and depreciation of $46,648,216 and $16,858,740, respectively, or net unrealized appreciation of $29,789,476.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $105,827 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $314,732,157and $315,994,397, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $336,413,486 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns. The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers.

The fund had an average contract amount of approximately $288,100,000 on purchased options contracts for the reporting period.

Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the period.

The fund had an average contract amount of approximately 2,000 on futures contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $36,800,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to manage the fund’s exposure to interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk , is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.

The fund had an average notional amount of approximately $3,354,400,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund enters into credit default contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract.

The fund had an average notional amount of approximately $20,700,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $80,466,429 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $80,369,042.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale, on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$23,847,736	$--

Corporate bonds and notes	--	131,314,502	--

Mortgage-backed securities	--	194,153,179	7,173,313

Municipal bonds and notes	--	2,014,868	--

Purchased options outstanding	--	14,847,461	--

Senior loans	--	417,656	--

U.S. Government and Agency Mortgage Obligations	--	97,407,147	--

U.S. Treasury Obligations	--	5,441,990	--

Short-term investments	74,630,650	89,056,796	--

Totals by level	$74,630,650	$558,501,335	$7,173,313

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(1,356,659)	$--	$--

Written options		(56,041,241)

Interest rate swap contracts		(25,069,110)

Total return swap contracts		(703,785)

Credit default contracts		1,384,950
Totals by level	$(1,356,659)	$(80,429,186)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$1,398,413	$13,463

Interest rate contracts	42,117,881	110,441,215

Total	$43,516,294	$110,454,678

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (96.2%)(a)
	Shares	Value

Australia (1.7%)
Qantas Airways, Ltd. (NON)	1,713,699	$4,623,440
Telstra Corp., Ltd.	1,834,284	4,647,232
		9,270,672

Belgium (1.4%)
Anheuser-Busch InBev NV	126,798	7,463,173
		7,463,173

Brazil (1.0%)
Petroleo Brasileiro SA ADR (Preference) (S)	169,518	5,563,581
		5,563,581

Canada (4.2%)
Agrium, Inc.	70,020	5,259,846
National Bank of Canada	69,887	4,415,455
Nexen, Inc.	317,245	6,389,969
Teck Resources, Ltd. Class B	169,900	6,996,369
		23,061,639

China (9.2%)
Camelot Information Systems, Inc. ADR (NON)	41,035	720,985
China Construction Bank Corp.	6,262,000	5,488,133
China Ming Yang Wind Power Group, Ltd. ADS (NON)	62,295	872,130
China Mobile, Ltd.	889,500	9,108,408
China National Materials Co., Ltd.	4,758,000	3,961,499
China Power New Energy Development Co., Ltd. (NON)	588,000	58,354
China WindPower Group, Ltd. (NON)	19,470,000	2,208,265
Dongfeng Motor Group Co., Ltd.	2,920,000	5,976,350
Industrial & Commercial Bank of China	6,059,000	4,513,687
Lonking Holdings, Ltd.	2,101,000	2,122,974
PCD Stores, Ltd. (NON)	3,374,000	1,065,403
Ping An Insurance (Group) Co. of China, Ltd.	808,000	8,247,820
Renhe Commercial Holdings Co., Ltd.	6,686,000	1,249,509
Sohu.com, Inc. (NON) (S)	84,800	4,886,176
Trony Solar Holdings Co., Ltd.	373,000	216,334
		50,696,027

Denmark (0.5%)
D/S Norden	68,261	2,703,678
		2,703,678

France (12.2%)
Alstom SA	68,596	3,501,329
ArcelorMittal	43,281	1,426,345
AXA SA	317,380	5,552,227
BNP Paribas SA	176,474	12,558,329
Christian Dior SA	71,918	9,405,804
Sanofi-Aventis	204,301	13,620,328
Societe Generale	107,450	6,192,463
Technip SA	63,059	5,074,062
Total SA	190,253	9,810,950
		67,141,837

Germany (9.5%)
Biotest AG (Preference)	27,426	1,268,214
Deutsche Post AG	622,393	11,295,615
Henkel AG & Co. KGaA	112,072	6,023,149
Kabel Deutschland Holding AG (NON)	160,539	6,372,412
Lanxess AG	50,064	2,744,567
Metro AG (S)	96,735	6,300,678
MTU Aero Engines Holding AG	110,551	6,322,168
Porsche Automobil Holding SE (Preference)	239,083	11,846,351
		52,173,154

Hong Kong (1.3%)
Longtop Financial Technologies Ltd. ADR (NON) (S)	61,600	2,423,960
Wharf (Holdings), Ltd.	770,000	4,952,151
		7,376,111

Ireland (2.8%)
Covidien PLC	84,562	3,398,547
Governor & Co. of The Bank of Ireland (The) (NON)	1,279,308	1,081,925
Irish Life & Permanent PLC (NON)	576,402	1,092,875
Kerry Group PLC Class A	117,070	4,109,605
WPP PLC	521,928	5,778,562
		15,461,514

Italy (2.3%)

Fiat SpA	353,922	5,464,926
Mediaset SpA	979,857	6,950,184
		12,415,110

Japan (19.8%)
Aisin Seiki Co., Ltd.	377,200	11,778,736
Astellas Pharma, Inc.	229,700	8,304,899
Fujitsu, Ltd.	1,047,000	7,357,501
Hitachi Construction Machinery Co., Ltd. (S)	128,300	2,777,090
Hoya Corp.	143,400	3,499,448
Japan Tobacco, Inc.	3,547	11,820,498
Mitsubishi Electric Corp.	370,000	3,185,754
Mitsui & Co., Ltd.	443,100	6,599,475
Mizuho Financial Group, Inc.	4,006,000	5,860,799
Nippon Telegraph & Telephone (NTT) Corp.	264,400	11,556,997
ORIX Corp.	129,460	9,904,722
Sankyo Co., Ltd.	101,300	5,369,301
Sumitomo Mitsui Financial Group, Inc.	103,900	3,030,157
Suzuken Co., Ltd.	184,400	6,109,812
Tokyo Gas Co., Ltd.	1,266,000	5,753,855
Toyo Suisan Kaisha, Ltd.	283,000	5,840,544
		108,749,588

Netherlands (1.5%)
AerCap Holdings NV (NON)	197,513	2,336,579
ING Groep NV (NON)	590,385	6,128,445
		8,465,024

Norway (0.7%)
DnB NOR ASA	266,945	3,637,515
		3,637,515

Russia (1.5%)
Mobile Telesystems ADR	132,000	2,802,360
Sberbank OJSC (NON)	1,982,505	5,560,927
		8,363,287

South Korea (0.7%)
Shinhan Financial Group Co., Ltd.	95,120	3,641,296
		3,641,296

Spain (3.2%)
Banco Bilbao Vizcaya Argentaria SA (BBVA)	166,418	2,248,459
Banco Santander Central Hispano SA	850,617	10,810,367
Endesa SA	170,159	4,557,389
		17,616,215

Switzerland (5.1%)
Nestle SA	272,884	14,553,999
Syngenta AG	25,298	6,293,894
Zurich Financial Services AG	30,257	7,099,167
		27,947,060

Taiwan (0.9%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,072,000	2,127,427
Wistron Corp.	1,592,000	2,904,598
		5,032,025

United Kingdom (15.5%)
BAE Systems PLC	716,690	3,855,373
Barclays PLC	1,319,020	6,210,426
BG Group PLC	540,907	9,507,948
Cairn Energy PLC (NON)	732,784	5,223,688
Compass Group PLC	396,362	3,304,499
GlaxoSmithKline PLC	662,053	13,052,438
International Power PLC	552,467	3,368,731
Kingfisher PLC	688,684	2,534,750
Reckitt Benckiser Group PLC	155,217	8,540,034
Rio Tinto PLC	165,370	9,670,404
Telecity Group PLC (NON)	352,188	2,742,499
TUI Travel PLC	782,899	2,637,902
Tullow Oil PLC	162,323	3,249,958
Vedanta Resources PLC	79,796	2,714,984
Xstrata PLC	424,998	8,135,091
		84,748,725

United States (1.2%)
First Solar, Inc. (NON) (S)	17,400	2,563,890
XL Group PLC	173,900	3,766,674
		6,330,564
Total common stocks (cost $483,040,547)		$527,857,795

SENIOR LOANS (0.5%)(a)(c)
	Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$1,370,682	$1,489,475
Visteon Corp. bank term loan FRN Ser. B1, 5 1/4s, 2013	1,295,000	1,407,234

Total senior loans (cost $2,863,512)		$2,896,709

U.S. TREASURY OBLIGATIONS (0.1%)(a)(i)
	Principal amount	Value

U.S. Treasury Bonds 6 5/8s, February 15, 2027	$27,000	$39,206
U.S. Treasury Inflation Protected Securities 3s,
July 15, 2012	77,600	82,923
U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014	299,549	325,250

Total U.S. treasury obligations (cost $447,379)		$447,379

SHORT-TERM INVESTMENTS (4.4%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	12,733,630	$12,733,630
Putnam Money Market Liquidity Fund 0.15% (e)	7,360,702	7,360,702
U.S. Treasury Bills with effective yields ranging from
0.24% to 0.33%, November 18, 2010 (SEGSF)	$441,000	440,802
U.S. Treasury Bills with effective yields ranging from
0.26% to 0.30%, December 16, 2010	941,000	940,746
U.S. Treasury Bills with effective yields ranging from
0.28% to 0.30%, March 10, 2011 (SEGSF)	1,610,000	1,608,696
U.S. Treasury Bills zero %, November 12, 2010 (i)	250,000	249,950
U.S. Treasury Bills zero %, November 18, 2010 (i)	188,000	187,962
SSgA Prime Money Market Fund 0.18% (i) (P)	500,000	500,000
SSgA Prime Money Market Fund 0.18% (i) (P)	380,000	380,000

Total short-term investments (cost $24,401,504)		$24,402,488

TOTAL INVESTMENTS

Total investments (cost $510,752,942) (b)		$555,604,371

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $324,824,131) (Unaudited)
						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/20/10	$4,496,233	$4,214,295	$281,938
	British Pound	Buy	10/20/10	3,951,965	3,884,669	67,296
	Canadian Dollar	Sell	10/20/10	14,007,439	13,706,364	(301,075)
	Euro	Sell	10/20/10	17,650,640	16,564,473	(1,086,167)
	Norwegian Krone	Sell	10/20/10	113,374	107,995	(5,379)
	Swedish Krona	Buy	10/20/10	8,454,751	7,841,382	613,369
	Swiss Franc	Buy	10/20/10	779,099	755,735	23,364

Barclays Bank PLC
	British Pound	Buy	10/20/10	467,636	459,703	7,933
	Euro	Buy	10/20/10	6,854,992	6,430,694	424,298
	Hong Kong Dollar	Sell	10/20/10	15,339,914	15,319,364	(20,550)
	Japanese Yen	Buy	10/20/10	4,643,776	4,598,512	45,264
	Norwegian Krone	Buy	10/20/10	61,721	58,799	2,922
	Singapore Dollar	Buy	10/20/10	2,487,204	2,454,840	32,364
	Swedish Krona	Sell	10/20/10	199,705	185,121	(14,584)
	Swiss Franc	Buy	10/20/10	3,327,321	3,227,956	99,365

Citibank, N.A.
	Australian Dollar	Buy	10/20/10	1,023,450	959,111	64,339
	British Pound	Buy	10/20/10	4,528,497	4,452,190	76,307
	Canadian Dollar	Sell	10/20/10	1,302,248	1,270,100	(32,148)
	Danish Krone	Buy	10/20/10	3,413,939	3,209,563	204,376
	Euro	Sell	10/20/10	1,480,900	1,389,563	(91,337)
	Hong Kong Dollar	Sell	10/20/10	5,336,202	5,328,777	(7,425)
	Norwegian Krone	Buy	10/20/10	1,836,536	1,750,880	85,656
	Singapore Dollar	Buy	10/20/10	1,004,645	1,001,017	3,628
	Swedish Krona	Buy	10/20/10	3,260,397	3,026,276	234,121
	Swiss Franc	Sell	10/20/10	2,246,406	2,179,557	(66,849)

Credit Suisse AG
	Australian Dollar	Buy	10/20/10	4,054,041	3,798,783	255,258
	British Pound	Buy	10/20/10	9,039,865	8,884,969	154,896
	Canadian Dollar	Sell	10/20/10	902,859	880,837	(22,022)
	Euro	Buy	10/20/10	2,735,669	2,567,203	168,466
	Japanese Yen	Buy	10/20/10	8,324,135	8,243,718	80,417
	Norwegian Krone	Sell	10/20/10	4,206,113	4,010,687	(195,426)
	Swedish Krona	Sell	10/20/10	401,886	372,746	(29,140)
	Swiss Franc	Buy	10/20/10	2,965,692	2,876,841	88,851

Deutsche Bank AG
	Australian Dollar	Sell	10/20/10	2,037,733	1,909,429	(128,304)
	Euro	Buy	10/20/10	5,647,414	5,300,344	347,070
	Swedish Krona	Buy	10/20/10	2,548,548	2,364,958	183,590
	Swiss Franc	Buy	10/20/10	1,692,395	1,641,530	50,865

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	590,716	553,504	37,212
	British Pound	Buy	10/20/10	4,436,258	4,361,731	74,527
	Euro	Buy	10/20/10	351,881	330,268	21,613
	Japanese Yen	Buy	10/20/10	1,724,487	1,705,872	18,615
	Norwegian Krone	Sell	10/20/10	1,447,908	1,379,460	(68,448)
	Swedish Krona	Buy	10/20/10	1,169,538	1,086,259	83,279

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	12,739	11,943	796
	British Pound	Buy	10/20/10	2,424,291	2,383,148	41,143
	Euro	Buy	10/20/10	2,101,328	1,972,019	129,309
	Hong Kong Dollar	Sell	10/20/10	6,693,653	6,686,603	(7,050)
	Norwegian Krone	Buy	10/20/10	1,713,570	1,633,887	79,683
	Swiss Franc	Sell	10/20/10	5,258,460	5,101,071	(157,389)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	4,771,855	4,472,094	299,761
	British Pound	Buy	10/20/10	1,810,833	1,780,475	30,358
	Canadian Dollar	Sell	10/20/10	1,321,119	1,288,431	(32,688)
	Euro	Sell	10/20/10	2,359,238	2,213,928	(145,310)
	Hong Kong Dollar	Sell	10/20/10	8,240,746	8,229,810	(10,936)
	Japanese Yen	Buy	10/20/10	1,961,088	1,939,551	21,537
	Norwegian Krone	Buy	10/20/10	9,681,111	9,227,936	453,175
	Singapore Dollar	Buy	10/20/10	5,851,382	5,732,025	119,357
	Swedish Krona	Sell	10/20/10	3,506,241	3,252,879	(253,362)
	Swiss Franc	Buy	10/20/10	3,203,110	3,107,146	95,964

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	10/20/10	1,894,421	1,773,747	(120,674)
	British Pound	Buy	10/20/10	3,690,177	3,628,701	61,476
	Canadian Dollar	Sell	10/20/10	832,630	812,915	(19,715)
	Euro	Sell	10/20/10	2,287,089	2,145,384	(141,705)
	Israeli Shekel	Buy	10/20/10	1,565,256	1,510,114	55,142
	Japanese Yen	Buy	10/20/10	2,439,832	2,413,853	25,979
	Swedish Krona	Buy	10/20/10	2,125,779	1,971,526	154,253
	Swiss Franc	Buy	10/20/10	2,898,134	2,811,169	86,965

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/20/10	2,873,382	2,692,463	180,919
	Canadian Dollar	Sell	10/20/10	6,309,116	6,152,664	(156,452)
	Euro	Sell	10/20/10	8,472,416	7,950,863	(521,553)
	Israeli Shekel	Buy	10/20/10	1,565,283	1,509,985	55,298
	Norwegian Krone	Buy	10/20/10	880,017	839,244	40,773
	Swedish Krona	Buy	10/20/10	1,705,395	1,581,974	123,421

UBS AG
	Australian Dollar	Buy	10/20/10	12,545,253	11,756,917	788,336
	British Pound	Sell	10/20/10	5,314,176	5,224,663	(89,513)
	Canadian Dollar	Buy	10/20/10	3,185,198	3,107,126	78,072
	Euro	Buy	10/20/10	5,206,199	5,143,803	62,396
	Israeli Shekel	Buy	10/20/10	1,565,283	1,507,144	58,139
	Norwegian Krone	Sell	10/20/10	8,600,724	8,198,070	(402,654)
	Swedish Krona	Buy	10/20/10	1,771,055	1,643,948	127,107
	Swiss Franc	Buy	10/20/10	7,843,976	7,608,223	235,753

Westpac Banking Corp.
	Australian Dollar	Buy	10/20/10	12,623,520	11,829,873	793,647
	British Pound	Buy	10/20/10	2,053,922	2,019,221	34,701
	Canadian Dollar	Sell	10/20/10	1,087,574	1,061,677	(25,897)
	Euro	Sell	10/20/10	1,332,373	1,250,676	(81,697)
	Japanese Yen	Sell	10/20/10	11,119,259	10,999,167	(120,092)

Total						$3,709,118

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
FRN	Floating Rate Notes
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $548,483,835.

(b) The aggregate identified cost on a tax basis is $514,641,398, resulting in gross unrealized appreciation and depreciation of $69,801,205 and $28,838,232, respectively, or net unrealized appreciation of $40,962,973.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $12,382,443. The fund received cash collateral of $12,733,630 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $10,018 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $154,249,440 and $156,156,641, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $695,082 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

Banking	13.7%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $302,800,000 on forward currency contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $925,833 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $684,248 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $278,866.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$9,270,672	$--	$--

	Belgium	7,463,173	--	--

	Brazil	5,563,581	--	--

	Canada	23,061,639	--	--

	China	50,696,027	--	--

	Denmark	2,703,678	--	--

	France	67,141,837	--	--

	Germany	52,173,154	--	--

	Hong Kong	7,376,111	--	--

	Ireland	15,461,514	--	--

	Italy	12,415,110	--	--

	Japan	108,749,588	--	--

	Netherlands	8,465,024	--	--

	Norway	3,637,515	--	--

	Russia	8,363,287	--	--

	South Korea	3,641,296	--	--

	Spain	17,616,215	--	--

	Switzerland	27,947,060	--	--

	Taiwan	5,032,025	--	--

	United Kingdom	84,748,725	--	--

	United States	6,330,564	--	--

Total common stocks		527,857,795	--	--

Senior loans		--	2,896,709	--

U.S. Treasury Obligations		--	447,379	--

Short-term investments		8,240,702	16,161,786	--

Totals by level		$536,098,497	$19,505,874	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$3,709,118	$--

Totals by level	$--	$3,709,118	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$8,064,659	$4,355,541

Total	$8,064,659	$4,355,541

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (96.3%)(a)
	Shares	Value

Aerospace and defense (0.8%)
European Aeronautic Defense and Space Co. (France)
(NON)	14,996	$374,230
MTU Aero Engines Holding AG (Germany)	3,995	228,465
		602,695

Agriculture (0.5%)
China Green Holdings, Ltd. (China)	357,000	345,090
		345,090

Airlines (0.8%)
Deutsche Lufthansa AG (Germany) (NON)	17,221	316,767
Qantas Airways, Ltd. (Australia) (NON)	88,177	237,895
		554,662

Automotive (5.0%)
Bayerische Motoren Werke (BMW) AG (Germany)	8,192	574,806
Dongfeng Motor Group Co., Ltd. (China)	398,000	814,585
Fiat SpA (Italy)	63,315	977,650
Ghabbour Auto (Egypt)	39,727	305,646
Kia Motors Corp. (South Korea)	11,780	380,183
Nissan Motor Co., Ltd. (Japan) (NON)	73,600	643,415
Porsche Automobil Holding SE (Preference) (Germany)	2,599	128,778
		3,825,063

Banking (11.1%)
Banco Bradesco SA ADR (Brazil) (S)	40,020	815,608
Bank of Baroda (India)	19,619	380,941
Barclays PLC (United Kingdom)	206,661	973,035
BNP Paribas SA (France)	16,890	1,201,934
China Construction Bank Corp. (China)	1,178,000	1,032,421
Danske Bank A/S (Denmark) (NON)	28,478	687,511
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	215,123	181,932
HSBC Holdings PLC (London Exchange) (United Kingdom)	65,182	660,717
Mizuho Financial Group, Inc. (Japan)	395,100	578,033
Sberbank OJSC (Russia) (NON)	198,146	555,800
Societe Generale (France)	11,236	647,543
Sumitomo Mitsui Financial Group, Inc. (Japan)	8,100	236,230
UniCredito Italiano SpA (Italy)	178,715	456,593
		8,408,298

Beverage (2.7%)
Anheuser-Busch InBev NV (Belgium)	20,299	1,194,774
Britvic PLC (United Kingdom)	33,101	252,400
Carlsberg A/S Class B (Denmark)	5,433	566,813
		2,013,987

Biotechnology (0.7%)
Biotest AG (Preference) (Germany)	9,935	459,407
Sinovac Biotech, Ltd. (China) (NON) (S)	12,346	47,902
		507,309

Broadcasting (0.5%)
Mediaset SpA (Italy)	53,349	378,408
		378,408

Cable television (2.2%)
DIRECTV Class A (NON)	15,214	633,359
Kabel Deutschland Holding AG (Germany) (NON)	15,902	631,212
Telenet Group Holding NV (Belgium) (NON)	13,046	437,945
		1,702,516

Chemicals (3.4%)
Agrium, Inc. (Canada)	6,830	513,064
Akzo Nobel NV (Netherlands)	4,495	277,477
Fufeng Group, Ltd. (Hong Kong)	200,000	142,031
Lanxess AG (Germany)	8,561	469,324
Syngenta AG (Switzerland)	3,856	959,335
TSRC Corp. (Taiwan)	126,000	194,395
		2,555,626

Coal (0.5%)
China Coal Energy Co. (China)	218,000	360,765
		360,765

Commercial and consumer services (1.9%)
Compass Group PLC (United Kingdom)	75,768	631,683

SECOM Co., Ltd. (Japan)	5,900	266,735
Wirecard AG (Germany) (S)	40,276	548,835
		1,447,253

Computers (1.3%)
Fujitsu, Ltd. (Japan)	63,000	442,715
Hewlett-Packard Co.	12,400	521,668
		964,383

Conglomerates (1.8%)
Mitsui & Co., Ltd. (Japan)	58,100	865,334
Siemens AG (Germany)	5,028	531,049
		1,396,383

Construction (2.3%)
BBMG Corp. (China)	136,000	191,059
Carillion PLC (United Kingdom)	63,446	312,586
China National Materials Co., Ltd. (China)	375,000	312,224
Compagnie de Saint-Gobain (France)	8,299	369,380
Hochtief AG (Germany)	6,853	593,774
		1,779,023

Consumer (1.6%)
Christian Dior SA (France)	7,782	1,017,770
Sony Corp. (Japan)	6,000	185,706
		1,203,476

Consumer goods (1.5%)
Henkel AG & Co. KGaA (Germany)	9,446	507,662
Reckitt Benckiser Group PLC (United Kingdom)	11,348	624,367
		1,132,029

Consumer services (0.4%)
Rakuten, Inc. (Japan)	373	273,298
		273,298

Electric utilities (0.6%)
Fortum OYJ (Finland)	12,128	317,464
Tokyo Electric Power Co. (Japan)	5,200	126,960
		444,424

Electrical equipment (1.3%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	8,655	121,170
Mitsubishi Electric Corp. (Japan)	103,000	886,845
		1,008,015

Electronics (0.4%)
Woongjin Energy Co., Ltd. (South Korea) (NON)	16,920	271,551
		271,551

Energy (other) (1.3%)
China WindPower Group, Ltd. (China) (NON)	2,670,000	302,828
First Solar, Inc. (NON) (S)	4,557	671,474
		974,302

Engineering and construction (0.8%)
Orascom Construction Industries (Egypt)	13,918	612,045
		612,045

Financial (0.8%)
Irish Life & Permanent PLC (Ireland) (NON)	84,099	159,454
ORIX Corp. (Japan)	5,450	416,968
		576,422

Food (4.8%)
BRF - Brasil Foods SA (Brazil)	33,800	514,589
Kerry Group PLC Class A (Ireland)	21,471	753,714
Loblaw Companies, Ltd. (Canada)	5,000	198,356
Nestle SA (Switzerland)	40,096	2,138,481
		3,605,140

Health-care services (1.6%)
Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical Chemical Products (Greece)	222,358	479,226
Mediceo Paltac Holdings Co., Ltd. (Japan)	48,800	620,899
Suzuken Co., Ltd. (Japan)	4,500	149,101
		1,249,226

Homebuilding (0.8%)
Persimmon PLC (United Kingdom) (NON)	91,748	575,881
		575,881

Insurance (4.1%)
AXA SA (France)	46,186	807,975
ING Groep NV (Netherlands) (NON)	60,467	627,673
Ping An Insurance (Group) Co. of China, Ltd. (China)	96,500	985,043
Prudential PLC (United Kingdom)	37,492	372,957
Zurich Financial Services AG (Switzerland)	1,441	338,100
		3,131,748

Lodging/Tourism (0.3%)
TUI Travel PLC (United Kingdom)	77,942	262,618
		262,618

Machinery (2.4%)
Alstom SA (France)	8,385	427,993
Amada Co., Ltd. (Japan)	41,000	281,233
Lonking Holdings, Ltd. (China)	679,000	686,102
MAN AG (Germany)	4,208	458,964
		1,854,292

Media (0.9%)
WPP PLC (Ireland)	63,487	702,901
		702,901

Medical technology (1.0%)
Covidien PLC (Ireland)	19,110	768,031
		768,031

Metals (10.0%)
Rio Tinto, Ltd. (Australia)	41,465	3,078,220
Teck Resources, Ltd. Class B (Canada)	24,600	1,013,012
Vale SA ADR (Preference) (Brazil) (S)	28,500	790,875
Vallourec SA (France)	10,294	1,023,206
Vedanta Resources PLC (United Kingdom)	19,797	673,574
Xstrata PLC (United Kingdom)	51,643	988,523
		7,567,410

Natural gas utilities (1.4%)
Centrica PLC (United Kingdom)	138,294	703,082
Tokyo Gas Co., Ltd. (Japan)	84,000	381,772
		1,084,854

Office equipment and supplies (0.7%)
Canon, Inc. (Japan)	12,000	560,499
		560,499

Oil and gas (5.1%)
BG Group PLC (United Kingdom)	58,638	1,030,726
Cairn Energy PLC (United Kingdom) (NON)	57,379	409,029
Nexen, Inc. (Canada)	19,841	399,639
Petroleo Brasileiro SA ADR (Preference) (Brazil) (S)	22,800	748,296
Technip SA (France)	9,032	726,763
Tullow Oil PLC (United Kingdom)	26,220	524,965
		3,839,418

Pharmaceuticals (6.1%)
Astellas Pharma, Inc. (Japan)	23,900	864,114
Mitsubishi Tanabe Pharma (Japan)	69,000	1,125,315
Nippon Shinyaku Co., Ltd. (Japan)	49,000	681,617
Sanofi-Aventis (France)	11,277	751,814
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	13,438	708,855
UCB SA (Belgium)	13,121	454,870
		4,586,585

Publishing (0.7%)
Reed Elsevier PLC (United Kingdom)	66,263	560,250
		560,250

Real estate (0.2%)
Renhe Commercial Holdings Co., Ltd. (China)	968,000	180,903
		180,903

Retail (2.7%)
GOME Electrical Appliances Holdings, Ltd. (China) (NON)	572,000	172,510
JB Hi-Fi, Ltd. (Australia)	8,972	179,245
Magnit OJSC GDR (Russia)	6,550	165,060
Metro AG (Germany)	10,617	691,521
PPR SA (France)	5,237	848,294
		2,056,630

Semiconductor (0.3%)
Jusung Engineering Co., Ltd. (South Korea) (NON)	10,762	202,923
		202,923

Software (3.4%)
Autonomy Corp. PLC (United Kingdom) (NON)	37,099	1,057,032
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	16,655	655,374
SAP AG (Germany)	11,800	584,036
Shanda Games, Ltd. ADR (China) (NON) (S)	52,000	278,720
		2,575,162

Telecommunications (0.4%)
Koninklijke (Royal) KPN NV (Netherlands)	20,327	314,563
		314,563

Telephone (1.5%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	25,800	1,127,725
		1,127,725

Tobacco (3.1%)
Imperial Tobacco Group PLC (United Kingdom)	38,555	1,149,413
Japan Tobacco, Inc. (Japan)	354	1,179,717
		2,329,130

Trucks and parts (0.6%)
Koito Manufacturing Co., Ltd. (Japan)	17,000	260,943
Weichai Power Co., Ltd. (China)	21,000	221,940
		482,883
Total common stocks (cost $63,835,978)		$72,955,795

SENIOR LOANS (0.4%)(a)(c)
	Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013	$295,000	$320,567

Total senior loans (cost $314,449)		$320,567

MORTGAGE-BACKED SECURITIES (0.4%)(a,i)
	Principal amount	Value

Federal National Mortgage Association 3.00s, 2040	$278,853	$288,572

Total Mortgage-backed Securities (cost $288,572)		$288,572

SHORT-TERM INVESTMENTS (7.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	3,693,848	$3,693,848
Putnam Money Market Liquidity Fund 0.15% (e)	1,397,304	1,397,304
U.S. Treasury Bills with an effective yield of Zero%, October 14, 2010 (i)	$230,000	230,000
U.S. Treasury Bills for effective yield of 0.23%,
July 28, 2011 (SEGSF)	439,000	438,157
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.31%, March 10, 2011 (SEGSF)	112,000	111,909

Total short-term investments (cost $5,871,151)		$5,871,218

TOTAL INVESTMENTS

Total investments (cost $70,310,150) (b)		$79,436,152

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $81,407,385) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/20/10	$302,741	$283,758	$18,983
	British Pound	Buy	10/20/10	806,421	792,689	13,732
	Canadian Dollar	Sell	10/20/10	666,007	649,152	(16,855)
	Euro	Buy	10/20/10	6,215,333	5,832,860	382,473
	Norwegian Krone	Sell	10/20/10	307,331	292,750	(14,581)
	Swedish Krona	Buy	10/20/10	1,857,286	1,722,545	134,741
	Swiss Franc	Buy	10/20/10	441,313	428,079	13,234

Barclays Bank PLC
	Australian Dollar	Sell	10/20/10	242,231	227,055	(15,176)
	British Pound	Buy	10/20/10	1,087,537	1,069,087	18,450
	Euro	Sell	10/20/10	681,121	638,962	(42,159)
	Hong Kong Dollar	Buy	10/20/10	146,450	146,474	(24)
	Japanese Yen	Buy	10/20/10	632,228	625,890	6,338
	Norwegian Krone	Buy	10/20/10	11,786	11,228	558
	Swedish Krona	Sell	10/20/10	99,675	92,395	(7,280)
	Swiss Franc	Buy	10/20/10	1,082,648	1,050,316	32,332

Citibank, N.A.
	Australian Dollar	Buy	10/20/10	228,720	214,342	14,378
	British Pound	Buy	10/20/10	721,882	709,718	12,164
	Canadian Dollar	Sell	10/20/10	784,287	764,925	(19,362)
	Danish Krone	Buy	10/20/10	60,488	56,867	3,621
	Euro	Sell	10/20/10	2,500,672	2,346,440	(154,232)
	Hong Kong Dollar	Sell	10/20/10	1,226,855	1,225,148	(1,707)
	Norwegian Krone	Sell	10/20/10	246,545	235,046	(11,499)
	Singapore Dollar	Buy	10/20/10	609,387	596,781	12,606
	Swedish Krona	Sell	10/20/10	173,308	160,863	(12,445)
	Swiss Franc	Buy	10/20/10	91,503	88,780	2,723

Credit Suisse AG
	Australian Dollar	Buy	10/20/10	395,580	378,692	16,888
	British Pound	Sell	10/20/10	528,605	519,637	(8,968)
	Canadian Dollar	Sell	10/20/10	1,041,371	1,015,971	(25,400)
	Euro	Sell	10/20/10	3,173,201	2,977,792	(195,409)
	Japanese Yen	Buy	10/20/10	587,994	582,314	5,680
	Norwegian Krone	Buy	10/20/10	660,209	629,534	30,675
	Swedish Krona	Buy	10/20/10	231,631	214,836	16,795
	Swiss Franc	Sell	10/20/10	760,146	737,373	(22,773)

Deutsche Bank AG
	Australian Dollar	Sell	10/20/10	396,738	371,758	(24,980)
	Canadian Dollar	Buy	10/20/10	285,876	278,975	6,901
	Euro	Buy	10/20/10	1,640,201	1,592,517	47,684
	Swedish Krona	Buy	10/20/10	404,880	375,713	29,167
	Swiss Franc	Buy	10/20/10	80,702	78,276	2,426

Goldman Sachs International
	Australian Dollar	Sell	10/20/10	51,631	48,378	(3,253)
	British Pound	Sell	10/20/10	205,219	201,772	(3,447)
	Euro	Sell	10/20/10	6,216,151	5,834,357	(381,794)
	Japanese Yen	Sell	10/20/10	108,238	107,069	(1,169)
	Norwegian Krone	Buy	10/20/10	280,374	267,119	13,255
	Swedish Krona	Sell	10/20/10	50,571	46,970	(3,601)

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	1,699,767	1,593,607	106,160
	British Pound	Buy	10/20/10	1,721,266	1,692,053	29,213
	Euro	Buy	10/20/10	1,270,726	1,192,529	78,197
	Hong Kong Dollar	Buy	10/20/10	180,078	179,919	159
	Norwegian Krone	Buy	10/20/10	588,249	560,895	27,354
	Swiss Franc	Sell	10/20/10	119,015	115,453	(3,562)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	1,352,441	1,267,482	84,959
	British Pound	Buy	10/20/10	3,126,374	3,073,962	52,412
	Canadian Dollar	Sell	10/20/10	721,256	703,410	(17,846)
	Euro	Sell	10/20/10	4,109,095	3,869,764	(239,331)
	Hong Kong Dollar	Sell	10/20/10	2,540,122	2,536,751	(3,371)
	Japanese Yen	Sell	10/20/10	252,199	249,430	(2,769)
	Norwegian Krone	Buy	10/20/10	740,486	705,823	34,663
	Singapore Dollar	Buy	10/20/10	690,903	676,810	14,093
	Swedish Krona	Buy	10/20/10	150,276	139,417	10,859
	Swiss Franc	Buy	10/20/10	2,142,370	2,078,185	64,185

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	376,375	352,400	23,975
	British Pound	Sell	10/20/10	146,136	143,702	(2,434)
	Canadian Dollar	Buy	10/20/10	64,976	63,438	1,538
	Euro	Sell	10/20/10	4,696,245	4,405,272	(290,973)
	Japanese Yen	Buy	10/20/10	579,046	572,880	6,166
	Swedish Krona	Buy	10/20/10	241,858	224,308	17,550
	Swiss Franc	Buy	10/20/10	1,069,605	1,037,509	32,096

State Street Bank and Trust Co.
	Australian Dollar	Buy	10/20/10	1,179,598	1,105,326	74,272
	Canadian Dollar	Buy	10/20/10	1,225,114	1,194,734	30,380
	Euro	Buy	10/20/10	1,153,569	1,082,556	71,013
	Norwegian Krone	Sell	10/20/10	416,419	397,125	(19,294)
	Swedish Krona	Buy	10/20/10	22,069	20,472	1,597

UBS AG
	Australian Dollar	Sell	10/20/10	497,587	466,319	(31,268)
	British Pound	Buy	10/20/10	242,303	238,752	3,551
	Canadian Dollar	Sell	10/20/10	558,232	544,549	(13,683)
	Euro	Buy	10/20/10	2,529,723	2,373,903	155,820
	Israeli Shekel	Sell	10/20/10	74,416	71,652	(2,764)
	Norwegian Krone	Sell	10/20/10	859,115	818,894	(40,221)
	Swedish Krona	Sell	10/20/10	276,451	256,611	(19,840)
	Swiss Franc	Buy	10/20/10	2,114,654	2,051,097	63,557

Westpac Banking Corp.
	Australian Dollar	Sell	10/20/10	1,742,134	1,632,605	(109,529)
	British Pound	Sell	10/20/10	588,159	578,222	(9,937)
	Euro	Buy	10/20/10	2,999,715	2,815,782	183,933
	Japanese Yen	Buy	10/20/10	1,822,265	1,802,584	19,681

Total						$250,251

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
	1,045	baskets	9/26/11	(1 month USD-	A basket	$3,523
				LIBOR-BBA)	(GSGLPMIN)
					of common stocks

Total						$3,523

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
FRN	Floating Rate Notes
GDR	Global Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $75,764,377.

(b) The aggregate identified cost on a tax basis is $70,908,559, resulting in gross unrealized appreciation and depreciation of $10,575,110 and $2,047,517, respectively, or net unrealized appreciation of $8,527,593.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,652,924. The fund received cash collateral of $3,693,848 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $674 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $24,934,700 and $24,916,021, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $928,153 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

ADR, ADS or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

Japan	16.2%
United Kingdom	15.6
France	10.9
Germany	8.9
China	8.0
United States	5.8
Australia	4.6
Switzerland	4.6
Brazil	3.8
Ireland	3.4
Belgium	2.8
Canada	2.8
Italy	2.4
Denmark	1.7
Netherlands	1.6
Egypt	1.2
Hong Kong	1.1
South Korea	1.1
Russia	1.0
Israel	0.9
Greece	0.6
India	0.5
Other	0.5

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.The fund had an average notional amount of approximately $100,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $110,357 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $933,940 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $550,076.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$12,247,149	$--	$--

Capital goods	5,120,429	--	--

Communication services	3,144,804	--	--

Conglomerates	1,396,383	--	--

Consumer cyclicals	10,320,959	--	--

Consumer staples	10,045,105	--	--

Energy	5,174,485	--	--

Financials	12,297,371	--	--

Health care	7,111,151	--	--

Technology	4,014,019	--	--

Transportation	554,662	--	--

Utilities and power	1,529,278	--	--

Total common stocks	72,955,795	--	--

Senior loans	--	320,567	--

Mortgage-backed securities	--	288,572	--

Short-term investments	1,397,304	4,473,914	--

Totals by level	$74,353,099	$5,083,053	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$250,251	$--

Total return swap contracts	--	3,523	--

Totals by level	$--	$253,774	$--

At the start and/or close of the reporting period, Level 3 other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,023,187	$1,772,936

Equity contracts	3,523	--

Total	$2,026,710	$1,772,936

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Value Fund

The fund's portfolio
9/30/10 (Unaudited)
COMMON STOCKS (94.4%)(a)
	Shares	Value

Airlines (1.5%)
Qantas Airways, Ltd. (Australia) (NON)	308,316	$831,815
Singapore Airlines, Ltd. (Singapore)	125,270	1,554,504
		2,386,319

Automotive (4.3%)
Fiat SpA (Italy)	68,587	1,059,055
Nissan Motor Co., Ltd. (Japan) (NON)	333,300	2,913,727
Porsche Automobil Holding SE (Preference) (Germany)	13,776	682,589
Valeo SA (France) (NON)	36,000	1,668,861
Volkswagen AG (Preference) (Germany)	5,208	628,915
		6,953,147

Banking (17.1%)
Banco Bradesco SA ADR (Brazil) (S)	67,413	1,373,877
Banco Santander Central Hispano SA (Spain)	239,768	3,047,176
Barclays PLC (United Kingdom)	507,805	2,390,931
BNP Paribas SA (France)	44,394	3,159,188
China Construction Bank Corp. (China)	1,309,000	1,147,232
Danske Bank A/S (Denmark) (NON)	84,723	2,045,367
Governor & Co. of The Bank of Ireland (The) (Ireland)
(NON)	783,599	662,698
Governor & Co. of The Bank of Ireland (The) ADR
(Ireland) (S) (NON)	23,219	78,945
HSBC Holdings PLC (London Exchange) (United Kingdom)	503,308	5,101,780
Mitsubishi UFJ Financial Group, Inc. (Japan)	158,400	738,909
Mizuho Financial Group, Inc. (Japan)	573,200	838,595
National Australia Bank, Ltd. (Australia)	34,355	841,827
National Bank of Canada (Canada)	33,259	2,101,301
National Bank of Greece SA (Greece) (NON)	36,425	356,245
National Bank of Greece SA (Rights) (Greece)	36,425	17,887
National Bank of Greece SA (Rights) (Greece) (NON)	36,425	34,283
Royal Bank of Canada (Canada)	21,235	1,107,311
Societe Generale (France)	15,150	873,111
Sumitomo Mitsui Financial Group, Inc. (Japan)	66,500	1,939,417
		27,856,080

Beverage (1.2%)
Anheuser-Busch InBev NV (Belgium)	15,304	900,774
Britvic PLC (United Kingdom)	130,631	996,082
		1,896,856

Biotechnology (0.1%)
Sinovac Biotech, Ltd. (China) (NON) (S)	57,685	223,818
		223,818

Broadcasting (1.1%)
Mediaset SpA (Italy)	247,844	1,757,972
		1,757,972

Cable television (0.8%)
Kabel Deutschland Holding AG (Germany) (NON)	31,161	1,236,900
		1,236,900

Chemicals (2.6%)
BASF SE (Germany)	18,591	1,172,983
Lanxess AG (Germany)	18,720	1,026,252
Nitto Denko Corp. (Japan)	25,900	1,014,072
Syngenta AG (Switzerland)	4,281	1,065,071
		4,278,378

Commercial and consumer services (1.9%)
Edenred (France) (NON)	68,132	1,350,352
Kloeckner & Co., AG (Germany) (NON)	38,432	865,244
LG Corp. (South Korea)	11,469	829,811
		3,045,407

Computers (0.9%)
Fujitsu, Ltd. (Japan)	209,000	1,468,689
		1,468,689

Conglomerates (1.7%)
Mitsui & Co., Ltd. (Japan)	137,600	2,049,397
Vivendi (France)	27,022	739,030
		2,788,427

Construction (1.4%)
Carillion PLC (United Kingdom)	234,682	1,156,233

HeidelbergCement AG (Germany)	24,811	1,196,366
		2,352,599

Consumer (0.3%)
Christian Dior SA (France)	4,454	582,517
		582,517

Consumer goods (1.5%)
Henkel AG & Co. KGaA (Germany)	20,478	1,100,561
Reckitt Benckiser Group PLC (United Kingdom)	24,742	1,361,304
		2,461,865

Electric utilities (2.1%)
Atco, Ltd. Class I (Canada)	24,300	1,276,832
CEZ AS (Czech Republic)	31,411	1,407,019
Fortum OYJ (Finland)	26,432	691,887
		3,375,738

Electrical equipment (1.9%)
LS Corp. (South Korea)	7,966	817,384
Mitsubishi Electric Corp. (Japan)	169,000	1,455,115
Prysmian SpA (Italy)	42,866	783,516
		3,056,015

Electronics (2.0%)
Compal Electronics, Inc. (Taiwan)	904,500	1,081,353
Garmin, Ltd. (S)	21,800	661,630
Venture Corp., Ltd. (Singapore)	206,000	1,538,167
		3,281,150

Energy (other) (0.4%)
China WindPower Group, Ltd. (China) (NON)	5,060,000	573,899
		573,899

Engineering and construction (0.8%)
Vinci SA (France)	27,485	1,378,541
		1,378,541

Financial (0.8%)
Irish Life & Permanent PLC (Ireland) (NON)	103,330	195,917
ORIX Corp. (Japan)	15,330	1,172,867
		1,368,784

Food (2.2%)
Kerry Group PLC Class A (Ireland)	53,274	1,870,121
Toyo Suisan Kaisha, Ltd. (Japan)	81,000	1,671,675
		3,541,796

Homebuilding (0.6%)
Persimmon PLC (United Kingdom) (NON)	159,348	1,000,191
		1,000,191

Insurance (7.2%)
ACE, Ltd.	29,365	1,710,511
Allianz SE (Germany)	8,045	909,727
AXA SA (France)	128,447	2,247,044
ING Groep NV (Netherlands) (NON)	236,418	2,454,118
Prudential PLC (United Kingdom)	169,143	1,691,923
Zurich Financial Services AG (Switzerland)	11,537	2,706,914
		11,720,237

Investment banking/Brokerage (0.5%)
Credit Suisse Group (Switzerland)	17,587	752,538
		752,538

Lodging/Tourism (0.6%)
TUI Travel PLC (United Kingdom)	306,817	1,033,790
		1,033,790

Machinery (--%)
Lonking Holdings, Ltd. (China)	34,000	34,356
		34,356

Manufacturing (0.5%)
Smiths Group PLC (United Kingdom)	40,587	777,533
		777,533

Media (0.7%)
WPP PLC (Ireland)	105,339	1,166,268
		1,166,268

Metals (3.1%)
Rio Tinto PLC (United Kingdom)	31,900	1,865,428
Teck Resources, Ltd. Class B (Canada)	37,000	1,523,635
Xstrata PLC (United Kingdom)	83,122	1,591,078
		4,980,141

Natural gas utilities (2.1%)
Centrica PLC (United Kingdom)	245,818	1,249,730
GDF Suez (France)	27,486	984,547
Tokyo Gas Co., Ltd. (Japan)	257,000	1,168,042
		3,402,319

Office equipment and supplies (1.2%)
Canon, Inc. (Japan)	41,500	1,938,392
		1,938,392

Oil and gas (8.6%)
BP PLC (United Kingdom)	381,835	2,567,111
Nexen, Inc. (Canada)	82,992	1,671,630
Petroleo Brasileiro SA ADR (Brazil) (S)	51,100	1,853,397
Royal Dutch Shell PLC Class B (United Kingdom)	139,049	4,057,962
Statoil ASA (Norway)	57,028	1,191,117
Technip SA (France)	6,503	523,266
Total SA (France)	40,450	2,085,922
		13,950,405

Pharmaceuticals (6.6%)
Astellas Pharma, Inc. (Japan)	40,800	1,475,141
Miraca Holdings, Inc. (Japan)	52,500	1,860,385
Novartis AG (Switzerland)	69,952	4,015,888
Roche Holding AG (Switzerland)	4,438	606,775
Sanofi-Aventis (France)	30,287	2,019,172
UCB SA (Belgium)	20,902	724,617
		10,701,978

Photography/Imaging (0.4%)
Altek Corp. (Taiwan)	439,703	653,049
		653,049

Publishing (0.3%)
United Business Media, Ltd. PLC (Ireland)	55,641	550,451
		550,451

Real estate (2.5%)
Brookfield Properties Corp. (Canada) (R)	91,225	1,426,472
Dexus Property Group (Australia)	704,491	582,463
Japan Retail Fund Investment Corp. (Japan) (R)	931	1,311,818
Soho China, Ltd. (China)	1,104,000	784,013
		4,104,766

Retail (1.8%)
Grupo Comercial Chedraui SA de CV (Mexico) (NON)	79,585	229,125
JB Hi-Fi, Ltd. (Australia) (S)	27,439	548,182
Myer Holdings, Ltd. (Australia)	100,372	364,945
PCD Stores, Ltd. (China) (NON)	3,244,000	1,024,353
PPR SA (France)	5,181	839,223
		3,005,828

Software (1.1%)
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	43,521	1,712,551
		1,712,551

Telecommunications (3.8%)
BCE, Inc. (Canada)	64,167	2,090,407
China Mobile, Ltd. (China)	90,000	921,593
Tele2 AB Class B (Sweden)	57,487	1,206,188
Vodafone Group PLC (United Kingdom)	817,268	2,017,757
		6,235,945

Telephone (1.1%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	40,500	1,770,266
		1,770,266

Tobacco (1.0%)
Japan Tobacco, Inc. (Japan)	468	1,559,626
		1,559,626

Transportation services (1.8%)
ComfortDelgro Corp., Ltd. (Singapore)	912,000	1,054,055
Deutsche Post AG (Germany)	67,815	1,230,753
TNT NV (Netherlands)	22,354	600,997
		2,885,805

Trucks and parts (1.4%)
Aisin Seiki Co., Ltd. (Japan)	49,700	1,551,970
Toyoda Gosei Co., Ltd. (Japan)	30,600	675,189
		2,227,159

Water Utilities (0.9%)
Guangdong Investment, Ltd. (China)	2,662,000	1,389,525
		1,389,525

Total common stocks (cost $141,073,213)		$153,418,016

MORTGAGE-BACKED SECURITIES (0.3%)(a)
	Principal amount	Value

Fannie Mae Ser. 2010-45, Class PJ, 4.5s, 2037 (i)	$200,846	$216,056
Fannie Mae Ser. 2010-99, Class JU, 3s, 2040 (i)	194,201	200,970

Total mortgage-backed securities (cost $417,026)		$417,026

SHORT-TERM INVESTMENTS (7.3%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)	5,364,129	$5,364,129
Putnam Cash Collateral Pool, LLC 0.22% (d)	5,324,005	5,324,005
SSgA Prime Money Market Fund 0.18% (i) (P)	$220,000	220,000
U.S. Treasury Bills for effective yields ranging from
0.29% to 0.30%, March 10, 2011 (SEGSF)	552,000	551,553
U.S. Treasury Bills for effective yields ranging from
0.23% to 0.26%, December 16, 2010	162,000	161,956
U.S. Treasury Bills for an effective yield of 0.36%,
November 18, 2010 (SEGSF)	208,000	207,900

Total short-term investments (cost $11,829,237)		$11,829,543

TOTAL INVESTMENTS

Total investments (cost $153,319,476) (b)		$165,664,585

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $89,735,454) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	10/20/10	$4,047,285	$3,793,502	$253,783
	British Pound	Sell	10/20/10	719,682	707,427	(12,255)
	Canadian Dollar	Buy	10/20/10	2,045,293	2,047,220	(1,927)
	Euro	Buy	10/20/10	1,108,561	1,040,343	68,218
	Swedish Krona	Buy	10/20/10	963,296	893,411	69,885
	Swiss Franc	Buy	10/20/10	978,612	949,265	29,347

Barclays Bank PLC
	Australian Dollar	Sell	10/20/10	778,228	729,469	(48,759)
	British Pound	Sell	10/20/10	1,571,515	1,544,854	(26,661)
	Hong Kong Dollar	Sell	10/20/10	594,822	594,921	99
	Japanese Yen	Sell	10/20/10	1,792,764	1,775,214	(17,550)
	Swiss Franc	Buy	10/20/10	211,231	204,923	6,308

Citibank, N.A.
	British Pound	Buy	10/20/10	3,485,429	3,426,698	58,731
	Canadian Dollar	Sell	10/20/10	362,816	353,860	(8,956)
	Danish Krone	Sell	10/20/10	361,242	337,635	(23,607)
	Euro	Sell	10/20/10	5,567,081	5,223,724	(343,357)
	Hong Kong Dollar	Sell	10/20/10	504,518	503,816	(702)
	Norwegian Krone	Buy	10/20/10	700,466	667,796	32,670
	Singapore Dollar	Sell	10/20/10	1,029,282	1,007,818	(21,464)
	Swiss Franc	Sell	10/20/10	173,631	168,464	(5,167)

Credit Suisse AG
	British Pound	Sell	10/20/10	3,769,688	3,705,735	(63,953)
	Canadian Dollar	Buy	10/20/10	878,930	857,493	21,437
	Euro	Sell	10/20/10	3,047,997	2,860,298	(187,699)
	Japanese Yen	Buy	10/20/10	778,964	771,439	7,525
	Norwegian Krone	Sell	10/20/10	734,414	700,291	(34,123)
	Swedish Krona	Buy	10/20/10	2,096,951	1,944,903	152,048
	Swiss Franc	Sell	10/20/10	1,198,504	1,162,598	(35,906)

Deutsche Bank AG
	Australian Dollar	Sell	10/20/10	1,407,546	1,318,922	(88,624)
	Canadian Dollar	Buy	10/20/10	758,413	740,104	18,309
	Euro	Buy	10/20/10	3,204,025	3,007,117	196,908
	Swedish Krona	Buy	10/20/10	558,149	517,942	40,207

Goldman Sachs International
	Australian Dollar	Buy	10/20/10	562,246	526,828	35,418
	British Pound	Sell	10/20/10	1,953,827	1,921,003	(32,824)
	Euro	Buy	10/20/10	632,158	593,331	38,827
	Japanese Yen	Sell	10/20/10	1,559,422	1,531,869	(27,553)
	Norwegian Krone	Sell	10/20/10	658,474	627,346	(31,128)
	Swedish Krona	Buy	10/20/10	110,687	102,806	7,881

HSBC Bank USA, National Association
	Australian Dollar	Buy	10/20/10	1,504,728	1,410,749	93,979
	British Pound	Buy	10/20/10	653,056	658,377	(5,321)
	Euro	Sell	10/20/10	1,144,704	1,074,262	(70,442)
	Hong Kong Dollar	Sell	10/20/10	423,727	423,353	(374)
	Norwegian Krone	Buy	10/20/10	39,713	37,867	1,846
	Swiss Franc	Buy	10/20/10	109,844	106,556	3,288

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	10/20/10	1,348,484	1,263,774	84,710
	British Pound	Buy	10/20/10	2,055,808	2,021,343	34,465
	Canadian Dollar	Sell	10/20/10	423,999	413,509	(10,490)
	Euro	Buy	10/20/10	2,085,235	1,956,801	128,434
	Hong Kong Dollar	Sell	10/20/10	519,573	518,884	(689)
	Japanese Yen	Buy	10/20/10	3,289,525	3,253,399	36,126
	Norwegian Krone	Sell	10/20/10	1,049,279	1,000,162	(49,117)
	Singapore Dollar	Sell	10/20/10	313,134	306,747	(6,387)
	Swedish Krona	Sell	10/20/10	922,062	855,434	(66,628)
	Swiss Franc	Sell	10/20/10	277,973	269,645	(8,328)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/20/10	2,586,951	2,422,163	164,788
	British Pound	Buy	10/20/10	1,419,879	1,396,225	23,654
	Canadian Dollar	Sell	10/20/10	1,747,939	1,706,553	(41,386)
	Euro	Sell	10/20/10	658,890	618,066	(40,824)
	Japanese Yen	Buy	10/20/10	1,982,774	1,961,662	21,112
	Swiss Franc	Buy	10/20/10	1,580,615	1,533,185	47,430

State Street Bank and Trust Co.
	Australian Dollar	Sell	10/20/10	1,638,196	1,535,049	(103,147)
	Canadian Dollar	Sell	10/20/10	715,809	698,058	(17,751)
	Euro	Buy	10/20/10	1,857,740	1,743,379	114,361
	Swedish Krona	Buy	10/20/10	533,931	495,290	38,641

UBS AG
	Australian Dollar	Buy	10/20/10	1,172,553	1,098,870	73,683
	British Pound	Sell	10/20/10	1,012,269	996,279	(15,990)
	Canadian Dollar	Buy	10/20/10	322,644	314,736	7,908
	Euro	Sell	10/20/10	755,316	705,269	(50,047)
	Norwegian Krone	Buy	10/20/10	1,834,750	1,739,941	94,809
	Swiss Franc	Buy	10/20/10	288,265	279,601	8,664

Westpac Banking Corp.
	Australian Dollar	Buy	10/20/10	1,516,984	1,421,611	95,373
	British Pound	Sell	10/20/10	854,662	840,222	(14,440)
	Canadian Dollar	Buy	10/20/10	2,155,110	2,103,794	51,316
	Euro	Sell	10/20/10	336,060	315,454	(20,606)
	Japanese Yen	Sell	10/20/10	1,393,854	1,378,800	(15,054)

Total						$612,952

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $162,580,142.

(b) The aggregate identified cost on a tax basis is $158,342,516, resulting in gross unrealized appreciation and depreciation of $16,231,380 and $8,909,311, respectively, or net unrealized appreciation of $7,322,069.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $5,260,953. Certain of these securities were sold prior to the close of the reporting period. The fund received cash ollateral of $5,324,005 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,639 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $38,088,830 and $36,861,818, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $571,271 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United Kingdom	18.1%
Japan	17.9
France	11.6
Canada	7.0
Germany	6.3
Switzerland	5.7
United States	5.4
China	3.8
Ireland	2.8
Singapore	2.6
Italy	2.3
Brazil	2.0
Australia	2.0
Netherlands	1.9
Spain	1.9
Denmark	1.3
Taiwan	1.1
Hong Kong	1.1
South Korea	1.0
Belgium	1.0
Czech Republic	0.9
Sweden	0.8
Norway	0.7
Other	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $120,389 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $548,465 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $339,794.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$11,611,118	$--	$--

Capital goods	9,411,996	--	--

Communication services	9,243,111	--	--

Conglomerates	2,788,427	--	--

Consumer cyclicals	19,095,571	--	--

Consumer staples	9,460,143	--	--

Energy	14,524,304	--	--

Financials	45,802,405	--	--

Health care	10,925,796	--	--

Technology	7,115,439	--	--

Transportation	5,272,124	--	--

Utilities and power	8,167,582	--	--

Total common stocks	153,418,016	--	--

Mortgage-backed securities	--	417,026

Short-term investments	5,584,129	6,245,414	--

Totals by level	$159,002,145	$6,662,440	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$612,952	$--

Totals by level	$--	$612,952	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,162,188	$1,549,236

Total	$2,162,188	$1,549,236

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and defense (2.5%)
Goodrich Corp.	14,900	$1,098,577
L-3 Communications Holdings, Inc.	13,300	961,191
Northrop Grumman Corp.	19,400	1,176,222
Precision Castparts Corp.	2,900	369,315
Raytheon Co.	22,797	1,042,051
United Technologies Corp.	26,510	1,888,307
		6,535,663

Airlines (0.5%)
Southwest Airlines Co.	40,800	533,256
UAL Corp. (NON) (S)	17,400	411,162
US Airways Group, Inc. (NON) (S)	26,000	240,500
		1,184,918

Automotive (0.8%)
Ford Motor Co. (NON) (S)	81,200	993,888
Lear Corp. (NON)	7,300	576,189
TRW Automotive Holdings Corp. (NON)	14,796	614,922
		2,184,999

Banking (6.5%)
Bank of America Corp.	271,542	3,559,916
Bond Street Holdings, LLC 144A Class A (F)(NON)	46,942	962,311
Citigroup, Inc. (NON)	159,300	621,270
Fifth Third Bancorp	27,600	332,028
First Southern Bancorp, Inc. Class B (F)(NON)	19,890	189,950
JPMorgan Chase & Co.	165,027	6,282,578
NBH Holdings Corp. 144A Class A (NON)	27,300	532,350
PNC Financial Services Group, Inc.	18,200	944,762
Regions Financial Corp.	36,200	263,174
Wells Fargo & Co.	128,558	3,230,663
		16,919,002

Beverage (2.6%)
Coca-Cola Co. (The)	59,200	3,464,384
Dr. Pepper Snapple Group, Inc.	13,300	472,416
Molson Coors Brewing Co. Class B	10,100	476,922
PepsiCo, Inc.	35,320	2,346,661
		6,760,383

Biotechnology (1.0%)
Amgen, Inc. (NON)	42,030	2,316,273
Dendreon Corp. (NON)	9,300	382,974
		2,699,247

Broadcasting (0.2%)
DISH Network Corp. Class A	25,600	490,496
		490,496

Cable television (1.9%)
Comcast Corp. Class A	121,470	2,196,178
DIRECTV Class A (NON)	41,707	1,736,262
IAC/InterActiveCorp. (NON)	9,800	257,446
Time Warner Cable, Inc.	11,100	599,289
		4,789,175

Chemicals (2.4%)
Albemarle Corp.	11,242	526,238
Celanese Corp. Ser. A	12,400	398,040
Dow Chemical Co. (The)	42,101	1,156,093
E.I. du Pont de Nemours & Co.	36,100	1,610,782
Huntsman Corp.	57,979	670,237
Lubrizol Corp. (The)	7,800	826,566
PPG Industries, Inc.	9,600	698,880
W.R. Grace & Co. (NON)	15,563	434,830
		6,321,666

Communications equipment (3.1%)
Cisco Systems, Inc. (NON)	140,041	3,066,898
Corning, Inc.	28,100	513,668
Harris Corp.	20,000	885,800
Motorola, Inc. (NON)	80,600	687,518
Nokia Corp. ADR (Finland)	77,400	776,322
Qualcomm, Inc.	46,700	2,107,104
		8,037,310

Computers (7.4%)
Apple, Inc. (NON)	24,317	6,899,949
EMC Corp. (NON)	68,400	1,389,204
Hewlett-Packard Co.	80,370	3,381,166
IBM Corp.	46,720	6,267,021
Lexmark International, Inc. Class A (NON)	13,600	606,832
Seagate Technology (NON)	34,600	407,588
		18,951,760

Conglomerates (1.8%)
General Electric Co.	172,320	2,800,200
SPX Corp.	6,300	398,664
Tyco International, Ltd.	37,000	1,359,010
		4,557,874

Consumer finance (0.5%)
Capital One Financial Corp.	20,900	826,595
SLM Corp. (NON)	41,600	480,480
		1,307,075

Consumer goods (3.0%)
Colgate-Palmolive Co.	12,600	968,436
Estee Lauder Cos., Inc. (The) Class A	6,600	417,318
Kimberly-Clark Corp.	23,100	1,502,655
Newell Rubbermaid, Inc.	59,200	1,054,352
Procter & Gamble Co. (The)	65,150	3,907,046
		7,849,807

Consumer services (0.4%)
Avis Budget Group, Inc. (NON)	81,000	943,650
		943,650

Containers (0.2%)
Crown Holdings, Inc. (NON)	18,400	527,344
		527,344

Electric utilities (2.5%)
AES Corp. (The) (NON)	113,100	1,283,685
Ameren Corp.	45,372	1,288,565
CMS Energy Corp. (S)	34,800	627,096
Edison International	50,050	1,721,220
Entergy Corp.	5,700	436,221
Integrys Energy Group, Inc.	11,600	603,896
PPL Corp.	14,608	397,776
		6,358,459

Electrical equipment (0.4%)
Emerson Electric Co.	19,200	1,011,072
		1,011,072

Electronics (2.9%)
Advanced Micro Devices, Inc. (NON) (S)	47,400	337,014
Garmin, Ltd. (S)	16,500	500,775
Intel Corp.	134,520	2,586,820
Micron Technology, Inc. (NON) (S)	33,400	240,814
SanDisk Corp. (NON)	11,600	425,140
Sensata Technologies Holding NV (Netherlands) (NON)	40,200	794,352
Texas Instruments, Inc.	71,400	1,937,796
Tyco Electronics, Ltd. (Switzerland)	18,400	537,648
		7,360,359

Energy (oil field) (1.8%)
National Oilwell Varco, Inc.	24,600	1,093,962
Niska Gas Storage Partners, LLC (Unit)	21,400	415,160
Noble Corp. (Switzerland)	19,200	648,768
Schlumberger, Ltd.	32,784	2,019,822
Transocean, Ltd. (Switzerland) (NON)	5,084	326,850
		4,504,562

Energy (other) (0.2%)
First Solar, Inc. (NON) (S)	4,000	589,400
		589,400

Engineering and construction (0.3%)
Shaw Group, Inc. (NON)	19,600	657,776
		657,776

Financial (0.8%)
Assurant, Inc.	17,100	695,970
CME Group, Inc.	5,400	1,406,430
		2,102,400

Food (0.2%)
Kellogg Co.	10,100	510,151
		510,151

Forest products and packaging (0.9%)
International Paper Co.	26,200	569,850
MeadWestvaco Corp.	24,320	592,922
Sealed Air Corp.	23,700	532,776
Weyerhaeuser Co.	38,500	606,760
		2,302,308

Health-care services (4.3%)
Aetna, Inc.	63,900	2,019,879
Cardinal Health, Inc.	25,600	845,824
CIGNA Corp.	14,700	525,966
Community Health Systems, Inc. (NON)	16,000	495,520
Lincare Holdings, Inc.	18,300	459,147
McKesson Corp.	33,180	2,049,860
Omnicare, Inc.	39,100	933,708
UnitedHealth Group, Inc.	43,400	1,523,774
WellPoint, Inc. (NON)	37,200	2,107,008
		10,960,686

Household furniture and appliances (0.2%)
Whirlpool Corp.	5,200	420,992
		420,992

Insurance (4.2%)
ACE, Ltd.	30,120	1,754,490
Aflac, Inc.	14,500	749,795
Assured Guaranty, Ltd. (Bermuda)	27,800	475,658
Berkshire Hathaway, Inc. Class B (NON)	19,730	1,631,276
Hartford Financial Services Group, Inc. (The)	28,313	649,783
Lincoln National Corp.	30,098	719,944
MetLife, Inc.	26,600	1,022,770
Progressive Corp. (The)	32,000	667,840
Prudential Financial, Inc.	20,200	1,094,436
RenaissanceRe Holdings, Ltd.	8,600	515,656
Travelers Cos., Inc. (The)	28,490	1,484,329
		10,765,977

Investment banking/Brokerage (1.7%)
BlackRock, Inc.	1,600	272,400
Goldman Sachs Group, Inc. (The)	18,920	2,735,454
Morgan Stanley	54,700	1,349,996
		4,357,850

Lodging/Tourism (0.3%)
Wyndham Worldwide Corp.	24,300	667,521
		667,521

Machinery (1.6%)
AGCO Corp. (NON)	14,000	546,140
CNH Global NV (Netherlands) (NON)	20,100	736,464
Cummins, Inc.	5,200	471,016
International Mining Machinery Holdings, Ltd. (China)
(NON)	85,500	80,774
Parker Hannifin Corp.	21,500	1,506,290
Timken Co.	19,100	732,676
		4,073,360

Manufacturing (0.7%)
Eaton Corp.	6,600	544,434
Ingersoll-Rand PLC	36,300	1,296,273
		1,840,707

Media (1.1%)
Interpublic Group of Companies, Inc. (The) (NON)	62,100	622,863
News Corp. Class A	37,900	494,974
Time Warner, Inc.	52,000	1,593,800
		2,711,637

Medical technology (0.9%)
Baxter International, Inc.	15,300	729,963
Medtronic, Inc.	49,490	1,661,874
		2,391,837

Metals (0.8%)
Cliffs Natural Resources, Inc. (S)	7,500	479,400
Freeport-McMoRan Copper & Gold, Inc. Class B	16,300	1,391,857
Vedanta Resources PLC (United Kingdom)	7,534	256,337
		2,127,594

Natural gas utilities (0.6%)
Atmos Energy Corp.	19,000	555,750
NiSource, Inc.	55,910	972,834
		1,528,584

Office equipment and supplies (0.2%)

Avery Dennison Corp.	13,100	486,272
		486,272

Oil and gas (8.9%)
Apache Corp.	23,900	2,336,464
BP PLC ADR (United Kingdom)	10,750	442,578
Chesapeake Energy Corp.	18,800	425,820
Chevron Corp.	80,240	6,503,452
Cimarex Energy Co.	7,500	496,350
ConocoPhillips	20,200	1,160,086
El Paso Pipeline Partners, LP (Units)	27,954	896,485
Exxon Mobil Corp.	93,193	5,758,395
Hess Corp.	14,400	851,328
Marathon Oil Corp.	27,400	906,940
Occidental Petroleum Corp.	27,772	2,174,548
QEP Resources, Inc.	15,700	473,198
Seadrill, Ltd. (Norway) (S)	14,200	411,658
		22,837,302

Pharmaceuticals (6.5%)
Abbott Laboratories	67,210	3,511,050
Allergan, Inc.	8,000	532,240
GlaxoSmithKline PLC ADR (United Kingdom) (S)	9,800	387,296
Johnson & Johnson	96,560	5,982,858
Novartis AG ADR (Switzerland) (S)	10,400	599,768
Pfizer, Inc.	278,701	4,785,296
Somaxon Pharmaceuticals, Inc. (NON) (S)	92,658	360,440
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	8,700	458,925
		16,617,873

Publishing (0.7%)
Gannett Co., Inc.	42,400	518,552
New York Times Co. (The) Class A (NON)	41,400	320,436
R. R. Donnelley & Sons Co.	60,900	1,032,864
		1,871,852

Real estate (0.9%)
Annaly Capital Management, Inc. (R)	28,900	508,640
Apollo Commercial Real Estate Finance, Inc. (R)	22,774	365,978
CBL & Associates Properties, Inc. (R)	46,499	607,277
HCP, Inc. (R)	16,282	585,826
Terreno Realty Corp. (NON)(R)	13,226	240,978
		2,308,699

Regional Bells (2.9%)
AT&T, Inc.	148,420	4,244,812
Qwest Communications International, Inc.	113,600	712,272
Verizon Communications, Inc.	76,490	2,492,809
		7,449,893

Restaurants (0.8%)
Domino's Pizza, Inc. (NON)	43,600	576,392
McDonald's Corp.	21,530	1,604,200
		2,180,592

Retail (6.0%)
AnnTaylor Stores Corp. (NON)	24,300	491,832
Best Buy Co., Inc.	9,600	391,968
CVS Caremark Corp.	63,180	1,988,275
Home Depot, Inc. (The)	41,300	1,308,384
Kroger Co. (The)	24,000	519,840
Limited Brands, Inc.	29,500	790,010
Lowe's Cos., Inc.	19,200	427,968
Macy's, Inc.	76,534	1,767,170
OfficeMax, Inc. (NON)	29,000	379,610
Ross Stores, Inc.	9,200	502,504
Safeway, Inc.	39,500	835,820
SUPERVALU, Inc.	36,100	416,233
Target Corp.	33,000	1,763,520
TJX Cos., Inc. (The)	12,200	544,486
Wal-Mart Stores, Inc.	62,800	3,361,056
		15,488,676

Schools (0.3%)
Apollo Group, Inc. Class A (NON)	9,800	503,230
Career Education Corp. (NON)	16,000	343,520
		846,750

Semiconductor (0.4%)
KLA-Tencor Corp.	15,800	556,634
Novellus Systems, Inc. (NON)	19,300	512,994
		1,069,628

Shipping (0.5%)
Ryder System, Inc.	18,800	804,076
Scorpio Tankers, Inc. (Monaco) (NON)	35,745	403,561
		1,207,637

Software (4.1%)
BMC Software, Inc. (NON)	12,600	514,958
CA, Inc.	32,800	692,736
Mantech International Corp. Class A (NON)	3,400	134,640
Microsoft Corp.	227,150	5,562,904
Oracle Corp.	134,530	3,612,131
		10,517,369

Technology services (2.1%)
Accenture PLC Class A	34,876	1,481,881
Check Point Software Technologies, Ltd. (Israel) (NON)
(S)	13,600	502,248
Google, Inc. Class A (NON)	5,906	3,105,316
Unisys Corp. (NON)	15,080	420,732
		5,510,177

Telecommunications (0.8%)
Iridium Communications, Inc. (NON) (S)	170,461	1,455,737
Sprint Nextel Corp. (NON)	143,000	662,090
		2,117,827

Textiles (0.4%)
Hanesbrands, Inc. (NON)	15,100	390,486
VF Corp.	8,200	664,364
		1,054,850

Tobacco (1.6%)
Philip Morris International, Inc.	71,280	3,993,106
		3,993,106

Toys (0.2%)
Hasbro, Inc.	11,200	498,512
		498,512

Trucks and parts (0.3%)
Autoliv, Inc. (Sweden) (S)	10,400	679,432
		679,432

Waste Management (0.4%)
IESI-BFC, Ltd. (Canada)	44,740	1,024,099
		1,024,099
Total common stocks (cost $223,280,109)		$255,064,147

CONVERTIBLE PREFERRED STOCKS (0.2%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	8,107	$470,855

Total convertible preferred stocks (cost $405,350)		$470,855

PREFERRED STOCKS (--%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired
12/17/09, cost $34,000) (F)(RES)(NON)	34	$34,000

Total preferred stocks (cost $34,000)		$34,000

SHORT-TERM INVESTMENTS (3.5%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	7,818,863	$7,818,863
Putnam Money Market Liquidity Fund 0.15% (e)	1,162,048	1,162,048

Total short-term investments (cost $8,980,911)		$8,980,911

TOTAL INVESTMENTS

Total investments (cost $232,700,370) (b)		$264,549,913

Key to holding's abbreviations

ADR American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $257,034,686.

(b) The aggregate identified cost on a tax basis is $237,257,346, resulting in gross unrealized appreciation and depreciation of $35,766,093 and $8,473,526, respectively, or net unrealized appreciation of $27,292,567.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $34,000, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $7,546,367. The fund received cash collateral of $7,818,863 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $431 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $18,098,865 and $17,989,762, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$10,751,568	$--	$--

	Capital goods	16,835,725	--	--

	Communication services	14,356,895	--	--

	Conglomerates	4,557,874	--	--

	Consumer cyclicals	21,629,367	--	--

	Consumer staples	26,844,607	--	--

	Energy	27,931,264	--	--

	Financial	36,076,392	532,350	1,152,261

	Health care	32,669,643	--	--

	Technology	51,446,603	--	--

	Transportation	2,392,555	--	--

	Utilities and power	7,887,043	--	--

Total common stocks		253,379,536	532,350	1,152,261

Convertible preferred stocks		--	470,855	--

Preferred stocks		--	--	34,000

Short-term investments		1,162,048	7,818,863	--

Totals by level		$254,541,584	$8,822,068	$1,186,261

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Multi-Cap Value Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (98.5%)(a)
	Shares	Value

Aerospace and defense (2.0%)
BE Aerospace, Inc. (NON)	12,610	$382,209
Northrop Grumman Corp.	6,590	399,552
		781,761

Airlines (0.4%)
US Airways Group, Inc. (NON) (S)	16,950	156,788
		156,788

Banking (6.7%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	5,520	113,160
Comerica, Inc.	5,110	189,837
First Horizon National Corp.	26,647	304,042
Huntington Bancshares, Inc.	57,280	324,778
JPMorgan Chase & Co.	17,230	655,946
People's United Financial, Inc.	16,210	212,189
SunTrust Banks, Inc.	19,550	504,977
SVB Financial Group (NON)	9,370	396,538
		2,701,467

Biotechnology (1.4%)
Viropharma, Inc. (NON)	38,608	575,645
		575,645

Building materials (0.8%)
Masco Corp.	29,540	325,235
		325,235

Chemicals (1.2%)
Huntsman Corp.	40,000	462,400
		462,400

Coal (1.5%)
James River Coal Co. (NON)	23,320	408,800
Walter Energy, Inc.	2,250	182,903
		591,703

Commercial and consumer services (0.7%)
Healthcare Services Group, Inc.	12,850	292,852
		292,852

Communications equipment (0.9%)
ARRIS Group, Inc. (NON)	12,450	121,637
Tellabs, Inc. (S)	34,000	253,300
		374,937

Computers (6.1%)
Brocade Communications Systems, Inc. (NON)	73,103	426,922
Hewlett-Packard Co.	19,190	807,323
Polycom, Inc. (NON)	15,479	422,267
Silicon Graphics International Corp. (NON)	19,523	151,498
Xerox Corp.	61,030	631,661
		2,439,671

Conglomerates (1.5%)
AMETEK, Inc.	12,320	588,526
		588,526

Construction (0.6%)
USG Corp. (NON) (S)	16,890	222,779
		222,779

Consumer finance (0.5%)
Discover Financial Services	12,020	200,494
		200,494

Consumer goods (4.2%)
Alberto-Culver Co.	13,860	521,829
Church & Dwight Co., Inc.	8,340	541,600
Newell Rubbermaid, Inc.	35,236	627,553
		1,690,982

Consumer services (1.8%)
Avis Budget Group, Inc. (NON)	45,870	534,386

Hertz Global Holdings, Inc. (NON)	17,430	184,584
		718,970

Containers (1.9%)
Silgan Holdings, Inc.	23,570	747,169
		747,169

Electric utilities (3.5%)
Ameren Corp.	14,320	406,688
DTE Energy Co.	8,800	404,184
Great Plains Energy, Inc.	18,290	345,681
Progress Energy, Inc.	5,740	254,971
		1,411,524

Electronics (0.9%)
Cognex Corp.	9,380	251,572
Jabil Circuit, Inc.	7,120	102,599
		354,171

Energy (oil field) (1.9%)
Helix Energy Solutions Group, Inc. (NON)	38,410	427,887
National Oilwell Varco, Inc.	7,780	345,977
		773,864

Financial (0.5%)
MGIC Investment Corp. (NON) (S)	22,326	206,069
		206,069

Food (1.6%)
Mead Johnson Nutrition Co. Class A	10,980	624,872
		624,872

Forest products and packaging (0.6%)
Louisiana-Pacific Corp. (NON)	31,760	240,423
		240,423

Health-care services (6.1%)
Aetna, Inc.	18,220	575,934
AmerisourceBergen Corp.	10,560	323,770
Coventry Health Care, Inc. (NON)	9,460	203,674
Humana, Inc. (NON)	6,690	336,106
Lincare Holdings, Inc.	28,195	707,413
Mednax, Inc. (NON)	5,900	314,470
		2,461,367

Insurance (9.6%)
Aflac, Inc.	11,230	580,703
Assured Guaranty, Ltd. (Bermuda)	23,120	395,583
Employers Holdings, Inc.	8,430	132,941
Fidelity National Financial, Inc. Class A	21,300	334,623
Hanover Insurance Group, Inc. (The)	12,570	590,790
Hartford Financial Services Group, Inc. (The)	20,486	470,154
HCC Insurance Holdings, Inc.	14,810	386,393
Marsh & McLennan Cos., Inc.	16,020	386,402
XL Group PLC	27,040	585,686
		3,863,275

Investment banking/Brokerage (2.6%)
Ameriprise Financial, Inc.	12,778	604,783
E*Trade Financial Corp. (NON)	23,471	341,268
Invesco, Ltd.	5,210	110,608
		1,056,659

Manufacturing (1.1%)
Ingersoll-Rand PLC	12,280	438,519
		438,519

Medical technology (4.7%)
Boston Scientific Corp. (NON)	72,650	445,345
Cooper Cos., Inc. (The)	7,640	353,121
Covidien PLC (Ireland)	13,366	537,180
Medtronic, Inc.	11,400	382,812
Merit Medical Systems, Inc. (NON)	11,510	182,894
		1,901,352

Metals (1.9%)
Freeport-McMoRan Copper & Gold, Inc. Class B	4,690	400,479
U.S. Steel Corp. (S)	7,970	349,405
		749,884

Natural gas utilities (0.7%)
National Fuel Gas Co.	5,300	274,593
		274,593

Office equipment and supplies (0.3%)
ACCO Brands Corp. (NON)		21,130	121,498
			121,498

Oil and gas (6.3%)
Apache Corp.		4,145	405,215
Cabot Oil & Gas Corp. Class A		8,800	264,968
Newfield Exploration Co. (NON)		6,528	374,968
Petrohawk Energy Corp. (NON)		26,430	426,580
Pioneer Natural Resources Co.		6,399	416,127
QEP Resources, Inc.		12,090	364,393
Swift Energy Co. (NON)		9,210	258,617
			2,510,868

Pharmaceuticals (2.2%)
Akorn, Inc. (NON)		49,670	200,667
Jazz Pharmaceuticals, Inc. (NON)		8,706	93,415
Pfizer, Inc.		34,750	596,658
			890,740

Real estate (1.6%)
Chimera Investment Corp. (R)		102,543	405,045
Host Marriott Corp. (R)		17,854	258,526
			663,571

Restaurants (1.3%)
Domino's Pizza, Inc. (NON)		38,600	510,292
			510,292

Retail (7.5%)
Big Lots, Inc. (NON)		9,210	306,233
Jo-Ann Stores, Inc. (NON)		7,380	328,779
Macy's, Inc.		10,018	231,316
OfficeMax, Inc. (NON)		30,510	399,376
RadioShack Corp.		11,330	241,669
Ross Stores, Inc.		3,880	211,926
Staples, Inc.		14,730	308,152
SUPERVALU, Inc.		17,380	200,391
Talbots, Inc. (The) (NON)		52,780	691,418
Urban Outfitters, Inc. (NON)		2,290	71,998
			2,991,258

Schools (2.1%)
Apollo Group, Inc. Class A (NON)		10,020	514,527
Career Education Corp. (NON)		15,060	323,338
			837,865

Semiconductor (2.3%)
Atmel Corp. (NON)		60,390	480,704
Cymer, Inc. (NON)		11,578	429,312
			910,016

Shipping (1.7%)
Genco Shipping & Trading, Ltd. (NON) (S)		23,960	381,922
Nordic American Tanker Shipping (Bermuda) (S)		10,770	288,205
			670,127

Technology services (1.6%)
Unisys Corp. (NON)		23,280	649,512
			649,512

Textiles (1.6%)
Hanesbrands, Inc. (NON)		24,360	629,950
			629,950

Toys (0.9%)
Mattel, Inc.		14,620	342,985
			342,985

Trucks and parts (1.2%)
Autoliv, Inc. (Sweden)		7,380	482,128
			482,128
Total common stocks (cost $33,777,408)			$39,438,761

PURCHASED OPTIONS OUTSTANDING (0.8%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Assured Guaranty, Ltd. (Call)	Oct-10/17.5	17,940	$8,364
Avis Budget Group, Inc. (Call)	Dec-10/12.5	53,032	49,486
Avis Budget Group, Inc. (Call)	Nov-10/12.5	29,750	20,614
Brocade Communications Systems, Inc. (Call)	Oct-10/6	62,583	9,387
Domino's Pizza, Inc. (Call)	Dec-10/12.5	44,833	59,554

Genco Shipping & Trading, Ltd. (Call)	Dec-10/18	36,841	21,604
Talbots, Inc. (Call)	Dec-10/12	47,950	93,023
Talbots, Inc. (Call)	Jan-11/14	60,200	74,654
United States Steel Corp. (Call)	Oct-10/55	11,480	623

Total purchased options outstanding (cost $395,710)			$337,309

U.S. TREASURY OBLIGATIONS (0.1%)(a)
		Principal amount	Value

U.S. Treasury Bonds 2 3/4s, February 15, 2019 (i)		$56,000	$58,300

Total U.S. treasury obligations (cost $58,300)			$58,300

SHORT-TERM INVESTMENTS (7.1%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.15% (e)		1,116,620	$1,116,620
Putnam Cash Collateral Pool, LLC 0.22% (d)		1,619,925	1,619,925
U.S. Treasury Bills, for an effective yield of zero%,
September 22, 2011 (i)		$110,000	109,736
U.S. Treasury Bills, for an effective yield of 0.26%,
December 16, 2010		10,000	9,997

Total short-term investments (cost $2,856,275)			$2,856,278

TOTAL INVESTMENTS

Total investments (cost $37,087,693) (b)			$42,690,648

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $60,406) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Avis Budget Group, Inc. (Call)	53,032	Dec-10/15	$15,708
Domino's Pizza, Inc. (Call)	44,833	Dec-10/15	11,937
Talbots, Inc. (Call)	47,950	Dec-10/15	29,237

Total			$56,882

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $40,056,672.

(b) The aggregate identified cost on a tax basis is $38,384,222, resulting in gross unrealized appreciation and depreciation of $5,534,928 and $1,228,502, respectively, or net unrealized appreciation of $4,306,426.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,566,539. The fund received cash collateral of $1,619,925 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,116 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $19,983,735 and $19,433,435, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $2,187,225 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund did not have any activity on futures contracts during the reporting period. The fund had an average contract amount of approximately 400,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 400,000 on written options contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,675,486	$--	$--

Capital goods	2,571,075	--	--

Conglomerates	588,526	--	--

Consumer cyclicals	4,381,889	--	--

Consumer staples	4,583,372	--	--

Energy	3,876,435	--	--

Financial	8,578,375	--	113,160

Health care	5,829,104	--	--

Technology	4,728,307	--	--

Transportation	826,915	--	--

Utilities and power	1,686,117	--	--

Total common stocks	39,325,601	--	113,160

Purchased options outstanding	--	337,309	--

U.S. Treasury Obligations	--	58,300

Short-term investments	1,116,620	1,739,658	--

Totals by level	$40,442,221	$2,135,267	$113,160

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(56,882)	$--

Totals by level	$--	$(56,882)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$337,309	$56,882

Total	$337,309	$56,882

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund

The fund's portfolio
9/30/10 (Unaudited)

REPURCHASE AGREEMENTS (37.0%)(a)
			Principal amount	Value

Interest in $86,500,000 joint tri-party repurchase
agreement dated September 30, 2010 with Banc
of America Securities, LLC due October 1, 2010 --
maturity value of $6,500,058 for an effective yield
of 0.32% (collateralized by various corporate bonds and
notes with coupon rates ranging from zero % to 6.15%
and due dates ranging from March 1, 2013 to
September 30, 2015, valued at $90,825,000)			$6,500,000	$6,500,000
Interest in $387,233,000 joint tri-party repurchase
agreement dated September 30, 2010 with Banc
of America Securities, LLC due October 1, 2010 --
maturity value of $35,233,274 for an effective yield
of 0.28% (collateralized by various mortgage backed
securities with coupon rates ranging from 3.92% to
6.00% and due dates ranging from June 1, 2023 to
September 1, 2040, valued at $394,977,661)			35,233,000	35,233,000
Interest in $100,000,000 joint tri-party repurchase
agreement dated September 30, 2010 with Citigroup
Global Markets, Inc. due October 1, 2010 -- maturity
value of $5,800,056 for an effective yield of 0.35%
(collateralized by various corporate bonds and notes
and various foreign government bonds and notes with
coupon rates that range from zero % to 7.50% and due
dates ranging from a bond that matures on
November 15, 2010 to a perpetual bond that does not
have a predetermined maturity date, valued
at $105,000,000)			5,800,000	5,800,000
Interest in $425,000,000 joint tri-party repurchase
agreement dated September 30, 2010 with Citigroup
Global Markets, Inc. due October 1, 2010 -- maturity
value of $13,000,108 for an effective yield of 0.30%
(collateralized by various mortgaged backed securities
with coupon rates ranging from 2.683% to 6.50% and due
dates ranging from September 1, 2013 to June 1, 2040,
valued at $433,500,000)			13,000,000	13,000,000
Interest in $63,000,000 joint tri-party repurchase
agreement dated September 30, 2010 with Deutsche Bank
Securities, Inc. due October 1, 2010 -- maturity value
of $3,000,025 for an effective yield of 0.30%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 7.25% and due
dates ranging from July 28, 2011 to May 27, 2040,
valued at $66,150,001)			3,000,000	3,000,000
Interest in $398,327,000 joint tri-party repurchase
agreement dated September 30, 2010 with Goldman Sachs
& Co. due October 1, 2010 -- maturity value
of $35,000,272 for an effective yield of 0.28%
(collateralized by various mortgage backed securities
with coupon rates ranging from 3.50% to 8.00% and due
dates ranging from November 1, 2018 to
November 1, 2047, valued at $406,293,540)			35,000,000	35,000,000
Interest in $486,000,000 joint tri-party repurchase
agreement dated September 30, 2010 with JPMorgan
Securities, Inc. due October 1, 2010 -- maturity value
of $15,000,167 for an effective yield of 0.40%
(collateralized by various mortgaged backed securities
with coupon rates ranging from 3.50% to 12.50% and due
dates ranging from March 1, 2011 to August 5, 2050,
valued at $495,721,493)			15,000,000	15,000,000
Interest in $87,500,000 joint tri-party repurchase
agreement dated September 30, 2010 with JPMorgan
Securities, Inc. due October 1, 2010 -- maturity value
of $6,500,063 for an effective yield of 0.35%
(collateralized by various corporate bonds and notes
with coupon rates ranging from zero % to 7.75% and due
dates ranging from March 1, 2011 to
September 15, 2040, valued at $91,875,827)			6,500,000	6,500,000

Total repurchase agreements (cost $120,033,000)				$120,033,000

ASSET-BACKED COMMERCIAL PAPER (19.4%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization	0.240	10/18/10	$2,000,000	$1,999,773
Alpine Securitization	0.240	10/5/10	990,000	989,974
Bryant Park Funding, LLC	0.280	11/15/10	1,001,000	1,000,650
Bryant Park Funding, LLC	0.270	10/25/10	1,001,000	1,000,820
Bryant Park Funding, LLC	0.255	10/21/10	2,000,000	1,999,717
Bryant Park Funding, LLC	0.240	10/26/10	400,000	399,933
Bryant Park Funding, LLC	0.240	10/12/10	500,000	499,963
Fairway Finance, LLC	0.250	11/2/10	1,400,000	1,399,689
Falcon Asset Securitization Co., LLC	0.240	10/6/10	3,919,000	3,918,869
FCAR Owner Trust I	0.270	11/3/10	4,600,000	4,598,860
Gotham Funding Corp.	0.260	10/15/10	2,165,000	2,164,781
Gotham Funding Corp.	0.250	10/6/10	700,000	699,975
Jupiter Securitization Corp.	0.230	10/15/10	1,600,000	1,599,857
Liberty Street Funding, LLC	0.260	11/8/10	1,900,000	1,899,479
Liberty Street Funding, LLC	0.240	10/1/10	3,000,000	3,000,000
Manhattan Asset Funding Co., LLC	0.270	11/16/10	1,300,000	1,299,552
Manhattan Asset Funding Co., LLC	0.270	10/12/10	1,700,000	1,699,860
Old Line Funding Corp.	0.250	11/2/10	4,800,000	4,798,933
Sheffield Receivables (United Kingdom)	0.250	10/28/10	2,400,000	2,399,550
Sheffield Receivables (United Kingdom)	0.250	10/12/10	2,500,000	2,499,809
Starbird Funding Corp.	0.270	11/19/10	740,000	739,728
Starbird Funding Corp.	0.260	10/22/10	600,000	599,909
Starbird Funding Corp.	0.260	10/12/10	3,500,000	3,499,722
Straight-A Funding, LLC	0.270	11/16/10	1,000,000	999,655
Straight-A Funding, LLC	0.260	11/15/10	1,250,000	1,249,594
Straight-A Funding, LLC	0.250	12/15/10	900,000	899,531
Straight-A Funding, LLC	0.250	11/17/10	1,200,000	1,199,608
Straight-A Funding, LLC	0.240	10/20/10	1,500,000	1,499,810
Straight-A Funding, LLC	0.230	10/21/10	1,411,000	1,410,820
Straight-A Funding, LLC	0.210	10/25/10	2,300,000	2,299,678
Thunder Bay Funding, Inc.	0.260	11/18/10	975,000	974,662
Thunder Bay Funding, Inc.	0.260	11/9/10	2,241,000	2,240,379
Variable Funding Capital Co., LLC	0.240	10/8/10	3,500,000	3,499,837
Victory Receivables Corp.	0.260	10/5/10	1,900,000	1,899,945

Total asset-backed commercial paper (cost $62,882,922)				$62,882,922

U.S. TREASURY OBLIGATIONS (10.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

U.S. Treasury Bills	0.230	7/28/11	$13,000,000	$12,975,408
U.S. Treasury Bills	0.195	5/5/11	3,000,000	2,996,535
U.S. Treasury Bills	0.159	11/18/10	1,500,000	1,499,686
U.S. Treasury Bills	0.101	10/14/10	3,000,000	2,999,892
U.S. Treasury Notes (k)	1.000	9/30/11	4,750,000	4,783,081
U.S. Treasury Notes (k)	1.000	8/31/11	2,000,000	2,012,735
U.S. Treasury Notes (k)	1.000	7/31/11	5,000,000	5,029,918

Total U.S. treasury obligations (cost $32,297,255)				$32,297,255

CORPORATE BONDS AND NOTES (8.6%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Commonwealth Bank of Australia 144A sr. unsec. notes
FRN (Australia)	0.493	6/28/11	$3,600,000	$3,600,000
JPMorgan Chase Bank NA sr. notes FRN	0.258	6/21/11	4,600,000	4,600,000
National Australia Bank, Ltd. 144A sr. unsec. notes
FRN (Australia)	0.286	1/27/11	3,600,000	3,600,000
Nordea Bank AB 144A FRN (Sweden)	0.392	6/20/11	3,800,000	3,800,000
Rabobank Nederland NV 144A sr. unsec. unsub. notes FRN
(Netherlands)	0.446	6/16/11	2,000,000	2,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.697	5/15/14	3,600,000	3,600,000
Svenska Handelsbanken AB 144A FRN (Sweden)	0.556	2/11/11	3,800,000	3,800,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia)	0.308	7/1/11	2,400,000	2,400,000
Westpac Banking Corp. sr. unsec. notes FRN, MTN
(Australia)	0.558	5/27/11	500,000	500,000
Total corporate bonds and notes (cost $27,900,000)				$27,900,000

CERTIFICATES OF DEPOSIT (8.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Bank of Montreal (Canada)	0.240	10/4/10	$3,500,000	$3,500,000
DnB NOR Bank ASA/New York FRN (Norway)	0.575	10/19/10	5,000,000	5,000,000
Lloyds TSB Bank PLC/New York, NY FRN (United Kingdom)	0.758	5/6/11	2,400,000	2,400,000
Royal Bank of Canada/New York, NY FRN (Canada)	0.258	11/4/10	3,400,000	3,400,000
Svenska Handelsbanken/New York, NY	0.270	12/1/10	1,100,000	1,100,000
Toronto Dominion Bank/NY FRN (Canada)	0.256	10/29/10	3,700,000	3,700,000
Toronto Dominion Bank/NY FRN (Canada)	0.258	2/4/11	3,700,000	3,700,000
Westpac Banking Corp./NY FRN (Australia)	0.298	11/3/10	800,000	800,000
Westpac Banking Corp./NY FRN (Australia)	0.318	10/21/10	3,000,000	3,000,000

Total certificates of deposit (cost $26,600,000)				$26,600,000

U.S. GOVERNMENT AGENCY OBLIGATIONS (8.0%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Fannie Mae discount notes	0.190	12/15/10	$450,000	$449,822
Fannie Mae discount notes	0.185	12/8/10	2,000,000	1,999,301
Fannie Mae discount notes	0.180	12/22/10	4,400,000	4,398,196
Fannie Mae discount notes	0.180	11/10/10	350,000	349,930
Fannie Mae discount notes	0.170	11/3/10	1,000,000	999,844
Federal Farm Credit Bank FRB	0.256	11/26/10	3,400,000	3,400,000
Federal Farm Credit Bank FRB, Ser. 1	0.266	2/28/11	3,300,000	3,300,000
Federal Home Loan Bank	0.180	11/15/10	315,000	314,929
Federal Home Loan Bank unsec. bonds FRB, Ser. 1	0.228	11/8/10	2,800,000	2,800,000
Federal Home Loan Bank unsec. bonds FRB, Ser. 2	0.202	11/19/10	3,000,000	2,999,919
Federal Home Loan Mortgage Corp.	0.190	12/27/10	1,000,000	999,541
Federal Home Loan Mortgage Corp.	0.190	12/20/10	2,000,000	1,999,156
Federal Home Loan Mortgage Corp.	0.180	11/10/10	2,000,000	1,999,600

Total U.S. government agency obligations (cost $26,010,238)				$26,010,238

MUNICIPAL BONDS AND NOTES (3.7%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Colorado Housing & Finance Authority VRDN (Single
Family) Class I, Ser. C-1 (Fannie Mae (LOC)), (Freddie
Mac (LOC)) (M)	0.260	11/1/36	$1,500,000	$1,500,000
Colorado Housing & Finance Authority VRDN (Single
Family) Ser. B2 (Fannie Mae (LOC)), (Freddie Mac
(LOC)) (M)	0.250	11/1/30	3,250,000	3,250,000
Denton, Texas Independent School District VRDN, Ser.
05-A (M)	0.290	8/1/35	5,250,000	5,250,000
Houston, Independent School District VRDN
(Schoolhouse), PSFG (M)	0.280	6/15/31	855,000	855,000
Oklahoma State Turnpike Authority VRDN Ser. B (M)	0.300	1/1/28	1,000,000	1,000,000

Total municipal bonds and notes (cost $11,855,000)				$11,855,000

COMMERCIAL PAPER (3.2%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Australia & New Zealand Banking Group, Ltd. 144A FRN
(Australia)	0.306	11/23/10	$4,000,000	$4,000,000
Commonwealth Bank of Australia (Australia)	0.260	11/30/10	1,500,000	1,499,350
DnB NOR Bank ASA 144A FRN (Norway)	0.348	3/1/11	2,000,000	2,000,000
Nordea North America, Inc. (Sweden)	0.255	12/17/10	1,100,000	1,099,400
Sumitomo Mitsui Banking Corp. (Japan)	0.250	10/1/10	1,800,000	1,800,000

Total commercial paper (cost $10,398,750)				$10,398,750

BANKERS ACCEPTANCES (0.5%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

US Bank, NA/Cincinnati, OH notes	0.220	10/4/10	$1,750,000	$1,750,000

Total bankers acceptances (cost $1,750,000)				$1,750,000

TOTAL INVESTMENTS

Total investments (cost $319,727,165) (b)				$319,727,165

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
LOC	Letter of Credit
PSFG	Permanent School Fund Guaranteed
VRDN	Variable Rate Demand Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $324,203,833.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $11,979 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $133,925,246 and $157,815,670, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(k) The rates shown are the current interest rates at the close of the reporting period.

(M) The security's effective maturity date is less than one year.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB, FRN and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	79.9%
Australia	6.1
Canada	5.6
Sweden	2.7
United Kingdom	2.3
Norway	2.2
Netherlands	0.6
Japan	0.6

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$62,882,922	$--

Bankers acceptances	--	1,750,000	--

Certificates of deposit	--	26,600,000	--

Commercial paper	--	10,398,750	--

Corporate bonds and notes	--	27,900,000	--

Municipal bonds and notes	--	11,855,000	--

Repurchase agreements	--	120,033,000	--

U.S. Government agency obligations	--	26,010,238	--

U.S. Treasury obligations	--	32,297,255	--

Totals by level	$--	$319,727,165	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (97.7%)(a)
	Shares	Value

Advertising and marketing services (0.8%)
Omnicom Group, Inc.	157,000	$6,198,360
		6,198,360

Aerospace and defense (2.7%)
Goodrich Corp.	59,500	4,386,935
L-3 Communications Holdings, Inc.	14,400	1,040,688
MTU Aero Engines Holding AG (Germany)	40,487	2,315,362
Northrop Grumman Corp.	60,900	3,692,367
Precision Castparts Corp.	41,412	5,273,818
TransDigm Group, Inc.	46,000	2,854,300
		19,563,470

Automotive (0.4%)
Lear Corp. (NON)	42,000	3,315,060
		3,315,060

Banking (1.8%)
JPMorgan Chase & Co.	110,900	4,221,963
PNC Financial Services Group, Inc.	117,700	6,109,807
SVB Financial Group (NON) (S)	76,100	3,220,552
		13,552,322

Beverage (1.6%)
Coca-Cola Co. (The)	99,000	5,793,480
Coca-Cola Enterprises	182,500	5,657,500
		11,450,980

Biotechnology (2.2%)
Alexion Pharmaceuticals, Inc. (NON)	33,500	2,156,060
Amgen, Inc. (NON)	39,150	2,157,557
Amylin Pharmaceuticals, Inc. (NON) (S)	72,700	1,515,795
BioMarin Pharmaceuticals, Inc. (NON)	88,600	1,980,210
Dendreon Corp. (NON)	78,300	3,224,394
Genzyme Corp. (NON)	28,521	2,019,002
Human Genome Sciences, Inc. (NON)	102,800	3,062,412
		16,115,430

Building materials (0.2%)
Masco Corp.	120,290	1,324,393
		1,324,393

Cable television (0.7%)
DIRECTV Class A (NON)	131,200	5,461,856
		5,461,856

Chemicals (2.8%)
Agrium, Inc. (Canada)	52,400	3,929,476
Albemarle Corp.	77,000	3,604,370
Celanese Corp. Ser. A	114,700	3,681,870
CF Industries Holdings, Inc.	32,900	3,141,950
Cytec Industries, Inc.	26,000	1,465,880
Huntsman Corp.	386,346	4,466,160
		20,289,706

Coal (1.1%)
Alpha Natural Resources, Inc. (NON)	133,200	5,481,180
Walter Energy, Inc.	33,075	2,688,667
		8,169,847

Combined utilities (0.6%)
El Paso Corp.	365,600	4,526,128
		4,526,128

Commercial and consumer services (2.5%)
Expedia, Inc.	94,200	2,657,382
Mastercard, Inc. Class A	21,600	4,838,400
Priceline.com, Inc. (NON)	12,585	4,383,859
Visa, Inc. Class A	86,300	6,408,638
		18,288,279

Communications equipment (3.4%)
Cisco Systems, Inc. (NON)	532,319	11,657,786
Nokia Corp. ADR (Finland) (S)	111,800	1,121,354
Qualcomm, Inc.	273,800	12,353,856
		25,132,996

Computers (8.7%)
Apple, Inc. (NON)	105,577	29,957,474
Brocade Communications Systems, Inc. (NON)	212,300	1,239,832
EMC Corp. (NON)	218,900	4,445,859
Hewlett-Packard Co.	211,367	8,892,210
IBM Corp.	63,345	8,497,098
Polycom, Inc. (NON)	156,559	4,270,930
Quest Software, Inc. (NON)	127,200	3,127,848
SMART Technologies, Inc. Class A (Canada) (NON) (S)	64,728	877,064
Xerox Corp.	202,600	2,096,910
		63,405,225

Conglomerates (0.7%)
3M Co.	56,600	4,907,786
		4,907,786

Consumer goods (2.7%)
Colgate-Palmolive Co.	70,200	5,395,572
Estee Lauder Cos., Inc. (The) Class A	41,900	2,649,337
Fortune Brands, Inc.	53,914	2,654,186
Newell Rubbermaid, Inc.	156,300	2,783,703
Procter & Gamble Co. (The)	101,300	6,074,961
		19,557,759

Consumer services (1.3%)
Avis Budget Group, Inc. (NON)	450,800	5,251,820
WebMD Health Corp. (NON)	80,600	4,019,522
		9,271,342

Electric utilities (0.9%)
AES Corp. (The) (NON)	420,800	4,776,080
EnerNOC, Inc. (NON) (S)	57,000	1,790,370
		6,566,450

Electrical equipment (1.6%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	83,901	1,174,614
Emerson Electric Co.	151,200	7,962,192
GrafTech International, Ltd. (NON)	165,100	2,580,513
		11,717,319

Electronics (4.5%)
Altera Corp.	78,200	2,358,512
Cavium Networks, Inc. (NON) (S)	74,600	2,145,496
Elster Group SE ADR (Germany) (NON)	79,200	1,029,600
Intel Corp.	130,507	2,509,650
Jabil Circuit, Inc.	233,638	3,366,724
Marvell Technology Group, Ltd. (NON)	331,000	5,795,810
Sensata Technologies Holding NV (Netherlands) (NON)	206,000	4,070,560
Silicon Laboratories, Inc. (NON) (S)	53,219	1,950,476
Texas Instruments, Inc.	300,200	8,147,428
Trimble Navigation, Ltd. (NON)	40,000	1,401,600
		32,775,856

Energy (oil field) (1.6%)
Dril-Quip, Inc. (NON)	21,600	1,341,576
National Oilwell Varco, Inc.	108,000	4,802,760
Schlumberger, Ltd.	83,600	5,150,596
TETRA Technologies, Inc. (NON)	47,700	486,540
		11,781,472

Energy (other) (0.6%)
First Solar, Inc. (NON) (S)	27,476	4,048,589
		4,048,589

Engineering and construction (0.4%)
Shaw Group, Inc. (NON)	84,000	2,819,040
		2,819,040

Financial (1.7%)
AerCap Holdings NV (Netherlands) (NON)	176,760	2,091,071
Assurant, Inc.	90,800	3,695,560
CME Group, Inc.	14,000	3,646,300
IntercontinentalExchange, Inc. (NON)	28,100	2,942,632
		12,375,563

Food (0.2%)
Corn Products International, Inc.	48,200	1,807,500
		1,807,500

Gaming and lottery (0.5%)
Las Vegas Sands Corp. (NON) (S)	111,092	3,871,556
		3,871,556

Health-care services (4.4%)
Aetna, Inc.	247,000	7,807,670
Cerner Corp. (NON)	20,200	1,696,598
Express Scripts, Inc. (NON)	125,900	6,131,330
HealthSouth Corp. (NON)	255,200	4,899,840
Lincare Holdings, Inc.	132,450	3,323,171
McKesson Corp.	67,700	4,182,506
Universal Health Services, Inc. Class B	98,000	3,808,280
		31,849,395

Insurance (2.7%)
Aflac, Inc.	217,600	11,252,096
Assured Guaranty, Ltd. (Bermuda)	70,500	1,206,255
Hartford Financial Services Group, Inc. (The)	204,200	4,686,390
Progressive Corp. (The)	120,500	2,514,835
		19,659,576

Investment banking/Brokerage (0.9%)
Goldman Sachs Group, Inc. (The)	22,971	3,321,147
Waddell & Reed Financial, Inc. Class A	119,700	3,274,992
		6,596,139

Lodging/Tourism (0.2%)
Wyndham Worldwide Corp.	66,233	1,819,421
		1,819,421

Machinery (2.8%)
AGCO Corp. (NON)	76,800	2,995,968
Bucyrus International, Inc. Class A	65,200	4,521,620
Cummins, Inc.	24,300	2,201,094
Lincoln Electric Holdings, Inc.	42,400	2,451,568
Parker Hannifin Corp.	69,800	4,890,188
Timken Co.	83,800	3,214,568
		20,275,006

Manufacturing (0.5%)
Ingersoll-Rand PLC	99,500	3,553,145
		3,553,145

Media (0.9%)
Dolby Laboratories, Inc. Class A (NON)	29,800	1,692,938
Time Warner, Inc.	149,900	4,594,435
		6,287,373

Medical technology (5.1%)
Baxter International, Inc.	145,376	6,935,889
Bruker Corp. (NON)	181,490	2,546,305
Covidien PLC (Ireland)	251,200	10,095,728
Hospira, Inc. (NON)	59,900	3,414,899
Medtronic, Inc.	136,800	4,593,744
St. Jude Medical, Inc. (NON)	67,850	2,669,219
Thermo Fisher Scientific, Inc. (NON)	153,400	7,344,792
		37,600,576

Metals (2.3%)
Carpenter Technology Corp.	34,100	1,149,511
Cliffs Natural Resources, Inc. (S)	63,187	4,038,913
Freeport-McMoRan Copper & Gold, Inc. Class B	28,000	2,390,920
Goldcorp, Inc. (Canada)	73,400	3,194,368
Teck Resources Limited Class B (Canada)	112,100	4,614,036
Vedanta Resources PLC (United Kingdom)	40,744	1,386,276
		16,774,024

Office equipment and supplies (0.3%)
Avery Dennison Corp.	56,000	2,078,720
		2,078,720

Oil and gas (3.3%)
Anadarko Petroleum Corp.	57,900	3,303,195
Brigham Exploration Co. (NON)	103,500	1,940,625
El Paso Pipeline Partners, LP (Units)	73,224	2,348,294
EOG Resources, Inc.	47,400	4,406,778
Occidental Petroleum Corp.	53,900	4,220,370
Oil States International, Inc. (NON)	74,619	3,473,514
Petrohawk Energy Corp. (NON)	106,400	1,717,296
QEP Resources, Inc.	76,400	2,302,696
Warren Resources, Inc. (NON)	195,822	777,413
		24,490,181

Pharmaceuticals (1.9%)
Abbott Laboratories	131,600	6,874,784
Johnson & Johnson	41,325	2,560,497
Shire PLC ADR (Ireland)	23,300	1,567,624
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	60,400	3,186,100
		14,189,005

Railroads (0.7%)
Kansas City Southern (NON)	133,292	4,986,454
		4,986,454

Restaurants (0.9%)
McDonald's Corp.	54,100	4,030,991
Panera Bread Co. Class A (NON)	27,578	2,443,687
		6,474,678

Retail (8.7%)
Amazon.com, Inc. (NON)	52,600	8,261,356
Bed Bath & Beyond, Inc. (NON)	68,898	2,990,862
Big Lots, Inc. (NON)	61,300	2,038,225
Coach, Inc.	74,500	3,200,520
Costco Wholesale Corp.	104,600	6,745,654
CVS Caremark Corp.	201,400	6,338,058
Dick's Sporting Goods, Inc. (NON)	90,700	2,543,228
Guess ?, Inc.	63,500	2,580,005
Iconix Brand Group, Inc. (NON)	164,700	2,882,250
Kohl's Corp. (NON)	80,100	4,219,668
Nordstrom, Inc.	134,900	5,018,280
O'Reilly Automotive, Inc. (NON)	75,600	4,021,920
Steven Madden, Ltd. (NON)	81,791	3,358,338
Talbots, Inc. (The) (NON)	73,082	957,374
Urban Outfitters, Inc. (NON)	121,300	3,813,672
Wal-Mart Stores, Inc.	91,000	4,870,320
		63,839,730

Schools (0.5%)
Apollo Group, Inc. Class A (NON)	64,800	3,327,480
		3,327,480

Semiconductor (1.0%)
KLA-Tencor Corp.	109,700	3,864,731
Lam Research Corp. (NON)	88,400	3,699,540
		7,564,271

Shipping (0.6%)
United Parcel Service, Inc. Class B	67,000	4,468,230
		4,468,230

Software (4.0%)
BMC Software, Inc. (NON)	144,600	5,853,408
Microsoft Corp.	343,991	8,424,340
Oracle Corp.	381,150	10,233,878
Red Hat, Inc. (NON)	51,651	2,117,691
VMware, Inc. Class A (NON)	30,150	2,560,941
		29,190,258

Technology services (4.8%)
Baidu, Inc. ADR (China) (NON)	33,757	3,464,143
Check Point Software Technologies, Ltd. (Israel) (NON)
(S)	108,700	4,014,291
Cognizant Technology Solutions Corp. (NON)	57,200	3,687,684
Google, Inc. Class A (NON)	25,076	13,184,706
Salesforce.com, Inc. (NON)	52,104	5,825,227
Unisys Corp. (NON)	65,880	1,838,052
VeriSign, Inc. (NON)	46,400	1,472,736
Western Union Co. (The)	107,700	1,903,059
		35,389,898

Telecommunications (2.1%)
ADTRAN, Inc.	129,800	4,581,940
American Tower Corp. Class A (NON)	37,423	1,918,303
Aruba Networks, Inc. (NON)	122,900	2,622,686
Iridium Communications, Inc. (NON) (S)	270,900	2,313,486
NII Holdings, Inc. (NON)	90,200	3,707,220
		15,143,635

Textiles (0.9%)
Hanesbrands, Inc. (NON)	68,600	1,773,996
VF Corp.	55,200	4,472,304
		6,246,300

Tobacco (1.3%)
Philip Morris International, Inc.	175,540	9,833,751
		9,833,751

Toys (0.4%)
Hasbro, Inc.	61,300	2,728,463
		2,728,463

Trucks and parts (0.3%)
Autoliv, Inc. (Sweden)	30,100	1,966,433

				1,966,433

Total common stocks (cost $639,329,752)				$714,626,426

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Hartford Financial Services Group, Inc. (The)	6/26/19	$9.79	38,700	$557,280
JPMorgan Chase & Co. (W)	10/28/18	42.42	76,800	896,256

Total warrants (cost $1,494,517)				$1,453,536

SHORT-TERM INVESTMENTS (7.7%)(a)
			Principal amount/shares	Value

U.S. Treasury Bills for and effective yield of 0.24%,
November 18, 2010 (SEG)			$260,000	$259,918
U.S. Treasury Bills for and effective yield of 0.26%,
March 10, 2011 (SEG) (SEGSF)			488,000	487,605
U.S. Treasury Bills for and effective yield of 0.27%,
December 16, 2010 (SEG)			350,000	349,906
U.S. Treasury Bills for and effective yield of 0.23%,
July 28, 2011 (SEG) (SEGSF)			4,384,000	4,375,583
Putnam Cash Collateral Pool, LLC 0.22% (d)			23,127,087	23,127,087
Putnam Money Market Liquidity Fund 0.15% (e)			27,351,143	27,351,143

Total short-term investments (cost $55,951,022)				$55,951,242

TOTAL INVESTMENTS

Total investments (cost $696,775,291) (b)				$772,031,204

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $2,852,541) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Sell	10/20/10	$3,045,133	$2,852,541	$(192,592)

Total						$(192,592)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

			Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /			premium	Termination	received (paid) by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
	baskets	16,581	$--	9/17/11	(1 month USD-	A basket	$(2,173)
					LIBOR-BBA plus 60	(GSGLPMIN)
					bp)	of common stocks

	baskets	10,678	--	9/29/11	(1 month USD-	A basket	756
					LIBOR-BBA plus	(GSCBPBNK)
					35 bp)	of common stocks

Total							$(1,417)

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $731,230,936.

(b) The aggregate identified cost on a tax basis is $696,775,291, resulting in gross unrealized appreciation and depreciation of $99,004,476 and $23,748,563, respectively, or net unrealized appreciation of $75,255,913.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $22,556,596. The fund received cash collateral of $23,127,087 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $8,753 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $161,253,540 and $143,213,285, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $195,486 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR and ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $900,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,500,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $194,009 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $308,568.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$37,063,730	$--	$--

Capital goods	61,973,133	--	--

Communication services	20,605,491	--	--

Conglomerates	4,907,786	--	--

Consumer cyclicals	100,835,223	--	--

Consumer staples	74,807,202	--	--

Energy	48,490,089	--	--

Financial	52,183,600	--	--

Health care	99,754,406	--	--

Technology	193,458,504	--	--

Transportation	9,454,684	--	--

Utilities and power	11,092,578	--	--

Total common stocks	714,626,426	--	--

Warrants	1,453,536	--	--

Short-term investments	27,351,143	28,600,099	--

Totals by level	$743,431,105	$28,600,099	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(192,592)	$--

Total return swap contracts	--	(1,417)	--

Totals by level	$--	$(194,009)	$--

At the start of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$192,592

Equity contracts	1,454,292	2,173

Total	$1,454,292	$194,765

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Advertising and marketing services (0.2%)
Omnicom Group, Inc.	4,200	$165,793
		165,793

Aerospace and defense (2.5%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil)	2,300	65,297
Goodrich Corp.	2,977	219,494
L-3 Communications Holdings, Inc.	1,400	101,178
Northrop Grumman Corp.	5,231	317,156
Precision Castparts Corp.	2,699	343,718
Raytheon Co.	2,249	102,802
United Technologies Corp.	6,529	465,061
		1,614,706

Agriculture (0.1%)
Archer Daniels Midland Co.	3,149	100,516
		100,516

Airlines (0.1%)
US Airways Group, Inc. (NON) (S)	8,327	77,025
		77,025

Automotive (0.6%)
Ford Motor Co. (NON) (S)	21,251	260,112
Johnson Controls, Inc.	4,000	122,000
		382,112

Banking (7.4%)
Bank of America Corp.	61,927	811,863
Bank of New York Mellon Corp. (The)	7,487	195,635
BB&T Corp.	4,300	103,544
Bond Street Holdings, LLC 144A Class A (F)(NON)	15,796	323,818
Citigroup, Inc. (NON)	139,520	544,128
Comerica, Inc.	1,100	40,865
Fifth Third Bancorp	5,000	60,150
First Horizon National Corp.	1,442	16,453
Hudson City Bancorp, Inc.	3,000	36,780
Huntington Bancshares, Inc.	4,500	25,515
JPMorgan Chase & Co.	24,558	934,923
KeyCorp	5,500	43,780
M&T Bank Corp.	500	40,905
Marshall & Ilsley Corp.	3,300	23,232
Northern Trust Corp.	1,500	72,360
People's United Financial, Inc.	2,300	30,107
PNC Financial Services Group, Inc.	3,200	166,112
Regions Financial Corp.	7,500	54,525
State Street Corp.	3,100	116,746
SunTrust Banks, Inc.	3,145	81,235
U.S. Bancorp	11,832	255,808
Wells Fargo & Co.	32,159	808,156
Zions Bancorp.	900	19,224
		4,805,864

Beverage (2.8%)
Coca-Cola Co. (The)	15,365	899,160
Coca-Cola Enterprises	11,992	371,752
PepsiCo, Inc.	8,016	532,583
		1,803,495

Biotechnology (1.9%)
Amgen, Inc. (NON)	7,356	405,389
Auxilium Pharmaceuticals, Inc. (NON)	3,039	75,306
Celgene Corp. (NON)	2,872	165,456
Dendreon Corp. (NON)	3,435	141,453
Genzyme Corp. (NON)	4,246	300,574
Ironwood Pharmaceuticals, Inc. (NON)	11,366	115,706
		1,203,884

Broadcasting (0.1%)
CBS Corp. Class B	700	11,102
Discovery Communications, Inc. Class A (NON)	1,400	60,970
		72,072

Cable television (1.3%)
Comcast Corp. Class A	21,392	386,767
DIRECTV Class A (NON)	7,961	331,416
Scripps Networks Interactive Class A	600	28,548
Time Warner Cable, Inc.	1,309	70,673

		817,404

Chemicals (1.8%)
Air Products & Chemicals, Inc.	1,300	107,666
Albemarle Corp.	2,900	135,749
Celanese Corp. Ser. A	3,700	118,770
CF Industries Holdings, Inc.	1,300	124,150
Dow Chemical Co. (The)	10,260	281,740
E.I. du Pont de Nemours & Co.	4,528	202,039
FMC Corp.	8	547
Huntsman Corp.	7,200	83,232
Monsanto Co.	1,742	83,494
		1,137,387

Coal (0.3%)
Arch Coal, Inc.	2,700	72,117
Walter Energy, Inc.	1,600	130,064
		202,181

Combined utilities (0.3%)
El Paso Corp.	17,641	218,396
		218,396

Commercial and consumer services (1.5%)
Alliance Data Systems Corp. (NON) (S)	1,500	97,890
Automatic Data Processing, Inc.	1,637	68,803
Dun & Bradstreet Corp. (The)	400	29,656
Expedia, Inc.	3,118	87,959
Mastercard, Inc. Class A	675	151,200
Monster Worldwide, Inc. (NON)	300	3,888
Moody's Corp.	800	19,984
Paychex, Inc.	1,128	31,009
Priceline.com, Inc. (NON)	700	243,838
Visa, Inc. Class A	2,983	221,518
		955,745

Communications equipment (2.9%)
Cisco Systems, Inc. (NON)	36,468	798,649
Corning, Inc.	9,500	173,660
Harris Corp.	3,400	150,586
Motorola, Inc. (NON)	15,700	133,921
Qualcomm, Inc.	13,756	620,671
		1,877,487

Computers (6.0%)
Apple, Inc. (NON)	5,600	1,589,000
Compuware Corp. (NON)	1,400	11,942
EMC Corp. (NON)	12,316	250,138
Hewlett-Packard Co.	23,672	995,881
IBM Corp.	5,549	744,343
Seagate Technology (NON)	12,300	144,894
Teradata Corp. (NON)	1,000	38,560
Xerox Corp.	8,988	93,026
		3,867,784

Conglomerates (1.6%)
General Electric Co.	36,500	593,125
Tyco International, Ltd.	12,335	453,065
		1,046,190

Consumer finance (0.8%)
American Express Co.	7,800	327,834
Capital One Financial Corp.	2,800	110,740
Discover Financial Services	5,500	91,740
SLM Corp. (NON)	1,200	13,860
		544,174

Consumer goods (2.7%)
Avon Products, Inc.	7,500	240,825
Estee Lauder Cos., Inc. (The) Class A	3,616	228,640
Newell Rubbermaid, Inc.	22,930	408,383
Procter & Gamble Co. (The)	14,235	853,673
		1,731,521

Consumer services (0.3%)
Avis Budget Group, Inc. (NON)	7,857	91,534
Hertz Global Holdings, Inc. (NON)	10,283	108,897
		200,431

Containers (0.1%)
Crown Holdings, Inc. (NON)	2,831	81,136
		81,136

Electric utilities (3.7%)
AES Corp. (The) (NON)	25,900	293,965
Ameren Corp.	12,500	355,000

American Electric Power Co., Inc.	9,108	329,983
CMS Energy Corp. (S)	14,001	252,298
Edison International	7,385	253,970
Entergy Corp.	3,400	260,202
Great Plains Energy, Inc.	6,164	116,500
PG&E Corp.	7,200	327,024
PPL Corp.	7,800	212,394
		2,401,336

Electrical equipment (0.5%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	7,432	104,048
Emerson Electric Co.	3,800	200,108
		304,156

Electronics (1.4%)
Agilent Technologies, Inc. (NON)	2,400	80,088
Broadcom Corp. Class A	2,641	93,465
Intel Corp.	10,400	199,992
MEMC Electronic Materials, Inc. (NON)	7,492	89,305
Sensata Technologies Holding NV (Netherlands) (NON)	747	14,761
Texas Instruments, Inc.	14,719	399,474
		877,085

Energy (oil field) (1.9%)
National Oilwell Varco, Inc.	9,100	404,677
Schlumberger, Ltd.	13,227	814,915
		1,219,592

Energy (other) (0.7%)
First Solar, Inc. (NON) (S)	3,147	463,710
		463,710

Engineering and construction (0.2%)
Fluor Corp.	1,746	86,479
Shaw Group, Inc. (NON)	1,321	44,333
		130,812

Financial (0.4%)
CME Group, Inc.	643	167,469
IntercontinentalExchange, Inc. (NON)	650	68,068
Nasdaq OMX Group, Inc. (The) (NON)	300	5,829
NYSE Euronext	700	19,999
		261,365

Food (0.9%)
Kellogg Co.	4,300	217,193
Kraft Foods, Inc. Class A	9,300	286,998
Mead Johnson Nutrition Co. Class A	1,350	76,829
		581,020

Forest products and packaging (0.1%)
International Paper Co.	4,431	96,374
		96,374

Health-care services (1.9%)
Aetna, Inc.	10,800	341,388
AmerisourceBergen Corp.	2,273	69,690
CIGNA Corp.	4,300	153,854
Express Scripts, Inc. (NON)	3,158	153,795
McKesson Corp.	2,657	164,149
Omnicare, Inc.	1,778	42,459
WellPoint, Inc. (NON)	5,300	300,192
		1,225,527

Insurance (3.7%)
Aflac, Inc.	7,300	377,483
Allstate Corp. (The)	3,900	123,045
Assured Guaranty, Ltd. (Bermuda)	12,950	221,575
Berkshire Hathaway, Inc. Class B (NON)	6,125	506,415
Chubb Corp. (The)	500	28,749
Hartford Financial Services Group, Inc. (The)	10,700	245,565
Marsh & McLennan Cos., Inc.	4,100	98,892
MetLife, Inc.	6,300	242,235
Progressive Corp. (The)	5,000	104,350
Prudential Financial, Inc.	4,500	243,810
XL Group PLC	9,200	199,272
		2,391,391

Investment banking/Brokerage (1.7%)
Ameriprise Financial, Inc.	1,172	55,471
BlackRock, Inc.	51	8,683
Charles Schwab Corp. (The)	5,611	77,993
Franklin Resources, Inc.	1,122	119,942
Goldman Sachs Group, Inc. (The)	3,178	459,475
Invesco, Ltd.	3,625	76,959
Morgan Stanley	8,628	212,939

T. Rowe Price Group, Inc.	1,867	93,471
		1,104,933

Lodging/Tourism (0.5%)
Wyndham Worldwide Corp.	12,022	330,244
		330,244

Machinery (1.9%)
Bucyrus International, Inc. Class A	4,450	308,608
Cummins, Inc.	855	77,446
Deere & Co.	2,135	148,980
Joy Global, Inc.	2,500	175,800
Parker Hannifin Corp.	7,251	508,005
		1,218,839

Manufacturing (1.7%)
Cooper Industries PLC Class A	5,100	249,543
Eaton Corp.	2,800	230,972
Illinois Tool Works, Inc.	3,100	145,762
Ingersoll-Rand PLC	14,200	507,082
		1,133,359

Media (1.5%)
Interpublic Group of Companies, Inc. (The) (NON)	8,501	85,265
News Corp. Class A	10,200	133,212
Time Warner, Inc.	11,133	341,226
Viacom, Inc. Class B	3,700	133,903
Walt Disney Co. (The)	9,297	307,824
		1,001,430

Medical technology (2.3%)
Baxter International, Inc.	7,000	333,970
Becton, Dickinson and Co.	455	33,716
Boston Scientific Corp. (NON)	15,700	96,241
Covidien PLC (Ireland)	3,989	160,318
Hospira, Inc. (NON)	2,000	114,020
Life Technologies Corp. (NON)	2,297	107,247
Medtronic, Inc.	9,464	317,801
St. Jude Medical, Inc. (NON)	3,698	145,479
Thermo Fisher Scientific, Inc. (NON)	4,400	210,672
		1,519,464

Metals (0.8%)
Cliffs Natural Resources, Inc. (S)	2,200	140,624
Freeport-McMoRan Copper & Gold, Inc. Class B	3,198	273,077
U.S. Steel Corp. (S)	1,880	82,419
		496,120

Oil and gas (8.0%)
Apache Corp.	6,063	592,719
Chevron Corp.	16,480	1,335,704
EOG Resources, Inc.	4,410	409,998
Exxon Mobil Corp.	25,641	1,584,357
Hess Corp.	7,100	419,752
Occidental Petroleum Corp.	8,071	631,959
Petrohawk Energy Corp. (NON)	14,389	232,238
		5,206,727

Pharmaceuticals (5.2%)
Abbott Laboratories	13,455	702,889
Johnson & Johnson	10,963	679,267
Merck & Co., Inc.	21,335	785,341
Pfizer, Inc.	68,718	1,179,888
Somaxon Pharmaceuticals, Inc. (NON) (S)	9,111	35,442
		3,382,827

Publishing (0.3%)
Gannett Co., Inc.	1,445	17,672
McGraw-Hill Cos., Inc. (The)	1,900	62,814
R. R. Donnelley & Sons Co.	6,800	115,328
		195,814

Railroads (0.2%)
CSX Corp.	1,100	60,852
Norfolk Southern Corp.	1,000	59,510
		120,362

Real estate (1.4%)
Digital Realty Trust, Inc. (R)	3,400	209,780
Equity Residential Trust (R)	4,185	199,080
HCP, Inc. (R)	5,655	203,467
ProLogis (R)	8,515	100,307
Simon Property Group, Inc. (R)	2,148	199,206
		911,840

Regional Bells (2.7%)

AT&T, Inc.	36,539	1,045,015
Verizon Communications, Inc.	20,800	677,872
		1,722,887

Restaurants (0.7%)
McDonald's Corp.	6,045	450,413
		450,413

Retail (6.4%)
Amazon.com, Inc. (NON)	2,355	369,876
Bed Bath & Beyond, Inc. (NON)	7,400	321,234
Best Buy Co., Inc.	900	36,945
Big Lots, Inc. (NON)	3,375	112,219
CarMax, Inc. (NON)	1,300	36,218
Coach, Inc.	3,332	143,143
Costco Wholesale Corp.	3,700	238,613
CVS Caremark Corp.	11,376	358,003
Dick's Sporting Goods, Inc. (NON)	1,445	40,518
Dollar General Corp. (NON)	1,012	29,601
GameStop Corp. Class A (NON)	1,300	25,623
Home Depot, Inc. (The)	6,992	221,507
Limited Brands, Inc.	6,100	163,358
Lowe's Cos., Inc.	19,600	436,884
Macy's, Inc.	6,761	156,111
O'Reilly Automotive, Inc. (NON)	2,122	112,890
Office Depot, Inc. (NON)	12,100	55,660
OfficeMax, Inc. (NON)	3,100	40,579
Staples, Inc.	5,500	115,060
Target Corp.	6,085	325,182
Urban Outfitters, Inc. (NON)	4,306	135,381
Wal-Mart Stores, Inc.	11,248	601,993
Walgreen Co.	1,770	59,295
		4,135,893

Schools (0.8%)
Apollo Group, Inc. Class A (NON)	6,519	334,751
Career Education Corp. (NON)	7,221	155,035
		489,786

Semiconductor (0.9%)
Atmel Corp. (NON)	26,087	207,653
FormFactor, Inc. (NON)	15,634	134,452
KLA-Tencor Corp.	7,085	249,605
		591,710

Shipping (1.0%)
FedEx Corp.	2,429	207,680
United Parcel Service, Inc. Class B	6,658	444,022
		651,702

Software (3.8%)
Activision Blizzard, Inc.	2,600	28,132
Adobe Systems, Inc. (NON)	3,200	83,680
Akamai Technologies, Inc. (NON)	1,100	55,198
Autodesk, Inc. (NON)	1,400	44,758
BMC Software, Inc. (NON)	1,112	45,014
CA, Inc.	2,422	51,153
Citrix Systems, Inc. (NON)	1,100	75,064
Intuit, Inc. (NON)	1,900	83,239
Microsoft Corp.	46,014	1,126,883
Novell, Inc. (NON)	2,200	13,134
Oracle Corp.	28,228	757,922
Red Hat, Inc. (NON)	1,100	45,100
Symantec Corp. (NON)	5,000	75,850
		2,485,127

Staffing (--%)
Robert Half International, Inc.	600	15,600
		15,600

Technology services (2.0%)
Cognizant Technology Solutions Corp. (NON)	1,869	120,494
Computer Sciences Corp.	828	38,088
eBay, Inc. (NON)	4,245	103,578
Fidelity National Information Services, Inc.	1,500	40,695
Fiserv, Inc. (NON)	500	26,910
Google, Inc. Class A (NON)	1,459	767,128
Salesforce.com, Inc. (NON)	700	78,260
VeriSign, Inc. (NON)	1,100	34,914
Western Union Co. (The)	4,575	80,840
		1,290,907

Telecommunications (0.3%)
American Tower Corp. Class A (NON)	2,700	138,402
Sprint Nextel Corp. (NON)	10,825	50,120
		188,522

Textiles (0.3%)

Hanesbrands, Inc. (NON)		6,459	167,030
			167,030

Tobacco (1.5%)
Lorillard, Inc.		800	64,248
Philip Morris International, Inc.		16,800	941,136
			1,005,384

Toys (0.3%)
Hasbro, Inc.		4,350	193,619
			193,619

Waste Management (0.2%)
Republic Services, Inc.		3,210	97,873
Waste Management, Inc.		500	17,870
			115,743

Total common stocks (cost $58,558,174)			$62,983,953

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Aflac, Inc. (Call)	Nov-10/$55	2,382	$2,750

Total purchased options outstanding (cost $8,146)			$2,750

SHORT-TERM INVESTMENTS (4.9%)(a)

	Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.22% (d)		1,074,465	$1,074,465
Putnam Money Market Liquidity Fund 0.15% (e)		1,880,623	1,880,623
U.S. Treasury Bills with an effective yield of 0.26%,
December 16, 2010 (SEG)		$ 65,000	64,982
U.S. Treasury Bills with an effective yield of 0.21%,
March 10, 2011 (SEG)		185,000	184,850

Total short-term investments (cost $3,204,875)			$3,204,920

TOTAL INVESTMENTS

Total investments (cost $61,771,195)(b)			$66,191,623

FUTURES CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	4	$1,136,700	Dec-10	$6,035

Total				$6,035

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $2,143) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Aflac, Inc. (Call)	2,382	Nov-10/$65	$71

Total			$71

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

				Fixed payments	Total return
			Termination	received (paid) by	received by	Unrealized
Swap counterparty/Notional amount			date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
	Baskets	826	9/17/11	(1 month USD-	A basket	$(105)
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

Total						$(105)

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $64,888,836.

(b) The aggregate identified cost on a tax basis is $63,040,410, resulting in gross unrealized appreciation and depreciation of $5,880,422 and $2,729,209, respectively, or net unrealized appreciation of $3,151,213.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,037,680. The fund received cash collateral of $1,074,465 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,692 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $11,734,364 and $10,370,717, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $154,886 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 7 on futures contracts for the reporting period. The fund had an average contract amount of approximately 3,799 on both purchased options contracts and written options contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $100,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $105 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,830,397	$--	$--

Capital goods	4,598,751	--	--

Communication services	2,728,813	--	--

Conglomerates	1,046,190	--	--

Consumer cyclicals	6,943,841	--	--

Consumer staples	6,933,561	--	--

Energy	7,092,210	--	--

Financial	9,695,749	--	323,818

Health care	7,331,702	--	--

Technology	10,990,100	--	--

Transportation	849,089	--	--

Utilities and power	2,619,732	--	--

Total common stocks	62,660,135	--	323,818

Purchased options outstanding	--	2,750	--

Short-term investments	1,880,623	1,324,297	--

Totals by level	$64,540,758	$1,327,047	$323,818

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$ 6,035	$ -	$ -

Written options	--	(71)	--

Total return swap contracts	--	(105)	--

Totals by level	$6,035	$(176)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$ 8,785	$ 176

Total	$8,785	$176

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (94.1%)(a)
	Shares	Value

Aerospace and defense (0.2%)
Innovative Solutions & Support, Inc. (NON)	150,731	$737,075
		737,075

Airlines (1.0%)
Hawaiian Holdings, Inc. (NON)	115,939	694,475
SkyWest, Inc.	133,780	1,867,569
		2,562,044

Banking (11.6%)
Bancorp, Inc. (NON)	278,065	1,860,255
Bond Street Holdings, LLC 144A Class A (F)(NON)	30,129	617,645
Brookline Bancorp, Inc.	144,500	1,442,110
Columbia Banking Systems, Inc.	78,499	1,542,505
Danvers Bancorp, Inc.	81,310	1,246,482
ESSA Bancorp, Inc.	91,975	1,088,984
First Citizens BancShares, Inc. Class A	8,048	1,491,053
First Financial Bancorp	119,080	1,986,254
First Horizon National Corp.	1,686	19,237
First Midwest Bancorp, Inc.	78,253	902,257
First of Long Island Corp. (The)	64,828	1,619,403
Metro Bancorp, Inc. (NON)	152,518	1,584,662
Oritani Financial Corp.	176,658	1,763,047
PacWest Bancorp (S)	81,390	1,551,293
Popular, Inc. (Puerto Rico) (NON)	359,000	1,041,100
Provident Financial Services, Inc.	122,800	1,517,808
Provident New York Bancorp	148,000	1,241,720
Susquehanna Bancshares, Inc.	4,283	36,149
SVB Financial Group (NON)	38,695	1,637,572
Trustmark Corp.	83,539	1,816,138
United Financial Bancorp, Inc.	101,188	1,367,050
Washington Federal, Inc.	66,160	1,009,602
Whitney Holding Corp.	104,975	857,646
		29,239,972

Biotechnology (0.6%)
Viropharma, Inc. (NON)	101,421	1,512,187
		1,512,187

Chemicals (4.9%)
A. Schulman, Inc.	65,005	1,309,851
Innophos Holdings, Inc.	58,300	1,929,730
Koppers Holdings, Inc.	42,400	1,139,288
Kraton Performance Polymers, Inc. (NON) (S)	39,887	1,082,932
OM Group, Inc. (NON)	60,800	1,831,296
Omnova Solutions, Inc. (NON)	190,300	1,368,257
PolyOne Corp. (NON)	146,100	1,766,349
RPM International, Inc.	89,839	1,789,593
		12,217,296

Coal (0.7%)
James River Coal Co. (NON)	72,941	1,278,656
Penn Virginia Corp.	36,243	581,338
		1,859,994

Commercial and consumer services (3.0%)
Aaron's, Inc.	94,800	1,749,060
Alliance Data Systems Corp. (NON) (S)	21,098	1,376,855
Deluxe Corp.	106,700	2,041,171
Ennis Inc.	41,966	750,772
Schawk, Inc.	80,013	1,477,040
		7,394,898

Communications equipment (1.7%)
ARRIS Group, Inc. (NON)	72,521	708,530
Ceragon Networks, Ltd. (Israel) (NON)	194,900	1,927,561
Netgear, Inc. (NON)	55,900	1,509,859
		4,145,950

Components (1.2%)
Oplink Communications, Inc. (NON)	145,198	2,880,728
		2,880,728

Computers (2.3%)
Quantum Corp. (NON)	647,800	1,373,336
SMART Modular Technologies (WWH), Inc. (NON)	267,193	1,611,174
Smith Micro Software, Inc. (NON)	154,800	1,538,712
TeleCommunication Systems, Inc. Class A (NON)	293,500	1,147,585
		5,670,807

Consumer goods (0.5%)
Newell Rubbermaid, Inc.	72,988	1,299,916
		1,299,916

Consumer services (1.0%)
Geo Group, Inc. (The) (NON)	56,500	1,319,275
Stamps.com, Inc. (NON)	98,500	1,280,500
		2,599,775

Distribution (0.6%)
Spartan Stores, Inc.	98,085	1,422,233
		1,422,233

Electric utilities (4.8%)
Avista Corp.	121,531	2,537,567
CMS Energy Corp. (S)	110,600	1,993,012
Great Plains Energy, Inc.	92,075	1,740,218
UIL Holdings Corp.	77,438	2,180,654
UniSource Energy Corp.	105,234	3,517,973
		11,969,424

Electronics (1.3%)
EnerSys (NON)	70,886	1,770,023
MIPS Technologies, Inc. (NON)	8,311	80,866
TTM Technologies, Inc. (NON)	149,254	1,461,197
		3,312,086

Energy (oil field) (1.0%)
Helix Energy Solutions Group, Inc. (NON)	90,100	1,003,714
Tidewater, Inc. (S)	32,195	1,442,658
		2,446,372

Engineering and construction (0.6%)
EMCOR Group, Inc. (NON)	59,400	1,460,646
		1,460,646

Financial (0.6%)
NewStar Financial, Inc. (NON)	219,100	1,623,531
		1,623,531

Food (1.2%)
Ruddick Corp.	34,793	1,206,621
Weiss Markets, Inc.	42,743	1,672,534
		2,879,155

Forest products and packaging (1.8%)
Buckeye Technologies, Inc.	163,000	2,397,730
Louisiana-Pacific Corp. (NON)	119,725	906,318
Universal Forest Products, Inc.	40,192	1,175,616
		4,479,664

Health-care services (2.5%)
Addus HomeCare Corp. (NON)	91,109	363,525
AmSurg Corp. (NON)	65,600	1,146,688
Ensign Group, Inc. (The)	4,269	76,629
Health Management Associates, Inc. Class A (NON)	211,618	1,620,994
ISTA Pharmaceuticals, Inc. (NON)	49,936	204,738
Providence Service Corp. (The) (NON)	98,100	1,607,859
Triple-S Management Corp. Class B (Puerto Rico) (NON)	78,500	1,322,725
		6,343,158

Homebuilding (0.4%)
M/I Homes, Inc. (NON)	85,844	890,202
		890,202

Insurance (7.1%)
Allied World Assurance Company Holdings, Ltd.	43,600	2,467,324
American Equity Investment Life Holding Co.	129,176	1,322,762
Arch Capital Group, Ltd. (NON) (S)	25,646	2,149,135
Assured Guaranty, Ltd. (Bermuda)	55,795	954,652
Employers Holdings, Inc.	90,611	1,428,935
Hanover Insurance Group, Inc. (The)	60,890	2,861,830
HCC Insurance Holdings, Inc.	65,793	1,716,539
Horace Mann Educators Corp.	76,616	1,362,232
Infinity Property & Casualty Corp.	40,943	1,996,790
Reinsurance Group of America, Inc. Class A	29,195	1,409,827
		17,670,026

Investment banking/Brokerage (3.1%)
Cowen Group, Inc. (NON)	206,215	678,447
Duff & Phelps Corp. Class A	133,100	1,792,857
E*Trade Financial Corp. (NON)	74,278	1,080,002
Investment Technology Group, Inc. (NON)	68,890	979,616
SWS Group, Inc.	71,936	515,781

TradeStation Group, Inc. (NON)	260,426	1,713,603
Waddell & Reed Financial, Inc. Class A	36,243	991,608
		7,751,914

Machinery (2.4%)
Applied Industrial Technologies, Inc.	49,593	1,517,546
Cascade Corp.	51,829	1,648,162
DXP Enterprises, Inc. (NON)	82,639	1,568,488
H&E Equipment Services, Inc. (NON)	171,834	1,369,517
		6,103,713

Manufacturing (1.3%)
EnPro Industries, Inc. (NON)	15,743	492,441
Exide Technologies (NON)	251,000	1,202,290
General Cable Corp. (NON)	54,400	1,475,328
		3,170,059

Medical technology (1.4%)
Cutera, Inc. (NON)	147,495	1,194,710
Palomar Medical Technologies, Inc. (NON)	117,367	1,212,401
Vital Images, Inc. (NON)	77,600	1,026,648
		3,433,759

Metals (0.5%)
Horsehead Holding Corp. (NON)	118,072	1,165,371
		1,165,371

Natural gas utilities (2.2%)
Energen Corp.	51,493	2,354,260
Southwest Gas Corp.	94,431	3,171,937
		5,526,197

Oil and gas (4.1%)
Approach Resources, Inc. (NON)	106,613	1,191,933
Cabot Oil & Gas Corp. Class A	43,500	1,309,785
Petroquest Energy, Inc. (NON)	86,780	528,490
Pioneer Drilling Co. (NON)	198,896	1,268,956
Rex Energy Corp. (NON) (S)	127,031	1,625,997
Rosetta Resources, Inc. (NON) (S)	92,200	2,165,778
SM Energy Co.	56,501	2,116,527
		10,207,466

Pharmaceuticals (0.7%)
Questcor Pharmaceuticals, Inc. (NON) (S)	185,300	1,838,176
		1,838,176

Publishing (0.4%)
McClatchy Co. (The) Class A (NON) (S)	238,200	936,126
		936,126

Railroads (0.2%)
RailAmerica, Inc. (NON)	58,736	565,628
		565,628

Real estate (7.9%)
Apartment Investment & Management Co. Class A (R)	54,600	1,167,348
Chimera Investment Corp. (R)	451,025	1,781,549
Colony Financial, Inc. (R)	73,200	1,352,736
DCT Industrial Trust, Inc. (R)	206,618	989,700
Entertainment Properties Trust (R)	42,800	1,848,104
Essex Property Trust, Inc. (R)	7,298	798,693
Glimcher Realty Trust (R)	65,453	402,536
Government Properties Income Trust (R) (R)	55,000	1,468,500
Hudson Pacific Properties, Inc. (NON)(R)	29,842	488,514
LaSalle Hotel Properties (R)	40,293	942,453
MFA Financial, Inc. (R)	119,881	914,692
National Health Investors, Inc. (R)	30,841	1,358,854
National Retail Properties, Inc. (R)	21,646	543,531
One Liberty Properties, Inc. (R)	53,996	859,076
PS Business Parks, Inc. (R)	21,200	1,199,284
Retail Opportunity Investments Corp.(R)	127,431	1,219,515
Tanger Factory Outlet Centers, Inc. (R)	15,198	716,434
Taubman Centers, Inc. (R)	23,146	1,032,543
Winthrop Realty Trust (R)	51,267	633,660
		19,717,722

Restaurants (1.3%)
DineEquity, Inc. (NON) (S)	30,800	1,385,384
Domino's Pizza, Inc. (NON)	132,860	1,756,409
		3,141,793

Retail (6.5%)
Charming Shoppes, Inc. (NON)	287,300	1,011,296
Dress Barn, Inc. (NON)	52,536	1,247,730
Express, Inc. (NON) (S)	79,380	1,207,370
Gordmans Stores, Inc. (NON)	109,838	1,268,629

Haverty Furniture Cos., Inc.	31,100	339,301
Iconix Brand Group, Inc. (NON)	85,185	1,490,738
Jos. A. Bank Clothiers, Inc. (NON) (S)	25,814	1,099,935
Kenneth Cole Productions, Inc. Class A (NON)	83,321	1,388,961
Lithia Motors, Inc. Class A (S)	116,100	1,113,399
OfficeMax, Inc. (NON)	80,380	1,052,174
Pier 1 Imports, Inc. (NON)	110,846	907,829
Stage Stores, Inc.	101,735	1,322,555
Steven Madden, Ltd. (NON)	28,032	1,150,994
Talbots, Inc. (The) (NON)	122,042	1,598,750
		16,199,661

Schools (1.1%)
Career Education Corp. (NON)	49,341	1,059,351
Grand Canyon Education, Inc. (NON)	41,800	916,674
Lincoln Educational Services Corp. (NON)	55,193	795,331
		2,771,356

Semiconductor (1.9%)
Atmel Corp. (NON)	208,386	1,658,753
Cymer, Inc. (NON)	40,522	1,502,556
Ultra Clean Holdings, Inc. (NON)	197,645	1,703,700
		4,865,009

Shipping (1.0%)
Scorpio Tankers, Inc. (Monaco) (NON)	98,300	1,109,807
Wabash National Corp. (NON)	187,100	1,513,639
		2,623,446

Technology (0.4%)
Electro Scientific Industries, Inc. (NON)	100,700	1,118,777
		1,118,777

Technology services (1.5%)
BancTec, Inc. 144A (F)(NON)	152,299	837,645
CSG Systems International, Inc. (NON)	69,036	1,258,526
Web.com Group, Inc. (NON)	308,886	1,698,873
		3,795,044

Telecommunications (1.9%)
Cogent Communications Group, Inc. (NON)	172,000	1,628,840
Earthlink, Inc.	131,656	1,196,753
NTELOS Holdings Corp.	91,936	1,555,557
TeleNav, Inc. (NON)	87,534	463,055
		4,844,205

Textiles (0.8%)
Phillips-Van Heusen Corp.	32,043	1,927,707
		1,927,707

Toys (0.5%)
RC2 Corp. (NON)	55,407	1,160,777
		1,160,777

Trucks and parts (2.4%)
American Axle & Manufacturing Holdings, Inc. (NON)	115,300	1,040,006
ArvinMeritor, Inc. (NON)	119,400	1,855,476
Modine Manufacturing Co. (NON)	141,400	1,833,958
Tenneco Automotive, Inc. (NON)	43,941	1,272,970
		6,002,410

Total common stocks (cost $202,502,526)		$235,483,455

INVESTMENT COMPANIES (0.9%)(a)
	Shares	Value

Hercules Technology Growth Capital, Inc.	227,275	$2,297,750

Total investment companies (cost $2,136,216)		$2,297,750

SHORT-TERM INVESTMENTS (10.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.22% (d)	14,023,897	$14,023,897
Putnam Money Market Liquidity Fund 0.15% (e)	11,084,963	11,084,963

Total short-term investments (cost $25,108,860)		$25,108,860

TOTAL INVESTMENTS

Total investments (cost $229,747,602) (b)		$262,890,065

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $250,258,338.

(b) The aggregate identified cost on a tax basis is $234,411,040, resulting in gross unrealized appreciation and depreciation of $43,999,345 and $15,520,320, respectively, or net unrealized appreciation of $28,479,025.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $13,607,700. The fund received cash collateral of $14,023,897 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,332 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $65,054,369 and $60,642,743, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$17,862,331	$--	$--

	Capital goods	17,473,903	--	--

	Communication services	4,844,205	--	--

	Consumer cyclicals	28,509,371	--	--

	Consumer staples	14,114,228	--	--

	Energy	14,513,832	--	--

	Financials	75,385,520	--	617,645

	Health care	13,127,280	--	--

	Technology	24,950,756	--	837,645

	Transportation	5,751,118	--	--

	Utilities and power	17,495,621	--	--

Total common stocks		234,028,165	--	1,455,290

Investment companies		2,297,750	--	--

Short-term investments		11,084,963	14,023,897	--

Totals by level		$247,410,878	$14,023,897	$1,455,290

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund

The fund's portfolio
9/30/10 (Unaudited)

COMMON STOCKS (95.5%)(a)
	Shares	Value

Aerospace and defense (4.5%)
Empresa Brasileira de Aeronautica SA (Embraer) ADR
(Brazil) (S)	223,600	$6,348,004
Goodrich Corp.	7,600	560,348
L-3 Communications Holdings, Inc.	41,700	3,013,659
Northrop Grumman Corp.	167,900	10,179,777
Precision Castparts Corp.	59,600	7,590,060
Raytheon Co.	93,600	4,278,456
United Technologies Corp.	189,800	13,519,454
		45,489,758

Airlines (0.2%)
US Airways Group, Inc. (NON) (S)	216,923	2,006,538
		2,006,538

Automotive (2.0%)
Dongfeng Motor Group Co., Ltd. (China)	1,458,000	2,984,081
Ford Motor Co. (NON) (S)	262,900	3,217,896
Lear Corp. (NON)	38,600	3,046,698
Nissan Motor Co., Ltd. (Japan) (NON)	481,600	4,210,174
Renault SA (France) (NON)	67,230	3,461,408
Volkswagen AG (Preference) (Germany)	26,271	3,172,469
		20,092,726

Banking (1.9%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	48,036	984,738
Citigroup, Inc. (NON)	960,100	3,744,390
State Street Corp.	171,600	6,462,456
Wells Fargo & Co.	321,200	8,071,756
		19,263,340

Biotechnology (3.5%)
Amgen, Inc. (NON)	128,800	7,098,168
Auxilium Pharmaceuticals, Inc. (NON) (S)	76,700	1,900,626
Celgene Corp. (NON)	185,600	10,692,416
Dendreon Corp. (NON)	110,000	4,529,800
Gilead Sciences, Inc. (NON)	77,100	2,745,531
Human Genome Sciences, Inc. (NON)	207,000	6,166,530
Ironwood Pharmaceuticals, Inc. (NON)	152,665	1,554,130
Sequenom, Inc. (NON)	147,211	1,031,949
		35,719,150

Broadcasting (1.0%)
Liberty Media Corp. - Capital Ser. A (NON)	156,973	8,172,014
Sirius XM Radio, Inc. (NON) (S)	103,765	124,518
TiVo, Inc. (NON)	188,806	1,710,582
		10,007,114

Building materials (0.1%)
Masco Corp.	132,600	1,459,926
		1,459,926

Cable television (2.2%)
Comcast Corp. Class A	642,612	11,618,425
DIRECTV Class A (NON)	266,385	11,089,608
		22,708,033

Chemicals (1.4%)
Agrium, Inc. (Canada)	24,400	1,829,756
Celanese Corp. Ser. A	138,300	4,439,430
Dow Chemical Co. (The)	158,800	4,360,648
Huntsman Corp.	139,700	1,614,932
Potash Corp. of Saskatchewan, Inc. (Canada)	15,000	2,160,600
		14,405,366

Coal (0.2%)
Walter Energy, Inc.	30,300	2,463,087
		2,463,087

Commercial and consumer services (2.2%)
Alliance Data Systems Corp. (NON) (S)	51,992	3,392,998
Mastercard, Inc. Class A	46,700	10,460,800
Visa, Inc. Class A	108,200	8,034,932
		21,888,730

Communications equipment (6.2%)
Cisco Systems, Inc. (NON)	934,520	20,465,988
Corning, Inc.	174,900	3,197,172

Harris Corp.	135,149	5,985,749
Motorola, Inc. (NON)	239,900	2,046,347
Qualcomm, Inc.	672,691	30,351,818
		62,047,074

Computers (10.2%)
Apple, Inc. (NON)	183,100	51,954,625
Brocade Communications Systems, Inc. (NON)	172,400	1,006,816
EMC Corp. (NON)	214,600	4,358,526
Hewlett-Packard Co.	637,200	26,807,004
Polycom, Inc. (NON)	141,100	3,849,208
Quest Software, Inc. (NON)	39,100	961,469
Seagate Technology (NON)	561,600	6,615,648
Western Digital Corp. (NON)	237,400	6,739,786
		102,293,082

Conglomerates (0.6%)
Tyco International, Ltd.	164,200	6,031,066
		6,031,066

Construction (0.2%)
China National Materials Co., Ltd. (China)	2,667,000	2,220,538
		2,220,538

Consumer finance (0.1%)
Air Lease Corp. 144A	52,467	1,075,574
		1,075,574

Consumer goods (0.7%)
Avon Products, Inc.	33,700	1,082,107
hhgregg, Inc. (NON) (S)	137,628	3,407,669
Newell Rubbermaid, Inc.	118,400	2,108,704
		6,598,480

Consumer services (1.3%)
Avis Budget Group, Inc. (NON)	435,660	5,075,439
Hertz Global Holdings, Inc. (NON) (S)	789,910	8,365,147
		13,440,586

Electric utilities (0.2%)
AES Corp. (The) (NON)	181,900	2,064,565
		2,064,565

Electrical equipment (0.5%)
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	449,000	974,521
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON)	114,918	1,608,852
Emerson Electric Co.	42,300	2,227,518
		4,810,891

Electronics (3.8%)
Cavium Networks, Inc. (NON) (S)	38,600	1,110,136
Elster Group SE ADR (Germany) (NON)	108,900	1,502,820
Marvell Technology Group, Ltd. (NON)	606,800	10,625,068
Micron Technology, Inc. (NON) (S)	148,409	1,070,029
Sensata Technologies Holding NV (Netherlands) (NON)	433,936	8,574,575
Texas Instruments, Inc.	575,200	15,610,928
		38,493,556

Energy (oil field) (2.2%)
Helix Energy Solutions Group, Inc. (NON)	192,900	2,148,906
National Oilwell Varco, Inc.	162,600	7,230,822
Schlumberger, Ltd.	203,641	12,546,322
		21,926,050

Energy (other) (1.2%)
China WindPower Group, Ltd. (China) (NON)	7,660,000	868,789
First Solar, Inc. (NON) (S)	73,140	10,777,179
		11,645,968

Engineering and construction (0.1%)
Fluor Corp.	21,500	1,064,895
		1,064,895

Financial (0.8%)
CME Group, Inc.	3,600	937,620
KKR & Co. LP	477,086	5,057,112
MGIC Investment Corp. (NON) (S)	209,777	1,936,242
Radian Group, Inc.	68,467	535,412
		8,466,386

Forest products and packaging (0.4%)
International Paper Co.	162,900	3,543,075

		3,543,075

Health-care services (2.9%)
Aetna, Inc.	336,100	10,624,121
Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical Chemical Products (Greece)	953,571	2,055,135
Express Scripts, Inc. (NON)	78,024	3,799,769
Lincare Holdings, Inc.	139,100	3,490,019
WellPoint, Inc. (NON)	161,300	9,136,032
		29,105,076

Household furniture and appliances (0.3%)
Tempur-Pedic International, Inc. (NON)	95,500	2,960,500
		2,960,500

Insurance (6.0%)
Aflac, Inc.	518,754	26,824,769
Assured Guaranty, Ltd. (Bermuda)	973,850	16,662,574
Hartford Financial Services Group, Inc. (The)	633,824	14,546,261
Ping An Insurance (Group) Co. of China, Ltd. (China)	203,500	2,077,267
		60,110,871

Investment banking/Brokerage (1.8%)
Blackstone Group LP (The)	272,200	3,454,218
Charles Schwab Corp. (The)	191,100	2,656,290
E*Trade Financial Corp. (NON)	72,990	1,061,275
Goldman Sachs Group, Inc. (The)	61,620	8,909,020
Morgan Stanley	93,300	2,302,644
		18,383,447

Leisure (0.3%)
Brunswick Corp.	188,909	2,875,195
		2,875,195

Machinery (1.0%)
Bucyrus International, Inc. Class A	21,900	1,518,765
Joy Global, Inc.	38,700	2,721,384
Lonking Holdings, Ltd. (China)	1,942,000	1,962,311
Parker Hannifin Corp.	51,900	3,636,114
		9,838,574

Manufacturing (1.4%)
Ingersoll-Rand PLC	392,100	14,001,891
		14,001,891

Medical technology (2.5%)
Baxter International, Inc.	105,300	5,023,863
Boston Scientific Corp. (NON)	310,400	1,902,752
China Medical Technologies, Inc. ADR (China) (S)	191,800	2,491,482
Covidien PLC (Ireland)	317,254	12,750,438
Medtronic, Inc.	52,900	1,776,382
Thermo Fisher Scientific, Inc. (NON)	21,200	1,015,056
		24,959,973

Metals (2.6%)
Freeport-McMoRan Copper & Gold, Inc. Class B	19,360	1,653,150
Rio Tinto PLC (United Kingdom)	55,353	3,236,898
Teck Resources, Ltd. Class B (Canada)	26,100	1,074,781
U.S. Steel Corp. (S)	65,400	2,867,136
Vallourec SA (France)	16,118	1,602,102
Vedanta Resources PLC (United Kingdom)	467,544	15,907,744
		26,341,811

Office equipment and supplies (0.1%)
Avery Dennison Corp.	38,311	1,422,104
		1,422,104

Oil and gas (4.4%)
Apache Corp.	94,930	9,280,357
Chevron Corp.	112,400	9,110,020
EOG Resources, Inc.	42,800	3,979,116
Exxon Mobil Corp.	30,800	1,903,132
Occidental Petroleum Corp.	43,200	3,382,560
Petrohawk Energy Corp. (NON)	495,487	7,997,160
Petroleo Brasileiro SA ADR (Brazil) (S)	252,500	9,158,175
		44,810,520

Pharmaceuticals (4.4%)
Abbott Laboratories	342,600	17,897,424
Merck & Co., Inc.	102,700	3,780,387
Pfizer, Inc.	1,035,338	17,776,753
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	89,226	4,706,672
		44,161,236

Publishing (1.7%)

Gannett Co., Inc.			304,800	3,727,704
R. R. Donnelley & Sons Co.			788,281	13,369,246
				17,096,950

Retail (5.7%)
Bed Bath & Beyond, Inc. (NON)			35,200	1,528,032
CVS Caremark Corp.			234,225	7,371,061
GameStop Corp. Class A (NON)			78,600	1,549,206
Kohl's Corp. (NON)			123,300	6,495,444
Lowe's Cos., Inc.			413,200	9,210,228
Macy's, Inc.			238,063	5,496,875
Nordstrom, Inc.			58,000	2,157,600
Office Depot, Inc. (NON)			369,200	1,698,320
OfficeMax, Inc. (NON)			116,100	1,519,749
Staples, Inc.			204,700	4,282,324
Talbots, Inc. (The) (NON) (S)			175,600	2,300,360
Target Corp.			164,300	8,780,192
Urban Outfitters, Inc. (NON)			145,600	4,577,664
Wal-Mart Stores, Inc.			1,200	64,224
				57,031,279

Schools (0.5%)
Apollo Group, Inc. Class A (NON)			95,171	4,887,031
				4,887,031

Semiconductor (2.1%)
Atmel Corp. (NON)			804,970	6,407,561
FormFactor, Inc. (NON)			188,617	1,622,106
Himax Technologies, Inc. ADR (Taiwan) (S)			475,226	1,178,560
KLA-Tencor Corp.			188,700	6,647,901
Lam Research Corp. (NON)			117,640	4,923,234
				20,779,362

Software (3.4%)
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)			45,600	1,794,360
Microsoft Corp.			892,600	21,859,797
Oracle Corp.			351,800	9,445,830
VMware, Inc. Class A (NON)			13,000	1,104,220
				34,204,207

Technology services (3.4%)
Google, Inc. Class A (NON)			32,272	16,968,295
Unisys Corp. (NON)			605,981	16,906,870
				33,875,165

Telecommunications (0.7%)
Clearwire Corp. Class A (NON) (S)			142,100	1,149,589
Iridium Communications, Inc. (NON) (S)			82,200	701,988
Sprint Nextel Corp. (NON)			1,196,675	5,540,605
				7,392,182

Textiles (0.5%)
Hanesbrands, Inc. (NON)			177,000	4,577,220
Liz Claiborne, Inc. (NON) (S)			134,521	817,888
				5,395,108

Tobacco (1.5%)
Philip Morris International, Inc.			280,531	15,715,347
				15,715,347

Trucks and parts (0.6%)
ArvinMeritor, Inc. (NON)			382,381	5,942,201
				5,942,201

Total common stocks (cost $797,226,608)				$962,515,584

WARRANTS (1.5%)(a)(NON)
	Expiration date	Strike price	Warrants	Value

Bank of America Corp. (W)	10/28/18	30.79	240,783	$573,064
Hartford Financial Services Group, Inc. (The)	6/26/19	9.79	146,400	2,108,160
JPMorgan Chase & Co. (W)	10/28/18	42.42	610,475	7,124,243
Wells Fargo & Co. (W)	10/28/18	34.01	715,200	5,642,928

Total warrants (cost $15,819,884)				$15,448,395

INVESTMENT COMPANIES (1.2%)(a)
			Shares	Value

iShares FTSE/Xinhua China 25 Index Fund (S)			96,900	$4,149,258
Market Vectors Gold Miners ETF			51,200	2,863,616
SPDR KBW Regional Banking ETF (S)			127,500	2,921,025
SPDR S&P Homebuilders ETF (S)			162,500	2,569,125

Total investment companies (cost $11,855,194)				$12,503,024

PURCHASED OPTIONS OUTSTANDING (1.1%)(a)

	Expiration date/	Contract	Value
	strike price	amount

Aflac, Inc. (Call)	Jan-11/55.00	594,856	$1,481,185
Baxter International, Inc. (Call)	Jan-11/45.00	488,889	2,024,700
Hartfod Financial Services Group, Inc. (The) (Call)	Dec-10/27.00	844,967	464,732
Hewlett-Packard Co. (Call)	Dec-10/42.00	245,774	600,377
iShares Russell 2000 Index Fund (Put)	Oct-10/64.00	416,405	220,695
iShares Russell 2000 Index Fund (Put)	Oct-10/66.00	267,148	216,390
iShares Russell 2000 Index Fund (Put)	Oct-10/66.00	362,631	170,437
Petrohawk Energy Corp. (Call)	Jan-11/21.00	916,230	256,544
Pfizer, Inc. (Call)	Dec-10/18.00	1,801,208	648,435
Pfizer, Inc. (Call)	Dec-10/17.00	462,000	364,980
SPDR S&P 500 ETF (Put)	Oct-10/113.00	711,675	77,344
State Street Corp. (Call)	Dec-10/42.00	874,210	988,259
WellPoint, Inc. (Call)	Jan-11/55.00	567,567	2,866,213
Wells Fargo & Co. (Call)	Jan-11/31.00	1,163,568	430,520
Wells Fargo & Co. (Call)	Jan-11/32.50	1,268,571	291,771
Wells Fargo & Co. (Call)	Jan-11/30.00	389,319	194,660

Total purchased options outstanding (cost $14,284,826)			$11,297,242

SENIOR LOANS (0.4%)(a)(c)
		Principal amount	Value

Visteon Corp. bank term loan FRN Ser. B, 5 1/4s, 2013		$325,787	$354,022
Visteon Corp. bank term loan FRN Ser. B1, 5 1/4s, 2013		3,336,390	3,625,545

Total senior loans (cost $3,983,684)			$3,979,567

CORPORATE BONDS AND NOTES (0.2%)(a)
		Principal amount	Value

Visteon Corp. sr. unsec. unsub. notes 8 1/4s, 2011
(In default) (NON)		$645,000	$657,900
Visteon Corp. sr. unsec. unsub. notes 7s, 2014
(In default) (NON)		1,075,000	1,096,500
Visteon Corp. 144A sr. unsec. notes 12 1/4s, 2016
(In default) (NON)		485,000	606,250

Total corporate bonds and notes (cost $2,460,999)			$2,360,650

U.S. TREASURY OBLIGATIONS (0.4%)(a)
		Principal amount	Value

U.S. Treasury Notes
3 1/4s, 2016 (i)		$327,000	$359,595
2 3/4s, 2019 (i)		590,000	614,237
1 3/8s, 2012 (i)		756,000	770,440
7/8s, 2011 (i)		842,000	845,204

U.S Treasury Inflation Protected Securities
3s, 2012 (i)		389,213	415,909
2 1/2s, 2016 (i)		1,090,305	1,240,625

Total U.S. treasury obligations (cost $4,246,010)			$4,246,010

SHORT-TERM INVESTMENTS (6.1%)(a)
		Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.22%,
September 22, 2011 (i)		$900,000	$897,840
U.S. Treasury Bills for an effective yield of 0.24%,
August 25, 2011 (SEGSF)		240,000	239,474
U.S. Treasury Bills for effective yields from 0.22% to
0.23%, July 28, 2011 (SEGSF)		930,000	928,214
Putnam Cash Collateral Pool, LLC 0.22% (d)		56,463,297	56,463,297
Putnam Money Market Liquidity Fund 0.15% (e)		2,516,024	2,516,024

Total short-term investments (cost $61,044,898)			$61,044,849

TOTAL INVESTMENTS

Total investments (cost $910,922,103) (b)			$1,073,395,321

FORWARD CURRENCY CONTRACTS at 9/30/10 (aggregate face value $28,915,095) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

Credit Suisse AG
	Euro	Sell	10/20/10	$10,878,844	$10,208,915	$(669,929)
	Japanese Yen	Sell	10/20/10	3,852,099	3,744,043	(108,056)

UBS AG
	British Pound	Sell	10/20/10	15,091,952	14,962,137	(129,815)

Total						$(907,800)

WRITTEN OPTIONS OUTSTANDING at 9/30/10 (premiums received $7,488,943) (Unaudited)
	Contract	Expiration date/
	amount	strike price	Value

Aflac, Inc. (Call)	594,856	Jan-11/60.00	$616,259
Baxter International, Inc. (Call)	488,889	Jan-11/50.00	727,907
Hartford Financial Services Group, Inc. (The) (Call)	844,967	Dec-10/30.00	152,094
Hewlett-Packard Co. (Call)	245,774	Dec-10/45.00	294,167
iShares Russell 2000 Index Fund (Put)	416,405	Oct-10/62.00	113,783
iShares Russell 2000 Index Fund (Put)	267,148	Oct-10/64.00	114,874
iShares Russell 2000 Index Fund (Put)	362,631	Oct-10/64.00	68,900
Pfizer, Inc. (Call)	1,801,208	Dec-10/18.00	648,435
Pfizer, Inc. (Call)	462,000	Dec-10/20.00	24,735
SPDR S&P 500 ETF (Put)	711,675	Oct-10/112.00	14,335
State Street Corp. (Call)	874,210	Dec-10/45.00	444,684
WellPoint, Inc. (Call)	567,567	Jan-11/57.50	2,117,025
Wells Fargo & Co. (Call)	1,163,568	Jan-11/34.00	139,465
Wells Fargo & Co. (Call)	1,268,571	Jan-11/35.00	105,215
Wells Fargo & Co. (Call)	389,319	Jan-11/32.50	89,543

Total			$5,671,421

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/10 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	36,391	$--	9/17/11	(1 month USD-	A basket	$197,983
				LIBOR-BBA plus 60	(GSGLMIN2)
				bp)	of common stocks

Total						$197,983

Key to holding's abbreviations

ADS	American Depository Shares
ETF	Exchange Traded Fund
FRN	Floating Rate Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2010 through September 30, 2010 (the reporting period).

(a) Percentages indicated are based on net assets of $1,007,703,837.

(b) The aggregate identified cost on a tax basis is $929,223,490, resulting in gross unrealized appreciation and depreciation of $170,197,316 and $26,025,485, respectively, or net unrealized appreciation of $144,171,831.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $54,340,998. The fund received cash collateral of $56,463,297 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $20,160 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $380,863,321 and $388,319,603, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $1,150,483 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter-- a security is valued at its last reported bid price and is generally categorized as a Level 2 security. Market quotations are not considered to be readily available for certain debt obligations; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings) . Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures and options contracts: The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns, owned or expects to purchase, or for other investment purposes. The fund may also write options on swaps or securities it owns or in which it may invest to increase its current returns.

The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, interest or exchange rates moving unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 15,000,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 14,700,000 on written options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.The fund had an average contract amount of approximately $15,200,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to help enhance the funds return and manage the fund’s exposure to credit risk. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $9,800,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $1,022,532 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $907,800 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $928,233.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$46,510,790	$--	$--

Capital goods	82,570,314	--	--

Communication services	30,100,215	--	--

Conglomerates	6,031,066	--	--

Consumer cyclicals	131,436,467	--	--

Consumer staples	48,012,505	--	--

Energy	80,845,625	--	--

Financials	105,239,306	1,075,574	984,738

Health care	133,945,435	--	--

Technology	291,692,446	--	--

Transportation	2,006,538	--	--

Utilities and power	2,064,565	--	--

Total common stocks	960,455,272	1,075,574	984,738

Corporate bonds and notes	--	2,360,650	--

Investment Companies	12,503,024	--	--

Purchased options outstanding	--	11,297,242	--

Senior loans	--	3,979,567

U.S. Treasury Obligations	--	4,246,010	--

Warrants	15,448,395	--	--

Short-term investments	2,516,024	58,528,825	--

Totals by level	$990,922,715	$81,487,868	$984,738

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(907,800)	$--

Written options	--	(5,671,421)	--

Total return swap contracts	--	197,983	--

Totals by level	$--	$(6,381,238)	$--

At the start and close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$907,800

Equity contracts	26,943,620	5,671,421

Total	$26,943,620	$6,579,221

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: November 24, 2010

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: November 24, 2010